UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

Wilmington Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30

Date of Reporting Period: May 1, 2012 - October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

October 31, 2012

PRESIDENT’S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund

Wilmington Intermediate-Term Bond Fund

Wilmington Short-Term Corporate Bond Fund

Wilmington Short Duration Government Bond Fund

Wilmington Municipal Bond Fund

Wilmington Maryland Municipal Bond Fund

Wilmington New York Municipal Bond Fund

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

Money Market Funds

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”) formerly MTB Income Fund

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”) formerly MTB Intermediate Term Bond Fund

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”) formerly MTB Short-Term Corporate Bond Fund

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”) formerly MTB Short Duration Government Bond Fund

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”) formerly MTB Maryland Municipal Bond Fund

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”) formerly MTB New York Municipal Bond Fund

Wilmington Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”) formerly MTB Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”) formerly MTB Virginia Municipal Bond Fund

Wilmington Prime Money Market Fund (“Prime Money Market Fund”) formerly MTB Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) formerly MTB US Government Money Market Fund

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”) formerly MTB U.S. Treasury Money Market Fund

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”) formerly MTB Tax-Free Money Market Fund

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2012 through October 31, 2012. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

The U.S. economic expansion continued in 2012, though its pace remained tepid. The production of goods and services grew 2.0%, 1.3%, and 3.1% faster than the rate of inflation during the year’s first three quarters, respectively. U.S. consumer spending propelled the gains, though consumers were still cautious amid the long, slow recovery from the Great Recession of 2007–2009. Retail and food sales, for example, amounted to $1.06 trillion during our fiscal half-year, up 2.6% in real (inflation-adjusted) terms over the same period in 2011. The housing market showed signs of rebounding, and inflation averaged about 2.0%.

If consumers were feeling somewhat better, business managers remained wary. During the first, second, and third quarters of 2012, investments in U.S. plants, property, and equipment expected to last three years or more were made at lower rates than they had been made in the corresponding quarters in 2008. Employers likewise remained cautious in hiring. The number of U.S. private sector workers grew in all six months of our fiscal half-year, but the rate of private-sector job growth remained the slowest of any post-World War II recovery. At the end of October there were still 3.9 million fewer private-sector workers than there had been at the labor market’s January 2008 peak. Much of the blame for soft business enthusiasm was laid at the doorsteps of Congress and the White House. Many business leaders said lawmakers needed to make meaningful changes in U.S. tax and spending policies to shore up the nation’s finances and to clarify the legal and regulatory environment.

Despite the modest rate of expansion, the U.S. recovery in 2012 looked solid in relation to economic conditions in Europe, where a recession appeared to be worsening. Greece appeared likely to remain at least a near-term participant in the continent’s common currency experiment, but Spain, Portugal, Italy all joined Greece in struggling under heavy sovereign debts. There was much debate about the possibility of developing common fiscal policies and banking regulations. In China, growth appeared to slow, though it remained strong in absolute terms. On balance, the global economy appeared to be expanding at a modest rate.

The Bond Markets

The good times rolled on in the U.S. bond market during the first half of our fiscal year. The Barclays Capital U.S. Aggregate Bond Index returned 2.8%. The index tracks the overall market for taxable, investment-grade U.S. bonds and includes U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities (MBS). The gain was propelled by strong results among corporate and MBS issues, into which investors piled as the search for investment opportunities with meaningful yields continued.

The yield of the 10-year U.S. Treasury note, against which many other interest rates are set, declined from 1.95% at the end of April to a low of 1.43% in late July before climbing to 1.72% at the end of October. The net decrease of nearly a quarter of a percentage point boosted the prices of bonds across the market.

The S&P Municipal Bond Index1 returned 3.7%. Demand for shares of municipal bond mutual funds, which account for much of the total demand for municipal bonds, rebounded as investors appeared to conclude that fears of widespread municipal bankruptcies were overblown. As the second half of our fiscal year got under way, however, there were fears that some or all of the federal income tax exemption on most municipal bond interest income could be stripped as part of efforts in Washington to raise tax revenues. As of this writing, no changes had been made, and we would caution investors not to allow potential changes in tax policy to drive their investment decisions.

PRESIDENT’S MESSAGE  /  October 31, 2012

ii

For the six-month reporting period May 1, 2012 through October 31, 2012, certain Barclays Capital indices performed as follows2:

Barclays Capital U.S. Aggregate Bond Index[3]	Barclays Capital U.S. Treasury Bond Index[4]	Barclays Capital U.S. Mortgage-Backed Securities Index[5]	Barclays Capital U.S. Credit Bond Index[6]	Barclays Capital Municipal Bond Index[7]
2.75%	1.76%	1.39%	5.86%	3.34%

The Stock Markets

Stocks generally coasted during the six months ended October 31, 2012. Six broad stock market indices, which together offer a rough portrait of the world’s equity securities, returned between –1.3% and 2.5% in U.S. dollars during the period. The only negative return was that of the MSCI Emerging Markets (Net) Index8. The strongest return was recorded by the Russell Top 200 Index9, which tracks mega-capitalization U.S. stocks. In between were the returns of the Russell Midcap Index10 of U.S. stocks (+0.3%), the Russell 2000 Index11 of small-cap U.S. stocks (+1.0%), the MSCI EAFE (Net) Index12 of developed international stock markets (+2.1%), and the S&P 500 Index13, a widely watched gauge consistently mainly of large-cap U.S. stocks (+2.2%).

After-tax U.S. profits—a significant driver of share prices—grew rapidly in 2012. During the first three quarters of the year, they jumped 19%, 15%, and 18% on a year-over-year basis. Investors look ahead, however, not just back, and many of them appeared concerned about the ability of companies to continue to deliver strong profit growth in 2013. Analysts’ estimates of future profits fell more or less steadily in the second half of 2012, a pessimism that might account for some of equity investors’ caution. Conditions in Europe, the slowdown in China, and the “fiscal cliff” of scheduled U.S. tax hikes and spending cuts that loomed over the latter part of 2012 likely also played roles. The Congressional Budget Office estimated that the tax increases and spending cuts had a net value of $560 billion annually. We and a great many other investment managers believed that if lawmakers allowed the U.S. economy to sail off the cliff—that is, if they made no adjustments to the planned tax hikes and spending reductions—a new recession would ensue. As we write this letter, President Obama and House Speaker Boehner were said to be negotiating over potential policy changes, and we were confident that a relatively small portion of the tax increases and spending cuts would take effect in 2013 as scheduled.

For the six-month reporting period May 1, 2012 through October 31, 2012, certain stock market indices performed as follows:

S&P 500 Index[13]	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
2.16%	0.46%	-1.61%	1.21%

The Trust, with assets of $12.6 billion as of October 31, 2012, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds can provide you with the diversification, flexibility, and professional management you need.18

Sincerely,

Sam Guerrieri

President

December 20, 2012

October 31, 2012  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3.	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Capital U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.	Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

6.	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

9.	Russell Top 200 Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200 Index is a subset of the Russell 3000 Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

10.	Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

11.	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

13.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices.

17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

18.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE  /  October 31, 2012

iv

Sector allocation and credit quality percentages are based on total net assets at period end and are subject to change at any time. This data is shown for informational purposes only and is not to be considered a recommendation to purchase or sell any security. The credit quality of the investments in the Fund’s portfolio does not apply to the safety and stability of the Fund and are subject to change. Ratings shown are assigned by one or more Nationally Recognized Statistical Rating Organizations (NRSRO), such as Standard & Poor’s, and typically range from AAA (highest) to D (lowest). When ratings from two NRSROs are available, the lowest rating is used. Bonds not rated by an NRSRO are included in the Not Rated category, which does not necessarily indicate low quality. Cash Equivalents are defined as bonds with stated maturities of seven days or less and includes money market funds and other cash equivalents. For more information regarding rating methodologies for S&P visit www.standardandpoors.com and for Moody’s visit www.moodys.com.

October 31, 2012  /  PRESIDENT’S MESSAGE

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,031.50	$5.02	0.98%
Class I	$1,000.00	$1,032.60	$3.23	0.63%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.27	$4.99	0.98%
Class I	$1,000.00	$1,022.03	$3.21	0.63%

WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$1,021.50	$4.84	0.95%
Class C	$1,000.00	$1,016.80	$8.54	1.68%
Class I	$1,000.00	$1,023.30	$3.06	0.60%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.42	$4.84	0.95%
Class C	$1,000.00	$1,016.74	$8.54	1.68%
Class I	$1,000.00	$1,022.18	$3.06	0.60%

WILMINGTON SHORT-TERM CORPORATE BOND FUND
Actual
Class A	$1,000.00	$1,011.00	$4.36	0.86%
Class C	$1,000.00	$1,008.10	$8.15	1.61%
Class I	$1,000.00	$1,013.20	$3.10	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class C	$1,000.00	$1,017.09	$8.19	1.61%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

2

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A	$1,000.00	$1,006.00	$4.50	0.89%
Class C	$1,000.00	$1,002.10	$8.38	1.66%
Class I	$1,000.00	$1,007.30	$3.24	0.64%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.72	$4.53	0.89%
Class C	$1,000.00	$1,016.84	$8.44	1.66%
Class I	$1,000.00	$1,021.98	$3.26	0.64%

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,025.30	$4.39	0.86%
Class I	$1,000.00	$1,026.50	$3.12	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

WILMINGTON MARYLAND MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,021.50	$4.84	0.95%
Class I	$1,000.00	$1,023.90	$3.42	0.67%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.42	$4.84	0.95%
Class I	$1,000.00	$1,021.83	$3.41	0.67%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,023.90	$4.29	0.84%
Class I	$1,000.00	$1,024.20	$3.01	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

WILMINGTON PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,022.40	$4.69	0.92%
Class I	$1,000.00	$1,022.70	$3.41	0.67%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.57	$4.69	0.92%
Class I	$1,000.00	$1,021.83	$3.41	0.67%

WILMINGTON VIRGINIA MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,013.90	$4.87	0.96%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.37	$4.89	0.96%

WILMINGTON PRIME MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.20	$0.86	0.17%
Institutional Class	$1,000.00	$1,000.20	$0.86	0.17%
Select Class	$1,000.00	$1,000.20	$0.86	0.17%
Service Class	$1,000.00	$1,000.10	$1.01	0.20%
Hypothetical (assuming a 5% return before expense)
Administrative Class	$1,000.00	$1,024.35	$0.87	0.17%
Institutional Class	$1,000.00	$1,024.35	$0.87	0.17%
Select Class	$1,000.00	$1,024.35	$0.87	0.17%
Service Class	$1,000.00	$1,024.20	$1.02	0.20%

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

3

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.76	0.15%
Institutional Class	$1,000.00	$1,000.10	$0.76	0.15%
Select Class	$1,000.00	$1,000.10	$0.76	0.15%
Service Class	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical (assuming a 5% return before expense)
Administrative Class	$1,000.00	$1,024.45	$0.77	0.15%
Institutional Class	$1,000.00	$1,024.45	$0.77	0.15%
Select Class	$1,000.00	$1,024.45	$0.77	0.15%
Service Class	$1,000.00	$1,024.45	$0.77	0.15%

WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.71	0.14%
Select Class	$1,000.00	$1,000.10	$0.71	0.14%
Service Class	$1,000.00	$1,000.10	$0.71	0.14%
Hypothetical (assuming a 5% return before expense)
Administrative Class	$1,000.00	$1,024.50	$0.71	0.14%
Select Class	$1,000.00	$1,024.50	$0.71	0.14%
Service Class	$1,000.00	$1,024.50	$0.71	0.14%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.86	0.17%
Select Class	$1,000.00	$1,000.10	$0.86	0.17%
Service Class	$1,000.00	$1,000.10	$0.86	0.17%
Hypothetical (assuming a 5% return before expense)
Administrative Class	$1,000.00	$1,024.35	$0.87	0.17%
Select Class	$1,000.00	$1,024.35	$0.87	0.17%
Service Class	$1,000.00	$1,024.35	$0.87	0.17%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

4

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Corporate Bonds	52.0%
Mortgage-Backed Securities	20.1%
U.S. Treasury	17.2%
Collateralized Mortgage Obligations	4.3%
Government Agencies	3.9%
Asset-Backed Securities	0.9%
Enhanced Equipment Trust Certificates	0.7%
Municipal Bond	0.2%
Cash Equivalents[1]	9.5%
Other Assets and Liabilities – Net[2]	(8.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	6.0%
AA	3.1%
A	16.7%
BBB	31.8%
BB	2.5%
B	0.2%
Not Rated	9.5%
U.S. Government Agency Securities	21.8%
U.S. Treasuries	17.2%
Other Assets and Liabilities – Net[2]	(8.8)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.9%

FINANCIAL SERVICES – 0.7%
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	$1,273,714	$1,408,144
[14]Nissan Auto Lease Trust, Series 2011-A, Class A2A, 0.70%, 1/15/14	799,093	803,668
TOTAL FINANCIAL SERVICES		$2,211,812

WHOLE LOAN – 0.2%
[1,6,7,14]SLM Student Loan Trust, Series 2011-A, Class A1, 1.21%, 10/15/24	556,621	558,938
TOTAL ASSET-BACKED SECURITIES (COST $2,629,419)		$2,770,750

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.2%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,059,153
[14]Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	570,900	589,335

Description	Par Value	Value

[1]Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.64%, 5/12/39	$503,801	$514,978
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	994,089	1,042,814
[14]Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	326,587	333,188
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,539,468

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
Series 1988-23, Class C, 9.75%, 9/25/18	6,757	7,606
Series 2005-29, Class WC, 4.75%, 4/25/35	105,818	115,016
Series 2012-114, Class VM, 3.50%, 10/25/25	4,775,520	5,194,972
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,317,594

WHOLE LOAN – 1.4%
[1,14]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.96%, 2/25/34	359,571	340,203
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	1,436,949	1,445,688
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 3.52%, 11/25/35	1,095,927	879,648

(Wilmington Broad Market Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$1,670,504	$1,697,264
TOTAL WHOLE LOAN		$4,362,803
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,405,411)		$13,219,865

CORPORATE BONDS – 52.0%

AEROSPACE & DEFENSE – 0.4%
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,114,788

AUTO MANUFACTURERS – 0.3%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	270,758
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.00%, 2/17/15	250,000	252,388
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	300,000	310,576
TOTAL AUTO MANUFACTURERS		$833,722

AUTO PARTS & EQUIPMENT – 0.1%
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	250,000	253,833

BEVERAGES – 0.7%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 8.20%, 1/15/39	500,000	841,625
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	525,000	536,943
Coca-Cola Enterprises, Inc., Sr. Unsecured, 3.25%, 8/19/21	150,000	157,865
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	500,000	517,067
TOTAL BEVERAGES		$2,053,500

BIOTECHNOLOGY – 0.3%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	800,000	923,723

BUILDING MATERIALS – 0.3%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,050,647

CAPITAL MARKETS – 3.3%
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,053,145
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	297,323
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	850,000	909,739
[6,7]BNY Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,531,875
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,208,176
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	284,852
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	1,000,000	1,046,834
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 5.45%, 7/15/14	400,000	429,367

Description	Par Value	Value

[1,14]Morgan Stanley, Sr. Unsecured, 1.92%, 1/24/14	$450,000	$451,382
Morgan Stanley, Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,045,429
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,061,982
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	264,822
14TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	501,013
TOTAL CAPITAL MARKETS		$10,085,939

CHEMICALS – 0.6%
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	546,979
Dow Chemical Co., Sr. Unsecured, 5.25%, 11/15/41	500,000	575,250
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	584,462
TOTAL CHEMICALS		$1,706,691

COAL – 0.2%
CONSOL Energy, Inc., Company Guaranteed, 8.00%, 4/01/17	625,000	662,500

COMMERCIAL BANKS – 4.6%
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,250,000	1,316,674
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	747,795
14BB&T Corp., Sr. Unsecured, 6.85%, 4/30/19	905,000	1,160,182
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,377,373
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	1,200,000	1,233,912
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,321,218
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,031,443
PNC Bank N.A., Subordinated, BKNT, 6.88%, 4/01/18	500,000	633,157
[1,14]PNC Funding Corp., Bank Guaranteed, 0.51%, 1/31/14	500,000	500,125
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	1,500,000	1,570,860
Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,056,129
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	523,167
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	242,546
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	543,094
Wells Fargo & Co., Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	795,814
TOTAL COMMERCIAL BANKS		$14,053,489

(Wilmington Broad Market Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

COMMERCIAL FINANCE – 2.5%
Ford Motor Credit Co. LLC, Sr. Unsecured, 4.25%, 9/20/22	$450,000	$466,421
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	800,000	837,081
Ford Motor Credit Co., LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	280,462
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,228,072
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	294,586
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	570,962
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,157,320
[1,14]General Electric Capital Corp., Series A, Sr. Unsecured, MTN 0.54%, 10/06/15	200,000	197,217
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	1,000,000	1,060,884
General Electric Capital Corp., Subordinated, 5.30%, 2/11/21	250,000	291,439
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,178,750
TOTAL COMMERCIAL FINANCE		$7,563,194

COMPUTERS – 0.6%
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	500,995
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	506,035
[12]Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	488,417
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	275,000	287,277
TOTAL COMPUTERS		$1,782,724

CONSUMER FINANCE – 1.5%
American Express Co., Sr. Unsecured, 4.88%, 7/15/13	335,000	345,376
[6,7]American Honda Finance Corp., Sr. Unsecured, MTN, 4.63%, 4/02/13	500,000	508,865
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	274,439
[6,7]General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	300,000	309,000
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 2.70%, 3/15/17	500,000	516,763
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	546,353
[6,7]Hyundai Capital America, Company Guaranteed, 1.63%, 10/02/15	250,000	250,608
[6,7]Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17	250,000	270,962
[6,7]Hyundai Capital Services, Inc., Sr. Unsecured, 3.50%, 9/13/17	250,000	264,423
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	255,378

Description	Par Value	Value

SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	$1,000,000	$1,032,820
TOTAL CONSUMER FINANCE		$4,574,987

DIVERSIFIED FINANCIAL SERVICES – 3.1%
[6,7,14]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,182,498
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,459,869
[14]Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,021,105
[1,14]Citigroup, Inc., Sr. Unsecured, 0.53%, 3/07/14	275,000	272,523
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	541,095
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	275,551
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	275,000	328,573
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,226,952
JPMorgan Chase & Co., Sr. Unsecured, 4.65%, 6/01/14	500,000	527,490
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	520,392
JPMorgan Chase & Co., Sr. Unsecured, 2.00%, 8/15/17	1,100,000	1,109,599
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	150,000	177,631
JPMorgan Chase & Co., Sr. Notes, 4.63%, 5/10/21	100,000	113,019
[1,14]JPMorgan Chase Capital XXIII, Limited Guarantee, 1.43%, 5/15/47	1,000,000	742,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,498,797

EDUCATION – 0.2%
Stanford University, Bonds, 4.75%, 5/01/19	500,000	597,189

ELECTRIC – 4.2%
Ameren Illinois Co., Sr. Secured, 9.75%, 11/15/18	600,000	840,885
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	300,000	355,875
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,039,737
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	581,635
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	275,847
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	714,000	764,217
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	2,000,000	2,221,081
Exelon Generation Co., LLC, Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,109,902
Exelon Generation Co., LLC, Sr. Unsecured, 6.20%, 10/01/17	650,000	775,505
Florida Power Corp., 1st Mortgage, 6.35%, 9/15/37	425,000	583,394
Oklahoma Gas & Electric Co., Sr. Secured, 6.65%, 7/15/27	565,000	786,944

(Wilmington Broad Market Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	$125,000	$135,297
System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	522,601
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	1,500,000	1,630,371
TOTAL ELECTRIC		$12,623,291

ELECTRONICS – 0.4%
FLIR Systems, Inc., Sr. Unsecured, 3.75%, 9/01/16	250,000	256,279
Honeywell International, Inc., Sr. Unsecured, 5.00%, 2/15/19	250,000	300,325
Thermo Fisher Scientific, Inc., Sr. Unsecured, 1.85%, 1/15/18	600,000	612,810
TOTAL ELECTRONICS		$1,169,414

ENERGY EQUIPMENT & SERVICES – 0.5%
[14]National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,502,834

FOOD PRODUCTS – 1.5%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	750,000	922,899
HJ Heinz Co., Sr. Unsecured, 2.85%, 3/01/22	500,000	514,326
Kellogg Co., Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,033,998
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	603,757
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	556,029
Mondelez International, Inc., Unsecured, 5.25%, 10/01/13	400,000	416,789
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	516,526
TOTAL FOOD PRODUCTS		$4,564,324

FOOD RETAILING – 0.4%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,351
Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	256,945
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	675,352
TOTAL FOOD RETAILING		$1,204,648

HEALTHCARE PROVIDERS & SERVICES – 0.6%
Quest Diagnostics, Inc., Company Guaranteed, 4.70%, 4/01/21	500,000	563,972
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	302,149
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	560,000	572,282
UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	292,904
TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,731,307

Description	Par Value	Value

HOME FURNISHINGS – 0.7%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	$350,000	$401,052
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,603,346
TOTAL HOME FURNISHINGS		$2,004,398

HOUSEHOLD PRODUCTS – 0.3%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,082,072

INSURANCE – 3.4%
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.40%, 5/15/42	2,000,000	2,118,757
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,184,452
Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,059,347
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	400,000	442,910
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	583,075
[6,7,14]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	502,349
Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	254,555
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,063,789
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	551,348
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,060,885
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	280,000	339,650
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,076,500
TOTAL INSURANCE		$10,237,617

INTERNET SOFTWARE & SERVICES – 0.2%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	515,662

IRON/STEEL – 0.3%
ArcelorMittal, Sr. Unsecured, 7.25%, 10/15/39	1,000,000	929,212

LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsecured, 7.00%, 6/15/13	300,000	310,500

MACHINERY – 0.2%
[6,7]Caterpillar, Inc., Sr. Unsecured, 3.80%, 8/15/42	531,000	551,118

MEDIA – 3.2%
[14]Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	400,000	411,661
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,163,793
Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	825,000	894,471

(Wilmington Broad Market Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	$500,000	$535,229
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.15%, 3/15/42	500,000	523,565
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	850,000	894,562
NBCUniversal Media LLC, Sr. Unsecured, 4.45%, 1/15/43	750,000	775,088
NBCUniversal Media LLC, Sr. Unsecured, 3.65%, 4/30/15	480,000	515,030
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	555,253
Time Warner Cable, Inc., Company Guaranteed, 5.50%, 9/01/41	500,000	582,641
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	350,000	373,682
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,208,705
Viacom, Inc., Sr. Unsecured, 3.88%, 12/15/21	850,000	932,070
Walt Disney Co., Series E, Sr. Unsecured, 4.13%, 12/01/41	250,000	282,986
TOTAL MEDIA		$9,648,736

METALS & MINING – 1.3%
Alcoa, Inc., Sr. Unsecured, 5.72%, 2/23/19	550,000	605,060
Barrick Gold Corp., Sr. Unsecured, 5.25%, 4/01/42	2,000,000	2,254,854
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,030,431
TOTAL METALS & MINING		$3,890,345

MISCELLANEOUS MANUFACTURING – 1.5%
GE Capital Trust I, Limited Guarantee, 6.38%, 11/15/67	1,000,000	1,075,000
[14]General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	400,000	404,539
General Electric Co., Sr. Unsecured, 4.13%, 10/09/42	795,000	827,325
Ingersoll-Rand Co., Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	900,000	1,081,468
Ingersoll-Rand Global Holding Co., Ltd., Company Guaranteed, 6.00%, 8/15/13	700,000	730,655
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	500,000	549,741
TOTAL MISCELLANEOUS MANUFACTURING		$4,668,728

OIL & GAS – 4.4%
Anadarko Finance Co., Series B, Company Guaranteed, 7.50%, 5/01/31	1,000,000	1,366,604
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	267,995
Apache Corp., Sr. Unsecured, 4.75%, 4/15/43	1,000,000	1,181,268
BP Capital Markets PLC, Company Guaranteed, 3.20%, 3/11/16	300,000	322,728
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	871,000	986,308

Description	Par Value	Value

Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	$1,000,000	$1,142,500
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	1,015,000	1,024,273
Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	550,154
[6,7]Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,333,023
[6,7]Phillips 66, Company Guaranteed, 4.30%, 4/01/22	500,000	562,715
[1,14]Sempra Energy, Sr. Unsecured, 1.15%, 3/15/14	1,000,000	1,004,966
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	594,116
Shell International Finance BV, Company Guaranteed, 4.00%, 3/21/14	250,000	262,530
Sunoco, Inc., Sr. Unsecured, 9.63%, 4/15/15	550,000	641,135
Transocean, Inc., Company Guaranteed, 4.95%, 11/15/15	450,000	493,988
Valero Energy Corp., Company Guaranteed, 4.75%, 4/01/14	550,000	576,752
Valero Energy Corp., Company Guaranteed, 4.50%, 2/01/15	1,000,000	1,078,926
TOTAL OIL & GAS		$13,389,981

OIL & GAS FIELD SERVICES – 0.4%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,279,190

PHARMACEUTICALS – 0.2%
Pfizer, Inc., Sr. Unsecured, 5.35%, 3/15/15	250,000	278,528
Teva Pharmaceutical Finance Co. BV, Company Guaranteed, 2.40%, 11/10/16	400,000	420,964
TOTAL PHARMACEUTICALS		$699,492

PIPELINES – 1.2%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	558,755
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	604,066
Enterprise Products Operating LLC, Company Guaranteed, 4.85%, 8/15/42	250,000	268,880
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	591,324
Plains All American Pipeline LP / PAA Finance Corp., Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,089,723
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	485,000
TOTAL PIPELINES		$3,597,748

REAL ESTATE INVESTMENT TRUSTS (REIT) – 2.2%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,056,300
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	709,841
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	552,648

(Wilmington Broad Market Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	$500,000	$546,386
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	566,119
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	576,435
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	1,107,253
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	285,109
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	311,956
ProLogis LP, Company Guaranteed, 4.50%, 8/15/17	250,000	274,034
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	603,535
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$6,589,616

RESTAURANT – 0.1%
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	273,056

RETAIL – 0.4%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	500,000	603,604
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	588,283
TOTAL RETAIL		$1,191,887

SEMICONDUCTORS – 0.6%
Broadcom Corp., Sr. Unsecured, 2.70%, 11/01/18	500,000	540,422
[6,7]Broadcom Corp., Sr. Unsecured, 2.50%, 8/15/22	1,000,000	1,001,322
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	264,330
TOTAL SEMICONDUCTORS		$1,806,074

SOFTWARE – 0.5%
Oracle Corp., Sr. Unsecured, 1.20%, 10/15/17	1,685,000	1,694,684

TELECOMMUNICATIONS – 2.0%
AT&T, Inc., Sr. Unsecured, 2.95%, 5/15/16	200,000	214,943
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	570,296
AT&T, Inc., Sr. Unsecured, 5.55%, 8/15/41	325,000	410,212
Corning, Inc., Sr. Unsecured, 4.75%, 3/15/42	300,000	329,104
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,207,500
Verizon Communications, Inc., Sr. Unsecured, 1.25%, 11/03/14	295,000	299,866
Verizon Communications, Inc., Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,075,985
Verizon Communications, Inc., Sr. Unsecured, 5.50%, 2/15/18	250,000	305,721
Verizon Communications, Inc., Sr. Unsecured, 4.60%, 4/01/21	500,000	597,075
TOTAL TELECOMMUNICATIONS		$6,010,702

Description	Par Value	Value

TRANSPORTATION – 2.3%
CSX Corp., Sr. Unsecured, 7.90%, 5/01/17	$1,114,000	$1,415,625
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	279,798
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	715,000	730,433
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	304,112
[14]Ryder System, Inc., Sr. Unsecured, MTN, 6.00%, 3/01/13	665,000	676,929
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	311,408
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	513,128
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,177,412
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,085,807
Union Pacific Corp., Sr. Unsecured, 4.75%, 9/15/41	500,000	578,432
TOTAL TRANSPORTATION		$7,073,084

TRUCKING AND LEASING – 0.2%
GATX Corp., Sr. Unsecured, 8.75%, 5/15/14	500,000	557,199
TOTAL CORPORATE BONDS (COST $145,867,541)		$157,552,642

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.7%

AIRLINES – 0.7%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 1/31/21	473,637	495,543
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	225,436	260,238
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	410,645	471,471
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	354,848	399,869
United Air Lines, Inc., Series 09-2, Pass-Through Certificates, 9.75%, 1/15/17	398,666	458,716
TOTAL AIRLINES		$2,085,837
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,863,232)		$2,085,837

GOVERNMENT AGENCIES – 3.9%

FEDERAL HOME LOAN BANK (FHLB) – 0.3%
5.25%, 6/18/14	175,000	189,131
5.50%, 8/13/14	500,000	546,431
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$735,562

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.3%
1.25%, 10/02/19	4,300,000	4,290,925
[12]1.75%, 5/30/19	2,000,000	2,070,539
2.38%, 1/13/22	125,000	131,342
4.38%, 7/17/15	500,000	553,830
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$7,046,636

(Wilmington Broad Market Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.3%
[12]1.38%, 11/15/16	$500,000	$514,977
4.88%, 12/15/16	700,000	820,798
5.00%, 5/11/17	750,000	892,003
6.25%, 5/15/29	750,000	1,090,346
[12]7.25%, 5/15/30	400,000	645,039
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,963,163
TOTAL GOVERNMENT AGENCIES (COST $10,953,481)		$11,745,361

MORTGAGE-BACKED SECURITIES – 20.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 12.2%
Pool A13990, 4.50%, 10/01/33	163,240	176,641
Pool A93415, 4.00%, 8/01/40	8,001,928	8,547,351
Pool A93505, 4.50%, 8/01/40	5,588,553	6,007,141
Pool A97047, 4.50%, 2/01/41	5,957,456	6,403,676
Pool B17616, 5.50%, 1/01/20	184,953	199,106
Pool C00478, 8.50%, 9/01/26	28,652	33,556
Pool C01272, 6.00%, 12/01/31	105,009	117,355
Pool C03750, 3.50%, 2/01/42	890,975	947,464
Pool E00530, 6.00%, 1/01/13	440	460
Pool E00560, 6.00%, 7/01/13	9,549	9,685
Pool G01625, 5.00%, 11/01/33	161,941	176,610
Pool G02296, 5.00%, 6/01/36	1,039,481	1,131,686
Pool G02390, 6.00%, 9/01/36	46,598	51,464
Pool G02976, 5.50%, 6/01/37	681,176	742,070
Pool G03703, 5.50%, 12/01/37	352,575	383,653
Pool G04776, 5.50%, 7/01/38	513,813	558,943
Pool G06222, 4.00%, 1/01/41	5,496,980	5,871,662
Pool G08097, 6.50%, 11/01/35	55,676	63,287
Pool G12709, 5.00%, 7/01/22	243,583	263,811
Pool Q01443, 4.50%, 6/01/41	4,984,854	5,366,014
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$37,051,635

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.7%
Pool 254007, 6.50%, 10/01/31	50,180	57,447
Pool 254759, 4.50%, 6/01/18	237,488	256,227
Pool 254833, 4.50%, 8/01/18	40,222	43,096
Pool 256515, 6.50%, 12/01/36	101,553	114,864
[14]Pool 256639, 5.00%, 2/01/27	73,435	80,649
Pool 256752, 6.00%, 6/01/27	98,518	109,469
Pool 329794, 7.00%, 2/01/26	59,840	68,429
Pool 398162, 6.50%, 1/01/28	23,023	26,242
Pool 402255, 6.50%, 12/01/27	6,197	7,037

Description	Par Value	Value

Pool 535939, 6.00%, 5/01/16	$74,077	$78,937
Pool 629603, 5.50%, 2/01/17	29,226	31,580
Pool 638023, 6.50%, 4/01/32	114,742	131,646
Pool 642345, 6.50%, 5/01/32	145,316	166,088
Pool 651292, 6.50%, 7/01/32	238,660	272,627
Pool 686398, 6.00%, 3/01/33	329,074	370,230
Pool 688987, 6.00%, 5/01/33	530,876	597,272
Pool 695818, 5.00%, 4/01/18	276,796	301,139
Pool 745412, 5.50%, 12/01/35	116,305	128,644
Pool 838891, 6.00%, 7/01/35	136,217	151,721
[14]Pool 889982, 5.50%, 11/01/38	904,170	992,468
Pool 975207, 5.00%, 3/01/23	291,083	316,865
Pool AB1796, 3.50%, 11/01/40	2,362,862	2,518,737
Pool AE2520, 3.00%, 1/01/26	2,137,183	2,256,598
Pool TBA, 5.00%, 12/15/35	13,000,000	14,172,031
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$23,250,043

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 2077, 7.00%, 9/20/25	22,625	25,891
Pool 354677, 7.50%, 10/15/23	45,516	52,483
Pool 354713, 7.50%, 12/15/23	32,289	37,347
Pool 354765, 7.00%, 2/15/24	68,566	78,888
Pool 354827, 7.00%, 5/15/24	64,914	74,685
Pool 360869, 7.50%, 5/15/24	30,868	35,704
Pool 361843, 7.50%, 10/15/24	54,757	63,335
Pool 373335, 7.50%, 5/15/22	24,038	27,718
Pool 385623, 7.00%, 5/15/24	66,156	76,115
Pool 503405, 6.50%, 4/15/29	85,858	99,257
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$571,423
TOTAL MORTGAGE-BACKED SECURITIES (COST $58,744,631)		$60,873,101

MUNICIPAL BOND – 0.2%

BUILD AMERICA BONDS – 0.2%
[1,14]New Jersey State, EDA, Revenue Bonds, 1.39%, 6/15/13	650,000	651,599
TOTAL MUNICIPAL BOND (COST $650,000)		$651,599

U.S. TREASURY – 17.2%

INFLATION INDEXED NOTES – 1.5%
0.13%, 4/15/16	500,000	549,986
1.13%, 1/15/21	3,000,000	3,733,088
2.00%, 1/15/14	100,000	129,308
TOTAL INFLATION INDEXED NOTES		$4,412,382

(Wilmington Broad Market Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

U.S. TREASURY BONDS – 1.8%
3.00%, 5/15/42	$500,000	$514,844
5.25%, 2/15/29	500,000	697,578
5.38%, 2/15/31	600,000	863,250
6.25%, 5/15/30	500,000	779,219
6.38%, 8/15/27	450,000	686,883
7.50%, 11/15/16	300,000	383,016
8.88%, 2/15/19	1,130,000	1,677,873
TOTAL U.S. TREASURY BONDS		$5,602,663

U.S. TREASURY NOTES – 13.9%
0.63%, 8/31/17	1,860,000	1,854,187
[12]0.63%, 9/30/17	750,000	747,070
0.75%, 10/31/17	590,000	590,830
0.88%, 1/31/17	7,000,000	7,079,844
0.88%, 2/28/17	4,000,000	4,045,625
0.88%, 4/30/17	2,000,000	2,020,470
1.00%, 3/31/17	1,500,000	1,524,141
1.25%, 9/30/15	1,000,000	1,025,156
1.25%, 1/31/19	250,000	253,984
1.38%, 2/28/19	2,500,000	2,557,422
[12]1.63%, 8/15/22	8,575,000	8,520,066
1.75%, 7/31/15	500,000	518,828
1.75%, 5/15/22	1,380,000	1,392,399
2.00%, 11/15/21	1,210,000	1,255,753
2.00%, 2/15/22	1,500,000	1,551,797
2.13%, 8/15/21	250,000	262,812
2.25%, 1/31/15	1,000,000	1,043,594
2.25%, 3/31/16	1,250,000	1,325,977
2.25%, 7/31/18	500,000	538,203
2.50%, 4/30/15	1,000,000	1,053,594
2.63%, 7/31/14	200,000	208,172
[12]2.63%, 11/15/20	500,000	548,750
3.13%, 5/15/19	750,000	849,609
3.63%, 2/15/20	750,000	877,617
[12]4.00%, 8/15/18	500,000	588,672
TOTAL U.S. TREASURY NOTES		$42,234,572
TOTAL U.S. TREASURY (COST $49,542,723)		$52,249,617

REPURCHASE AGREEMENT – 4.7%
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $14,172,298, collateralized by a U.S. Treasury Security 0.25%, maturing 1/31/14; total market value of $14,456,437.	14,172,200	14,172,200
TOTAL REPURCHASE AGREEMENT (COST $14,172,200)		$14,172,200
TOTAL INVESTMENTS IN SECURITIES – 104.0% (COST $297,828,638)		$315,320,972

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.8%

REPURCHASE AGREEMENTS – 4.8%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $3,432,500, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $3,501,119.	$3,432,469	$3,432,469
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $3,432,502, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $3,501,118.	3,432,469	3,432,469
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 10/31/12, due 11/01/12, repurchase price $3,432,496, collateralized by U.S. Government Securities 0.50% to 3.63%, maturing 4/15/15 to 4/15/28; total market value of $3,501,123.	3,432,469	3,432,469
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $3,432,505, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $3,501,118.	3,432,469	3,432,469
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $722,631, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $737,080.	722,625	722,625
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $14,452,501)		$14,452,501
TOTAL INVESTMENTS – 108.8% (COST $312,281,139)		$329,773,473
COLLATERAL FOR SECURITIES ON LOAN – (4.8%)		(14,452,501)
OTHER LIABILITIES LESS ASSETS – (4.0%)		(12,208,298)
TOTAL NET ASSETS – 100.0%		$303,112,674

(Wilmington Broad Market Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $312,302,916. The net unrealized appreciation/(depreciation) of investments was $17,470,557. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $18,181,293 and net unrealized depreciation from investments for those securities having an excess of cost over value of $710,736.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Securities	$—	$2,770,750	$—	$2,770,750
Collateralized Mortgage Obligations	—	13,219,865	—	13,219,865
Corporate Bonds	—	157,552,642	—	157,552,642
Enhanced Equipment Trust Certificates	—	2,085,837	—	2,085,837
Government Agencies	—	11,745,361	—	11,745,361
Mortgage-Backed Securities	—	60,873,101	—	60,873,101
Municipal Bond	—	651,599	—	651,599
U.S. Treasury	—	52,249,617	—	52,249,617
Repurchase Agreements	—	28,624,701	—	28,624,701

Total	$—	$329,773,473	$—	$329,773,473

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

13

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Corporate Bonds	53.1%
U.S. Treasury	22.1%
Government Agencies	14.4%
Mortgage-Backed Securities	6.6%
Collateralized Mortgage Obligations	2.9%
Municipal Bond	0.6%
Asset-Backed Securities	0.2%
Cash Equivalents[1]	10.2%
Other Assets and Liabilities – Net[2]	(10.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	16.7%
AA	6.6%
A	16.3%
BBB	29.2%
BB	1.2%
B	0.3%
Not Rated	10.2%
U.S. Government Agency Securities	7.5%
U.S. Treasuries	22.1%
Other Assets and Liabilities – Net[2]	(10.1)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.2%

WHOLE LOAN – 0.2%
[1,6,7]SLM Student Loan Trust, Series 2011-A, Class A1, 1.21%, 10/24/24	$556,621	$558,938
TOTAL ASSET-BACKED SECURITIES (COST $556,621)		$558,938

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.0%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,059,152
[1]Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.64%, 5/12/39	503,801	514,978
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	994,089	1,042,814
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$2,616,944

FEDERAL HOME LOAN BANK (FHLB) –1.4%
Series 1, 4.88%, 5/17/17	3,000,000	3,562,743

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%
Series 2005-29, Class WC, 4.75%, 4/25/35	$229,273	$249,201
Series 2005-97, Class LB, 5.00%, 11/25/35	13,018	13,021
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$262,222

WHOLE LOAN – 0.4%
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 3.52%, 11/25/35	1,097,950	881,272
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,130,425)		$7,323,181

CORPORATE BONDS – 53.1%

AEROSPACE & DEFENSE – 0.9%
Boeing Co., Sr. Unsecured, 5.00%, 3/15/14	950,000	1,009,298
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,393,485
TOTAL AEROSPACE & DEFENSE		$2,402,783

(Wilmington Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

AUTO MANUFACTURERS – 0.5%
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.00%, 2/17/15	$500,000	$504,776
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	724,678
TOTAL AUTO MANUFACTURERS		$1,229,454

AUTO PARTS & EQUIPMENT – 0.3%
Johnson Controls, Inc., Sr. Unsecured, 2.60%, 12/01/16	845,000	887,088

BEVERAGES – 1.9%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 7.75%, 1/15/19	2,000,000	2,715,086
Coca-Cola Co., Sr. Unsecured, 1.80%, 9/01/16	2,000,000	2,078,186
TOTAL BEVERAGES		$4,793,272

BIOTECHNOLOGY – 0.6%
Amgen, Inc., Sr. Unsecured, 2.13%, 5/15/17	500,000	520,602
Gilead Sciences, Inc., Sr. Unsecured, 4.50%, 4/01/21	500,000	575,798
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	350,000	404,129
TOTAL BIOTECHNOLOGY		$1,500,529

CAPITAL MARKETS – 2.5%
Bank of New York Mellon Corp., Sr. Unsecured, 0.70%, 10/23/15	750,000	749,112
BlackRock, Inc., Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	773,041
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,208,176
Goldman Sachs Group, Inc., Series G, Sr. Unsecured, MTN, 3.70%, 8/01/15	1,000,000	1,059,965
Goldman Sachs Group, Inc., Sr. Unsecured, 6.25%, 9/01/17	655,000	768,456
Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 5.45%, 7/15/14	500,000	536,709
Morgan Stanley, Sr. Unsecured, MTN, 6.00%, 4/28/15	1,225,000	1,336,653
TOTAL CAPITAL MARKETS		$6,432,112

CHEMICALS – 1.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	1,000,000	1,100,101
Dow Chemical Co., Sr. Unsecured, 2.50%, 2/15/16	1,251,000	1,310,778
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	546,979
TOTAL CHEMICALS		$2,957,858

COAL – 0.3%
Consol Energy, Inc., Company Guaranteed, 8.00%, 4/01/17	625,000	662,500

COMMERCIAL BANKS – 7.0%
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,500,000	1,580,008
Bank of Nova Scotia, Sr. Notes, 1.85%, 1/12/15	1,500,000	1,540,326
Bank of Nova Scotia, Sr. Unsecured, 0.75%, 10/09/15	1,125,000	1,125,064

Description	Par Value	Value

1BB&T Corp., Sr. Unsecured, 1.01%, 4/28/14	$1,000,000	$1,007,480
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,068,279
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,119,035
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	1,175,000	1,241,945
KeyCorp, Sr. Unsecured, MTN, 3.75%, 8/13/15	750,000	807,785
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,094,480
Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,056,129
U.S. Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	523,167
U.S. Bank N.A., Subordinated, BKNT, 6.30%, 2/04/14	305,000	326,475
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	640,000	646,791
Wells Fargo & Co., Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	795,814
Westpac Banking Corp., Sr. Unsecured, 2.00%, 8/14/17	825,000	847,428
Westpac Banking Corp., Sr. Unsecured, 4.88%, 11/19/19	750,000	867,533
TOTAL COMMERCIAL BANKS		$17,647,739

COMMERCIAL FINANCE – 1.9%
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	1,500,000	1,569,527
Ford Motor Credit Co., LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	294,586
Ford Motor Credit Co., LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,157,320
[1,12]General Electric Capital Corp., Series A, Sr. Unsecured, MTN, 0.54%, 10/06/15	1,000,000	986,087
General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	776,330
TOTAL COMMERCIAL FINANCE		$4,783,850

COMPUTERS – 0.5%
[12]Hewlett-Packard Co., Sr. Unsecured, 2.60%, 9/15/17	500,000	488,417
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	725,000	757,367
TOTAL COMPUTERS		$1,245,784

CONSUMER FINANCE – 1.9%
American Express Co., Sr. Unsecured, 6.15%, 8/28/17	750,000	908,527
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,655,000	1,703,629
[6,7]General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	250,000	257,500
[6,7]Hyundai Capital America, Company Guaranteed, 1.63%, 10/02/15	825,000	827,005
John Deere Capital Corp., Sr. Unsecured, MTN, 1.40%, 3/15/17	1,040,000	1,062,373
TOTAL CONSUMER FINANCE		$4,759,034

DIVERSIFIED FINANCIAL SERVICES – 1.8%
Bear Stearns Cos. LLC, Sr. Unsecured, 5.70%, 11/15/14	1,155,000	1,262,914

(Wilmington Intermediate-Term Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

[1]Citigroup, Inc., Sr. Unsecured, 0.53%, 3/07/14	$500,000	$495,497
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	541,095
Citigroup, Inc., Sr. Unsecured, 6.13%, 5/15/18	750,000	896,108
JPMorgan Chase & Co., Sr. Unsecured, 6.00%, 1/15/18	250,000	296,052
JPMorgan Chase & Co., Sr. Notes, 4.63%, 5/10/21	300,000	339,056
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.43%, 5/15/47	1,000,000	742,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,573,222

ELECTRIC – 6.2%
Ameren Illinois Co., Sr. Secured, 9.75%, 11/15/18	2,775,000	3,889,095
CMS Energy Corp., Sr. Unsecured, 6.55%, 7/17/17	625,000	741,406
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,039,737
Detroit Edison Co., Series G, Sr. Secured, 5.60%, 6/15/18	950,000	1,153,254
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	520,627
Duke Energy Corp., Sr. Unsecured, 1.63%, 8/15/17	1,225,000	1,234,363
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	1,950,000	2,132,414
Exelon Generation Co., LLC, Sr. Unsecured, 6.20%, 10/01/17	1,000,000	1,193,084
Florida Power & Light Co., 1st Mortgage, 5.55%, 11/01/17	500,000	611,400
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	534,906
Oklahoma Gas & Electric Co., Sr. Secured, 6.65%, 7/15/27	440,000	612,841
Southern California Edison Co., Series 05-A, 1st Mortgage, 5.00%, 1/15/16	654,000	741,008
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	1,250,000	1,358,643
TOTAL ELECTRIC		$15,762,778

ELECTRONICS – 0.9%
FLIR Systems, Inc., Sr. Unsecured, 3.75%, 9/01/16	650,000	666,325
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.25%, 8/15/16	1,500,000	1,565,939
TOTAL ELECTRONICS		$2,232,264

FOOD PRODUCTS – 0.9%
Mondelez International, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,209,172

FOOD RETAILING – 0.1%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,351

Description	Par Value	Value

HEALTHCARE PROVIDERS & SERVICES – 0.6%
[6,7]Express Scripts Holding Co., Company Guaranteed, 2.10%, 2/12/15	$900,000	$921,580
UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	500,000	604,299
TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,525,879

HOME FURNISHINGS – 0.4%
Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,145,863

HOUSEHOLD PRODUCTS – 0.4%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,082,072

INSURANCE – 1.4%
MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	730,000	808,311
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	1,700,000	1,808,441
WR Berkley Corp., Sr. Unsecured, 7.38%, 9/15/19	710,000	861,254
TOTAL INSURANCE		$3,478,006

IRON/STEEL – 0.4%
ArcelorMittal, Sr. Unsecured, 4.00%, 3/01/16	250,000	248,445
[12] Cliffs Natural Resources, Inc., Sr. Unsecured, 4.88%, 4/01/21	700,000	694,888
TOTAL IRON/STEEL		$943,333

LEISURE TIME – 0.5%
Royal Caribbean Cruises Ltd., Sr. Unsecured, 7.00%, 6/15/13	1,200,000	1,242,000

MEDIA – 3.4%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	1,765,000	1,816,454
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	500,000	615,549
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,140,914
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	875,000	920,873
NBCUniversal Media LLC, Sr. Unsecured, 3.65%, 4/30/15	1,000,000	1,072,978
Time Warner Entertainment Co., LP, Company Guaranteed, 8.38%, 3/15/23	175,000	251,749
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	1,555,000	1,660,215
TOTAL MEDIA		$8,478,732

METALS & MINING – 1.0%
Alcoa, Inc., Sr. Unsecured, 6.00%, 7/15/13	1,251,000	1,297,967
Alcoa, Inc., Sr. Unsecured, 5.72%, 2/23/19	1,100,000	1,210,120
TOTAL METALS & MINING		$2,508,087

(Wilmington Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MISCELLANEOUS MANUFACTURING – 3.0%
Eaton Corp., Sr. Unsecured, 5.95%, 3/20/14	$750,000	$804,453
General Electric Co., Sr. Unsecured, 0.85%, 10/09/15	1,330,000	1,333,845
Ingersoll-Rand Co., Series B, Company Guaranteed, MTN, 6.02%, 2/15/28	2,015,000	2,421,286
Ingersoll-Rand Global Holding Co., Ltd., Company Guaranteed, 6.00%, 8/15/13	1,000,000	1,043,792
Textron, Inc., Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,089,016
TOTAL MISCELLANEOUS MANUFACTURING		$7,692,392

OIL & GAS – 3.2%
Anadarko Petroleum Corp., Sr. Unsecured, 6.38%, 9/15/17	695,000	846,564
BP Capital Markets PLC, Company Guaranteed, 1.85%, 5/05/17	525,000	541,004
BP Capital Markets PLC, Company Guaranteed, 3.25%, 5/06/22	525,000	563,743
Marathon Oil Corp., Sr. Unsecured, 0.90%, 11/01/15	750,000	753,044
Marathon Oil Corp., Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,216,067
Occidental Petroleum Corp., Sr. Unsecured, 1.50%, 2/15/18	500,000	511,695
[6,7]Phillips 66, Company Guaranteed, 2.95%, 5/01/17	250,000	266,605
Sempra Energy, Sr. Unsecured, 2.30%, 4/01/17	800,000	838,822
Shell International Finance BV, Company Guaranteed, 4.00%, 3/21/14	1,000,000	1,050,121
Sunoco, Inc., Sr. Unsecured, 9.63%, 4/15/15	1,200,000	1,398,841
Weatherford International Ltd., Company Guaranteed, 5.15%, 3/15/13	10,000	10,165
TOTAL OIL & GAS		$7,996,671

PHARMACEUTICALS – 0.5%
AstraZeneca PLC, Sr. Unsecured, 5.90%, 9/15/17	1,000,000	1,226,636

PIPELINES – 1.3%
Enterprise Products Operating LLC, Company Guaranteed, 3.70%, 6/01/15	1,000,000	1,072,728
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	558,755
Kinder Morgan Energy Partners LP, Sr. Unsecured, 3.95%, 9/01/22	1,000,000	1,096,666
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	591,324
TOTAL PIPELINES		$3,319,473

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.4%
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	890,000	971,936
HCP, Inc., Sr. Unsecured, MTN, 6.30%, 9/15/16	1,000,000	1,152,869
ProLogis LP, Company Guaranteed, 4.50%, 8/15/17	750,000	822,103

Description	Par Value	Value

Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	$500,000	$529,171
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$3,476,079

RETAIL – 0.3%
Walgreen Co., Sr. Unsecured, 1.00%, 3/13/15	630,000	634,263

SEMICONDUCTORS - 0.4%
[6,7]Broadcom Corp., Sr. Unsecured, 2.50%, 8/15/22	1,000,000	1,001,322

SOFTWARE – 0.4%
Microsoft Corp., Sr. Unsecured, 3.00%, 10/01/20	150,000	165,348
[1]Oracle Corp., Sr. Unsecured, 1.20%, 10/15/17	875,000	880,029
TOTAL SOFTWARE		$1,045,377

TELECOMMUNICATIONS – 2.6%
AT&T, Inc., Sr. Unsecured, 2.95%, 5/15/16	750,000	806,038
AT&T, Inc., Sr. Unsecured, 5.63%, 6/15/16	2,000,000	2,336,503
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	570,296
Telefonica Emisiones Sau, Company Guaranteed, 2.58%, 4/26/13	1,225,000	1,228,063
Verizon Communications, Inc., Sr. Unsecured, 1.25%, 11/03/14	760,000	772,537
Verizon Communications, Inc., Sr. Unsecured, 5.50%, 2/15/18	750,000	917,164
TOTAL TELECOMMUNICATIONS		$6,630,601

TRANSPORTATION – 2.0%
CSX Corp., Sr. Unsecured, 7.90%, 5/01/17	685,000	870,470
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	564,667
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	1,850,000	1,885,898
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	1,500,000	1,809,678
TOTAL TRANSPORTATION		$5,130,713

TRUCKING AND LEASING – 0.5%
GATX Corp., Sr. Unsecured, 8.75%, 5/15/14	1,250,000	1,392,997
TOTAL CORPORATE BONDS (COST $126,309,634)		$134,302,286

GOVERNMENT AGENCIES – 14.4%

FEDERAL HOME LOAN BANK (FHLB) – 1.7%
[12]1.00%, 6/21/17	2,000,000	2,025,174
5.50%, 8/13/14	2,000,000	2,185,724
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$4,210,898

(Wilmington Intermediate-Term Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 5.7%
0.63%, 12/29/14	$2,000,000	$2,013,498
[12]1.75%, 5/30/19	4,000,000	4,141,078
2.38%, 1/13/22	4,000,000	4,202,929
[12]2.50%, 5/27/16	2,500,000	2,671,333
4.38%, 7/17/15	1,315,000	1,456,572
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$14,485,410

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.0%
[12]0.50%, 5/27/15	2,500,000	2,508,108
[12]0.63%, 10/30/14	2,000,000	2,012,348
0.88%, 10/26/17	2,000,000	2,003,424
1.25%, 9/28/16	2,000,000	2,049,268
[12]1.38%, 11/15/16	2,500,000	2,574,887
1.63%, 10/26/15	2,000,000	2,071,252
[1]2.66%, 6/10/20	1,000,000	1,132,000
3.00%, 9/16/14	1,500,000	1,575,756
5.00%, 5/11/17	1,500,000	1,784,007
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$17,711,050
TOTAL GOVERNMENT AGENCIES (COST $35,299,468)		$36,407,358

MORTGAGE-BACKED SECURITIES – 6.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.9%
Pool A18401, 6.00%, 2/01/34	146,108	162,921
Pool A93415, 4.00%, 8/01/40	3,930,772	4,198,699
Pool B19228, 4.50%, 4/01/20	82,292	88,260
Pool C90293, 7.50%, 9/01/19	215,987	247,857
Pool C90504, 6.50%, 12/01/21	77,949	88,068
Pool E00530, 6.00%, 1/01/13	729	762
Pool E76204, 5.50%, 4/01/14	400	414
Pool E83022, 6.00%, 4/01/16	27,369	29,288
Pool E92817, 5.00%, 12/01/17	253,832	273,801
Pool G01625, 5.00%, 11/01/33	161,941	176,610
Pool G02390, 6.00%, 9/01/36	81,546	90,062
Pool G08097, 6.50%, 11/01/35	90,098	102,414
Pool G08193, 6.00%, 4/01/37	207,879	229,590
Pool G11311, 5.00%, 10/01/17	156,343	168,642
Pool G12709, 5.00%, 7/01/22	1,585,037	1,716,661
Pool G13077, 5.50%, 4/01/23	2,163,265	2,324,743
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,898,792

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.4%
Pool 254240, 7.00%, 3/01/32	$134,933	$154,469
Pool 254833, 4.50%, 8/01/18	53,629	57,461
Pool 256639, 5.00%, 2/01/27	146,869	161,298
Pool 256752, 6.00%, 6/01/27	123,148	136,837
Pool 257007, 6.00%, 12/01/27	229,199	254,677
Pool 424286, 6.50%, 6/01/13	1,110	1,126
Pool 526062, 7.50%, 12/01/29	15,207	17,560
[1]Pool 612514, 2.72%, 5/01/33	101,146	108,310
Pool 619054, 5.50%, 2/01/17	108,961	117,734
Pool 629603, 5.50%, 2/01/17	48,711	52,633
Pool 688996, 8.00%, 11/01/24	15,780	17,465
Pool 745412, 5.50%, 12/01/35	117,236	129,673
Pool 832365, 5.50%, 8/01/20	1,382,220	1,500,239
Pool 838741, 5.00%, 9/01/20	1,096,419	1,196,959
Pool 839291, 5.00%, 9/01/20	16,521	18,036
Pool AE2520, 3.00%, 1/01/26	2,137,183	2,256,598
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$6,181,075

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 2616, 7.00%, 7/20/28	92,746	106,865
Pool 2701, 6.50%, 1/20/29	174,035	203,833
Pool 426727, 7.00%, 2/15/29	17,447	20,243
Pool 780825, 6.50%, 7/15/28	167,573	193,725
Pool 781231, 7.00%, 12/15/30	82,459	95,778
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$620,444
TOTAL MORTGAGE-BACKED SECURITIES (COST $15,685,378)		$16,700,311

MUNICIPAL BOND – 0.6%

BUILD AMERICA BONDS – 0.6%
[1]New Jersey State, EDA, Revenue Bonds, 1.39%, 6/15/13	1,500,000	1,503,690
TOTAL MUNICIPAL BOND (COST $1,500,000)		$1,503,690

U.S. TREASURY – 22.1%

INFLATION INDEXED NOTES – 1.2%
0.13%, 4/15/16	1,500,000	1,649,959
1.25%, 7/15/20	500,000	629,283
1.63%, 1/15/15	500,000	642,189
TOTAL INFLATION INDEXED NOTES		$2,921,431

(Wilmington Intermediate-Term Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value/ Shares	Value

U.S. TREASURY NOTES – 20.9%
0.25%, 12/15/14	$2,000,000	$1,997,500
0.38%, 4/15/15	2,500,000	2,502,345
[1]0.63%, 7/15/14	2,000,000	2,011,719
0.88%, 1/31/17	3,000,000	3,034,219
[12]1.00%, 9/30/19	2,250,000	2,231,367
1.25%, 1/31/19	1,500,000	1,523,906
1.50%, 8/31/18	2,500,000	2,584,375
[12]1.63%, 8/15/22	880,000	874,363
2.00%, 1/31/16	1,000,000	1,050,469
2.00%, 4/30/16	1,600,000	1,684,500
2.00%, 11/15/21	1,000,000	1,037,813
2.13%, 8/15/21	1,500,000	1,576,875
2.63%, 4/30/16	485,000	521,223
2.63%, 8/15/20	1,000,000	1,098,281
[12]2.63%, 11/15/20	1,500,000	1,646,250
2.75%, 2/15/19	1,500,000	1,661,719
3.50%, 2/15/18	1,500,000	1,710,000
3.63%, 2/15/20	1,500,000	1,755,234
[12]4.00%, 8/15/18	2,000,000	2,354,687
4.13%, 5/15/15	1,125,000	1,232,402
4.25%, 11/15/14	2,500,000	2,700,000
[12]4.25%, 8/15/15	2,000,000	2,214,375
4.25%, 11/15/17	2,500,000	2,934,375
4.50%, 2/15/16	2,000,000	2,265,000
4.75%, 8/15/17	7,250,000	8,638,828
TOTAL U.S. TREASURY NOTES		$52,841,825
TOTAL U.S. TREASURY (COST $53,086,297)		$55,763,256

MONEY MARKET FUND – 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	969	969
TOTAL MONEY MARKET FUND (COST $969)		$969

REPURCHASE AGREEMENT – 0.3%
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $693,005, collateralized by a U.S. Treasury Security 0.25%, maturing 1/31/14; total market value of $710,562.	$693,000	693,000
TOTAL REPURCHASE AGREEMENT (COST $693,000)		$693,000
TOTAL INVESTMENTS IN SECURITIES – 100.2% (COST $240,261,792)		$253,252,989

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 9.9%

REPURCHASE AGREEMENTS – 9.9%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $5,958,735, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $6,077,856.	$5,958,682	$5,958,682
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $5,958,740, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $6,077,856.	5,958,682	5,958,682
HSBC Securities, Inc., 0.27%, dated 10/31/12, due 11/01/12, repurchase price $5,958,727, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 11/15/12 to 7/15/36; total market value of $6,077,856.	5,958,682	5,958,682
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $5,958,745, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $6,077,856.	5,958,682	5,958,682
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $1,254,468, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $1,279,551.	1,254,458	1,254,458
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $25,089,186)		$25,089,186
TOTAL INVESTMENTS – 110.1% (COST $265,350,978)		$278,342,175
COLLATERAL FOR SECURITIES ON LOAN – (9.9%)		(25,089,186)
OTHER LIABILITIES LESS ASSETS – (0.2%)		(385,041)
TOTAL NET ASSETS – 100.0%		$252,867,948

(Wilmington Intermediate-Term Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Intermediate-Term Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $265,354,722. The net unrealized appreciation/(depreciation) of investments was $12,987,453. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,349,812 and net unrealized depreciation from investments for those securities having an excess of cost over value of $362,359.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Securities	$—	$558,938	$—	$558,938
Collateralized Mortgage Obligations	—	7,323,181	—	7,323,181
Corporate Bonds	—	134,302,286	—	134,302,286
Government Agencies	—	36,407,358	—	36,407,358
Mortgage-Backed Securities	—	16,700,311	—	16,700,311
Municipal Bond	—	1,503,690	—	1,503,690
U.S. Treasury	—	55,763,256	—	55,763,256
Money Market Fund	969	—	—	969
Repurchase Agreements	—	25,782,186	—	25,782,186

Total	$969	$278,341,206	$—	$278,342,175

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

20

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Corporate Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Commercial Banks	10.3%
Oil & Gas	7.6%
Insurance	6.0%
Media	6.0%
Consumer Finance	5.8%
Real Estate Investment Trusts (REIT)	5.7%
Food Products	5.1%
Electric	5.0%
Capital Markets	4.8%
Diversified Financial Services	3.6%
Beverages	3.4%
Healthcare Providers & Services	3.2%
Commercial Finance	2.9%
Retail	2.9%
Chemicals	2.7%
Biotechnology	2.3%
Telecommunications	2.1%
Internet Software & Services	2.0%
Electronics	1.8%
Software	1.7%
Commercial Mortgage-Backed Securities (CMBS)	1.4%
Federal Home Loan Mortgage Corporation (FHLMC)	1.3%
Computers	1.2%
Cosmetics/Personal Care	1.1%
Home Furnishings	1.1%
Transportation	1.0%
Food Retailing	0.9%
Auto Manufacturers	0.7%
Pipelines	0.6%
Auto Parts & Equipment	0.5%
Building Materials	0.5%
Commercial Services	0.5%
Metals & Mining	0.5%
Semiconductors	0.5%
Pharmaceuticals	0.4%
Whole Loan	0.4%
Miscellaneous Manufacturing	0.2%
U.S. Treasury Notes	0.2%
Office/Business Equipment	0.1%
Federal National Mortgage Association (FNMA)	0.0%[4]
Financial Services	0.0%[4]
Cash Equivalents[1]	1.1%
Other Assets and Liabilities – Net[2]	0.9%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	1.8%
AA	12.4%
A	24.9%
BBB	56.2%
BB	1.2%
Not Rated	1.1%
U.S. Government Agency Securities	1.3%
U.S. Treasuries	0.2%
Other Assets and Liabilities – Net[2]	0.9%

TOTAL	100.0%

(Wilmington Short-Term Corporate Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Short-Term Corporate Bond Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
[1]Pool 399251, 2.19%, 9/01/27	$63	$66
TOTAL ADJUSTABLE RATE MORTGAGE (COST $63)		$66

ASSET-BACKED SECURITIES – 0.4%

FINANCIAL SERVICES – 0.0%**
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	105,473	105,598

WHOLE LOAN – 0.4%
[1,6,7]SLM Student Loan Trust, Series 2011-A, Class A1, 1.21%, 10/24/24	742,161	745,251
TOTAL ASSET-BACKED SECURITIES (COST $847,633)		$850,849

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.4%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.64%, 5/12/39	671,734	686,637
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,988,177	2,085,629
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$2,772,266

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.3%
Series 2003-2632, Class A, 4.00%, 1/15/18	329,960	337,109
Series 2003-2649, Class KA, 4.50%, 7/15/18	229,392	242,457
Series 2012-K019, Class A1, 1.46%, 9/25/21	1,984,032	2,024,838
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$2,604,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,434,002)		$5,376,670

CORPORATE BONDS – 94.7%

AUTO MANUFACTURERS – 0.7%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 2.63%, 9/15/16	1,000,000	1,041,274
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	267,380
TOTAL AUTO MANUFACTURERS		$1,308,654

AUTO PARTS & EQUIPMENT – 0.5%
[1]Johnson Controls, Inc., Sr. Unsecured, 0.85%, 2/04/14	1,000,000	1,005,245

Description	Par Value	Value

BEVERAGES – 3.4%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	$1,000,000	$1,008,657
[1]Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 0.86%, 1/27/14	500,000	503,665
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 1.38%, 7/15/17	1,000,000	1,015,832
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	2,000,000	2,115,450
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,002,701
PepsiCo, Inc., Sr. Unsecured, 0.75%, 3/05/15	1,050,000	1,055,853
TOTAL BEVERAGES		$6,702,158

BIOTECHNOLOGY – 2.3%
Amgen, Inc., Sr. Unsecured, 1.88%, 11/15/14	2,500,000	2,570,290
Gilead Sciences, Inc., Sr. Unsecured, 2.40%, 12/01/14	1,000,000	1,037,189
Gilead Sciences, Inc., Sr. Unsecured, 3.05%, 12/01/16	1,000,000	1,075,623
TOTAL BIOTECHNOLOGY		$4,683,102

BUILDING MATERIALS – 0.5%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,050,647

CAPITAL MARKETS – 4.8%
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,053,145
[1]BlackRock, Inc., Sr. Unsecured, 0.73%, 5/24/13	1,000,000	1,001,969
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,062,437
Charles Schwab Corp., Sr. Unsecured, 4.95%, 6/01/14	1,000,000	1,065,801
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	1,000,000	1,046,834
Morgan Stanley, Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,045,429
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,592,972
TD Ameritrade Holding Corp., Company Guaranteed, 4.15%, 12/01/14	1,586,000	1,699,634
TOTAL CAPITAL MARKETS		$9,568,221

CHEMICALS – 2.7%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	275,025
Dow Chemical Co., Sr. Unsecured, 5.90%, 2/15/15	1,000,000	1,112,916

(Wilmington Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

1EI du Pont de Nemours & Co., Sr. Unsecured, 0.79%, 3/25/14	$2,000,000	$2,013,724
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,027,548
TOTAL CHEMICALS		$5,429,213

COMMERCIAL BANKS – 10.3%
Bank of Nova Scotia, Sr. Unsecured, 2.05%, 10/07/15	2,000,000	2,083,402
Bank of Nova Scotia, Sr. Unsecured, 0.75%, 10/09/15	2,000,000	2,000,114
1BB&T Corp., Sr. Unsecured, 1.01%, 4/28/14	1,000,000	1,007,480
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,075,020
Canadian Imperial Bank of Commerce, Sr. Unsecured, 0.90%, 10/01/15	500,000	503,764
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,119,035
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	874,021
Fifth Third Bank, Subordinated, BKNT, 4.75%, 2/01/15	250,000	269,665
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,031,443
KeyCorp, Sr. Unsecured, MTN, 3.75%, 8/13/15	1,000,000	1,077,047
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,089,490
PNC Funding Corp., Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,068,223
Royal Bank of Canada, Sr. Unsecured, 1.45%, 10/30/14	2,000,000	2,033,512
Royal Bank of Canada, Sr. Unsecured, MTN, 1.15%, 3/13/15	1,000,000	1,016,382
U.S. Bancorp, Sr. Unsecured, 4.20%, 5/15/14	2,000,000	2,113,385
Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	1,000,000	1,010,610
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	266,852
TOTAL COMMERCIAL BANKS		$20,639,445

COMMERCIAL FINANCE – 2.9%
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	418,541
Ford Motor Credit Co., LLC, Notes, 2.50%, 1/15/16	2,000,000	2,035,449
Ford Motor Credit Co., LLC, Sr. Unsecured, 3.00%, 6/12/17	800,000	818,714
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,018,578
[1]General Electric Capital Corp., Sr. Unsecured, MTN, 0.98%, 4/07/14	1,000,000	1,006,134
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	500,000	530,442
TOTAL COMMERCIAL FINANCE		$5,827,858

COMMERCIAL SERVICES – 0.5%
Ecolab, Inc., Sr. Unsecured, 1.00%, 8/09/15	500,000	503,306
[1]Western Union Co., Sr. Unsecured, 0.99%, 3/07/13	500,000	501,252
TOTAL COMMERCIAL SERVICES		$1,004,558

Description	Par Value	Value

COMPUTERS – 1.2%
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	$500,000	$505,198
International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	805,961
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	1,000,000	1,044,644
TOTAL COMPUTERS		$2,355,803

CONSUMER FINANCE – 5.8%
American Express Co., Sr. Unsecured, 7.25%, 5/20/14	1,000,000	1,101,683
American Express Credit Corp., Sr. Unsecured, MTN, 5.13%, 8/25/14	1,000,000	1,080,416
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,034,412
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	274,439
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	688,707
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,029,383
[6,7]General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17	200,000	206,000
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16	1,000,000	1,080,441
[6,7]Hyundai Capital America, Company Guaranteed, 1.63%, 10/02/15	250,000	250,608
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	519,515
John Deere Capital Corp., Sr. Unsecured, 0.88%, 4/17/15	750,000	754,975
SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	1,000,000	1,032,820
Toyota Motor Credit Corp., Sr. Unsecured, 0.88%, 7/17/15	1,500,000	1,509,558
Toyota Motor Credit Corp., Sr. Unsecured, MTN, 1.25%, 10/05/17	1,000,000	999,058
TOTAL CONSUMER FINANCE		$11,562,015

COSMETICS/PERSONAL CARE – 1.1%
Procter & Gamble Co., Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,138,535

DIVERSIFIED FINANCIAL SERVICES – 3.6%
[1]Bank of America Corp., Sr. Unsecured, MTN, 1.73%, 1/30/14	1,000,000	1,009,327
[1]Citigroup, Inc., Sr. Unsecured, 1.28%, 2/15/13	1,300,000	1,301,287
Citigroup, Inc., Sr. Unsecured, 2.65%, 3/02/15	1,000,000	1,032,452
Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	273,480
JPMorgan Chase & Co., Series G, Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	998,850
JPMorgan Chase & Co., Sr. Unsecured, 3.15%, 7/05/16	1,000,000	1,059,064

(Wilmington Short-Term Corporate Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

JPMorgan Chase & Co., Sr. Unsecured, 2.00%, 8/15/17	$730,000	$736,370
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.43%, 5/15/47	1,000,000	742,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,153,330

ELECTRIC – 5.0%
Consolidated Edison Co. of New York, Inc., Series 03-B, Sr. Unsecured, 3.85%, 6/15/13	400,000	408,611
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	125,330
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,082,508
1DTE Energy Co., Sr. Unsecured, 1.12%, 6/03/13	1,000,000	1,003,068
Duke Energy Corp., Sr. Unsecured, 1.63%, 8/15/17	1,000,000	1,007,643
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,187,091
Exelon Generation Co., LLC, Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,109,902
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,009,036
TOTAL ELECTRIC		$9,933,189

ELECTRONICS – 1.8%
Agilent Technologies, Inc., Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,124,315
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.05%, 2/21/14	1,900,000	1,937,123
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.20%, 5/01/15	100,000	105,183
Thermo Fisher Scientific, Inc., Sr. Unsecured, 1.85%, 1/15/18	400,000	408,540
TOTAL ELECTRONICS		$3,575,161

FOOD PRODUCTS – 5.1%
Kellogg Co., Sr. Unsecured, 4.25%, 3/06/13	3,000,000	3,039,946
McCormick & Co., Inc., Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,275,290
Mondelez International, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,041,974
Mondelez International, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,209,172
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	1,500,000	1,549,577
TOTAL FOOD PRODUCTS		$10,115,959

FOOD RETAILING – 0.9%
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	253,086
Kroger Co., Company Guaranteed, 5.00%, 4/15/13	1,580,000	1,612,511
TOTAL FOOD RETAILING		$1,865,597

HEALTHCARE PROVIDERS & SERVICES – 3.2%
McKesson Corp., Sr. Unsecured, 3.25%, 3/01/16	2,000,000	2,161,309

Description	Par Value	Value

[1,12]Quest Diagnostics, Inc., Company Guaranteed, 1.22%, 3/24/14	$2,000,000	$2,016,074
WellPoint, Inc., Sr. Unsecured, 5.00%, 12/15/14	2,000,000	2,178,817
TOTAL HEALTHCARE PROVIDERS & SERVICES		$6,356,200

HOME FURNISHINGS – 1.1%
Whirlpool Corp., Unsecured, MTN, 8.60%, 5/01/14	2,000,000	2,211,404

INSURANCE – 6.0%
AON Corp., Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,883,857
[1,6,7]MassMutual Global Funding II, Sr. Secured, 0.72%, 1/14/14	1,000,000	997,438
MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,790,218
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,004,697
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,850,000	2,048,574
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,004,693
Prudential Financial, Inc., Sr. Unsecured, 5.50%, 3/15/16	1,000,000	1,121,303
WR Berkley Corp., Sr. Unsecured, 5.60%, 5/15/15	1,000,000	1,089,728
TOTAL INSURANCE		$11,940,508

INTERNET SOFTWARE & SERVICES – 2.0%
eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,006,413
Google, Inc., Sr. Unsecured, 1.25%, 5/19/14	3,000,000	3,042,766
TOTAL INTERNET SOFTWARE & SERVICES		$4,049,179

MEDIA – 6.0%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,058,305
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.55%, 3/15/15	2,000,000	2,124,908
NBCUniversal Media LLC, Sr. Unsecured, 2.88%, 4/01/16	2,000,000	2,129,675
News America, Inc., Company Guaranteed, 5.30%, 12/15/14	2,000,000	2,197,564
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,094,801
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	2,001,000	2,136,392
Viacom, Inc., Sr. Unsecured, 1.25%, 2/27/15	300,000	303,852
TOTAL MEDIA		$12,045,497

METALS & MINING – 0.5%
Barrick Gold Corp., Sr. Unsecured, 2.90%, 5/30/16	834,000	880,420

(Wilmington Short-Term Corporate Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

MISCELLANEOUS MANUFACTURING – 0.2%
General Electric Co., Sr. Unsecured, 0.85%, 10/09/15	$465,000	$466,344

OFFICE/BUSINESS EQUIPMENT – 0.1%
[1]Xerox Corp., Sr. Unsecured, 1.26%, 5/16/14	250,000	250,061

OIL & GAS – 7.6%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	1,000,000	1,071,980
Devon Energy Corp., Sr. Unsecured, 5.63%, 1/15/14	2,000,000	2,124,863
Devon Energy Corp., Sr. Unsecured, 1.88%, 5/15/17	375,000	384,300
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,110,249
Hess Corp., Sr. Unsecured, 7.00%, 2/15/14	1,390,000	1,500,167
Marathon Oil Corp., Sr. Unsecured, 0.90%, 11/01/15	1,110,000	1,114,506
National Fuel Gas Co., Sr. Unsecured, 5.25%, 3/01/13	1,000,000	1,016,106
[6,7]Phillips 66, Company Guaranteed, 1.95%, 3/05/15	1,000,000	1,026,532
[6,7]Phillips 66, Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,066,418
[1]Sempra Energy, Sr. Unsecured, 1.15%, 3/15/14	500,000	502,483
Valero Energy Corp., Company Guaranteed, 4.75%, 6/15/13	2,000,000	2,052,943
Valero Energy Corp., Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,157,852
TOTAL OIL & GAS		$15,128,399

PHARMACEUTICALS – 0.4%
Abbott Laboratories, Sr. Unsecured, 2.70%, 5/27/15	257,000	271,130
GlaxoSmithKline Capital PLC, Company Guaranteed, 1.50%, 5/08/17	500,000	511,684
TOTAL PHARMACEUTICALS		$782,814

PIPELINES – 0.6%
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,093,027

REAL ESTATE INVESTMENT TRUSTS (REIT) – 5.7%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,000,000	1,181,333
Boston Properties LP, Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,106,421
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,030,076
Digital Realty Trust LP, Company Guaranteed, 4.50%, 7/15/15	315,000	339,617
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	2,000,000	2,043,715
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,107,249

Description	Par Value/ Shares	Value

Simon Property Group LP, Sr. Unsecured, 5.10%, 6/15/15	$1,325,000	$1,472,371
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	2,000,000	2,120,964
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$11,401,746

RETAIL – 2.9%
CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	2,000,000	2,165,037
Home Depot, Inc., Sr. Unsecured, 5.25%, 12/16/13	2,000,000	2,108,225
Walgreen Co., Sr. Unsecured, 1.80%, 9/15/17	1,000,000	1,017,801
Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	363,392	391,327
TOTAL RETAIL		$5,682,390

SEMICONDUCTORS – 0.5%
Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,011,659

SOFTWARE – 1.7%
Oracle Corp., Sr. Unsecured, 3.75%, 7/08/14	1,500,000	1,581,342
Symantec Corp., Sr. Unsecured, 2.75%, 9/15/15	1,415,000	1,462,003
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	410,000	425,910
TOTAL SOFTWARE		$3,469,255

TELECOMMUNICATIONS – 2.1%
AT&T, Inc., Sr. Unsecured, 0.88%, 2/13/15	1,000,000	1,008,506
Cisco Systems, Inc., Sr. Unsecured, 2.90%, 11/17/14	2,000,000	2,098,609
[1]Verizon Communications, Inc., Series FRN, Sr. Unsecured, 0.97%, 3/28/14	1,000,000	1,008,576
TOTAL TELECOMMUNICATIONS		$4,115,691

TRANSPORTATION – 1.0%
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,076,051
TOTAL CORPORATE BONDS (COST $185,849,873)		$188,879,335

U.S. TREASURY – 0.2%

U.S. TREASURY NOTES – 0.2%
1.25%, 2/15/14	300,000	303,867
TOTAL U.S. TREASURY (COST $300,154)		$303,867

MONEY MARKET FUND – 0.0%**
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	14,500	14,500
TOTAL MONEY MARKET FUND (COST $14,500)		$14,500

(Wilmington Short-Term Corporate Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Short-Term Corporate Bond Fund (concluded)

Description	Par Value	Value

REPURCHASE AGREEMENT – 0.7%
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $1,471,798, collateralized by a U.S. Treasury Security 0.25%, maturing 1/31/14; total market value of $1,506,192.	$1,471,788	$1,471,788
TOTAL REPURCHASE AGREEMENT (COST $1,471,788)		$1,471,788
TOTAL INVESTMENTS IN SECURITIES – 98.7% (COST $193,918,013)		$196,897,075

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

REPURCHASE AGREEMENT – 0.4%
RBC Capital Markets LLC, 0.23%, dated 10/25/12, due 11/01/12, repurchase price $721,004, collateralized by U.S. Government Securities 2.00% to 6.02%, maturing 4/01/21 to 11/01/42; total market value of $735,419.	$720,999	$720,999
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $720,999)		$720,999
TOTAL INVESTMENTS – 99.1% (COST $194,639,012)		$197,618,074
COLLATERAL FOR SECURITIES ON LOAN – (0.4%)		(720,999)
OTHER ASSETS LESS LIABILITIES – 1.3%		2,625,881
TOTAL NET ASSETS – 100.0%		$199,522,956

Cost of investments for Federal income tax purposes is $194,639,012. The net unrealized appreciation/(depreciation) of investments was $2,979,062. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,167,011 and net unrealized depreciation from investments for those securities having an excess of cost over value of $187,949.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$66	$—	$66
Asset-Backed Securities	—	850,849	—	850,849
Collateralized Mortgage Obligations	—	5,376,670	—	5,376,670
Corporate Bonds	—	188,879,335	—	188,879,335
U.S. Treasury	—	303,867	—	303,867
Money Market Fund	14,500	—	—	14,500
Repurchase Agreements	—	2,192,787	—	2,192,787

Total	$14,500	$197,603,574	$—	$197,618,074

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

26

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short Duration Government Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Federal Home Loan Mortgage Corporation (FHLMC)	24.7%
Federal National Mortgage Association (FNMA)	23.4%
U.S. Treasury Notes	20.0%
Government National Mortgage Association (GNMA)	11.4%
Banks	3.3%
Federal Home Loan Bank (FHLB)	2.9%
Student Loan Marketing Association	2.9%
Inflation Indexed Notes	2.6%
Whole Loan	1.4%
Transportation	0.4%
Healthcare Providers & Services	0.3%
Small Business Administration	0.3%
Facilities	0.2%
Development	0.1%
Housing	0.0%[4]
Cash Equivalents[1]	4.7%
Other Assets and Liabilities – Net[2]	1.4%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	24.7%
AA	0.2%
BB	1.4%
U.S. Government Agency Securities	45.0%
U.S. Treasuries	22.6%
Not Rated	4.7%
Other Assets and Liabilities – Net[2]	1.4%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 31.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.4%
Series 1988-6, Class C, 9.05%, 6/15/19	$15,316	$17,002
Series 1989-112, Class I, 6.50%, 1/15/21	3,063	3,307
Series 1990-136, Class E, 6.00%, 4/15/21	8,387	9,059
Series 1990-141, Class D, 5.00%, 5/15/21	2,876	3,058
Series 1993-1577, Class PK, 6.50%, 9/15/23	114,734	128,604
Series 1993-1644, Class K, 6.75%, 12/15/23	100,662	112,924
Series 1994-1686, Class PJ, 5.00%, 2/15/24	19,518	20,814
Series 2004-2773, Class JD, 5.00%, 3/15/18	551,111	562,128
Series 2004-2786, Class PD, 4.50%, 1/15/18	481,480	488,120

Description	Par Value	Value

Series 2004-2844, Class PV, 5.00%, 8/15/15	$385,780	$405,711
Series 2005-2931, Class QC, 4.50%, 1/15/19	741,107	758,032
Series 2005-2966, Class NC, 5.00%, 4/15/31	156,448	156,539
Series 2005-3062, Class LU, 5.50%, 10/15/16	3,583,769	3,870,495
Series 2005-3074, Class BG, 5.00%, 9/15/33	1,354,018	1,416,535
Series 2007-3289, Class NC, 5.50%, 6/15/35	809,624	814,793
Series 2008-3481, Class BA, 5.00%, 8/15/34	218,285	219,501
Series 2009-3610, Class AB, 1.40%, 12/15/14	809,733	816,441
Series 2011-3871, Class PA, 4.00%, 1/15/41	3,020,740	3,037,393
Series 2012-K710, Class A1, 1.44%, 1/25/19	2,976,277	3,042,322
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$15,882,778

(Wilmington Short Duration Government Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.3%
Series 1993-113, Class PK, 6.50%, 7/25/23	$76,023	$83,765
Series 1993-127, Class H, 6.50%, 7/25/23	73,750	81,134
Series 1993-202, Class J, 6.50%, 11/25/23	40,006	44,225
Series 1994-3, Class PL, 5.50%, 1/25/24	72,716	78,969
Series 1994-55, Class H, 7.00%, 3/25/24	83,831	93,533
Series 2002-52, Class QA, 6.00%, 7/18/32	41,870	46,018
Series 2003-113, Class PD, 4.00%, 2/25/17	115,663	116,004
Series 2003-122, Class OK, 4.00%, 6/25/17	124,518	125,046
Series 2003-45, Class AB, 3.75%, 5/25/33	33,526	34,356
Series 2003-64, Class BD, 5.00%, 3/25/30	43,638	43,900
Series 2003-74, Class VA, 5.50%, 7/25/14	1,544,137	1,591,624
Series 2003-80, Class BA, 5.00%, 5/25/31	115,759	117,587
Series 2003-80, Class CD, 5.00%, 4/25/30	103,687	105,028
Series 2003-84, Class GD, 4.50%, 3/25/17	45,026	45,220
Series 2004-96, Class QB, 5.00%, 2/25/32	205,408	208,286
Series 2007-26, Class C, 5.50%, 3/25/33	881,885	904,150
Series 2011-66, Class QE, 2.00%, 7/25/21	1,643,186	1,684,735
Series 2011-71, Class DJ, 3.00%, 3/25/25	2,514,282	2,611,623
Series 2011-81, Class PA, 3.50%, 8/25/26	4,355,790	4,614,861
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$12,630,064

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 10.9%
Series 2003-10, Class PV, 5.50%, 1/20/14	1,673,199	1,716,252
[14]Series 2005-20, Class VA, 5.00%, 6/16/16	1,802,496	1,809,796
Series 2005-44, Class PC, 5.00%, 12/20/33	2,011,999	2,135,954
Series 2010-17, Class K, 4.00%, 3/16/22	7,031,020	7,356,123
Series 2010-91, Class PA, 3.00%, 8/20/31	2,841,218	2,866,337
Series 2012-17, Class NA, 3.50%, 2/20/20	665,127	667,461
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$16,551,923

WHOLE LOAN – 1.4%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.96%, 2/25/34	385,440	364,678
[1]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 3.04%, 3/25/34	328,796	325,338
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 3.52%, 11/25/35	1,826,546	1,466,080
TOTAL WHOLE LOAN		$2,156,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $47,570,555)		$47,220,861

CORPORATE BONDS – 3.6%

BANKS – 3.3%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,011,931

Description	Par Value	Value

HEALTHCARE PROVIDERS & SERVICES – 0.3%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	$500,000	$527,398
TOTAL CORPORATE BONDS (COST $5,548,171)		$5,539,329

GOVERNMENT AGENCIES – 21.7%

FEDERAL HOME LOAN BANK (FHLB) – 2.9%
0.50%, 11/20/15	2,000,000	2,005,232
Series 656, 5.38%, 5/18/16	2,000,000	2,342,821
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$4,348,053

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 11.5%
0.63%, 12/29/14	3,000,000	3,020,247
1.00%, 3/08/17	3,000,000	3,040,973
1.25%, 10/02/19	2,200,000	2,195,357
2.00%, 8/25/16	1,000,000	1,053,347
4.75%, 1/19/16	1,000,000	1,137,864
4.88%, 6/13/18	2,000,000	2,423,017
5.13%, 10/18/16	2,000,000	2,352,401
5.25%, 4/18/16	2,000,000	2,324,845
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$17,548,051

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.7%
[1]2.66%, 6/10/20	5,000,000	5,660,000

HOUSING – 0.0%**
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	33,672	33,756
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, Series 96-A, 7.66%, 8/01/15	3,455	3,476
TOTAL HOUSING		$37,232

SMALL BUSINESS ADMINISTRATION – 0.3%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	28,471	30,599
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	107,352	114,021
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	219,330	240,198
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	5,614	6,123
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	8,846	9,788
TOTAL SMALL BUSINESS ADMINISTRATION		$400,729

(Wilmington Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

STUDENT LOAN MARKETING ASSOCIATION – 2.9%
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	$5,595,000	$4,368,520

TRANSPORTATION – 0.4%
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	534,000	649,227
TOTAL GOVERNMENT AGENCIES (COST $29,802,706)		$33,011,812

MORTGAGE-BACKED SECURITIES – 14.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.8%
Pool 287773, 7.50%, 3/01/17	910	961
Pool 538733, 9.00%, 9/01/19	314	363
Pool A18401, 6.00%, 2/01/34	1,204,106	1,342,660
Pool C78010, 5.50%, 4/01/33	1,744,580	1,916,893
Pool C80328, 7.50%, 7/01/25	59,172	68,310
Pool E00540, 6.00%, 3/01/13	13,536	13,676
Pool G01425, 7.50%, 5/01/32	133,699	154,513
Pool G01831, 6.00%, 5/01/35	390,713	435,672
Pool G12709, 5.00%, 7/01/22	371,658	402,521
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,335,569
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.4%
Pool 202957, 8.00%, 8/01/21	4,623	5,230
Pool 252439, 6.50%, 5/01/29	60,324	68,947
Pool 255933, 5.50%, 11/01/35	453,607	499,606
Pool 323419, 6.00%, 12/01/28	107,798	120,809
Pool 334593, 7.00%, 5/01/24	90,834	103,883
Pool 39862, 9.75%, 9/01/17	7,263	8,325
Pool 436746, 6.50%, 8/01/28	70,053	79,848
Pool 440401, 6.50%, 8/01/28	245,712	280,068
Pool 485678, 6.50%, 3/01/29	117,775	134,243
Pool 494375, 6.50%, 4/01/29	29,693	33,938
Pool 545051, 6.00%, 9/01/29	193,244	216,446
Pool 604867, 7.00%, 1/01/25	16,757	17,852
Pool 625596, 7.00%, 2/01/32	40,319	46,157
Pool 725418, 6.50%, 5/01/34	301,957	345,121
Pool 763704, 5.00%, 4/01/34	739,709	813,996
Pool 833143, 5.50%, 9/01/35	1,808,006	1,990,696
Pool 843323, 5.50%, 10/01/35	231,040	254,469
Pool AB1796, 3.50%, 11/01/40	787,620	839,579
Pool AB3417, 4.00%, 8/01/41	1,803,996	1,939,483
Pool AE2520, 3.00%, 1/01/26	712,394	752,199
Pool MA0921, 3.00%, 12/01/21	8,237,836	8,783,077
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$17,333,972

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 1061, 9.00%, 4/20/23	$18,730	$22,088
Pool 146927, 9.00%, 9/15/16	680	692
Pool 1886, 9.00%, 10/20/24	1,673	1,954
Pool 188603, 9.00%, 11/15/16	6,909	7,999
Pool 208196, 9.00%, 2/15/17	10,535	12,198
Pool 306066, 8.50%, 7/15/21	6,189	7,223
Pool 307983, 8.50%, 7/15/21	18,765	21,980
Pool 341948, 8.50%, 1/15/23	12,777	14,695
Pool 346572, 7.00%, 5/15/23	13,622	15,672
Pool 484269, 7.00%, 9/15/28	50,232	58,282
Pool 581522, 6.00%, 5/15/33	251,724	288,125
Pool 592505, 6.00%, 4/15/33	212,805	242,248
Pool 780440, 8.50%, 11/15/17	2,084	2,386
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$695,542
TOTAL MORTGAGE-BACKED SECURITIES (COST $21,175,142)		$22,365,083

MUNICIPAL BONDS – 0.3%

DEVELOPMENT – 0.1%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	163,849

FACILITIES – 0.2%
Tacoma City, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	205,000	211,132
TOTAL MUNICIPAL BONDS (COST $356,651)		$374,981

U.S. TREASURY – 22.6%

INFLATION INDEXED NOTES – 2.6%
1.13%, 1/15/21	1,100,000	1,368,799
2.00%, 1/15/14	2,000,000	2,586,157
TOTAL INFLATION INDEXED NOTES		$3,954,956

U.S. TREASURY NOTES – 20.0%
0.25%, 10/31/13	2,300,000	2,300,898
0.25%, 4/30/14	9,000,000	9,000,351
0.50%, 10/15/13	6,700,000	6,718,059
1.75%, 10/31/18	2,000,000	2,094,687
2.13%, 8/15/21	2,000,000	2,102,500
2.25%, 7/31/18	1,000,000	1,076,406
3.13%, 8/31/13	7,000,000	7,168,711
TOTAL U.S. TREASURY NOTES		$30,461,612
TOTAL U.S. TREASURY (COST $33,906,267)		$34,416,568

(Wilmington Short Duration Government Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

REPURCHASE AGREEMENT – 4.7%
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $7,111,486, collateralized by a U.S. Treasury Security 0.25%, maturing 1/31/14; total market value of $7,255,740.	$7,111,437	$7,111,437
TOTAL REPURCHASE AGREEMENT (COST $7,111,437)		$7,111,437
TOTAL INVESTMENTS – 98.6% (COST $145,470,929)		$150,040,071
OTHER ASSETS LESS LIABILITIES – 1.4%		2,124,335
TOTAL NET ASSETS – 100.0%		$152,164,406

Cost of investments for Federal income tax purposes is $145,515,236. The net unrealized appreciation/(depreciation) of investments was $4,524,835. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,486,995 and net unrealized depreciation from investments for those securities having an excess of cost over value of $962,160.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$47,220,861	$—	$47,220,861
Corporate Bonds	—	5,539,329	—	5,539,329
Government Agencies	—	32,978,056	33,756	33,011,812
Mortgage-Backed Securities	—	22,365,083	—	22,365,083
Municipal Bonds	—	374,981	—	374,981
U.S. Treasury	—	34,416,568	—	34,416,568
Repurchase Agreement	—	7,111,437	—	7,111,437

Total	$—	$150,006,315	$33,756	$150,040,071

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at October 31, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2012 annual report for this security.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair Value at October 31, 2012	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investment in Securities:
Government Agencies	$33,756	Broker quoted price	Broker estimated value	$1.00

The significant unobservable inputs used in the fair value measurement of the Fund’s government agency securities are broker estimated value. Significant increases (decreases) in the broker estimated value in isolation would result in a significantly higher (lower) fair value measurement.

(Wilmington Short Duration Government Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (concluded)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of 4/30/2012	$34,986
Realized gain (loss)	195
Change in unrealized appreciation (depreciation)	242
Purchases	—
Sales	(1,667)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 10/31/2012	$33,756

Net change in unrealized appreciation/(depreciation) for investments still held as of 10/31/2012	$242

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Dedicated Tax	16.1%
Lease	15.7%
School District	14.4%
Medical	13.6%
General Obligations	11.7%
Higher Education	10.8%
Water	7.1%
Water & Sewer	3.7%
Power	3.4%
Airport	1.6%
Transportation	0.8%
Cash Equivalents[1]	0.3%
Other Assets and Liabilities – Net[2]	0.8%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	24.1%
AA	56.0%
A	18.2%
BBB	0.6%
Not Rated	0.3%
Other Assets and Liabilities – Net[2]	0.8%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.9%

ALABAMA – 0.7%

MEDICAL – 0.7%
University of Alabama, Hospital Revenue, Refunding Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,157,240
TOTAL ALABAMA		$1,157,240

ARIZONA – 3.8%

DEDICATED TAX – 0.7%
Mesa, AZ, Highway Revenue Bonds, (Series A), 5.00%, 7/01/19	1,000,000	1,113,120

LEASE – 0.7%
Tucson, AZ, Certificate Participation Bonds, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,105,340

WATER – 2.4%
Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, (Series A), 5.00%, 10/01/23	3,000,000	3,597,780
TOTAL ARIZONA		$5,816,240

Description	Par Value	Value

CALIFORNIA – 9.8%

GENERAL OBLIGATIONS – 0.4%
California State, GO Unlimited Bonds, 5.00%, 9/01/19	$500,000	$613,065

LEASE – 3.0%
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,654,800

MEDICAL – 2.0%
California State, Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	685,000	742,554
California State, Statewide Communities Development Authority, Revenue Bonds, (Series E-1), 5.00%, 5/01/17	2,000,000	2,315,700
TOTAL MEDICAL		$3,058,254

(Wilmington Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

POWER – 3.4%
Southern California Public Power Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/17	$4,500,000	$5,375,385

WATER & SEWER – 1.0%
San Diego County Water Authority, CA, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/23	1,240,000	1,520,984
TOTAL CALIFORNIA		$15,222,488

COLORADO – 5.0%

AIRPORT – 1.6%
Denver County, CO, Airport System Revenue, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,407,780

DEDICATED TAX – 0.7%
Grand Junction, CO, Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,143,130

WATER – 2.7%
Colorado State, Water Resources & Power Development Authority, Refunding Revenue Bonds, (Series A), 5.00%, 9/01/22	3,910,000	4,216,309
TOTAL COLORADO		$7,767,219

GEORGIA – 3.0%

GENERAL OBLIGATIONS – 1.5%
Georgia State, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,362,040

HIGHER EDUCATION – 1.5%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,310,683
TOTAL GEORGIA		$4,672,723

ILLINOIS – 5.3%

DEDICATED TAX – 3.1%
Illinois State, Sales Tax Revenue Bonds, 5.00%, 6/15/19	1,195,000	1,277,192
Illinois State, Sales Tax Revenue Bonds, (National Reinsurance FGIC), 6.00%, 6/15/26	2,500,000	3,456,125
TOTAL DEDICATED TAX		$4,733,317

SCHOOL DISTRICT – 2.2%
Chicago Board of Education, IL, GO Unlimited Bonds, (Series D), (AGM), 5.00%, 12/01/21	3,000,000	3,466,680
TOTAL ILLINOIS		$8,199,997

INDIANA – 1.5%

MEDICAL – 1.5%
Indiana State, Finance Authority Health System, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,279,380
TOTAL INDIANA		$2,279,380

Description	Par Value	Value

LOUISIANA – 0.8%

HIGHER EDUCATION – 0.8%
Louisiana State, Public Facilities Authority, Revenue Bonds, (Loyola University, OBG), 5.00%, 10/01/19	$1,000,000	$1,199,090
TOTAL LOUISIANA		$1,199,090

MARYLAND – 2.4%

LEASE – 1.6%
Baltimore County, MD, Revenue Bonds, 5.00%, 10/01/21	2,000,000	2,511,900

TRANSPORTATION – 0.8%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	1,000,000	1,193,340
TOTAL MARYLAND		$3,705,240

MASSACHUSETTS – 4.7%

DEDICATED TAX – 2.5%
Massachusetts Bay, MA, Transportation Authority, Sales Tax Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,658,020
School Building Authority, MA, Sales Tax Revenue, Refunding Revenue Bonds, (Series B), 5.00%, 8/15/19	1,000,000	1,252,050
TOTAL DEDICATED TAX		$3,910,070

LEASE – 0.2%
Massachusetts State, Development Finance Agency, Lease Revenue Bonds, (Visual & Performing Arts Project), 6.00%, 8/01/16	310,000	365,949

WATER – 2.0%
Massachusetts State, Water Resources Authority, Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	3,073,045
TOTAL MASSACHUSETTS		$7,349,064

MICHIGAN – 4.9%

LEASE – 2.0%
Michigan State, Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,500,000	3,058,025

SCHOOL DISTRICT – 2.9%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,182,600
Dexter Community Schools, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/15	1,000,000	1,103,100
Lansing School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,203,100
TOTAL SCHOOL DISTRICT		$4,488,800
TOTAL MICHIGAN		$7,546,825

(Wilmington Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEVADA – 4.5%

DEDICATED TAX – 1.6%
Clark County, NV, Highway Improvement, Motor Vehicle Fuel Tax, Refunding Revenue Bonds, 5.00%, 7/01/18	$2,000,000	$2,413,280

GENERAL OBLIGATIONS – 2.2%
Clark County, NV, GO Limited Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,141,710
Las Vegas Valley, NV, Water District, GO Limited Bonds, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,272,780
TOTAL GENERAL OBLIGATIONS		$3,414,490

SCHOOL DISTRICT – 0.7%
Washoe County, NV, School District, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,146,400
TOTAL NEVADA		$6,974,170

NEW JERSEY – 4.7%

HIGHER EDUCATION – 0.5%
New Jersey State, Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Stevens Institution of Technology, OBG), 5.00%, 7/01/19	775,000	862,529

LEASE – 4.2%
New Jersey Economic Development Authority, Refunding Revenue Bonds, (Series W), (School Facilities Construction), (AGM), 5.00%, 3/01/18	3,000,000	3,579,660
New Jersey Economic Development Authority, Revenue Bonds, (Series N-1), (School Facilities Construction), (AGM), 5.50%, 9/01/25	2,250,000	2,880,022
TOTAL LEASE		$6,459,682
TOTAL NEW JERSEY		$7,322,211

NEW YORK – 8.4%

DEDICATED TAX – 4.8%
New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	5,105,347
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,325,698
TOTAL DEDICATED TAX		$7,431,045

GENERAL OBLIGATIONS – 1.4%
New York City, NY, GO Unlimited Bonds, (Series D1), 5.00%, 12/01/21	1,000,000	1,193,650
New York City, NY, GO Unlimited Bonds, (Series E-1), 6.00%, 10/15/23	750,000	945,637
TOTAL GENERAL OBLIGATIONS		$2,139,287

Description	Par Value	Value

LEASE – 2.2%
Erie County, NY, IDA, School Facility, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	$1,000,000	$1,198,430
New York State Environmental Facilities Corp., Personal Income Tax, Revenue Bonds, (Series A), 5.00%, 12/15/21	2,000,000	2,269,580
TOTAL LEASE		$3,468,010
TOTAL NEW YORK		$13,038,342

NORTH CAROLINA – 1.9%

GENERAL OBLIGATIONS – 0.9%
City of Charlotte, NC, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/22	1,000,000	1,295,580

WATER & SEWER – 1.0%
Charlotte, NC, Water & Sewer System, Refunding Revenue Bonds, 5.00%, 12/01/19	1,250,000	1,582,000
TOTAL NORTH CAROLINA		$2,877,580

OHIO – 5.3%

DEDICATED TAX – 1.1%
Hamilton County, OH, Sales Tax Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,742,340

GENERAL OBLIGATIONS – 2.5%
Akron, OH, GO Limited, (AMBAC), 5.00%, 12/01/24	1,275,000	1,424,876
Akron-Summit County, OH, Public Library, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,436,006
TOTAL GENERAL OBLIGATIONS		$3,860,882

WATER & SEWER – 1.7%
Ohio State, Water Development Authority, Refunding Revenue Bonds, (Series C), (Water Pollution Center), 5.00%, 12/01/20	2,000,000	2,544,420
TOTAL OHIO		$8,147,642

PENNSYLVANIA – 4.5%

GENERAL OBLIGATIONS – 0.7%
Philadelphia, PA, GO Unlimited Bonds, (CIFG), 5.00%, 8/01/23	1,000,000	1,058,000

MEDICAL – 1.1%
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,733,503

SCHOOL DISTRICT – 2.7%
Hamburg, PA, Area School District, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,966,616
Hempfield, PA, Area School District, Westmoreland County, GO Limited Bonds, (AGM State Aid Withholding), 5.25%, 3/15/25	1,000,000	1,192,300
TOTAL SCHOOL DISTRICT		$4,158,916
TOTAL PENNSYLVANIA		$6,950,419

(Wilmington Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

SOUTH CAROLINA – 0.8%

GENERAL OBLIGATIONS – 0.8%
South Carolina State, GO Unlimited, Refunding Revenue Bonds, (Series A), (SCSDE), 5.00%, 4/01/22	$1,000,000	$1,281,510
TOTAL SOUTH CAROLINA		$1,281,510

TENNESSEE – 2.1%

GENERAL OBLIGATIONS – 1.3%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,921,970

HIGHER EDUCATION – 0.8%
Tennessee State, School Bond Authority, Higher Educational Facilities, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/19	1,035,000	1,269,986
TOTAL TENNESSEE		$3,191,956

TEXAS – 15.1%

HIGHER EDUCATION – 2.4%
Texas State A&M University, Permanent University Fund, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	3,000,000	3,770,910

MEDICAL – 6.8%
Harris County, TX, Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,637,663
North Central Texas, Health Facility Development Corp., Refunding Revenue Bonds, (Children’s Medical Center, OBG), 5.00%, 8/15/18	1,000,000	1,189,680
Tarrant County, TX, Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	5,000,000	5,696,050
TOTAL MEDICAL		$10,523,393

SCHOOL DISTRICT – 5.9%
Lewisville, TX, Independent School District, GO Unlimited Bonds, (PSF-GTD), 5.00%, 8/15/17	1,000,000	1,164,900
San Antonio Independent School District, TX, GO Unlimited Bonds, (PSF-GTD), 5.00%, 8/15/21	5,000,000	5,608,100
Spring Independent School District, TX, GO Unlimited Bonds, (Series A), (PSF-GTD), 5.00%, 8/15/16	2,000,000	2,334,320
TOTAL SCHOOL DISTRICT		$9,107,320
TOTAL TEXAS		$23,401,623

Description	Par Value/ Shares	Value

UTAH – 1.5%

MEDICAL – 1.5%
Utah County, UT, Hospital Revenue Bonds, (IHC Health Services Inc., OBG) 5.00%, 5/15/25	$1,025,000	$1,218,756
5.00%, 5/15/26	1,000,000	1,181,950
TOTAL MEDICAL		$2,400,706
TOTAL UTAH		$2,400,706

VIRGINIA – 4.8%

HIGHER EDUCATION – 4.8%
Virginia State, College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	6,000,000	7,470,060
TOTAL VIRGINIA		$7,470,060

WASHINGTON – 3.4%

DEDICATED TAX – 1.6%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (National Reinsurance FGIC), 5.25%, 2/01/21	1,950,000	2,474,862

LEASE – 1.8%
Washington State, Economic Development Finance Authority, Lease Revenue Bonds, (National Reinsurance)/(Washington Biomedical, OBG) 5.00%, 6/01/23	1,510,000	1,710,815
5.25%, 6/01/21	1,000,000	1,130,310
TOTAL LEASE		$2,841,125
TOTAL WASHINGTON		$5,315,987
TOTAL MUNICIPAL BONDS (COST $144,657,033)		$153,287,712

MONEY MARKET FUND – 0.3%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	445,815	445,815
TOTAL MONEY MARKET FUND (COST $445,815)		$445,815
TOTAL INVESTMENTS – 99.2% (COST $145,102,848)		$153,733,527
OTHER ASSETS LESS LIABILITIES – 0.8%		1,251,072
TOTAL NET ASSETS – 100.0%		$154,984,599

(Wilmington Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $145,102,848. The net unrealized appreciation/(depreciation) of investments was $8,630,679. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,630,679 and net unrealized depreciation from investments for those securities having an excess of cost over value of $–.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$153,287,712	$—	$153,287,712
Money Market Fund	445,815	—	—	445,815

Total	$445,815	$153,287,712	$—	$153,733,527

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

36

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Maryland Municipal Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
General Obligations	35.6%
Transportation	19.9%
Medical	19.0%
Pre-Refunded/Escrow	8.9%
Lease	5.7%
Higher Education	4.2%
Water & Sewer	1.8%
Continuing Care	1.1%
Dedicated Tax	0.6%
Education	0.4%
Cash Equivalents[1]	1.4%
Other Assets and Liabilities – Net[2]	1.4%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	21.9%
AA	55.8%
A	6.9%
BBB	8.1%
Not Rated	5.9%
Other Assets and Liabilities – Net[2]	1.4%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.2%

MARYLAND – 95.5%

CONTINUING CARE – 1.1%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,276,116

DEDICATED TAX – 0.6%
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls), 5.00%, 4/01/29	555,000	637,307

EDUCATION – 0.4%
[11,13]Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.50%, 7/01/38	1,000,000	399,950

GENERAL OBLIGATIONS – 35.6%
Anne Arundel County, MD, General Improvements, GO Limited, Refunding Notes, 5.00%, 4/01/15	775,000	861,350

Description	Par Value	Value

Anne Arundel County, MD, GO Limited Bonds, General Improvements, 4.50%, 3/01/25	$2,000,000	$2,202,140
Anne Arundel County, MD, GO Limited, Refunding Bonds, 5.00%, 3/01/16	495,000	502,821
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,352,812
Baltimore County, MD, GO Unlimited, Refunding Revenue Notes, 5.00%, 11/01/18	1,000,000	1,244,640
Cecil County, MD, GO Unlimited, Refunding Revenue Bonds, 5.00%, 11/01/23	2,590,000	3,303,752
Cecil County, MD, GO Unlimited, Revenue Bonds, (AGM), 4.00%, 12/01/16	1,000,000	1,138,030
Charles County, MD, GO Unlimited, Refunding Revenue Bonds, 5.00%, 3/01/20	4,020,000	5,063,512
Frederick County, MD, GO Unlimited Bonds, 5.25%, 11/01/19	1,500,000	1,912,260
Harford County, MD, Public Improvements, GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,361,940
Howard County, MD, GO Unlimited Bonds, (Series A), 4.00%, 2/15/24	1,475,000	1,659,537

(Wilmington Maryland Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	$2,500,000	$3,093,425
Maryland State, GO Unlimited Bonds, 5.00%, 7/15/17	2,725,000	3,274,987
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 7/01/22	2,000,000	2,479,720
Montgomery County, MD, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 8/01/19	2,315,000	2,916,715
Prince Georges County, MD, GO Limited Bonds, (Series A), 5.00%, 9/15/27	2,570,000	3,181,634
Queen Anne’s County, MD, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,131,910
Washington Suburban Sanitation District, MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,281,560
TOTAL GENERAL OBLIGATIONS		$39,962,745

HIGHER EDUCATION – 4.2%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Johns Hopkins University, OBG), 5.00%, 7/01/24	2,000,000	2,507,960
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A), 4.00%, 4/01/16	2,000,000	2,239,000
TOTAL HIGHER EDUCATION		$4,746,960

LEASE – 5.7%
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	3,017,566
Maryland State, Economic Development Corp., Lease Revenue Bonds, 5.00%, 6/01/19	1,000,000	1,231,080
Prince Georges County, MD, Certificate Participation, 4.00%, 10/15/15	2,000,000	2,203,440
TOTAL LEASE		$6,452,086

MEDICAL – 19.0%
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital), 5.00%, 7/01/22	3,000,000	3,004,260
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	638,778
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS), 5.00%, 7/01/15	1,740,000	1,789,312
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health System), 5.00%, 7/01/27	500,000	583,810
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,205,292
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (John Hopkins University, OBG), 5.00%, 7/01/26	3,000,000	3,723,360

Description	Par Value	Value

Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	$2,500,000	$2,795,075
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System, OBG) 5.00%, 7/01/19	1,000,000	1,222,300
5.00%, 7/01/22	1,000,000	1,240,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center) 5.00%, 7/01/17	1,745,000	1,955,098
5.00%, 7/01/26	1,000,000	1,063,730
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,078,577
TOTAL MEDICAL		$21,300,222

PRE-REFUNDED/ESCROW – 7.2%
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100), 5.00%, 7/01/22	1,290,000	1,449,625
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS), 5.38%, 7/01/15	775,000	837,573
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,575,542
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100), 5.00%, 5/01/19	1,000,000	1,197,280
TOTAL PRE-REFUNDED/ESCROW		$8,060,020

TRANSPORTATION – 19.9%
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,120,250
Maryland State Department of Transportation, County Transportation, Revenue Bonds, 5.50%, 2/01/17	1,785,000	2,151,050
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/17	2,000,000	2,386,680
5.00%, 5/01/18	825,000	1,010,831
Maryland State Department of Transportation, Revenue Bonds 5.00%, 2/15/17	1,590,000	1,885,024
5.50%, 2/01/16	1,000,000	1,162,390
Maryland State Transportation Authority, Facilities Project Revenue, Refunding Bonds, 5.00%, 7/01/18	2,500,000	3,064,225
Maryland State Transportation Authority, Grant & Revenue Anticipation, Revenue Bonds, 5.25%, 3/01/18	3,370,000	4,162,557
Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds 4.00%, 6/01/15	1,385,000	1,508,888
4.00%, 6/01/16	1,440,000	1,612,210
5.00%, 6/01/21	1,820,000	2,295,930
TOTAL TRANSPORTATION		$22,360,035

(Wilmington Maryland Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (concluded)

Description	Par Value	Value

WATER & SEWER – 1.8%
Baltimore County, MD, Wastewater Project Revenue Bonds, (National Reinsurance FGIC), 6.00%, 7/01/15	$545,000	$584,867
Baltimore, MD, Wastewater Project Revenue Bonds, (Series A), 5.00%, 7/01/22	1,135,000	1,421,599
TOTAL WATER & SEWER		$2,006,466
TOTAL MARYLAND		$107,201,907

PUERTO RICO – 1.7%

PRE-REFUNDED/ESCROW – 1.7%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS), 5.38%, 6/01/19	$1,500,000	$1,896,240
TOTAL PUERTO RICO		$1,896,240
TOTAL MUNICIPAL BONDS (COST $103,773,585)		$109,098,147

Description	Shares	Value

MONEY MARKET FUND – 1.4%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	1,605,388	$1,605,388
TOTAL MONEY MARKET FUND (COST $1,605,388)		$1,605,388
TOTAL INVESTMENTS – 98.6% (COST $105,378,973)		$110,703,535
OTHER ASSETS LESS LIABILITIES – 1.4%		1,522,706
TOTAL NET ASSETS – 100.0%		$112,226,241

Cost of investments for Federal income tax purposes is $105,287,990. The net unrealized appreciation/(depreciation) of investments was $5,415,545. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,015,595 and net unrealized depreciation from investments for those securities having an excess of cost over value of $600,050.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$109,098,147	$—	$109,098,147
Money Market Fund	1,605,388	—	—	1,605,388

Total	$1,605,388	$109,098,147	$—	$110,703,535

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

39

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Lease	26.5%
School District	17.3%
General Obligations	15.1%
Water & Sewer	12.4%
Dedicated Tax	8.5%
Pre-Refunded/Escrow	4.3%
Medical	4.3%
Higher Education	3.9%
Transportation	3.3%
Bond Bank	1.1%
Not-For-Profit	1.0%
Cash Equivalents[1]	1.2%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	17.1%
AA	65.5%
A	10.1%
BBB	4.3%
Not Rated	1.9%
Other Assets and Liabilities – Net[2]	1.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.7%

NEW YORK – 97.7%

BOND BANK – 1.1%
New York Municipal Bond Bank Agency, NY, Special School Purpose, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/16	$1,000,000	$1,169,310

DEDICATED TAX – 8.5%
Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	1,000,000	1,170,920
New York State Local Government Assistance Corp., Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,772,230
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A) 5.00%, 3/15/27	1,000,000	1,194,460
5.25%, 3/15/23	2,500,000	2,996,500
TOTAL DEDICATED TAX		$9,134,110

Description	Par Value	Value

GENERAL OBLIGATIONS – 15.1%
Arlington Central School District, NY, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/15/25	$1,295,000	$1,615,344
New York City, NY, GO Unlimited Bonds, (Subseries G-1), 5.00%, 4/01/19	3,000,000	3,677,070
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 5.75%, 8/01/14	115,000	115,391
New York City, NY, GO Unlimited, Refunding Revenue Bonds, (Series E), 5.00%, 8/01/17	1,215,000	1,447,976
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank), 5.00%, 4/15/21	3,000,000	3,557,670
New York State, GO Unlimited Bonds, (Series E), 5.00%, 12/15/21	2,090,000	2,680,655
Southampton Town, NY, Public Improvement, GO Limited, Refunding Revenue Bonds, 4.00%, 10/01/15	1,385,000	1,527,946

(Wilmington New York Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

Westchester County, NY, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 10/15/17	$1,425,000	$1,730,378
TOTAL GENERAL OBLIGATIONS		$16,352,430

HIGHER EDUCATION – 3.9%
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/26	1,000,000	1,146,300
New York State Dormitory Authority, State University Educational Facilities, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/13	3,000,000	3,117,510
TOTAL HIGHER EDUCATION		$4,263,810

LEASE – 26.5%
Erie County, NY, IDA, School Facility Revenue Bonds, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,619,320
Erie County, NY, IDA, School Faculty Revenue Bonds, (Series A), (AGM), 5.75%, 5/01/21	1,000,000	1,198,550
Erie County, NY, IDA, School Faculty Revenue, Refunding Bonds, (State Aid Withholding), 5.00%, 5/01/17	1,300,000	1,525,056
Monroe County, NY, IDA, Rochester School Modernization Project, School Facility Revenue Bonds, (Series A), 5.00%, 5/01/16	2,000,000	2,281,300
New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,000,000	2,372,200
New York State Dormitory Authority Lease Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities), 5.00%, 8/15/24	2,000,000	2,381,440
New York State Dormitory Authority, State Supported Debt, Mental Health Services Facilities, Revenue Bonds, (Series D), (National-Reinsurance FGIC State Appropriations), 5.00%, 2/15/23	2,000,000	2,183,380
New York State Dormitory Authority, State Supported Debt, Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,184,180
New York State Local Government Assistance Corp., Refunding Revenue Bonds, (Series A), 5.00%, 4/01/16	2,000,000	2,308,400
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,486,865
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), 5.50%, 6/01/19	3,075,000	3,165,805
TOTAL LEASE		$28,706,496

MEDICAL – 4.3%
Monroe County, NY, IDA, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,051,860
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS), 5.10%, 2/01/19	715,000	717,324

Description	Par Value	Value

New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Series A), (North Shore Long Island Jewish, OBG) 5.00%, 5/01/16	$1,000,000	$1,135,100
5.00%, 5/01/17	1,300,000	1,510,132
Tompkins, NY, Healthcare Corp., (FHA INS), 10.80%, 2/01/28	205,000	215,143
TOTAL MEDICAL		$4,629,559

NOT-FOR-PROFIT – 1.0%
New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A), 5.00%, 4/01/15	1,000,000	1,109,620

PRE-REFUNDED/ESCROW – 4.3%
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,668,300

SCHOOL DISTRICT – 17.3%
Greece, NY, Central School District, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,194,330
New Rochelle City School District, NY, GO Limited, Refunding Revenue Bonds, (State Aid Withholding) 4.00%, 9/01/15	1,195,000	1,312,552
4.00%, 9/01/16	1,000,000	1,128,160
5.00%, 9/01/17	1,530,000	1,830,676
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,800,850
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,430,880
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	895,000	898,276
New York State, Dormitory Authority Non State Supported Debt, Revenue Bonds, (Series H), (School District Funding Program)/(AGM State Aid Withholding), 5.00%, 10/01/23	2,500,000	2,954,000
Pittsford Central School District, NY, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 12/15/24	1,390,000	1,733,983
Rye City School District, NY, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 8/15/15	1,280,000	1,408,601
TOTAL SCHOOL DISTRICT		$18,692,308

TRANSPORTATION – 3.3%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,161,800

(Wilmington New York Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value

New York State Thruway Authority, Local Highway & Bridge, Refunding Revenue Bonds, 5.00%, 4/01/18	$1,035,000	$1,248,075
New York State Thruway Authority, Local Highway & Bridge, Refunding Revenue Bonds, 5.00%, 4/01/16	1,000,000	1,146,490
TOTAL TRANSPORTATION		$3,556,365

WATER & SEWER – 12.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	6,033,350
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,553,835
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Refunding Revenue Bonds, 5.00%, 6/15/17	1,020,000	1,216,564
New York State Environmental Facilities Corp., State Clean Water & Drinking, Refunding Revenue Bonds, (Subseries A), 5.00%, 6/15/24	2,500,000	3,145,475

Description	Par Value/ Shares	Value

New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, (Series B), 5.00%, 8/15/16	$1,235,000	$1,441,492
TOTAL WATER & SEWER		$13,390,716
TOTAL NEW YORK		$105,673,024
TOTAL MUNICIPAL BONDS (COST $98,996,000)		$105,673,024

MONEY MARKET FUND – 1.2%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	1,328,817	1,328,817
TOTAL MONEY MARKET FUND (COST $1,328,817)		$1,328,817
TOTAL INVESTMENTS – 98.9% (COST $100,324,817)		$107,001,841
OTHER ASSETS LESS LIABILITIES – 1.1%		1,163,846
TOTAL NET ASSETS – 100.0%		$108,165,687

Cost of investments for Federal income tax purposes is $100,259,286. The net unrealized appreciation/(depreciation) of investments was $6,742,555. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,753,655 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,100.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$105,673,024	$—	$105,673,024
Money Market Fund	1,328,817	—	—	1,328,817

Total	$1,328,817	$105,673,024	$—	$107,001,841

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

42

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Pennsylvania Municipal Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Higher Education	25.4%
General Obligations	17.1%
School District	13.6%
Pre-Refunded/Escrow	10.7%
Transportation	10.4%
Medical	10.1%
Lease	6.9%
Water & Sewer	2.2%
Dedicated Tax	1.2%
Cash Equivalents[1]	2.7%
Other Assets and Liabilities – Net[2]	(0.3)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	4.8%
AA	39.1%
A	37.7%
BBB	8.5%
Not Rated	10.2%
Other Assets and Liabilities – Net[2]	(0.3)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.6%

PENNSYLVANIA – 97.6%

DEDICATED TAX – 1.2%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	$1,000,000	$1,168,810

GENERAL OBLIGATIONS – 17.1%
Commonwealth of Pennsylvania, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/18	2,500,000	3,061,125
Lower Merion Township, PA, GO Unlimited, Refunding Revenue Bonds, (Series A) 5.00%, 1/01/17	1,470,000	1,729,440
5.00%, 1/01/18	1,445,000	1,750,329
Northampton County, PA, GO Unlimited, Refunding Revenue Bonds, (Series B), 5.00%, 10/01/24	2,000,000	2,501,520
Pennsylvania State, GO Unlimited Bonds 5.00%, 10/01/15	1,375,000	1,556,294
5.00%, 11/15/23	2,000,000	2,489,000

Description	Par Value	Value

Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series A) 5.00%, 9/15/19	$1,000,000	$1,198,310
5.00%, 9/15/21	2,040,000	2,442,798
TOTAL GENERAL OBLIGATIONS		$16,728,816

HIGHER EDUCATION – 25.4%
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College), 5.00%, 5/01/27	1,765,000	1,985,696
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College), 5.00%, 4/15/18	2,350,000	2,642,105
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS) 5.00%, 5/01/19	1,420,000	1,567,467
5.00%, 5/01/20	1,490,000	1,633,442
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,114,748

(Wilmington Pennsylvania Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Pennsylvania Municipal Bond Fund (continued)

Description	Par Value	Value

Pennsylvania State Higher Educational Facilities Authority, Refunding Revenue Bonds, (Drexel University, OBG), 5.00%, 5/01/18	$1,000,000	$1,191,390
Pennsylvania State Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania, OBG), 5.00%, 9/01/19	1,000,000	1,249,470
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,357,112
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Bryn Mawr College), 5.00%, 12/01/17	4,500,000	5,420,925
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG) 5.00%, 1/01/23	1,620,000	1,887,365
5.00%, 1/01/25	1,000,000	1,143,260
State Public School Building Authority, PA, College Revenue Bonds, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,492,388
Swarthmore Borough Authority, PA, Refunding Revenue Bonds, (Swarthmore College, OBG), 5.00%, 9/15/18	1,000,000	1,233,540
TOTAL HIGHER EDUCATION		$24,918,908

LEASE – 6.9%
Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,751,817
Philadelphia Redevelopment Authority, PA, Transportation Initiative, Refunding Revenue Bonds, 5.00%, 4/15/24	3,000,000	3,483,240
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,557,105
TOTAL LEASE		$6,792,162

MEDICAL – 10.1%
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,294,680
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	2,011,729
Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG), 5.00%, 3/15/19	1,485,000	1,693,182
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/24	2,000,000	2,405,700
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,435,692
TOTAL MEDICAL		$9,840,983

Description	Par Value	Value

PRE-REFUNDED/ESCROW – 10.7%
Bucks County, PA, IDA, Refunding Revenue Bonds, ETM, (Series A), (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	$4,775,000	$7,408,031
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	3,103,116
TOTAL PRE-REFUNDED/ESCROW		$10,511,147

SCHOOL DISTRICT – 13.6%
Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,369,548
Hempfield, PA, School District, GO Unlimited Bonds, (Series B), (National Reinsurance FGIC State Aid Withholding), 5.00%, 10/15/18	2,650,000	2,891,653
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,493,320
Muhlenberg, PA, School District, GO Unlimited, Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,000,000	1,149,440
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,530,048
Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,500,000	1,724,955
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,152,383
TOTAL SCHOOL DISTRICT		$13,311,347

TRANSPORTATION – 10.4%
Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,126,690
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,549,455
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/26	1,000,000	1,191,690
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	2,400,000	2,858,784
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,712,154
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	745,810
TOTAL TRANSPORTATION		$10,184,583

WATER & SEWER – 2.2%
Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,188,460
TOTAL PENNSYLVANIA		$95,645,216
TOTAL MUNICIPAL BONDS (COST $89,874,432)		$95,645,216

(Wilmington Pennsylvania Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Pennsylvania Municipal Bond Fund (concluded)

Description	Shares	Value

MONEY MARKET FUND – 2.7%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	2,607,146	$2,607,146
TOTAL MONEY MARKET FUND (COST $2,607,146)		$2,607,146
TOTAL INVESTMENTS – 100.3% (COST $92,481,578)		$98,252,362
OTHER LIABILITIES LESS ASSETS – (0.3%)		(255,601)
TOTAL NET ASSETS – 100.0%		$97,996,761

Cost of investments for Federal income tax purposes is $92,315,115. The net unrealized appreciation/(depreciation) of investments was $5,937,247. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,937,247 and net unrealized depreciation from investments for those securities having an excess of cost over value of $—.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$95,645,216	$—	$95,645,216
Money Market Fund	2,607,146	—	—	2,607,146

Total	$2,607,146	$95,645,216	$—	$98,252,362

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

45

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Virginia Municipal Bond Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
General Obligations	45.7%
Lease	20.7%
Water & Sewer	6.8%
School District	5.9%
Medical	5.1%
Pre-Refunded/Escrow	5.0%
Transportation	2.8%
Higher Education	2.8%
Cash Equivalents[1]	4.4%
Other Assets and Liabilities – Net[2]	0.8%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	30.8%
AA	61.0%
A	3.0%
Not Rated	4.4%
Other Assets and Liabilities – Net[2]	0.8%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 94.8%

PUERTO RICO – 0.3%

PRE-REFUNDED/ESCROW – 0.3%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	$60,000	$62,119
TOTAL PUERTO RICO		$62,119

VIRGINIA – 94.5%

GENERAL OBLIGATIONS – 45.7%
Alexandria, VA, GO Unlimited Bonds, (Series B), (State Aid Withholding), 5.00%, 6/15/18	500,000	616,645
Chesterfield County, VA, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 1/01/24	850,000	1,072,734
Hampton, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 4/01/24	1,000,000	1,246,110
Hanover County, VA, Public Improvements, GO Unlimited, Refunding Bonds, 5.00%, 7/15/19	110,000	137,738
Henrico County, VA, GO Unlimited, Refunding Bonds, 5.00%, 7/15/19	600,000	755,274
Leesburg, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 1/15/24	500,000	611,415

Description	Par Value	Value

Loudoun County, VA, GO Unlimited Bonds, (Series A), 5.00%, 7/01/25	$400,000	$489,488
Newport News, VA, GO Unlimited Bonds, Refunding Notes, (Series 2007A), 5.00%, 3/01/19	100,000	118,821
Norfolk, VA, GO Unlimited, Revenue Bonds, (Series C), 5.00%, 4/01/16	1,405,000	1,616,846
Poquoson, VA, GO Unlimited, Refunding Revenue Bonds, 5.00%, 2/15/18	500,000	603,630
Prince William County, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 8/01/27	620,000	829,473
Virginia Beach, Public Improvement, GO Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	463,980
Virginia Beach, VA, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 4/01/24	500,000	625,380
TOTAL GENERAL OBLIGATIONS		$9,187,534

HIGHER EDUCATION – 2.8%
Virginia College Building Authority, Educational Facilities, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	313,558

(Wilmington Virginia Municipal Bond Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Virginia Municipal Bond Fund (continued)

Description	Par Value	Value

Virginia College Building Authority, Educational Facilities, Revenue Bonds, (Series A), (Public Higher Education Funding Program), 5.00%, 9/01/23	$200,000	$239,572
TOTAL HIGHER EDUCATION		$553,130

LEASE – 20.7%
Fairfax County, VA, EDA, Refunding Revenue Bonds, (Series A), (Laurel Hill Public Facilities Projects), 5.00%, 6/01/17	750,000	886,837
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	455,000	494,690
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	386,032
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	156,758
5.00%, 8/01/23	500,000	574,820
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	466,244
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (Series A), (VA Pooled Funding Program), 5.00%, 11/01/17	1,000,000	1,207,140
TOTAL LEASE		$4,172,521

MEDICAL – 5.1%
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	582,800
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	307,390
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS), 5.13%, 2/15/18	110,000	129,098
TOTAL MEDICAL		$1,019,288

PRE-REFUNDED/ESCROW – 4.7%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL), 5.80%, 1/01/16	375,000	405,664
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,010
Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	278,766
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	245,000	267,065
TOTAL PRE-REFUNDED/ESCROW		$956,505

Description	Par Value/ Shares	Value

SCHOOL DISTRICT – 5.9%
Fauquier County, VA, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 7/15/20	$1,000,000	$1,186,380

TRANSPORTATION – 2.8%
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement, Revenue Bonds, Anticipation Notes, 5.00%, 9/28/15	500,000	564,185

WATER & SEWER – 6.8%
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	671,539
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	695,945
TOTAL WATER & SEWER		$1,367,484
TOTAL VIRGINIA		$19,007,027
TOTAL MUNICIPAL BONDS (COST $17,989,948)		$19,069,146

MONEY MARKET FUND – 4.4%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	890,365	890,365
TOTAL MONEY MARKET FUND (COST $890,365)		$890,365
TOTAL INVESTMENTS – 99.2% (COST $18,880,313)		$19,959,511
OTHER ASSETS LESS LIABILITIES – 0.8%		150,337
TOTAL NET ASSETS – 100.0%		$20,109,848

(Wilmington Virginia Municipal Bond Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Virginia Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $18,855,403. The net unrealized appreciation/(depreciation) of investments was $1,104,108. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,104,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $—.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$19,069,146	$—	$19,069,146
Money Market Fund	890,365	—	—	890,365

Total	$890,365	$19,069,146	$—	$19,959,511

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

48

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Prime Money Market Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Banks	13.1%
Diversified Financial Services	7.9%
Federal Home Loan Bank (FHLB)	7.5%
Federal Home Loan Mortgage Corporation (FHLMC)	4.6%
Pharmaceuticals	4.6%
Higher Education	4.2%
Development	3.6%
Asset-Backed Securities	3.5%
Regional(State/Province)	3.3%
General Obligation	2.7%
Federal National Mortgage Association (FNMA)	2.7%
Oil & Gas	2.7%
Auto Manufacturers	2.6%
Beverages	2.6%
Chemicals	2.6%
Mining	2.6%
U.S. Treasury Notes	2.6%
Food	2.5%
Commercial Services	1.5%
Federal Farm Credit Bank (FFCB)	1.3%
Oil & Gas Services	1.3%
Pollution Control	1.2%
Municipal	1.1%
School District	0.5%
Electronics	0.4%
Cash Equivalents[1]	16.8%
Other Assets and Liabilities – Net[2]	0.0%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

(Wilmington Prime Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Prime Money Market Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

4ASSET BACKED COMMERCIAL PAPER – 8.8%
MetLife Short Term Funding LLC
[6,7]0.18%, 1/7/2013	$40,104,000	$40,090,565
[6,7]0.19%, 12/11/2012	24,500,000	24,494,828
[6,7]0.21%, 11/19/2012	35,000,000	34,996,325
Old Line Funding LLC
[6,7]0.31%, 4/8/2013	50,000,000	49,931,972
[6,7]0.36%, 1/7/2013	50,000,000	49,966,500
Straight-A Funding LLC
[6,7]0.18%, 12/11/2012	27,016,000	27,010,597
[6,7]0.18%, 1/14/2013	20,044,000	20,036,584
[6,7]0.18%, 1/28/2013	37,170,000	37,153,645
[6,7]0.18%, 1/28/2013	50,000,000	49,978,000
TOTAL ASSET BACKED COMMERCIAL PAPER (COST $333,659,016)		$333,659,016

CERTIFICATE OF DEPOSIT – 5.2%
Bank of Nova Scotia, 0.20%, 1/16/2013	50,000,000	50,000,000
Bank of Nova Scotia, HOU, 0.34%, 12/10/2012	50,000,000	50,000,000
Toronto Dominion Bank, 0.21%, 2/11/2013	100,000,000	100,000,000
TOTAL CERTIFICATE OF DEPOSIT (COST $200,000,000)		$200,000,000

CORPORATE NOTES & BONDS – 0.7%
[1,6,7]American Honda Finance Corp., 0.58%, 1/17/2013	25,000,000	25,000,000
TOTAL CORPORATE NOTES & BONDS (COST $25,000,000)		$25,000,000

4FINANCIAL COMPANY COMMERCIAL PAPER – 12.4%
American Honda Finance Corp., 0.19%, 1/11/2013	75,000,000	74,971,896
Australia & New Zealand Banking Group Ltd.
[6,7]0.20%, 11/8/2012	50,000,000	49,998,104
[6,7]0.20%, 11/9/2012	50,000,000	49,997,833
Commonwealth Bank of Australia
[6,7]0.20%, 11/13/2012	61,000,000	60,995,933
[6,7]0.20%, 12/4/2012	39,000,000	38,993,029
JP Morgan Chase & Co., 0.20%, 1/3/2013	100,000,000	99,965,000
Toyota Motor Credit Corp.
0.23%, 11/28/2012	50,000,000	49,991,375
0.27%, 12/24/2012	50,000,000	49,980,125
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (COST $474,893,295)		$474,893,295

Description	Par Value	Value

4MUNICIPAL COMMERCIAL PAPER – 5.8%
County of Montgomery, MD, (Series 09-B), 0.19%, 11/15/2012	$42,300,000	$42,300,000
Emory University, 0.20%, 1/17/2013	31,000,000	31,000,000
Illinois Educational Facilities Authority, Pooled Financing Program, (Series 95), (Northern Trust, LOC)
0.20%, 1/8/2013	35,000,000	35,000,000
0.20%, 1/14/2013	46,200,000	46,200,000
University Of California Revenue, 0.20%, 11/6/2012	42,000,000	41,998,833
University of Michigan, 0.23%, 1/8/2013	24,995,000	24,995,000
TOTAL MUNICIPAL COMMERCIAL PAPER (COST $221,493,833)		$221,493,833

MUNICIPAL NOTES & BONDS – 12.3%
Chicago Board of Education, IL, GO Unlimited Bonds, (Series B) Weekly VRDNs, (Wells Fargo Bank N.A., LOC), 0.22%, 11/1/2012	20,000,000	20,000,000
East Baton Rouge Parish Industrial Development Board Inc., LA, Revenue Bonds, (Series B) Daily VRDNs, (ExxonMobil, OBG), 0.22%, 11/1/2012	53,900,000	53,900,000
Massachusetts State, GO Limited, Revenue Bonds, (Series B) Daily VRDNs, (U.S. Bank, SPA), 0.24%, 11/1/2012	24,610,000	24,610,000
Massachusetts State, Health & Educational Facilities Authority, Refunding Revenue Bonds, (Series J-1) Weekly VRDNs, (Amherst College, OBG), 0.22%, 11/1/2012	29,700,000	29,700,000
Michigan State, Strategic Fund Ltd., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals, OBG), 0.25%, 11/1/2012	46,280,000	46,280,000
Mississippi State, Business Finance Commission Corp., Gulf Opportunity Revenue Bonds, (Series I) Daily VRDNs, (Chevron Corp., OBG), 0.21%, 11/1/2012	39,380,000	39,380,000
Mississippi State, Business Finance Commission Gulf Opportunity, Revenue Bonds, (Series B) Weekly VRDNs, (Chevron Corp., OBG), 0.20%, 11/7/2012	25,000,000	25,000,000
Permanent University Fund, TX, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (University of Texas Investment Management Faculty, LIQ), 0.19%, 11/1/2012	70,000,000	70,000,000
Philadelphia, PA, Authority For Industrial Development City Service Agreement, Taxable Revenue Bonds, 0.50%, 4/1/2013	20,000,000	20,000,000
Private Colleges & Universities Authority, GA, Refunding Revenue Bonds, (Series C2) Weekly VRDNs, (Emory University, OBG), 0.20%, 11/1/2012	43,125,000	43,125,000

(Wilmington Prime Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

Texas Transportation Commission, GO Unlimited Bonds, (Series B) Weekly VRDNs, (State Street/Calpers, SPA), 0.20%, 11/7/2012	$79,775,000	$79,774,960
University of Michigan, MI, Refunding Revenue Bonds, (Series B) Daily VRDNs, (Northern Trust Company, SPA), 0.20%, 11/1/2012	18,200,000	18,200,000
TOTAL MUNICIPAL NOTES & BONDS (COST $469,969,960)		$469,969,960

4OTHER COMMERCIAL PAPER – 19.3%
Baker Hughes, Inc.
[6,7]0.20%, 12/28/2012	25,000,000	24,992,083
[6,7]0.22%, 1/28/2013	25,000,000	24,986,556
BHP Billiton Finance USA Ltd.
[6,7]0.20%, 11/1/2012	50,000,000	50,000,000
[6,7]0.20%, 11/5/2012	50,000,000	49,998,889
[1,6,7]BP Capital Markets PLC, 0.64%, 2/8/2013	25,000,000	25,000,000
[6,7]Bristol-Myers Squibb Co., 0.20%, 11/14/2012	75,000,000	74,994,583
Coca Cola Enterprises, Inc.
[6,7]0.24%, 3/8/2013	50,000,000	49,957,667
[6,7]0.26%, 2/1/2013	50,000,000	49,966,778
[6,7]ConocoPhillips, 0.35%, 11/5/2012	25,000,000	24,999,028
[6,7]EI Du Pont de Nemours & Co., 0.17%, 11/26/2012	100,000,000	99,988,194
[6,7]Honeywell International, Inc., 0.30%, 12/28/2012	14,500,000	14,493,117
Motiva Enterprises LLC, 0.19%, 11/5/2012	52,650,000	52,648,888
Nestle Finance International Ltd., 0.25%, 4/22/2013	96,460,000	96,344,784
[6,7]Sanofi, 0.18%, 12/20/2012	100,000,000	99,975,500
TOTAL OTHER COMMERCIAL PAPER (COST $738,346,067)		$738,346,067

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 18.7%
[1]Federal Farm Credit Bank, 0.31%, 4/22/2013	50,000,000	50,045,010
Federal Home Loan Bank
0.13%, 2/14/2013	50,000,000	49,995,389
[2]0.14%, 12/12/2012	50,000,000	49,992,028
0.15%, 2/6/2013	63,000,000	62,992,602
[1]0.16%, 11/23/2012	47,000,000	46,999,436
0.19%, 2/12/2013	50,000,000	50,005,116
0.22%, 9/4/2013	25,000,000	25,000,000
Federal Home Loan Mortgage Corporation
0.15%, 9/13/2013	75,000,000	74,989,587
[1]0.16%, 6/17/2013	50,000,000	50,006,405
4.50%, 1/15/2013	50,000,000	50,445,000
Federal National Mortgage Association
[2]0.13%, 12/19/2012	40,422,000	40,414,994
[1]0.19%, 11/8/2013	60,200,000	60,187,956
U.S. Treasury Note, 1.00%, 7/15/2013	100,000,000	100,571,906
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $711,645,429)		$711,645,429

Description	Par Value	Value

REPURCHASE AGREEMENTS – 16.8%
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $146,001,014, collateralized by a U.S. Treasury Security 0.25%, maturing 9/30/14; total market value of $148,921,647.	$146,000,000	$146,000,000
Deutsche Bank Securities, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $220,001,956, collateralized by U.S. Government Securities 0.60% to 1.25%, maturing 12/06/13 to 1/11/17; total market value of $224,400,278.	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, dated 10/31/12, due 11/01/12, repurchase price $275,001,910, collateralized by U.S. Treasury Securities 0.00% to 0.38%, maturing 1/10/13 to 8/15/15; total market value of $280,500,021.	275,000,000	275,000,000
TOTAL REPURCHASE AGREEMENTS (COST $641,000,000)		$641,000,000
TOTAL INVESTMENTS – 100.0% (COST $3,816,007,600)		$3,816,007,600
OTHER ASSETS LESS LIABILITIES – 0.0%**		1,142,905
TOTAL NET ASSETS – 100.0%		$3,817,150,505

(Wilmington Prime Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Prime Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset Backed Commercial Paper	$—	$333,659,016	$—	$333,659,016
Certificate of Deposit	—	200,000,000	—	200,000,000
Corporate Notes & Bonds	—	25,000,000	—	25,000,000
Financial Company Commercial Paper	—	474,893,295	—	474,893,295
Municipal Commercial Paper	—	221,493,833	—	221,493,833
Municipal Notes & Bonds	—	469,969,960	—	469,969,960
Other Commercial Paper	—	738,346,067	—	738,346,067
Repurchase Agreements	—	641,000,000	—	641,000,000
U.S. Government Agency & Obligations	—	711,645,429	—	711,645,429

Total	$—	$3,816,007,600	$—	$3,816,007,600

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

52

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
U.S. Government Agency & Obligations	63.9%
Cash Equivalents[1]	36.0%
Other Assets and Liabilities – Net[2]	0.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 63.9%

FEDERAL FARM CREDIT BANK (FFCB) – 2.1%
[1]0.20%, 2/22/13	$13,845,000	$13,848,253
[1]0.23%, 8/22/13	16,750,000	16,759,054
[1]0.31%, 4/22/13	50,000,000	50,045,010
TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$80,652,317

FEDERAL HOME LOAN BANK (FHLB) – 26.3%
0.13%, 2/14/13	70,000,000	69,993,544
[2]0.14%, 11/23/12	100,000,000	99,991,750
[2]0.14%, 12/12/12	100,000,000	99,984,055
0.15%, 11/26/12	50,000,000	49,999,559
[2]0.16%, 11/14/12	50,000,000	49,997,111
[2]0.16%, 11/16/12	50,000,000	49,996,667
[2]0.16%, 2/22/13	65,000,000	64,967,356
[1]0.16%, 11/23/12	48,000,000	47,999,424
[2]0.17%, 1/16/13	125,000,000	124,955,139
[2]0.17%, 2/13/13	49,200,000	49,176,548
0.19%, 2/12/13	70,000,000	70,007,162
[1]0.22%, 9/04/13	25,000,000	25,000,000
0.28%, 3/06/13	50,000,000	50,015,161
[1]0.38%, 2/25/13	100,000,000	100,000,000
1.75%, 12/14/12	50,000,000	50,093,638
TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,002,177,114

Description	Par Value	Value

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 17.2%
[2]0.13%, 1/03/13	$35,000,000	$34,992,037
[2]0.14%, 12/10/12	25,000,000	24,996,208
[2]0.15%, 3/19/13	100,000,000	99,942,500
[1]0.15%, 9/13/13	75,000,000	74,989,587
[2] 0.16%, 11/13/12	61,544,000	61,540,718
[2]0.16%, 3/25/13	50,000,000	49,969,000
[2]0.16%, 4/01/13	98,150,000	98,085,140
[1]0.16%, 6/17/13	50,000,000	50,006,404
[2]0.17%, 2/11/13	28,363,000	28,349,740
[1]0.17%, 3/21/13	50,238,000	50,246,974
0.52%, 11/26/12	13,999,000	14,001,957
4.50%, 1/15/13	70,000,000	70,623,000
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$657,743,265

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.7%
[2]0.13%, 1/16/13	50,000,000	49,986,278
[2]0.15%, 12/19/12	150,000,000	149,970,000
[1]0.19%, 11/08/13	45,000,000	44,990,997
0.38%, 12/28/12	25,000,000	25,008,895
1.00%, 12/27/12	100,000,000	100,125,300
1.75%, 2/22/13	50,000,000	50,242,060
4.75%, 11/19/12	100,096,000	100,318,773
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$520,642,303

(Wilmington U.S. Government Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington U.S. Government Money Market Fund (concluded)

Description	Par Value	Value

U.S. TREASURY BILL – 1.3%
[2]0.13%, 12/06/12	$50,000,000	$49,993,681

U.S. TREASURY NOTES – 3.3%
1.00%, 7/15/13	25,000,000	25,142,977
1.38%, 2/15/13	100,000,000	100,352,397
TOTAL U.S. TREASURY NOTES		$125,495,374
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $2,436,704,054)		$2,436,704,054

REPURCHASE AGREEMENTS – 36.0%
Barclays Capital, Inc., 0.30%, dated 10/31/12, due 11/01/12, repurchase price $190,001,583, collateralized by U.S. Treasury Securities 3.38% to 6.13%, maturing 11/15/19 to 11/15/27; total market value of $193,800,124.	190,000,000	190,000,000
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $281,001,951, collateralized by U.S. Treasury Securities 1.38% to 1.88%, maturing 6/30/15 to 11/30/15; total market value of $286,620,879.	281,000,000	281,000,000

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $520,004,622, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/21/13 to 2/27/32; total market value of $530,400,813.	$520,000,000	$520,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, dated 10/31/12, due 11/01/12, repurchase price $380,002,639, collateralized by U.S. Treasury Securities 0.00% to 1.38%, maturing 1/10/13 to 2/28/19; total market value of $387,600,091.	380,000,000	380,000,000
TOTAL REPURCHASE AGREEMENTS (COST $1,371,000,000)		$1,371,000,000
TOTAL INVESTMENTS – 99.9% (COST $3,807,704,054)		$3,807,704,054
OTHER ASSETS LESS LIABILITIES – 0.1%		4,441,408
TOTAL NET ASSETS – 100.0%		$3,812,145,462

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1– quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Government Agency & Obligations	$—	$2,436,704,054	$—	$2,436,704,054
Repurchase Agreements	—	1,371,000,000	—	1,371,000,000

Total	$—	$3,807,704,054	$—	$3,807,704,054

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

54

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
U.S. Government Agency & Obligations	41.9%
Cash Equivalents[1]	60.2%
Other Assets and Liabilities – Net[2]	(2.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 41.9%

U.S. TREASURY BILLS – 9.3%
[2]0.13%, 12/06/12	$25,000,000	$24,996,840
[2]0.15%, 11/15/12	50,000,000	49,997,181
[2]0.15%, 4/25/13	25,000,000	24,981,771
TOTAL U.S. TREASURY BILLS		$99,975,792

U.S. TREASURY NOTES – 32.6%
1.38%, 1/15/13	100,000,000	100,251,311
1.38%, 2/15/13	125,000,000	125,436,129
1.38%, 5/15/13	25,000,000	25,162,109
1.75%, 4/15/13	25,000,000	25,176,447
2.50%, 3/31/13	50,000,000	50,483,168
3.63%, 5/15/13	25,000,000	25,462,863
TOTAL U.S. TREASURY NOTES		$351,972,027
TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $451,947,819)		$451,947,819

REPURCHASE AGREEMENTS – 60.2%
Barclays Capital, Inc., 0.30%, dated 10/31/12, due 11/01/12, repurchase price $115,000,958, collateralized by a U.S. Treasury Security 2.25%, maturing 1/31/15; total market value of $117,300,082.	115,000,000	115,000,000
Credit Suisse First Boston LLC, 0.25%, dated 10/31/12, due 11/01/12, repurchase price $250,001,736, collateralized by U.S. Treasury Securities 0.38% to 0.63%, maturing 7/31/13 to 5/31/17; total market value of $255,003,834.	250,000,000	250,000,000

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.28%, dated 10/31/12, due 11/01/12, repurchase price $210,001,633, collateralized by U.S. Treasury Securities 0.00%, maturing 11/15/13; total market value of $214,200,083.	$210,000,000	$210,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.25%, dated 10/31/12, due 11/01/12, repurchase price $75,000,521, collateralized by a U.S. Treasury Security 2.13%, maturing 12/31/15; total market value of $76,500,051.	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS (COST $650,000,000)		$650,000,000
TOTAL INVESTMENTS – 102.1% (COST $1,101,947,819)		$1,101,947,819
OTHER LIABILITIES LESS ASSETS – (2.1%)		(23,155,637)
TOTAL NET ASSETS – 100.0%		$1,078,792,182

(Wilmington U.S. Treasury Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington U.S. Treasury Money Market Fund (concluded)

See Notes to Portfolios of Investments

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Repurchase Agreements	$—	$650,000,000	$—	$650,000,000
U.S. Government Agency & Obligations	—	451,947,819	—	451,947,819

Total	$—	$1,101,947,819	$—	$1,101,947,819

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

56

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Tax-Exempt Money Market Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Commercial Services	21.0%
Municipal	17.4%
Medical	14.8%
Regional(State/Province)	11.8%
General Obligation	7.7%
Electric	6.3%
Higher Education	4.9%
Water & Sewer	4.9%
General Revenue	3.2%
Development	3.0%
Diversified Financial Services	1.9%
Transportation	1.8%
Multi-Family Housing	0.8%
Pollution Control	0.2%
Other Assets and Liabilities – Net[1]	0.3%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

COMMERCIAL PAPER – 58.5%

ARIZONA – 1.5%
Salt River Project Agricultural Improvement & Power District, (Series C), (U.S. Bank NA), 0.20%, 2/06/13	$7,150,000	$7,150,000
TOTAL ARIZONA		$7,150,000

CALIFORNIA – 4.2%
University of California
0.15%, 11/06/12	6,000,000	6,000,000
0.17%, 11/02/12	14,000,000	14,000,000
TOTAL CALIFORNIA		$20,000,000

CONNECTICUT – 1.2%
Connecticut State Health & Educational Facility Authority, (Yale University), 0.15%, 11/07/12	5,800,000	5,800,000
TOTAL CONNECTICUT		$5,800,000

FLORIDA – 4.1%
JEA, (Series 01-C), 0.19%, 1/10/13	19,300,000	19,300,000
TOTAL FLORIDA		$19,300,000

Description	Par Value	Value

ILLINOIS – 1.5%
Illinois Educational Facilities Authority, Pooled Financing Program, (Series 95), (Northern Trust, LOC), 0.20%, 1/09/13	$7,083,000	$7,083,000
TOTAL ILLINOIS		$7,083,000

MARYLAND – 6.2%
Howard County, MD, (Series 2011), (State Street Bank, LIQ), 0.18%, 12/06/12	9,266,000	9,266,000
Johns Hopkins University, 0.18%, 1/10/13	20,000,000	20,000,000
TOTAL MARYLAND		$29,266,000

MICHIGAN – 2.6%
University of Michigan, (Series I), 0.17%, 12/04/12	12,500,000	12,500,000
TOTAL MICHIGAN		$12,500,000

MINNESOTA – 2.2%
City of Rochester, MN, 0.19%, 1/09/13	10,200,000	10,200,000
TOTAL MINNESOTA		$10,200,000

(Wilmington Tax-Exempt Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

MISSOURI – 4.2%
Curators of University of Missouri, (Series A)
0.17%, 11/01/12	$4,500,000	$4,500,000
0.18%, 11/15/12	15,500,000	15,500,000
TOTAL MISSOURI		$20,000,000

NEVADA – 2.8%
Las Vegas Valley Water District, (Series 04-A),(JP Morgan Chase)
0.18%, 12/05/12	5,000,000	5,000,000
0.20%, 1/10/13	8,000,000	8,000,000
TOTAL NEVADA		$13,000,000

NORTH CAROLINA – 0.7%
Charlotte, NC, Water and Sewer System, Revenue Bonds, 0.24%, 3/14/13	3,479,000	3,479,000
TOTAL NORTH CAROLINA		$3,479,000

OHIO – 2.0%
Ohio Higher Educational Facility Commission, (Bank One NA)
0.20%, 11/06/12	6,500,000	6,500,000
0.20%, 1/08/13	2,700,000	2,700,000
TOTAL OHIO		$9,200,000

SOUTH CAROLINA – 0.7%
South Carolina Public Service Authority, (Series B), (Wells Fargo Bank, NA), 0.20%, 11/06/12	3,360,000	3,360,000
TOTAL SOUTH CAROLINA		$3,360,000

TENNESSEE – 3.8%
Metropolitan Government of Nashville & Davidson County, TN, (Series A), (SSB/CALSTR/CALPR,LIQ), 0.19%, 1/08/13	9,000,000	9,000,000
State of Tennessee, (Series 00-A), 0.19%, 2/06/13	8,750,000	8,750,000
TOTAL TENNESSEE		$17,750,000

TEXAS – 14.7%
City of Houston, TX, (Series E-1), 0.19%, 12/05/12	10,000,000	10,000,000
City of San Antonio, TX, (Series B), 0.20%, 2/06/13	11,750,000	11,750,000
Texas A&M University, (Series B), 0.17%, 11/05/12	10,300,000	10,300,000
Texas Tech University, (Series A)
0.17%, 11/07/12	3,252,000	3,252,000
0.17%, 11/08/12	13,350,000	13,350,000
University of Texas System, 0.16%, 11/07/12	20,683,000	20,683,000
TOTAL TEXAS		$69,335,000

VIRGINIA – 4.2%
University of Virginia Rector & Visitors, (Series 03-A), 0.17%, 11/08/12	20,000,000	20,000,000
TOTAL VIRGINIA		$20,000,000

Description	Par Value	Value

WISCONSIN – 1.9%
State of Wisconsin, (Series 05-A), 0.16%, 11/05/12	$9,101,000	$9,101,000
TOTAL WISCONSIN		$9,101,000
TOTAL COMMERCIAL PAPER (COST $276,524,000)		$276,524,000

MUNICIPAL BONDS – 7.7%

CALIFORNIA – 3.6%
Los Angeles, CA, GO Unlimited Notes, (Series A), TRANs, 2.00%, 2/28/13	9,675,000	9,731,875
Los Angeles, CA, GO Unlimited Notes, (Series C), TRANs, 2.00%, 4/25/13	7,000,000	7,060,275
TOTAL CALIFORNIA		$16,792,150

IDAHO – 0.4%
Idaho State, GO Unlimited Notes, TRANs, 2.00%, 6/28/13	2,000,000	2,023,516
TOTAL IDAHO		$2,023,516

MISSISSIPPI – 0.5%
Business Finance Commission Gulf Opportunity, MS, Revenue Bonds, (Series D), 0.21%, 11/01/12	2,500,000	2,500,000
TOTAL MISSISSIPPI		$2,500,000

TEXAS – 3.2%
Texas State, Revenue Notes, TRANs, 2.50%, 8/30/13	15,000,000	15,282,225
TOTAL TEXAS		$15,282,225
TOTAL MUNICIPAL BONDS (COST $36,597,891)		$36,597,891

3SHORT-TERM MUNICIPAL BONDS – 33.5%

DELAWARE – 7.7%
Delaware State Health Facilities Authority, Revenue Bonds, (Series A) Daily VRDNs, (Christiana Care Health Services, OBG), 0.23%, 11/01/12	16,700,000	16,700,000
University of Delaware, DE, Refunding Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.26%, 11/01/12	19,675,000	19,675,000
TOTAL DELAWARE		$36,375,000

FLORIDA – 0.8%
Orange County Housing Finance Authority, FL, Refunding Revenue Bonds, Weekly VRDNs, (Walk Apartments LLC, OBG)/(Fannie Mae, LIQ & Guarantor), 0.24%, 11/07/12	3,835,000	3,835,000
TOTAL FLORIDA		$3,835,000

ILLINOIS – 2.9%
Illinois State Finance Authority, Revenue Bonds, (Series D-2) Daily VRDNs, (PNC Bank N.A., LOC)/(University of Chicago Medical Center, OBG), 0.21%, 11/01/12	13,700,000	13,700,000
TOTAL ILLINOIS		$13,700,000

(Wilmington Tax-Exempt Money Market Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

KENTUCKY – 1.0%
Shelby County, KY, Lease Revenue Bonds, (Series A) Daily VRDNs, (U.S Bank NA, LOC), 0.23%, 11/01/12	$4,670,000	$4,670,000
TOTAL KENTUCKY		$4,670,000

MARYLAND – 1.4%
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series B) Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.22%, 11/01/12	6,700,000	6,700,000
TOTAL MARYLAND		$6,700,000

MASSACHUSETTS – 1.9%
Massachusetts State, GO Limited, Revenue Bonds, (Series A) Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.24%, 11/01/12	600,000	600,000
Massachusetts State, GO Limited, Revenue Bonds, (Series B) Daily VRDNs, (U.S. Bank, SPA), 0.24%, 11/01/12	8,600,000	8,600,000
TOTAL MASSACHUSETTS		$9,200,000

MICHIGAN – 0.9%
University of Michigan, MI, Refunding Revenue Bonds, (Series A-1) Daily VRDNs, 0.24%, 11/01/12	2,800,000	2,800,000
University of Michigan, MI, Revenue Bonds, (Series A) Daily VRDNs, 0.24%, 11/01/12	1,300,000	1,300,000
TOTAL MICHIGAN		$4,100,000

MINNESOTA – 1.9%
Rochester, MN, Health Care Facilities, Refunding Revenue Bonds, (Series A) Weekly VRDNs, (Mayo Clinic, OBG), 0.19%, 11/07/12	8,900,000	8,900,000
TOTAL MINNESOTA		$8,900,000

MISSISSIPPI – 0.8%
Mississippi State Business Finance Commission Corp., Gulf Opportunity Revenue Bonds, (Series F) Daily VRDNs, (Chevron Corp.)/(Chevron U.S.A. Inc., OBG), 0.23%, 11/01/12	4,000,000	4,000,000
TOTAL MISSISSIPPI		$4,000,000

NEW HAMPSHIRE – 0.7%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(U.S. Bank), 0.20%, 11/07/12	3,400,000	3,400,000
TOTAL NEW HAMPSHIRE		$3,400,000

OHIO – 1.8%
Ohio State, Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4) Daily VRDNs, (Cleveland Clinic, OBG), 0.23%, 11/01/12	8,265,000	8,265,000
TOTAL OHIO		$8,265,000

Description	Par Value	Value

OKLAHOMA – 1.8%
Oklahoma State Turnpike Authority, Revenue Bonds, (Series E) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.23%, 11/01/12	$4,720,000	$4,720,000
Oklahoma State Turnpike Authority, Revenue Bonds, (Series F) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.23%, 11/01/12	4,000,000	4,000,000
TOTAL OKLAHOMA		$8,720,000

PENNSYLVANIA – 1.9%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Capital Co.(GTD)), 0.21%, 11/07/12	1,075,000	1,075,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.), 0.21%, 11/07/12	1,000,000	1,000,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly, VRDNs, (General Electric Capital Corp., OBG), 0.21%, 11/07/12	4,100,000	4,100,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.21%, 11/07/12	2,580,000	2,580,000
TOTAL PENNSYLVANIA		$8,755,000

TEXAS – 8.0%
Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, (Series B) Daily VRDNs, (JP Morgan Chase/Northern Trust/Bank of America, SPA)/(St. Luke’s Episcopal Hospital, OBG), 0.25%, 11/01/12	18,200,000	18,200,000
Texas Transportation Commission, GO Unlimited Bonds, (Series B) Weekly VRDNs, (State Street/Calpers, SPA), 0.20%, 11/07/12	1,480,000	1,480,000
Water Development Board, TX, Revenue Bonds, (Series A) Daily VRDNs, (JP Morgan Chase Bank NA, SPA), 0.26%, 11/01/12	18,270,000	18,270,000
TOTAL TEXAS		$37,950,000
TOTAL SHORT-TERM MUNICIPAL BONDS (COST $158,570,000)		$158,570,000
TOTAL INVESTMENTS – 99.7% (COST $471,691,891)		$471,691,891
OTHER ASSETS LESS LIABILITIES – 0.3%		1,201,823
TOTAL NET ASSETS – 100.0%		$472,893,714

(Wilmington Tax-Exempt Money Market Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

Wilmington Tax-Exempt Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Paper	$—	$276,524,000	$—	$276,524,000
Municipal Bonds	—	36,597,891	—	36,597,891
Short-Term Municipal Bonds	—	158,570,000	—	158,570,000

Total	$—	$471,691,891	$—	$471,691,891

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

60	NOTES TO PORTFOLIOS OF INVESTMENTS

(1)	Floating rate note with current rate and stated maturity date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(3)	Current rate and next reset date shown for Variable Rate Demand Notes.

(4)	Discount rate at time of purchase.

(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2012, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund	$17,064,845	5.6%
Wilmington Intermediate-Term Bond Fund	4,892,102	1.9%
Wilmington Short-Term Corporate Bond Fund	9,235,616	4.6%
Wilmington Prime Money Market Fund	1,147,996,310	30.1%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund
American Honda Finance Corp.	08/20/2009	$502,572	$508,865
American Tower Trust	04/30/2007	1,000,000	1,059,153
ASIF Global Financing XIX	01/08/2003	1,172,807	1,182,498
BNY Institutional Capital Trust A	11/25/1996	1,500,000	1,531,875
Broadcom Corp.	08/13/2012	992,550	1,001,322
Caterpillar, Inc.	08/28/2012	542,399	551,118
Crown Castle Towers LLC	08/04/2010	1,003,370	1,103,750
Crown Castle Towers LLC	07/29/2010	1,000,000	1,103,750
Daimler Finance North America LLC	09/07/2011	247,588	270,758
FMR LLC	10/28/2009	997,720	1,226,952
General Motors Financial Co., Inc.	08/13/2012	300,000	309,000
Harley-Davidson Financial Services, Inc.	01/26/2012	499,890	516,763
Harley-Davidson Funding Corp.	11/19/2009	499,195	546,353
Hyundai Capital America	09/24/2012	249,855	250,608
Hyundai Capital America	12/01/2011	248,878	270,962
Hyundai Capital Services, Inc.	03/06/2012	249,073	264,423
LA Arena Funding LLC	04/23/1999	1,273,714	1,408,144
Metropolitan Life Global Funding I	01/06/2010	498,755	502,349
Phillips 66	08/15/2012	1,042,910	1,066,418
Phillips 66	03/07/2012	249,955	266,605
Phillips 66	03/07/2012	498,815	562,715
Rockies Express Pipeline LLC	03/17/2010	499,555	485,000
SLM Student Loan Trust	04/14/2011	556,621	558,938
WM Wrigley Jr. Co.	06/21/2010	499,485	516,526
			$17,064,845	5.6%
Wilmington Intermediate-Term Bond Fund
American Tower Trust	04/30/2007	1,000,000	1,059,152
Broadcom Corp.	08/13/2012	248,138	250,330
Broadcom Corp.	08/14/2012	742,590	750,992
Express Scripts Holding Co.	07/18/2012	764,010	767,983
Express Scripts Holding Co.	02/06/2012	149,281	153,597

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	61

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
General Motors Financial Co., Inc.	08/13/2012	$250,000	$257,500
Hyundai Capital America	09/25/2012	496,015	496,203
Hyundai Capital America	09/24/2012	329,809	330,802
Phillips 66	03/07/2012	249,955	266,605
SLM Student Loan Trust	04/14/2011	556,621	558,938
			$4,892,102	1.9%
Wilmington Short-Term Corporate Bond Fund
Daimler Finance North America LLC	09/07/2011	993,500	1,041,274
General Motors Financial Co., Inc.	08/13/2012	200,000	206,000
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	540,220
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	540,221
Hyundai Capital America	09/24/2012	249,855	250,608
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	267,380
MassMutual Global Funding II	04/07/2011	1,000,000	997,438
Metropolitan Life Global Funding I	01/06/2010	997,510	1,004,697
Phillips 66	06/06/2012	505,880	513,266
Phillips 66	03/07/2012	499,770	513,266
Phillips 66	08/15/2012	1,042,910	1,066,418
SLM Student Loan Trust	04/14/2011	742,161	745,251
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,549,577
			$9,235,616	4.6%
Wilmington Prime Money Market Fund
American Honda Finance Corp.	01/11/2012	25,000,000	25,000,000
Australia & New Zealand Banking Group Ltd.	08/09/2012	49,975,084	49,997,833
Australia & New Zealand Banking Group Ltd.	08/07/2012	49,975,083	49,998,104
Baker Hughes, Inc.	09/28/2012	24,987,361	24,992,083
Baker Hughes, Inc.	10/31/2012	24,986,403	24,986,556
BHP Billiton Finance USA Ltd.	08/03/2012	49,975,000	50,000,000
BHP Billiton Finance USA Ltd.	08/03/2012	49,973,889	49,998,889
BP Capital Markets PLC	02/13/2012	25,000,000	25,000,000
Bristol-Myers Squibb Co.	10/31/2012	74,994,167	74,994,583
Coca Cola Enterprises, Inc.	10/17/2012	49,952,667	49,957,667
Coca Cola Enterprises, Inc.	09/07/2012	49,946,917	49,966,778
Commonwealth Bank of Australia	09/05/2012	38,980,988	38,993,029
Commonwealth Bank of Australia	08/20/2012	60,971,194	60,995,933
ConocoPhillips	10/29/2012	24,998,299	24,999,028
EI du Pont de Nemours & Co.	09/10/2012	79,970,911	79,990,555
EI du Pont de Nemours & Co.	09/10/2012	19,992,728	19,997,639
Honeywell International, Inc.	02/27/2012	14,463,170	14,493,117
MetLife Short Term Funding LLC	10/10/2012	40,086,154	40,090,565
MetLife Short Term Funding LLC	09/12/2012	24,488,363	24,494,828
MetLife Short Term Funding LLC	08/22/2012	34,981,829	34,996,325
Old Line Funding LLC	10/02/2012	49,919,056	49,931,972
Old Line Funding LLC	06/26/2012	49,902,500	49,966,500
Sanofi	10/03/2012	99,961,500	99,975,500
Straight – A Funding LLC	09/12/2012	27,003,843	27,010,597
Straight – A Funding LLC	10/16/2012	20,034,980	20,036,584
Straight – A Funding LLC	10/31/2012	37,153,459	37,153,645
Straight – A Funding LLC	10/31/2012	49,977,750	49,978,000
			$1,147,996,310	30.1%

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

62	NOTES TO PORTFOLIOS OF INVESTMENTS
(8)	7-Day net yield.

(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2012, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Short Duration Government Bond Fund	$33,756	0.0%

(11)	Security is in default.

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

(13)	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

(14)	All or a portion of this security was segregated for extended settlement contracts.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AMBAC – American Bond Assurance Corporation

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Association

FGIC – Financial Guarantee Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facility Authority

IDA – Industrial Development Authority/Agency

INS – Insured

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Company Limited

PRF – Prerefunded

Q-SBLF – Qualified School Bond Loan Fund

SCSDE – South Carolina State Department of Education

TRANs – Tax & Revenue Anticipation Notes

TBA – To Be Announced

UT – Unlimited Tax

UPMC – University of Pittsburgh Medical Center

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Inc.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	63

October 31, 2012 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate- Term Bond Fund		Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund	Wilmington Municipal Bond Fund
ASSETS:
Investments, at identified cost	$312,281,139		$265,350,978		$194,639,012		$145,470,929	$145,102,848

Investments in repurchase agreements, at value	$28,624,701		$25,782,186		$2,192,787		$7,111,437	$—
Investments in securities, at value (Including securities on loan) (Note 2)	301,148,772		252,559,989		195,425,287		142,928,634	153,733,527

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	329,773,473		278,342,175		197,618,074		150,040,071	153,733,527

Income receivable	2,392,021		2,039,644		1,698,290		500,314	1,813,576
Receivable for shares sold	694,261		457,220		272,017		2,135,843	205,734
Receivable for investments sold	14,739,090		633,946		1,015,100		26	—
Other assets	14,738		11,208		17,039		4,733	15,006

TOTAL ASSETS	347,613,583		281,484,193		200,620,520		152,680,987	155,767,843

LIABILITIES:
Payable for investments purchased	28,965,638		2,119,016		—		—	—
Collateral for securities on loan	14,452,501		25,089,186		720,999		—	—
Income distribution payable	702,689		452,844		199,123		223,944	260,992
Payable for shares redeemed	261,748		847,274		88,897		233,756	441,525
Payable for distribution services fee	2,225		4,175		1,095		5,996	267
Payable for shareholder services fee	638		1,111		—		—	—
Other accrued expenses	115,470		102,639		87,450		52,885	80,460

TOTAL LIABILITIES	44,500,909		28,616,245		1,097,564		516,581	783,244

NET ASSETS	$303,112,674		$252,867,948		$199,522,956		$152,164,406	$154,984,599

NET ASSETS CONSIST OF:
Paid-in capital	$279,919,310		$236,257,349		$196,071,860		$149,884,306	$142,954,535
Undistributed (distributions in excess of) net investment income	(141,287)		(15,932)		(12,820)		(326,347)	20,751
Accumulated net realized gain (loss) on investments	5,842,317		3,635,334		484,854		(1,962,695)	3,378,634
Net unrealized appreciation (depreciation) of investments	17,492,334		12,991,197		2,979,062		4,569,142	8,630,679

TOTAL NET ASSETS	$303,112,674		$252,867,948		$199,522,956		$152,164,406	$154,984,599

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$7,507,716		$12,116,563		$3,045,386		$21,393,924	$1,259,725

Shares outstanding (unlimited shares authorized)	720,545		1,125,103		294,409		2,189,272	89,914

Net Asset Value per share	$10.42		$10.77		$10.34		$9.77	$14.01

Offering price per share*	$10.91	***	$11.28	***	$10.52	**	$9.94 **	$14.67	***

Class C
Net Assets	$—		$1,074,890		$315,981		$662,402	$—

Shares outstanding (unlimited shares authorized)	—		99,600		30,510		67,640	—

Net Asset Value per share	$—		$10.79		$10.36		$9.79	$—

Class I
Net Assets	$295,604,958		$239,676,495		$196,161,589		$130,108,080	$153,724,874

Shares outstanding (unlimited shares authorized)	28,832,341		22,243,448		18,957,801		13,288,311	10,968,891

Net Asset Value per share	$10.25		$10.78		$10.35		$9.79	$14.01

*	See “How are Shares Priced?” in the Prospectus.

**	Computation of offering price per share 100/98.25 of net asset value.

***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

64	STATEMENTS OF ASSETS AND LIABILITIES (continued)

October 31, 2012 (unaudited)	Wilmington Maryland Municipal Bond Fund		Wilmington New York Municipal Bond Fund		Wilmington Pennsylvania Municipal Bond Fund		Wilmington Virginia Municipal Bond Fund		Wilmington Prime Money Market Fund
ASSETS:
Investments, at identified cost	$105,378,973		$100,324,817		$92,481,578		$18,880,313		$3,816,007,600

Investments in repurchase agreements, at value	$—		$—		$—		$—		$641,000,000
Investments in securities, at value (Including securities on loan) (Note 2)	110,703,535		107,001,841		98,252,362		19,959,511		3,175,007,600

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	110,703,535		107,001,841		98,252,362		19,959,511		3,816,007,600

Cash	27,500		—		—		—		863,649
Income receivable	1,455,265		1,248,176		1,217,016		214,621		1,282,955
Receivable for shares sold	56,710		257,088		64,370		12,057		—
Receivable for investments sold	806,875		—		—		—		—
Other assets	8,402		4,608		464		454		47,987

TOTAL ASSETS	113,058,287		108,511,713		99,534,212		20,186,643		3,818,202,191

LIABILITIES:
Payable for investments purchased	582,440		—		1,189,340		—		—
Income distribution payable	164,047		194,180		182,298		23,295		95,786
Payable for shares redeemed	15,554		85,961		115,496		16,578		—
Payable for distribution services fee	8,284		16,470		1,826		5,903		3,074
Payable for shareholder services fee	911		—		—		—		19,980
Other accrued expenses	60,810		49,415		48,491		31,019		932,846

TOTAL LIABILITIES	832,046		346,026		1,537,451		76,795		1,051,686

NET ASSETS	$112,226,241		$108,165,687		$97,996,761		$20,109,848		$3,817,150,505

NET ASSETS CONSIST OF:
Paid-in capital	$106,383,979		$103,937,480		$90,448,444		$18,528,117		$3,817,132,216
Undistributed (distributions in excess of) net investment income	23,568		17,783		39,141		3,428		10,611
Accumulated net realized gain (loss) on investments	494,132		(2,466,600)		1,738,392		499,105		7,678
Net unrealized appreciation (depreciation) of investments	5,324,562		6,677,024		5,770,784		1,079,198		—

TOTAL NET ASSETS	$112,226,241		$108,165,687		$97,996,761		$20,109,848		$3,817,150,505

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$35,670,457		$32,498,340		$9,128,338		$20,109,848		$—

Shares outstanding (unlimited shares authorized)	3,462,191		3,029,517		859,509		1,782,795		—

Net Asset Value per share	$10.30		$10.73		$10.62		$11.28		$—

Offering price per share*	$10.79	***	$11.24	***	$11.12	***	$11.81	***	$—

Administrative Class
Net Assets	$—		$—		$—		$—		$440,593,251

Shares outstanding (unlimited shares authorized)	—		—		—		—		440,696,750

Net Asset Value per share	$—		$—		$—		$—		$1.00

Class I
Net Assets	$76,555,784		$75,667,347		$88,868,423		$—		$—

Shares outstanding (unlimited shares authorized)	7,418,802		7,050,095		8,364,727		—		—

Net Asset Value per share	$10.32		$10.73		$10.62		$—		$—

Institutional Class
Net Assets	$—		$—		$—		$—		$39,173,239

Shares outstanding (unlimited shares authorized)	—		—		—		—		39,173,328

Net Asset Value per share	$—		$—		$—		$—		$1.00

Select Class
Net Assets	$—		$—		$—		$—		$2,476,356,760

Shares outstanding (unlimited shares authorized)	—		—		—		—		2,476,625,120

Net Asset Value per share	$—		$—		$—		$—		$1.00

Service Class
Net Assets	$—		$—		$—		$—		$861,027,255

Shares outstanding (unlimited shares authorized)	—		—		—		—		861,066,761

Net Asset Value per share	$—		$—		$—		$—		$1.00

*	See “How are Shares Priced?” in the Prospectus.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	65

October 31, 2012 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
ASSETS:
Investments, at identified cost	$3,807,704,054	$1,101,947,819	$471,691,891

Investments in repurchase agreements, at value	$1,371,000,000	$650,000,000	$—
Investments in securities, at value (Including securities on loan) (Note 2)	2,436,704,054	451,947,819	471,691,891

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	3,807,704,054	1,101,947,819	471,691,891

Cash	695,976	972,395	1,059,784
Income receivable	4,599,409	1,325,389	267,781
Other assets	43,214	8,765	12,299

TOTAL ASSETS	3,813,042,653	1,104,254,368	473,031,755

LIABILITIES:
Payable for investments purchased	—	25,162,109	—
Income distribution payable	32,570	9,098	4,079
Other accrued expenses	864,621	290,979	133,962

TOTAL LIABILITIES	897,191	25,462,186	138,041

NET ASSETS	$3,812,145,462	$1,078,792,182	$472,893,714

NET ASSETS CONSIST OF:
Paid-in capital	$3,812,148,728	$1,078,783,816	$472,961,328
Undistributed (distributions in excess of) net investment income	(21,730)	8,366	4,444
Accumulated net realized gain (loss) on investments	18,464	—	(72,058)

TOTAL NET ASSETS	$3,812,145,462	$1,078,792,182	$472,893,714

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,637,327,271	$821,597,030	$40,414,718

Shares outstanding (unlimited shares authorized)	1,637,517,405	821,626,187	40,417,171

Net Asset Value per share	$1.00	$1.00	$1.00

Institutional Class
Net Assets	$70,952,981	$—	$—

Shares outstanding (unlimited shares authorized)	70,955,221	—	—

Net Asset Value per share	$1.00	$—	$—

Select Class
Net Assets	$1,185,108,919	$247,671,178	$371,542,552

Shares outstanding (unlimited shares authorized)	1,185,236,350	247,688,304	371,586,140

Net Asset Value per share	$1.00	$1.00	$1.00

Service Class
Net Assets	$918,756,291	$9,523,974	$60,936,444

Shares outstanding (unlimited shares authorized)	918,746,246	9,524,207	60,983,073

Net Asset Value per share	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

66	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2012 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate- Term Bond Fund	Wilmington Short-Term Corporate Bond Fund	Wilmington Short Duration Government Bond Fund	Wilmington Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$4,938	$29	$90	$40	$14
Interest	5,017,011	3,578,702	1,802,716	1,808,004	2,066,818
Securities lending income	7,448	10,569	756	—	—

TOTAL INVESTMENT INCOME	5,029,397	3,589,300	1,803,562	1,808,044	2,066,832

EXPENSES:
Investment advisory fee	753,240	658,054	491,607	418,139	383,672
Administrative personnel and services fee	34,586	30,190	22,810	19,405	17,802
Portfolio accounting, administration and custodian fees	56,957	48,591	44,790	29,388	28,443
Transfer and dividend disbursing agent fees and expenses	33,273	15,205	33,523	14,918	12,195
Trustees’ fees	15,028	15,017	15,008	15,102	14,737
Professional fees	23,265	21,859	21,144	21,877	22,375
Distribution services fee—Class A	9,736	15,841	5,843	28,110	1,168
Distribution services fee—Class C	—	5,875	1,641	4,130	—
Shareholder services fee—Class A	9,736	15,841	5,843	28,110	1,168
Shareholder services fee—Class C	—	1,469	410	1,033	—
Shareholder services fee—Class I	366,884	311,717	239,550	179,927	190,668
Share registration costs	13,973	16,155	15,054	15,313	13,669
Printing and postage	8,027	5,916	8,423	4,947	9,273
Miscellaneous	14,161	10,461	13,199	9,782	12,085

TOTAL EXPENSES	1,338,866	1,172,191	918,845	790,181	707,255

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	—	(31,946)	(65,796)	(13,654)	(46,171)
Waiver of distribution services fee—Class A	—	—	—	(6)	—
Waiver of shareholder services fee—Class A	(5,842)	(9,504)	(5,843)	(28,110)	(1,168)
Waiver of shareholder services fee—Class C	—	(999)	(410)	(950)	—
Waiver of shareholder services fee—Class I	(366,884)	(311,717)	(239,550)	(179,927)	(190,668)

TOTAL WAIVERS AND REIMBURSEMENTS	(372,726)	(354,166)	(311,599)	(222,647)	(238,007)

Net expenses	966,140	818,025	607,246	567,534	469,248

Net investment income (loss)	4,063,257	2,771,275	1,196,316	1,240,510	1,597,584

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,900,025	2,312,964	424,402	39,631	1,203,782
Net change in unrealized appreciation (depreciation) of investments	1,880,383	779,658	897,381	(11,983)	1,241,671

Net realized and unrealized gain (loss) on investments	5,780,408	3,092,622	1,321,783	27,648	2,445,453

Change in net assets resulting from operations	$9,843,665	$5,863,897	$2,518,099	$1,268,158	$4,043,037

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	67

Six Months Ended October 31, 2012 (unaudited)	Wilmington Maryland Municipal Bond Fund	Wilmington New York Municipal Bond Fund	Wilmington Pennsylvania Municipal Bond Fund	Wilmington Virginia Municipal Bond Fund	Wilmington Prime Money Market Fund
INVESTMENT INCOME:
Dividends	$6	$9	$7	$1	$—
Interest	1,492,066	1,598,847	1,534,391	258,186	3,823,163

TOTAL INVESTMENT INCOME	1,492,072	1,598,856	1,534,398	258,187	3,823,163

EXPENSES:
Investment advisory fee	281,664	275,186	249,807	51,754	7,381,031
Administrative personnel and services fee	13,069	12,769	11,591	2,402	428,226
Portfolio accounting, administration and custodian fees	26,193	24,051	23,716	10,420	558,121
Transfer and dividend disbursing agent fees and expenses	6,540	8,243	3,777	3,222	102,642
Trustees’ fees	15,069	13,829	13,307	13,915	15,176
Professional fees	20,774	20,774	20,419	20,457	25,034
Distribution services fee—Class A	45,228	43,195	11,327	25,877	—
Distribution services fee—Administrative Class	—	—	—	—	539,573
Distribution services fee—Service Class	—	—	—	—	1,016,605
Shareholder services fee—Class A	45,228	43,195	11,327	25,877	—
Shareholder services fee—Administrative Class	—	—	—	—	539,573
Shareholder services fee—Class I	95,604	94,398	113,576	—	—
Shareholder services fee—Select Class	—	—	—	—	3,016,685
Shareholder services fee—Service Class	—	—	—	—	1,016,605
Share registration costs	6,935	3,874	4,096	3,932	18,005
Printing and postage	3,109	3,860	2,689	1,748	44,286
Miscellaneous	8,592	8,167	7,026	3,896	74,068

TOTAL EXPENSES	568,005	551,541	472,658	163,500	14,775,630

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(4,517)	(46,035)	—	(38,254)	(5,446,001)
Waiver of distribution services fee—Class A	(12)	—	(3)	(26)	—
Waiver of distribution services fee—Administrative Class	—	—	—	—	(539,573)
Waiver of distribution services fee—Service Class	—	—	—	—	(1,016,605)
Waiver of shareholder services fee—Class A	(39,800)	(43,195)	(11,327)	(25,877)	—
Waiver of shareholder services fee—Administrative Class	—	—	—	—	(539,573)
Waiver of shareholder services fee—Class I	(95,604)	(94,398)	(113,576)	—	—
Waiver of shareholder services fee—Select Class	—	—	—	—	(3,016,685)
Waiver of shareholder services fee—Service Class	—	—	—	—	(919,483)

TOTAL WAIVERS AND REIMBURSEMENTS	(139,933)	(183,628)	(124,906)	(64,157)	(11,477,920)

Net expenses	428,072	367,913	347,752	99,343	3,297,710

Net investment income (loss)	1,064,000	1,230,943	1,186,646	158,844	525,453

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	976,981	819,078	1,257,219	224,435	6,006
Net change in unrealized appreciation (depreciation) of investments	492,873	550,288	(156,883)	(92,107)	—

Net realized and unrealized gain (loss) on investments	1,469,854	1,369,366	1,100,336	132,328	6,006

Change in net assets resulting from operations	$2,533,854	$2,600,309	$2,286,982	$291,172	$531,459

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

68	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2012 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
INVESTMENT INCOME:
Interest	$3,178,873	$841,504	$452,571

TOTAL INVESTMENT INCOME	3,178,873	841,504	452,571

EXPENSES:
Investment advisory fee	7,848,778	2,235,634	993,047
Administrative personnel and services fee	454,804	129,618	57,610
Portfolio accounting, administration and custodian fees	612,128	174,325	80,027
Transfer and dividend disbursing agent fees and expenses	3,333	4,439	8,522
Trustees’ fees	14,761	15,189	14,968
Professional fees	23,859	24,530	27,374
Distribution services fee—Administrative Class	2,263,925	1,120,098	54,632
Distribution services fee—Service Class	1,043,252	11,552	81,932
Shareholder services fee—Administrative Class	2,263,925	1,120,098	54,632
Shareholder services fee—Select Class	1,489,519	265,620	484,064
Shareholder services fee—Service Class	1,043,252	11,552	81,932
Share registration costs	18,472	15,561	16,267
Printing and postage	9,372	12,211	6,432
Miscellaneous	85,337	31,276	7,340

TOTAL EXPENSES	17,174,717	5,171,703	1,968,779

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(6,081,173)	(1,857,403)	(787,183)
Waiver of distribution services fee—Administrative Class	(2,263,925)	(1,120,098)	(54,632)
Waiver of distribution services fee—Service Class	(1,043,252)	(11,552)	(81,932)
Waiver of shareholder services fee—Administrative Class	(2,263,925)	(1,120,098)	(54,632)
Waiver of shareholder services fee—Select Class	(1,489,519)	(265,620)	(484,064)
Waiver of shareholder services fee—Service Class	(1,043,252)	(11,552)	(81,500)

TOTAL WAIVERS AND REIMBURSEMENTS	(14,185,046)	(4,386,323)	(1,543,943)

Net expenses	2,989,671	785,380	424,836

Net investment income (loss)	189,202	56,124	27,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	—	—	—

Net realized and unrealized gain (loss) on investments	—	—	—

Change in net assets resulting from operations	$189,202	$56,124	$27,735

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	69

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$4,063,257	$8,096,058	$2,771,275	$3,406,061
Net realized gain (loss) on investments	3,900,025	6,123,925	2,312,964	4,066,312
Net change in unrealized appreciation (depreciation) of investments	1,880,383	1,282,204	779,658	(693,946)

Change in net assets resulting from operations	9,843,665	15,502,187	5,863,897	6,778,427

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(97,956)	(219,962)	(115,686)	(183,231)
Class C	—	—	(6,462)	(21,044)
Class I	(4,202,447)	(8,190,147)	(2,712,696)	(3,258,611)
Distributions from net realized gain on investments
Class A	—	(155,794)	—	(277,193)
Class C	—	—	—	(46,621)
Class I	—	(5,189,617)	—	(3,682,030)

Change in net assets resulting from distributions to shareholders	(4,300,403)	(13,755,520)	(2,834,844)	(7,468,730)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	970,092	338,445	667,691	2,574,273
Class C	—	—	59,908	619,511
Class I	31,606,592	65,940,446	10,654,729	27,033,293
Proceeds from shares issued in connection with Reorganization (Note 8)	—	58,782,175		147,980,426
Distributions reinvested
Class A	69,496	337,682	94,904	392,754
Class C	—	—	5,466	56,008
Class I	2,068,408	9,693,413	1,324,244	4,689,799
Cost of shares redeemed
Class A	(2,107,892)	(767,544)	(1,752,311)	(1,127,972)
Class C	—	—	(369,403)	(623,521)
Class I	(35,444,097)	(51,652,201)	(28,591,909)	(28,850,257)

Change in net assets resulting from share transactions	(2,837,401)	82,672,416	(17,906,681)	152,744,314

Change in net assets	2,705,861	84,419,083	(14,877,628)	152,054,011
NET ASSETS:
Beginning of period	300,406,813	215,987,730	267,745,576	115,691,565

End of period	$303,112,674	$300,406,813	$252,867,948	$267,745,576

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(141,287)	$95,859	$(15,932)	$47,637

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	94,238	31,833	62,553	240,914
Class C	—	—	5,577	57,791
Class I	3,106,219	6,573,305	994,292	2,537,108
Shares issued in connection with Reorganization (Note 8)		5,858,174		13,946,072
Distributions reinvested
Class A	6,711	33,350	8,850	37,284
Class C	—	—	509	5,324
Class I	202,956	974,780	123,416	445,485
Shares redeemed
Class A	(204,588)	(73,823)	(163,907)	(105,708)
Class C	—	—	(34,482)	(57,861)
Class I	(3,482,823)	(5,138,452)	(2,668,680)	(2,711,555)

Net change resulting from share transactions	(277,287)	8,259,167	(1,671,872)	14,394,854

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

70	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$1,196,316	$2,709,526	$1,240,510	$2,204,554
Net realized gain (loss) on investments	424,402	378,568	39,631	1,826,640
Net change in unrealized appreciation (depreciation) of investments	897,381	63,770	(11,983)	(1,991,670)

Change in net assets resulting from operations	2,518,099	3,151,864	1,268,158	2,039,524

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(23,646)	(127,699)	(179,730)	(384,724)
Class C	(430)	(1,852)	(3,452)	(15,881)
Class I	(1,208,925)	(2,645,212)	(1,332,118)	(2,532,776)
Distributions from net realized gain on investments
Class A	—	(36,859)	—	—
Class C	—	(1,477)	—	—
Class I	—	(646,562)	—	—

Change in net assets resulting from distributions to shareholders	(1,233,001)	(3,459,661)	(1,515,300)	(2,933,381)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	374,976	6,816,943	539,177	3,592,852
Class C	26,550	197,370	335	355,365
Class I	31,264,495	63,222,247	10,998,050	61,490,495
Proceeds from shares issued in connection with Reorganization (Note 8)	—	—	—	63,847,406
Distributions reinvested
Class A	16,869	152,669	99,116	290,578
Class C	153	1,417	1,963	9,954
Class I	658,293	2,099,699	546,028	1,066,256
Cost of shares redeemed
Class A	(6,277,680)	(9,920,311)	(2,082,686)	(3,585,926)
Class C	(63,039)	(240,015)	(243,918)	(681,389)
Class I	(26,201,032)	(52,413,258)	(32,625,370)	(51,428,411)

Change in net assets resulting from share transactions	(200,415)	9,916,761	(22,767,305)	74,957,180

Change in net assets	1,084,683	9,608,964	(23,014,447)	74,063,323
NET ASSETS:
Beginning of period	198,438,273	188,829,309	175,178,853	101,115,530

End of period	$199,522,956	$198,438,273	$152,164,406	$175,178,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(12,820)	$23,865	$(326,347)	$(51,557)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	36,448	663,009	55,085	366,327
Class C	2,565	19,230	34	36,087
Class I	3,034,850	6,160,045	1,122,262	6,256,075
Shares issued in connection with Reorganization (Note 8)	—	—	—	6,515,306
Distributions reinvested
Class A	1,640	14,899	10,124	29,600
Class C	15	138	200	1,011
Class I	63,878	204,972	55,667	108,485
Shares redeemed
Class A	(610,763)	(967,743)	(212,988)	(365,307)
Class C	(6,112)	(23,452)	(24,882)	(69,313)
Class I	(2,545,459)	(5,113,279)	(3,327,868)	(5,240,005)

Net change resulting from share transactions	(22,938)	957,819	(2,322,366)	7,638,266

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	71

	Wilmington Municipal Bond Fund			Wilmington Maryland Municipal Bond Fund
	Six Months Ended October 31, 2012 (unaudited)	Ten Months Ended April 30, 2012 (a)	Year Ended June 30, 2011	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$1,597,584	$3,352,458	$5,463,723	$1,064,000	$4,069,265
Net realized gain (loss) on investments	1,203,782	3,265,303	654,624	976,981	(421,195)
Net change in unrealized appreciation (depreciation) of investments	1,241,671	5,001,572	(273,365)	492,873	4,937,390

Change in net assets resulting from operations	4,043,037	11,619,333	5,844,982	2,533,854	8,585,460

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(8,432)	(16,766)	(20,833)	(306,707)	(1,221,463)
Class I	(1,568,200)	(3,335,788)	(5,442,890)	(755,144)	(2,860,460)
Distributions from net realized gain on investments
Class A	—	(10,129)	(3,181)	—	—
Class I	—	(1,733,845)	(999,078)	—	—

Change in net assets resulting from distributions to shareholders	(1,576,632)	(5,096,528)	(6,465,982)	(1,061,851)	(4,081,923)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	579,050	68,090	409,604	509,652	1,613,461
Class I	19,449,139	31,325,608	34,655,128	3,503,763	5,357,945
Distributions reinvested
Class A	5,418	22,813	16,031	226,357	990,695
Class I	366,713	2,373,765	2,386,205	90,314	335,735
Cost of shares redeemed
Class A	(49,699)	(176,393)	(247,382)	(1,615,481)	(2,486,938)
Class I	(14,549,134)	(35,697,116)	(61,153,482)	(3,462,674)	(12,273,784)

Change in net assets resulting from share transactions	5,801,487	2,083,233	(23,933,896)	(748,069)	(6,462,886)

Change in net assets	8,267,892	4,439,572	(24,554,896)	723,934	(1,959,349)
NET ASSETS:
Beginning of period	146,716,707	142,277,135	166,832,031	111,502,307	113,461,656

End of period	$154,984,599	$146,716,707	$142,277,135	$112,226,241	$111,502,307

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$20,751	$(201)	$(105)	$23,568	$21,419

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	41,764	5,004	31,504	49,579	161,476
Class I	1,399,201	2,307,549	2,623,517	341,669	533,219
Distributions reinvested
Class A	389	1,687	1,218	22,071	98,962
Class I	26,329	175,583	181,311	8,794	33,491
Shares redeemed
Class A	(3,580)	(12,840)	(19,039)	(157,597)	(248,089)
Class I	(1,043,869)	(2,627,310)	(4,648,399)	(337,277)	(1,223,458)

Net change resulting from share transactions	420,234	(150,327)	(1,829,888)	(72,761)	(644,399)

(a)	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

72	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington New York Municipal Bond Fund		Wilmington Pennsylvania Municipal Bond Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$1,230,943	$3,084,645	$1,186,646	$3,464,568
Net realized gain (loss) on investments	819,078	1,125,425	1,257,219	1,084,003
Net change in unrealized appreciation (depreciation) of investments	550,288	4,137,027	(156,883)	3,614,827

Change in net assets resulting from operations	2,600,309	8,347,097	2,286,982	8,163,398

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(358,931)	(948,523)	(97,114)	(273,645)
Class I	(878,798)	(2,122,485)	(1,087,480)	(3,261,367)

Change in net assets resulting from distributions to shareholders	(1,237,729)	(3,071,008)	(1,184,594)	(3,535,012)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	131,694	1,396,095	657,884	746,960
Class I	7,996,614	14,491,388	2,085,726	8,778,763
Distributions reinvested
Class A	257,247	782,863	61,001	191,056
Class I	431,569	1,075,560	259,903	740,423
Cost of shares redeemed
Class A	(3,419,000)	(2,935,575)	(366,844)	(394,669)
Class I	(8,607,288)	(13,100,538)	(6,748,577)	(15,281,446)

Change in net assets resulting from share transactions	(3,209,164)	1,709,793	(4,050,907)	(5,218,913)

Change in net assets	(1,846,584)	6,985,882	(2,948,519)	(590,527)
NET ASSETS:
Beginning of period	110,012,271	103,026,389	100,945,280	101,535,807

End of period	$108,165,687	$110,012,271	$97,996,761	$100,945,280

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$17,783	$24,569	$39,141	$37,089

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	12,373	134,466	62,153	72,848
Class I	749,009	1,394,887	197,298	844,582
Distributions reinvested
Class A	24,092	75,819	5,761	18,561
Class I	40,372	104,094	24,542	71,896
Shares redeemed
Class A	(319,856)	(281,345)	(34,585)	(38,305)
Class I	(806,410)	(1,266,350)	(638,586)	(1,486,652)

Net change resulting from share transactions	(300,420)	161,571	(383,417)	(517,070)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	73

	Wilmington Virginia Municipal Bond Fund		Wilmington Prime Money Market Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$158,844	$575,852	$525,453	$465,205
Net realized gain (loss) on investments	224,435	274,828	6,006	5,879
Net change in unrealized appreciation (depreciation) of investments	(92,107)	594,440	—	—

Change in net assets resulting from operations	291,172	1,445,120	531,459	471,084

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(155,754)	(573,992)	—	—
Administrative Class	—	—	(73,125)	(97,456)
Institutional I Class	—	—	—	(96,235)
Institutional Class	—	—	(5,822)	(2,187)
Class S	—	—	—	(511)
Select Class	—	—	(408,300)	(204,449)
Service Class	—	—	(40,696)	(30,012)
Distributions from net realized gain on investments
Class A	—	(61,136)	—	—
Administrative Class	—	—	—	(1,010)
Institutional I Class	—	—	—	(1,762)
Class S	—	—	—	(17)
Select Class	—	—	—	(863)
Service Class	—	—	—	(555)

Change in net assets resulting from distributions to shareholders	(155,754)	(635,128)	(527,943)	(435,057)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	345,600	1,309,355	—	—
Administrative Class	—	—	725,574,108	854,721,908
Institutional I Class	—	—	—	976,613,959
Institutional Class	—	—	112,546,848	42,909,072
Class S	—	—	—	53,086,901
Select Class	—	—	2,335,832,639	2,657,192,587
Service Class	—	—	1,517,323,497	474,230,548
Proceeds from shares issued in connection with Reorganization (Note 8)				2,179,476,547
Distributions reinvested
Class A	82,762	390,348	—	—
Administrative Class	—	—	—	5
Institutional I Class	—	—	—	6,058
Institutional Class	—	—	1,840	497
Class S	—	—	—	17
Select Class	—	—	71,622	59,435
Service Class	—	—	17,884	23,172
Cost of shares redeemed
Class A	(828,314)	(2,938,549)	—	—
Administrative Class	—	—	(749,702,289)	(806,384,915)
Institutional I Class	—	—	—	(1,488,987,356)
Institutional Class	—	—	(115,447,940)	(47,746,474)
Class S	—	—	—	(58,957,563)
Select Class	—	—	(2,284,332,364)	(2,071,526,559)
Service Class	—	—	(1,435,857,983)	(552,021,749)

Change in net assets resulting from share transactions	(399,952)	(1,238,846)	106,027,862	2,212,696,090

Change in net assets	(264,534)	(428,854)	106,031,378	2,212,732,117
NET ASSETS:
Beginning of period	20,374,382	20,803,236	3,711,119,127	1,498,387,010

End of period	$20,109,848	$20,374,382	$3,817,150,505	$3,711,119,127

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,428	$338	$10,611	$13,101

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

74	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Virginia Municipal Bond Fund		Wilmington Prime Money Market Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	30,861	118,674	—	—
Administrative Class	—	—	725,574,108	854,721,908
Institutional I Class	—	—	—	976,450,856
Institutional Class	—	—	112,546,848	42,909,072
Class S	—	—	—	53,081,909
Select Class	—	—	2,335,832,639	2,657,355,690
Service Class	—	—	1,517,323,497	474,235,600
Shares issued in connection with Reorganization (Note 8)	—	—	—	2,179,479,827
Distributions reinvested
Class A	7,353	35,467	—	—
Administrative Class	—	—	—	5
Institutional I Class	—	—	—	6,058
Institutional Class	—	—	1,840	497
Class S	—	—	—	17
Select Class	—	—	71,622	59,435
Service Class	—	—	17,884	23,172
Shares redeemed
Class A	(73,463)	(266,033)	—	—
Administrative Class	—	—	(749,702,289)	(806,384,915)
Institutional I Class	—	—	—	(1,488,987,356)
Institutional Class	—	—	(115,447,940)	(47,746,474)
Class S	—	—	—	(58,957,563)
Select Class	—	—	(2,284,332,364)	(2,071,526,559)
Service Class	—	—	(1,435,857,983)	(552,021,749)

Net change resulting from share transactions	(35,249)	(111,892)	106,027,862	2,212,699,430

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	75

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$189,202	$262,741	$56,124	$128,116
Net realized gain (loss) on investments	—	31,971	—	13,750

Change in net assets resulting from operations	189,202	294,712	56,124	141,866

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(90,614)	(203,073)	(44,712)	(100,268)
Institutional Class	(4,172)	(1,276)	—	—
Select Class	(59,647)	(49,244)	(10,666)	(24,945)
Service Class	(41,681)	(8,510)	(463)	(1,116)
Distributions from net realized gain on investments
Administrative Class	—	(11,203)	—	(15,067)
Select Class	—	(2,131)	—	(3,840)
Service Class	—	(173)	—	(143)

Change in net assets resulting from distributions to shareholders	(196,114)	(275,610)	(55,841)	(145,379)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	1,307,906,664	3,841,287,817	897,277,904	3,301,935,173
Institutional Class	10,626,446	97	—	—
Select Class	1,048,489,733	1,434,890,575	618,471,735	1,322,087,786
Service Class	946,512,326	379,016,399	6,781,020	23,723,341
Proceeds from shares issued in connection with Reorganization (Note 8)	—	1,785,990,941	—	—
Distributions reinvested
Administrative Class	591	5,148	28	5
Institutional Class	167	1	—	—
Select Class	1,125	1,523	2,812	7,776
Service Class	2,346	3,299	—	14
Cost of shares redeemed
Administrative Class	(1,471,692,023)	(3,533,335,430)	(984,987,463)	(3,068,693,891)
Institutional Class	(24,995,880)	(14,039,669)	—	—
Select Class	(1,076,525,290)	(1,525,934,420)	(581,034,262)	(1,349,589,815)
Service Class	(901,034,827)	(279,249,973)	(6,165,895)	(25,441,891)

Change in net assets resulting from share transactions	(160,708,622)	2,088,636,308	(49,654,121)	204,028,498

Change in net assets	(160,715,534)	2,088,655,410	(49,653,838)	204,024,985
NET ASSETS:
Beginning of period	3,972,860,996	1,884,205,586	1,128,446,020	924,421,035

End of period	$3,812,145,462	$3,972,860,996	$1,078,792,182	$1,128,446,020

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(21,730)	$(14,818)	$8,366	$8,083

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	1,307,906,664	3,841,287,817	897,277,904	3,301,935,173
Institutional Class	10,626,446	97	—	—
Select Class	1,048,489,733	1,434,890,575	618,471,735	1,322,087,786
Service Class	946,512,326	379,016,421	6,781,020	23,723,341
Shares issued in connection with Reorganization (Note 8)	—	1,785,986,774	—	—
Distributions reinvested
Administrative Class	591	5,148	28	5
Institutional Class	167	1	—	—
Select Class	1,125	1,523	2,812	7,776
Service Class	2,346	3,299	—	14
Shares redeemed
Administrative Class	(1,471,692,023)	(3,533,335,430)	(984,987,463)	(3,068,693,891)
Institutional Class	(24,995,880)	(14,039,669)	—	—
Select Class	(1,076,525,290)	(1,525,934,420)	(581,034,262)	(1,349,589,815)
Service Class	(901,034,827)	(279,249,973)	(6,165,895)	(25,441,891)

Net change resulting from share transactions	(160,708,622)	2,088,632,163	(49,654,121)	204,028,498

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

76	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Tax-Exempt Money Market Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$27,735	$23,126
Net realized gain (loss) on investments	—	46

Change in net assets resulting from operations	27,735	23,172

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(2,504)	(4,780)
Select Class	(21,957)	(16,128)
Service Class	(3,260)	(1,848)
Distributions from net realized gain on investments
Administrative Class	—	(23)
Select Class	—	(54)
Service Class	—	(4)

Change in net assets resulting from distributions to shareholders	(27,721)	(22,837)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	23,091,535	51,092,331
Select Class	390,204,844	181,390,336
Service Class	74,483,743	44,887,670
Proceeds from shares issued in connection with Reorganization (Note 8)	—	369,618,689
Distributions reinvested
Administrative Class	—	—
Select Class	439	493
Service Class	3,124	2,982
Cost of shares redeemed
Administrative Class	(24,189,481)	(44,650,435)
Select Class	(381,213,620)	(242,756,850)
Service Class	(70,929,708)	(52,046,105)

Change in net assets resulting from share transactions	11,450,876	307,539,111

Change in net assets	11,450,890	307,539,446
NET ASSETS:
Beginning of period	461,442,824	153,903,378

End of period	$472,893,714	$461,442,824

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$4,444	$4,430

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	23,091,535	51,092,331
Select Class	390,204,844	181,390,336
Service Class	74,483,743	44,887,670
Shares issued in connection with Reorganization (Note 8)		369,702,380
Distributions reinvested
Administrative Class	—	—
Select Class	439	493
Service Class	3,124	2,982
Shares redeemed
Administrative Class	(24,189,481)	(44,650,435)
Select Class	(381,213,620)	(242,756,850)
Service Class	(70,929,708)	(52,046,105)

Net change resulting from share transactions	11,450,876	307,622,802

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	77

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.23		$10.16	$ 10.05	$ 9.24	$ 9.77	$ 9.84
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.12		0.32	0.38	0.39	0.45	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.20		0.33	0.26	0.81	(0.54)	(0.08)

Total Income (Loss) From Operations	0.32		0.65	0.64	1.20	(0.09)	0.38

Less Distributions From:
Net Investment Income	(0.13)		(0.33)	(0.38)	(0.39)	(0.44)	(0.45)
Net Realized Gains	—		(0.25)	(0.15)	—	—	—

Total Distributions	(0.13)		(0.58)	(0.53)	(0.39)	(0.44)	(0.45)

Net Asset Value, End of Period	$10.42		$10.23	$10.16	$10.05	$ 9.24	$9.77

Total Return(a)	3.15%		6.54%	6.50%	13.13%	(0.84)%	3.93%
Net Assets, End of Period (000’s)	$7,508		$8,431	$6,602	$6,289	$5,681	$5,572
Ratios to Average Net Assets
Gross Expense	1.13	%(f)	1.25%	1.28%	1.26%	1.32%	1.29%
Net Expenses(b)	0.98	%(f)	1.00%	1.00%	0.84%	0.78%	0.88%
Net Investment Income (Loss)	2.36	%(f)	3.12%	3.76%	4.00%	4.75%	4.66%
Portfolio Turnover Rate	55%		93%	128%	142%	93%	152%

CLASS I(d)	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.07		$10.01	$ 9.90	$ 9.10	$ 9.63	$ 9.71
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.14		0.35	0.41	0.40	0.43	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.19		0.32	0.26	0.80	(0.50)	(0.10)

Total Income (Loss) From Operations	0.33		0.67	0.67	1.20	(0.07)	0.38

Less Distributions From:
Net Investment Income	(0.15)		(0.36)	(0.41)	(0.40)	(0.46)	(0.46)
Net Realized Gains	—		(0.25)	(0.15)	—	—	—

Total Distributions	(0.15)		(0.61)	(0.56)	(0.40)	(0.46)	(0.46)

Net Asset Value, End of Period	$10.25		$10.07	$10.01	$ 9.90	$ 9.10	$ 9.63

Total Return(a)	3.26%		6.90%	6.93%	13.39%	(0.71)%	4.03%
Net Assets, End of Period (000’s)	$295,605		$291,976	$209,386	$205,794	$159,120	$91,416
Ratios to Average Net Assets
Gross Expense	0.88	%(f)	1.00%	1.03%	1.01%	1.06%	1.04%
Net Expenses(b)	0.63	%(f)	0.66%	0.66%	0.64%	0.64%	0.73%
Net Investment Income (Loss)	2.71	%(f)	3.47%	4.12%	4.21%	4.83%	4.80%
Portfolio Turnover Rate	55%		93%	128%	142%	93%	152%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional I Shares.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

78	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	2012(i)		2012	2011	2010		2009		2008
Net Asset Value, Beginning of Period	$10.64		$10.76	$10.63	$ 9.96		$ 9.97		$ 9.81
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.10		0.24	0.34	0.43		0.41		0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.28	0.24	0.68		(0.00	)(d)	0.16

Total Income (Loss) From Operations	0.23		0.52	0.58	1.11		0.41		0.56

Less Distributions From:
Net Investment Income	(0.10)		(0.25)	(0.35)	(0.44)		(0.42)		(0.40)
Net Realized Gains	—		(0.39)	(0.10)	—		—		—

Total Distributions	(0.10)		(0.64)	(0.45)	(0.44)		(0.42)		(0.40)

Net Asset Value, End of Period	$10.77		$10.64	$10.76	$10.63		$ 9.96		$ 9.97

Total Return(a)	2.15%		4.96%	5.51%	11.33%		4.20%		5.85%
Net Assets, End of Period (000’s)	$12,117		$12,961	$6,744	$5,777		$2,619		$1,495
Ratios to Average Net Assets
Gross Expense	1.12	%(f)	1.35%	1.43%	1.41%		1.35%		1.36%
Net Expenses(b)	0.95	%(f)	1.00%	1.01%	0.87%		0.78%		0.85%
Net Investment Income (Loss)	1.78	%(f)	2.22%	3.18%	4.23%		4.22%		4.12%
Portfolio Turnover Rate	25%		253%	485%	164%		191%		279%

CLASS C	2012(i)		2012	2011	2010(e)
Net Asset Value, Beginning of Period	$10.67		$10.78	$10.65	$10.55
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.06		0.16	0.25	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.32	0.25	0.10

Total Income (Loss) From Operations	0.18		0.48	0.50	0.12

Less Distributions From:
Net Investment Income	(0.06)		(0.20)	(0.27)	(0.02)
Net Realized Gains	—		(0.39)	(0.10)	—

Total Distributions	(0.06)		(0.59)	(0.37)	(0.02)

Net Asset Value, End of Period	$10.79		$10.67	$10.78	$10.65

Total Return(a)	1.68%		4.28%	4.79%	1.10%
Net Assets, End of Period (000’s)	$1,075		$1,366	$1,323	$48
Ratios to Average Net Assets
Gross Expense	1.87	%(f)	2.13%	2.19%	2.30	%(f)
Net Expenses(b)	1.68	%(f)	1.72%	1.74%	1.81	%(f)
Net Investment Income (Loss)	1.05	%(f)	1.52%	2.39%	3.30	%(f)
Portfolio Turnover Rate	25%		253%	485%	164	%(g)

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	79

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERMEDIATE-TERM BOND FUND – (continued)

CLASS I(h)	2012(i)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.65		$10.77	$10.64	$ 9.96	$ 9.97	$ 9.81
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.11		0.28	0.38	0.47	0.43	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.14		0.27	0.24	0.67	(0.01)	0.16

Total Income (Loss) From Operations	0.25		0.55	0.62	1.14	0.42	0.58

Less Distributions From:
Net Investment Income	(0.12)		(0.28)	(0.39)	(0.46)	(0.43)	(0.42)
Net Realized Gains	—		(0.39)	(0.10)	—	—	—

Total Distributions	(0.12)		(0.67)	(0.49)	(0.46)	(0.43)	(0.42)

Net Asset Value, End of Period	$10.78		$10.65	$10.77	$10.64	$ 9.96	$ 9.97

Total Return(a)	2.33%		5.33%	5.96%	11.62%	4.35%	6.01%
Net Assets, End of Period (000’s)	$239,676		$253,419	$107,625	$122,553	$126,742	$178,343
Ratios to Average Net Assets
Gross Expense	0.87	%(f)	1.09%	1.17%	1.15%	1.09%	1.11%
Net Expenses(b)	0.60	%(f)	0.64%	0.66%	0.63%	0.63%	0.70%
Net Investment Income (Loss)	2.13	%(f)	2.58%	3.54%	4.49%	4.31%	4.27%
Portfolio Turnover Rate	25%		253%	485%	164%	191%	279%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Reflects investment operations for the period from April 5, 2010 to April 30, 2010.
(f)	Annualized for periods less than one year.
(g)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(h)	Formerly Institutional I Shares.
(i)	Six months ended October 31, 2012 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

80	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT-TERM CORPORATE BOND FUND

CLASS A	2012(h)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$10.28		$10.29	$ 10.21	$ 9.89		$ 9.87	$ 9.83
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.05		0.12	0.16	0.21		0.27	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.03	0.10	0.33		0.08	0.03

Total Income (Loss) From Operations	0.11		0.15	0.26	0.54		0.35	0.43

Less Distributions From:
Net Investment Income	(0.05)		(0.12)	(0.17)	(0.22)		(0.33)	(0.39)
Net Realized Gains	—		(0.04)	(0.01)	—		—	—

Total Distributions	(0.05)		(0.16)	(0.18)	(0.22)		(0.33)	(0.39)

Net Asset Value, End of Period	$10.34		$10.28	$10.29	$10.21		$ 9.89	$ 9.87

Total Return(a)	1.10%		1.48%	2.57%	5.47%		3.59%	4.48%
Net Assets, End of Period (000’s)	$3,045		$8,912	$11,905	$5,461		$453	$63
Ratios to Average Net Assets
Gross Expense	1.17	%(e)	1.37%	1.45%	1.49%		1.48%	1.49%
Net Expenses(b)	0.86	%(e)	0.86%	0.86%	0.92%		0.89%	0.89%
Net Investment Income (Loss)	0.97	%(e)	1.16%	1.57%	2.04%		3.21%	4.01%
Portfolio Turnover Rate	33%		73%	142%	81%		94%	80%

CLASS C	2012(h)		2012	2011	2010(d)
Net Asset Value, Beginning of Period	$10.29		$10.30	$10.21	$10.18
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.01		0.04	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.04	0.11	0.03

Total Income (Loss) From Operations	0.08		0.08	0.19	0.04

Less Distributions From:
Net Investment Income	(0.01)		(0.05)	(0.09)	(0.01)
Net Realized Gains	—		(0.04)	(0.01)	—

Total Distributions	(0.01)		(0.09)	(0.10)	(0.01)

Net Asset Value, End of Period	$10.36		$10.29	$10.30	$10.21

Total Return(a)	0.81%		0.71%	1.89%	0.35%
Net Assets, End of Period (000’s)	$316		$350	$393	$130
Ratios to Average Net Assets
Gross Expense	1.93	%(e)	2.12%	2.20%	2.65	%(e)
Net Expenses(b)	1.61	%(e)	1.61%	1.61%	1.70	%(e)
Net Investment Income (Loss)	0.23	%(e)	0.42%	0.79%	1.57	%(e)
Portfolio Turnover Rate	33%		73%	142%	81	%(f)

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	81

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT-TERM CORPORATE BOND FUND – (continued)

CLASS I(g)	2012(h)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.28		$10.29	$10.21	$ 9.89	$ 9.88	$ 9.83
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.06		0.15	0.18	0.23	0.33	0.41
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.03	0.10	0.32	0.02	0.05

Total Income (Loss) From Operations	0.14		0.18	0.28	0.55	0.35	0.46

Less Distributions From:
Net Investment Income	(0.07)		(0.15)	(0.19)	(0.23)	(0.34)	(0.41)
Net Realized Gains	—		(0.04)	(0.01)	—	—	—

Total Distributions	(0.07)		(0.19)	(0.20)	(0.23)	(0.34)	(0.41)

Net Asset Value, End of Period	$10.35		$10.28	$10.29	$10.21	$ 9.89	$ 9.88

Total Return(a)	1.32%		1.74%	2.83%	5.66%	3.64%	4.74%
Net Assets, End of Period (000’s)	$196,162		$189,176	$176,531	$108,636	$61,655	$54,417
Ratios to Average Net Assets
Gross Expense	0.93	%(e)	1.11%	1.20%	1.22%	1.23%	1.24%
Net Expenses(b)	0.61	%(e)	0.61%	0.61%	0.71%	0.73%	0.74%
Net Investment Income (Loss)	1.22	%(e)	1.42%	1.81%	2.32%	3.42%	4.17%
Portfolio Turnover Rate	33%		73%	142%	81%	94%	80%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 9, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Formerly Institutional I Shares.
(h)	Six months ended October 31, 2012 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

82	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND

CLASS A	2012(j)		2012	2011		2010		2009	2008
Net Asset Value, Beginning of Period	$9.79		$9.87	$9.90		$ 9.90		$ 9.78	$ 9.61
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.06		0.16	0.21	(h)	0.30		0.32	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.00	(i)	(0.02)	0.00	(h)(i)	0.01		0.12	0.17

Total Income (Loss) From Operations	0.06		0.14	0.21		0.31		0.44	0.53

Less Distributions From:
Net Investment Income	(0.08)		(0.22)	(0.24)		(0.31)		(0.32)	(0.36)
Net Realized Gains	—		—	—		—		—	—

Total Distributions	(0.08)		(0.22)	(0.24)		(0.31)		(0.32)	(0.36)

Net Asset Value, End of Period	$9.77		$9.79	$9.87		$ 9.90		$ 9.90	$ 9.78

Total Return(a)	0.60%		1.40%	2.10%		3.15%		4.59%	5.65%
Net Assets, End of Period (000’s)	$21,394		$22,874	$16,848		$10,680		$5,209	$3,005
Ratios to Average Net Assets
Gross Expense	1.16	%(e)	1.27%	1.36%		1.36%		1.25%	1.26%
Net Expenses(b)	0.89	%(e)	0.88%	0.89%		0.86%		0.80%	0.81%
Net Investment Income (Loss)	1.27	%(e)	1.65%	2.09	%(h)	3.04%		3.27%	3.76%
Portfolio Turnover Rate	15%		131%	255%		164%		84%	67%

CLASS C	2012(j)		2012	2011		2010(d)
Net Asset Value, Beginning of Period	$9.81		$9.89	$9.92		$ 9.90
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.03		0.10	0.13	(h)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.04)	0.00	(h)(i)	0.02

Total Income (Loss) From Operations	0.02		0.06	0.13		0.03

Less Distributions From:
Net Investment Income	(0.04)		(0.14)	(0.16)		(0.01)
Net Realized Gains	—		—	—		—

Total Distributions	(0.04)		(0.14)	(0.16)		(0.01)

Net Asset Value, End of Period	$9.79		$9.81	$9.89		$ 9.92

Total Return(a)	0.21%		0.61%	1.29%		0.30%
Net Assets, End of Period (000’s)	$662		$905	$1,231		$210
Ratios to Average Net Assets
Gross Expense	1.91	%(e)	2.03%	2.12%		2.08	%(e)
Net Expenses(b)	1.66	%(e)	1.65%	1.66%		1.72	%(e)
Net Investment Income (Loss)	0.51	%(e)	1.00%	1.28	%(h)	2.32	%(e)
Portfolio Turnover Rate	15%		131%	255%		164	%(f)

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	83

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND – (continued)

CLASS I(g)	2012(j)		2012	2011		2010	2009	2008
Net Asset Value, Beginning of Period	$9.81		$9.89	$9.92		$ 9.92	$ 9.78	$ 9.61
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.08		0.18	0.23	(h)	0.32	0.35	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.02)	0.00	(h)(i)	0.00 (i)	0.13	0.17

Total Income (Loss) From Operations	0.07		0.16	0.23		0.32	0.48	0.55

Less Distributions From:
Net Investment Income	(0.09)		(0.24)	(0.26)		(0.32)	(0.34)	(0.38)
Net Realized Gains	—		—	—		—	—	—

Total Distributions	(0.09)		(0.24)	(0.26)		(0.32)	(0.34)	(0.38)

Net Asset Value, End of Period	$9.79		$9.81	$9.89		$ 9.92	$ 9.92	$ 9.78

Total Return(a)	0.73%		1.66%	2.35%		3.32%	4.96%	5.81%
Net Assets, End of Period (000’s)	$130,108		$151,399	$83,037		$77,725	$69,442	$164,547
Ratios to Average Net Assets
Gross Expense	0.91	%(e)	1.01%	1.11%		1.11%	0.99%	1.01%
Net Expenses(b)	0.64	%(e)	0.63%	0.64%		0.65%	0.65%	0.66%
Net Investment Income (Loss)	1.52	%(e)	1.85%	2.34	%(h)	3.25%	3.45%	3.91%
Portfolio Turnover Rate	15%		131%	255%		164%	84%	67%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Reflects investment operations for the period from April 12, 2010 to April 30, 2010.
(e)	Annualized for periods less than one year.
(f)	Reflects portfolio turnover for the Fund for the year ended April 30, 2010.
(g)	Formerly Institutional I Shares.
(h)	Net investment income per share and net realized and unrealized gain (loss) per share were (decreased)/increased by ($0.03) and $0.03, respectively, to reflect amortization adjustments and paydown losses. A corresponding adjustment was made to decrease the net investment income ratio by 0.27%.
(i)	Represent less than $0.01.
(j)	Six months ended October 31, 2012 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

84	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$13.79		$13.18		$13.22	$12.64	$12.79	$12.75	$12.66
Income (Loss) From Operations:
Net Investment Income (Loss)	0.13		0.29		0.42	0.46	0.47	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.78		0.04	0.61	(0.10)	0.04	0.09

Total Income (Loss) From Operations	0.35		1.07		0.46	1.07	0.37	0.49	0.49

Less Distributions From:
Net Investment Income	(0.13)		(0.29)		(0.42)	(0.46)	(0.47)	(0.45)	(0.40)
Net Realized Gains	—		(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total Distributions	(0.13)		(0.46)		(0.50)	(0.49)	(0.52)	(0.45)	(0.40)

Net Asset Value, End of Period	$14.01		$13.79		$13.18	$13.22	$12.64	$12.79	$12.75

Total Return(a)	2.53%		8.18%		3.56%	8.57%	3.04%	3.86%	3.92%
Net Assets, End of Period (000’s)	$1,260		$708		$758	$579	$164	$11	$10
Ratios to Average Net Assets
Gross Expense	1.18	%(c)	0.92	%(c)	0.86%	0.85%	0.87%	0.86%	0.90%
Net Expenses(b)	0.86	%(c)	0.87	%(c)	0.86%	0.85%	0.87%	0.86%	0.90%
Net Investment Income (Loss)	1.83	%(c)	2.56	%(c)	3.20%	3.55%	3.50%	3.48%	3.15%
Portfolio Turnover Rate	18%		52%		30%	44%	19%	37%	56%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$13.79		$13.19		$13.22	$12.64	$12.79	$12.75	$12.66
Income (Loss) From Operations:
Net Investment Income (Loss)	0.14		0.32		0.45	0.49	0.50	0.48	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.22		0.77		0.05	0.61	(0.10)	0.04	0.09

Total Income (Loss) From Operations	0.36		1.09		0.50	1.10	0.40	0.52	0.52

Less Distributions From:
Net Investment Income	(0.14)		(0.32)		(0.45)	(0.49)	(0.50)	(0.48)	(0.43)
Net Realized Gains	—		(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total Distributions	(0.14)		(0.49)		(0.53)	(0.52)	(0.55)	(0.48)	(0.43)

Net Asset Value, End of Period	$14.01		$13.79		$13.19	$13.22	$12.64	$12.79	$12.75

Total Return(a)	2.65%		8.33%		3.90%	8.84%	3.27%	4.09%	4.15%
Net Assets, End of Period (000’s)	$153,725		$146,009		$141,519	$166,253	$135,073	$134,272	$113,118
Ratios to Average Net Assets
Gross Expense	0.92	%(c)	0.68	%(c)	0.61%	0.60%	0.62%	0.61%	0.65%
Net Expenses(b)	0.61	%(c)	0.62	%(c)	0.61%	0.60%	0.62%	0.61%	0.65%
Net Investment Income (Loss)	2.08	%(c)	2.80	%(c)	3.44%	3.79%	3.99%	3.70%	3.37%
Portfolio Turnover Rate	18%		52%		30%	44%	19%	37%	56%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Annualized for periods less than one year.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements.

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	85

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MARYLAND MUNICIPAL BOND FUND

CLASS A	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$ 10.17		$ 9.77	$ 9.98	$ 9.50	$ 9.82	$10.10
Income (Loss) From Operations:
Net Investment Income (Loss)	0.09		0.34 (c)	0.36 (c)	0.38 (c)	0.40 (c)	0.39 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.40	(0.21)	0.49	(0.30)	(0.26)

Total Income (Loss) From Operations	0.22		0.74	0.15	0.87	0.10	0.13

Less Distributions From:
Net Investment Income	(0.09)		(0.34)	(0.36)	(0.39)	(0.40)	(0.39)
Net Realized Gains	—		—	—	—	(0.02)	(0.02)

Total Distributions	(0.09)		(0.34)	(0.36)	(0.39)	(0.42)	(0.41)

Net Asset Value, End of Period	$10.30		$10.17	$9.77	$ 9.98	$ 9.50	$ 9.82

Total Return(a)	2.15%		7.71%	1.54%	9.24%	1.10%	1.30%
Net Assets, End of Period (000’s)	$35,670		$36,079	$34,550	$42,303	$38,627	$41,846
Ratios to Average Net Assets
Gross Expense	1.18	%(f)	1.36%	1.38%	1.38%	1.38%	1.39%
Net Expenses(b)	0.95	%(f)	0.94%	0.94%	0.82%	0.79%	0.81%
Net Investment Income (Loss)	1.70	%(f)	3.41%	3.62%	3.90%	4.21%	3.95%
Portfolio Turnover Rate	26%		34%	6%	8%	6%	3%

CLASS I(d)	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$ 10.18		$ 9.79	$ 9.99	$ 9.51	$ 9.83	$10.11
Income (Loss) From Operations:
Net Investment Income (Loss)	0.10		0.37 (c)	0.39 (c)	0.40 (c)	0.41 (c)	0.40 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.14		0.39	(0.20)	0.48	(0.30)	(0.26)

Total Income (Loss) From Operations	0.24		0.76	0.19	0.88	0.11	0.14

Less Distributions From:
Net Investment Income	(0.10)		(0.37)	(0.39)	(0.40)	(0.41)	(0.40)
Net Realized Gains	—		—	—	—	(0.02)	(0.02)

Total Distributions	(0.10)		(0.37)	(0.39)	(0.40)	(0.43)	(0.42)

Net Asset Value, End of Period	$10.32		$10.18	$9.79	$ 9.99	$ 9.51	$ 9.83

Total Return(a)	2.39%		7.89%	1.90%	9.33%	1.20%	1.40%
Net Assets, End of Period (000’s)	$76,556		$75,423	$78,912	$85,039	$79,494	$86,933
Ratios to Average Net Assets
Gross Expense	0.93	%(f)	1.11%	1.13%	1.13%	1.13%	1.14%
Net Expenses(b)	0.67	%(f)	0.66%	0.67%	0.70%	0.70%	0.72%
Net Investment Income (Loss)	1.98	%(f)	3.69%	3.90%	4.02%	4.30%	4.05%
Portfolio Turnover Rate	26%		34%	6%	8%	6%	3%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional I Shares.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

86	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$ 10.59		$ 10.08	$ 10.25	$ 9.89	$10.25	$10.51
Income (Loss) From Operations:
Net Investment Income (Loss)	0.11		0.28 (c)	0.35 (c)	0.35 (c)	0.38 (c)	0.39 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.14		0.51	(0.16)	0.36	(0.34)	(0.27)

Total Income (Loss) From Operations	0.25		0.79	0.19	0.71	0.04	0.12

Less Distributions From:
Net Investment Income	(0.11)		(0.28)	(0.36)	(0.35)	(0.40)	(0.38)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.11)		(0.28)	(0.36)	(0.35)	(0.40)	(0.38)

Net Asset Value, End of Period	$10.73		$10.59	$10.08	$10.25	$ 9.89	$10.25

Total Return(a)	2.39%		7.99%	1.83%	7.28%	0.44%	1.21%
Net Assets, End of Period (000’s)	$32,498		$35,099	$34,107	$40,748	$33,904	$60,836
Ratios to Average Net Assets
Gross Expense	1.17	%(f)	1.36%	1.40%	1.40%	1.40%	1.39%
Net Expenses(b)	0.84	%(f)	0.84%	0.84%	0.80%	0.75%	0.79%
Net Investment Income (Loss)	2.07	%(f)	2.73%	3.47%	3.42%	3.96%	3.70%
Portfolio Turnover Rate	21%		87%	67%	64%	102%	119%

CLASS I(d)	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$ 10.60		$ 10.08	$ 10.26	$ 9.89	$10.25	$10.51
Income (Loss) From Operations:
Net Investment Income (Loss)	0.13		0.31 (c)	0.38 (c)	0.36 (c)	0.41 (c)	0.40 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.52	(0.18)	0.37	(0.36)	(0.27)

Total Income (Loss) From Operations	0.26		0.83	0.20	0.73	0.05	0.13

Less Distributions From:
Net Investment Income	(0.13)		(0.31)	(0.38)	(0.36)	(0.41)	(0.39)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.31)	(0.38)	(0.36)	(0.41)	(0.39)

Net Asset Value, End of Period	$10.73		$10.60	$10.08	$10.26	$ 9.89	$10.25

Total Return(a)	2.42%		8.33%	1.97%	7.54%	0.54%	1.31%
Net Assets, End of Period (000’s)	$75,668		$74,913	$68,919	$67,239	$57,173	$42,737
Ratios to Average Net Assets
Gross Expense	0.92	%(f)	1.11%	1.15%	1.15%	1.15%	1.16%
Net Expenses(b)	0.59	%(f)	0.59%	0.59%	0.64%	0.65%	0.66%
Net Investment Income (Loss)	2.31	%(f)	2.99%	3.71%	3.58%	4.11%	3.83%
Portfolio Turnover Rate	21%		87%	67%	64%	102%	119%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional I Shares.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	87

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.50		$10.02	$ 10.13	$ 9.87	$10.02	$10.09
Income (Loss) From Operations:
Net Investment Income (Loss)	0.11		0.34 (c)	0.33 (c)	0.37 (c)	0.37 (c)	0.35 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.48	(0.11)	0.26	(0.14)	(0.07)

Total Income (Loss) From Operations	0.23		0.82	0.22	0.63	0.23	0.28

Less Distributions From:
Net Investment Income	(0.11)		(0.34)	(0.33)	(0.37)	(0.37)	(0.35)
Net Realized Gains	—		—	—	—	(0.01)	—

Total Distributions	(0.11)		(0.34)	(0.33)	(0.37)	(0.38)	(0.35)

Net Asset Value, End of Period	$10.62		$10.50	$10.02	$10.13	$ 9.87	$10.02

Total Return(a)	2.24%		8.37%	2.33%	6.51%	2.39%	2.87%
Net Assets, End of Period (000’s)	$9,128		$8,678	$7,750	$6,727	$4,731	$5,344
Ratios to Average Net Assets
Gross Expense	1.17	%(f)	1.35%	1.40%	1.38%	1.37%	1.38%
Net Expenses(b)	0.92	%(f)	0.94%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss)	2.15	%(f)	3.23%	3.30%	3.69%	3.77%	3.54%
Portfolio Turnover Rate	15%		37%	19%	8%	21%	14%

CLASS I(d)	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.51		$10.03	$ 10.13	$ 9.87	$10.02	$10.09
Income (Loss) From Operations:
Net Investment Income (Loss)	0.13		0.35 (c)	0.36 (c)	0.38 (c)	0.38 (c)	0.37 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.11		0.50	(0.10)	0.26	(0.14)	(0.08)

Total Income (Loss) From Operations	0.24		0.85	0.26	0.64	0.24	0.29

Less Distributions From:
Net Investment Income	(0.13)		(0.37)	(0.36)	(0.38)	(0.38)	(0.36)
Net Realized Gains	—		—	—	—	(0.01)	—

Total Distributions	(0.13)		(0.37)	(0.36)	(0.38)	(0.39)	(0.36)

Net Asset Value, End of Period	$10.62		$10.51	$10.03	$10.13	$ 9.87	$10.02

Total Return(a)	2.27%		8.57%	2.57%	6.62%	2.49%	2.97%
Net Assets, End of Period (000’s)	$88,869		$92,268	$93,786	$98,299	$106,029	$117,723
Ratios to Average Net Assets
Gross Expense	0.92	%(f)	1.10%	1.15%	1.13%	1.12%	1.13%
Net Expenses(b)	0.67	%(f)	0.69%	0.70%	0.83%	0.85%	0.85%
Net Investment Income (Loss)	2.40	%(f)	3.48%	3.54%	3.82%	3.87%	3.64%
Portfolio Turnover Rate	15%		37%	19%	8%	21%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional I Shares.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

88	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON VIRGINIA MUNICIPAL BOND FUND

CLASS A	2012(e)		2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$11.21		$10.78	$10.86	$10.67	$10.67		$10.90
Income (Loss) From Operations:
Net Investment Income (Loss)	0.09		0.31 (c)	0.35 (c)	0.37 (c)	0.38	(c)	0.40 (c)
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.45	(0.08)	0.19	0.00	(d)	(0.14)

Total Income (Loss) From Operations	0.16		0.76	0.27	0.56	0.38		0.26

Less Distributions From:
Net Investment Income	(0.09)		(0.30)	(0.35)	(0.37)	(0.38)		(0.39)
Net Realized Gains	—		(0.03)	—	—	(0.00	)(d)	(0.10)

Total Distributions	(0.09)		(0.33)	(0.35)	(0.37)	(0.38)		(0.49)

Net Asset Value, End of Period	$11.28		$11.21	$10.78	$10.86	$10.67		$10.67

Total Return(a)	1.39%		7.22%	2.48%	5.28%	3.73%		2.47%
Net Assets, End of Period (000’s)	$20,110		$20,374	$20,803	$21,238	$20,085		$16,570
Ratios to Average Net Assets
Gross Expense	1.58	%(f)	1.73%	1.79%	1.81%	1.88%		1.77%
Net Expenses(b)	0.96	%(f)	0.96%	0.94%	0.82%	0.84%		0.88%
Net Investment Income (Loss)	1.53	%(f)	2.78%	3.21%	3.40%	3.62%		3.67%
Portfolio Turnover Rate	26%		39%	11%	19%	7%		3%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	89

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND

ADMINISTRATIVE CLASS(d)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.012	0.042
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(c)	0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.012	0.042

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.042)
Return of Capital	—		—		—		(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.012)	(0.042)

Net Asset Value, End of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.02%		0.03%		0.04%		0.04%		1.25%	4.29%
Net Assets, End of Period (000’s)	$440,593		$464,721		$416,387		$425,103		$447,219	$1,104,416
Ratios to Average Net Assets
Gross Expense	0.97	%(h)	0.80%		0.75%		0.77%		0.74%	0.74%
Net Expenses(b)	0.17	%(h)	0.16%		0.25%		0.26%		0.53%	0.52%
Net Investment Income (Loss)	0.03	%(h)	0.02%		0.04%		0.04%		1.55%	3.93%

INSTITUTIONAL CLASS	2012(i)		2012(e)
Net Asset Value, Beginning of Period	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(c)	0.000	(c)

Total Income (Loss) From Operations	0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)
Return of Capital	—		—

Total Distributions	(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000

Total Return(a)	0.02%		0.01%
Net Assets, End of Period (000’s)	$39,173		$42,072
Ratios to Average Net Assets
Gross Expense	0.47	%(h)	0.46	%(h)
Net Expenses(b)	0.17	%(h)	0.16	%(h)
Net Investment Income (Loss)	0.03	%(h)	0.04	%(h)

SELECT CLASS(f)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.041
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(c)	0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.011	0.041

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.041)
Return of Capital	—		—		—		(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.011)	(0.041)

Net Asset Value, End of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.02%		0.02%		0.01%		0.02%		1.13%	4.14%
Net Assets, End of Period (000’s)	$2,476,357		$2,424,783		$345,931		$459,497		$630,429	$837,674
Ratios to Average Net Assets
Gross Expense	0.72	%(h)	0.73%		0.75%		0.77%		0.76%	0.75%
Net Expenses(b)	0.17	%(h)	0.16%		0.28%		0.29%		0.67%	0.67%
Net Investment Income (Loss)	0.03	%(h)	0.03%		0.01%		0.02%		1.20%	3.97%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

90	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND – (continued)

SERVICE CLASS(g)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.043
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(c)	0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.013	0.043

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)
Return of Capital	—		—		—		(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.013)	(0.043)

Net Asset Value, End of Period	$1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.03%		1.30%	4.35%
Net Assets, End of Period (000’s)	$861,028		$779,543		$217,836		$244,661		$320,238	$459,544
Ratios to Average Net Assets
Gross Expense	0.97	%(h)	0.98%		1.00%		1.02%		1.00%	0.99%
Net Expenses(b)	0.20	%(h)	0.18%		0.28%		0.28%		0.49%	0.47%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.03%		1.42%	3.98%

(a)	Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional II Shares.
(e)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.
(f)	Formerly Class A Shares.
(g)	Formerly Class A2 Shares.
(h)	Annualized for periods less the one year.
(i)	Six months ended October 31, 2012 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	91

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS(d)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.012	0.040
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.012	0.040

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.012)	(0.040)
Return of Capital	—		—		(0.000	)(c)	(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.012)	(0.040)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		1.23%	4.09%
Net Assets, End of Period (000’s)	$1,637,327		$1,801,115		$1,493,139		$1,582,317		$1,642,160	$1,417,435
Ratios to Average Net Assets
Gross Expense	0.96	%(h)	0.79%		0.73%		0.74%		0.73%	0.73%
Net Expenses(b)	0.15	%(h)	0.12%		0.25%		0.29%		0.58%	0.55%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.02%		1.17%	3.88%

INSTITUTIONAL CLASS	2012(i)		2012(e)
Net Asset Value, Beginning of Period	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)

Total Income (Loss) From Operations	0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)
Return of Capital	—		—

Total Distributions	(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000

Total Return(a)	0.01%		0.00%
Net Assets, End of Period (000’s)	$70,953		$85,322
Ratios to Average Net Assets
Gross Expense	0.46	%(h)	0.46	%(h)
Net Expenses(b)	0.15	%(h)	0.13	%(h)
Net Investment Income (Loss)	0.01	%(h)	0.01	%(h)

SELECT CLASS(f)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.041
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.013	0.041

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.041)
Return of Capital	—		—		(0.000	)(c)	(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.013)	(0.041)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		1.34%	4.20%
Net Assets, End of Period (000’s)	$1,185,109		$1,213,146		$355,506		$496,004		$1,394,758	$2,196,947
Ratios to Average Net Assets
Gross Expense	0.71	%(h)	0.72%		0.74%		0.75%		0.73%	0.73%
Net Expenses(b)	0.15	%(h)	0.12%		0.26%		0.32%		0.48%	0.45%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.02%		1.38%	3.97%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

92	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND – (continued)

SERVICE CLASS(g)	2012(i)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.038
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.011	0.038

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.038)
Return of Capital	—		—		(0.000	)(c)	(0.000	)(c)	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.011)	(0.038)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		1.14%	3.97%
Net Assets, End of Period (000’s)	$918,756		$873,278		$35,561		$35,502		$42,427	$26,789
Ratios to Average Net Assets
Gross Expense	0.96	%(h)	0.97%		0.98%		1.00%		0.99%	0.99%
Net Expenses(b)	0.15	%(h)	0.13%		0.25%		0.30%		0.73%	0.70%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.02%		0.97%	3.77%

(a)	Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional II Shares.
(e)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.
(f)	Formerly Institutional I Shares.
(g)	Formerly Class A Shares.
(h)	Annualized for periods less the one year.
(i)	Six months ended October 31, 2012 (unaudited).

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	93

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS(d)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.006	0.035
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.006	0.035

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.006)	(0.035)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		0.58%	3.51%
Net Assets, End of Period (000’s)	$821,597		$909,306		$676,070		$654,530		$752,284	$447,430
Ratios to Average Net Assets
Gross Expense	0.97	%(h)	0.80%		0.74%		0.73%		0.74%	0.75%
Net Expenses(b)	0.14	%(h)	0.06%		0.16%		0.22%		0.54%	0.64%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.03%		0.39%	3.22%

SELECT CLASS(e)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.005	0.033
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.005	0.033

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.005)	(0.033)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		0.54%	3.40%
Net Assets, End of Period (000’s)	$247,671		$210,231		$71,929		$141,648		$133,754	$103,488
Ratios to Average Net Assets
Gross Expense	0.73	%(h)	0.73%		0.74%		0.74%		0.74%	0.76%
Net Expenses(b)	0.14	%(h)	0.06%		0.17%		0.20%		0.60%	0.74%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.02%		0.48%	3.32%

SERVICE CLASS(f)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.004	0.031
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.004	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.004)	(0.031)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.02%		0.43%	3.14%
Net Assets, End of Period (000’s)	$9,524		$8,909		$10,627		$10,755		$10,271	$21,153
Ratios to Average Net Assets
Gross Expense	0.97	%(h)	0.99%		0.99%		0.98%		0.99%	1.01%
Net Expenses(b)	0.14	%(h)	0.06%		0.16%		0.20%		0.74%	0.99%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.02%		0.45%	3.27%

(a)	Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional II Shares.
(e)	Formerly Class A Shares.
(f)	Formerly Class S Shares.
(g)	Six months ended October 31, 2012 (unaudited).
(h)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

94	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

ADMINISTRATIVE CLASS(d)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.001		0.012	0.026
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	0.001

Total Income (Loss) From Operations	0.000		0.000		0.000		0.001		0.012	0.027

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.012)	(0.027)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		0.06%		1.25%	2.74%
Net Assets, End of Period (000’s)	$40,415		$41,513		$33,322		$36,870		$49,143	$39,081
Ratios to Average Net Assets
Gross Expense	0.99	%(h)	0.87%		0.83%		0.78%		0.78%	0.82%
Net Expenses(b)	0.17	%(h)	0.23%		0.39%		0.45%		0.56%	0.54%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.03%		0.06%		1.21%	2.64%

SELECT CLASS(e)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.001		0.014	0.028
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	0.001

Total Income (Loss) From Operations	0.000		0.000		0.000		0.001		0.014	0.029

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.014)	(0.029)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		0.09%		1.40%	2.88%
Net Assets, End of Period (000’s)	$371,543		$362,551		$108,802		$83,916		$180,584	$70,133
Ratios to Average Net Assets
Gross Expense	0.74	%(h)	0.77%		0.83%		0.78%		0.78%	0.90%
Net Expenses(b)	0.17	%(h)	0.23%		0.39%		0.41%		0.42%	0.39%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.03%		0.10%		1.14%	2.75%

SERVICE CLASS(f)	2012(g)		2012		2011		2010		2009	2008
Net Asset Value, Beginning of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income (Loss)	0.000	(c)	0.000	(c)	0.000	(c)	0.000	(c)	0.010	0.024
Net Realized and Unrealized Gain (Loss) on Investments	—		0.000	(c)	—		—		—	0.001

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.010	0.025

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)

Net Asset Value, End of Period	$1.000		$1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.01%		0.03%		1.00%	2.49%
Net Assets, End of Period (000’s)	$60,936		$57,379		$11,779		$18,949		$21,338	$22,194
Ratios to Average Net Assets
Gross Expense	0.99	%(h)	1.02%		1.08%		1.04%		1.03%	1.08%
Net Expenses(b)	0.17	%(h)	0.23%		0.41%		0.47%		0.80%	0.79%
Net Investment Income (Loss)	0.01	%(h)	0.01%		0.01%		0.04%		0.99%	2.44%

(a)	Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Formerly Institutional II Shares.
(e)	Formerly Institutional I Shares.
(f)	Formerly Class A Shares.
(g)	Six months ended October 31, 2012 (unaudited).
(h)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	95

Wilmington Funds

October 31, 2012 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”), formerly known as MTB Group of Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 25 portfolios, 13 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 12 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund” formerly MTB Income Fund)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”) formerly MTB Intermediate-Term Bond Fund(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”) formerly MTB Short-Term Corporate Bond Fund(d)	The Fund seeks to provide current income.

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”) formerly MTB Short Duration Government Bond Fund(d)	The Fund seeks to provide current income and secondarily, preservation of capital.

Wilmington Municipal Bond Fund* (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”) formerly MTB Maryland Municipal Bond Fund(n)	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”) formerly MTB New York Municipal Bond Fund(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

Wilmington Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”) formerly MTB Pennsylvania Municipal Bond Fund(n)	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.

Wilmington Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”) formerly MTB Virginia Municipal Bond Fund(n)	The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.

Wilmington Prime Money Market Fund (“Prime Money Market Fund”) formerly MTB Money Market Fund(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) formerly MTB US Government Money Market Fund(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”) formerly MTB U.S. Treasury Money Market Fund(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”) formerly MTB Tax-Free Money Market Fund(d)	The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

(d)	Diversified

(n)	Non-diversified

*	Effective March 9, 2012, the Wilmington Municipal Bond Fund (the “WT Municipal Bond Fund”), a series of WT Mutual Fund, was reorganized into the Trust. For financial reporting purposes, the WT Municipal Bond Fund’s financial and performance history prior to the reorganization has been carried forward and is reflected in the Fund’s financial statements and financial highlights. See Note 8 for additional information regarding the reorganization.

The Trust offers 7 classes of shares: Class A, Class C, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

Effective January 23, 2012, shares of the MTB Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money

Market Fund, MTB U.S. Government Money Market Fund, and MTB Treasury Money Market Fund were converted into new share classes. Class A Shares were converted to Service Class, Class I Shares were converted to Select Class and Class I2 Shares were converted to Administrative Class. In addition, for the MTB Money Market Fund, Class A2 Shares and Class S Shares were combined and converted to Service Class and Class I Shares and Class A Shares were combined and converted to Select Class. Class A

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

96	NOTES TO FINANCIAL STATEMENTS

Shares, Class C Shares, and Institutional I Shares were renamed Class A, Class C and Class I, respectively for all other series in the Trust.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedure noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Inflation/deflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds, except Virginia Municipal Bond Fund, offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distribution rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	97

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Short Duration Government Bond Fund, Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2012.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of October 31, 2012, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Broad Market Bond Fund	$14,123,530	$14,452,501
Intermediate-Term Bond Fund	24,478,497	25,089,186
Short-Term Corporate Bond Fund	705,626	720,999

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

98	NOTES TO FINANCIAL STATEMENTS
3.	FEDERAL TAX INFORMATION

As of April 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years or periods ended 2011, 2010 and 2009, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years or periods as reported on the Statements of Changes in Net Assets were as follows:

	2012			2011
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income		Long-Term Capital Gains	Return of Capital
Broad Market Bond Fund	$10,360,344		$3,395,176	$8,854,834		$2,576,783	$—
Intermediate-Term Bond Fund	5,573,369		1,895,361	5,074,358		579,284	—
Short-Term Corporate Bond	3,118,418		341,243	2,552,493		223,603	—
Short Duration Government Bond	2,933,381		—	2,649,131		—	—
Municipal Bond Fund	3,352,554	**	1,743,974	5,577,824	***	888,158	—
Maryland Municipal Bond Fund	4,081,923	**	—	4,681,409	***	—	—
New York Municipal Bond Fund	3,071,008	**	—	3,892,166	***	—	—
Pennsylvania Municipal Bond Fund	3,535,012	**	—	3,682,561	***	—	—
Virginia Municipal Bond Fund	573,992	**	61,136	681,181	***	—	—
Prime Money Market Fund	435,057		—	457,385		—	—
U.S. Government Money Market Fund	275,610		—	225,133		—	15,042
U.S. Treasury Money Market Fund	145,379		—	106,909		—	—
Tax-Exempt Money Market Fund	22,837	**	—	36,690	***	—	—

For the year ended June 30, 2010, the tax character of distributions paid for the Municipal Bond Fund was ordinary income in the amount of $151,095, tax exempt income in the amount of $5,318,027 and long term capital gains in the amount of $203,319.

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,344,842, $4,047,836, $3,054,578, $3,502,557, $573,992 and $22,756, respectively.

***	Included in this amount is tax exempt income of $5,155,523, $4,672,384, $3,887,386, $3,594,614, $681,181 and $36,662, respectively.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ Over Distributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Broad Market Bond Fund	$678,943	$1,380,984	$15,590,175	$—
Intermediate-Term Bond Fund	706,442	667,310	12,207,795	—
Short-Term Corporate Bond	23,865	60,452	2,081,681	—
Short Duration Government Bond	(51,557)	600,449	4,536,795	(2,558,445)
Municipal Bond Fund	677,567	1,497,084	7,389,008	—
Maryland Municipal Bond Fund	94,651	—	4,849,442	(573,834)
New York Municipal Bond Fund	24,569	—	6,192,267	(3,351,209)
Pennsylvania Municipal Bond Fund	37,089	314,710	6,094,130	—
Virginia Municipal Bond Fund	22,553	227,545	1,196,215	—
Prime Money Market Fund	14,773	—	—	—
U.S. Government Money Market Fund	3,646	—	—	—
U.S. Treasury Money Market Fund	8,083	—	—	—
Tax-Exempt Money Market Fund	4,430	—	—	(72,058)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	99

At April 30, 2012, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through								Short-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2012	2013	2014	2015	2016	2017	2018	2019
Short Duration Government Bond	$—	$385,099	$1,434,935	$129,435	$—	$—	$—	$108,426	$500,550	$2,558,445
Maryland Municipal Bond Fund	—	—	—	—	—	—	98,224	—	114,515	212,739
New York Municipal Bond Fund	—	—	—	—	—	348,865	3,002,344	—	—	3,351,209
Tax-Exempt Money Market Fund	—	—	—	—	6,657	63,251	2,115	—	—	72,023

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2012:

Fund	Capital Loss Carryforwards Used
Short Duration Government Bond	$97,215
New York Municipal Bond Fund	565,449
Pennsylvania Municipal Bond Fund	760,034

The Short Duration Government Bond Fund expired capital loss carryforwards in the amount of $640,541.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2012 are as follows:

Fund	Ordinary	Short-Term	Long-Term
Maryland Municipal Bond Fund	$—	$—	$361,095
Tax-Exempt Money Market Fund	—	35	—
Pennsylvania Municipal Bond Fund	153	—	—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) (formerly Rodney Square Management Corporation) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) (formerly MTB Investment Advisors, Inc.) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Advisory Fee Annual Rate
Broad Market Bond Fund	0.50%
Intermediate-Term Bond Fund	0.50%
Short-Term Corporate Bond Fund	0.50%
Short Duration Government Bond Fund	0.50%
Municipal Bond Fund	0.50%
Maryland Municipal Bond Fund	0.50%
New York Municipal Bond Fund	0.50%
Pennsylvania Municipal Bond Fund	0.50%
Virginia Municipal Bond Fund	0.50%
Prime Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%
Tax-Exempt Money Market Fund	0.40%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2013, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
	Class A	Class C	Class I
Broad Market Bond Fund	1.00%	N/A	0.65%
Intermediate-Term Bond Fund	0.95%	1.68%	0.60%
Short-Term Corporate Bond Fund	0.86%	1.61%	0.61%
Short Duration Government Bond Fund	0.89%	1.66%	0.64%
Municipal Bond Fund	0.86%	N/A	0.61%
Maryland Municipal Bond Fund	0.95%	N/A	0.67%
New York Municipal Bond Fund	0.84%	N/A	0.59%
Pennsylvania Municipal Bond Fund	0.95%	N/A	0.70%
Virginia Municipal Bond Fund	0.96%	N/A	N/A

WFMC has voluntarily agreed to reduce its advisory fee and/or reimburse each of the Money Market Fund’s operating expenses, or certain “class-specific fees and expenses” to prevent the Fund’s (or class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time.

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

100	NOTES TO FINANCIAL STATEMENTS

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration, accounting, transfer agency, and custody services. WTIA in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WTIA	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WTIA may voluntarily choose to waive any portion of its fee. WTIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2012, WTIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A, Administrative Class and Service Class shares, and up to 1.00% of the average daily net assets of the Funds’ Class C shares for the sale, distribution, administration, customer servicing and recordkeeping of these shares.

The Funds may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2012, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$7,307
Intermediate-Term Bond Fund	10,022
Short-Term Corporate Bond Fund	2,883
Short Duration Government Bond Fund	21,372
Municipal Bond Fund	301
Maryland Municipal Bond Fund	40,191
New York Municipal Bond Fund	40,494
Pennsylvania Municipal Bond Fund	11,246
Virginia Municipal Bond Fund	23,345

Sales Charges – The Class A shares of all the Funds bear front-end sales charges and Class C shares may be subject to a contingent deferred sales charge (“CDSC”).

For the six months ended October 31, 2012, M&T received the amounts listed below from sales charges on the sale of Class A shares and from the CDSC charges upon redemptions of Class C shares.

Fund	Sales Charges from Class A	CDSC Charges from Class C
Broad Market Bond Fund	$2,528	$—
Intermediate-Term Bond Fund	7,614	9
Short-Term Corporate Bond Fund	4	—
Short Duration Government Bond Fund	219	—
Municipal Bond Fund	1,235	—
Maryland Municipal Bond Fund	3,972	—
New York Municipal Bond Fund	3,382	—
Pennsylvania Municipal Bond Fund	16,081	—

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A, Class C, Class I, Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2012, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$2,315
Intermediate-Term Bond Fund	2,900
Short Duration Government Bond Fund	24
Maryland Municipal Bond Fund	4,703
Prime Money Market Fund	68,839
Tax-Exempt Money Market Fund	111

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	101
5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2012 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$146,723,458	$152,964,130
Intermediate-Term Bond Fund	50,798,241	53,753,712
Short-Term Corporate Bond Fund	57,172,039	53,411,344
Short Duration Government Bond Fund	15,715,083	53,835,648
Municipal Bond Fund	38,482,720	26,796,762
Maryland Municipal Bond Fund	30,717,772	28,336,270
New York Municipal Bond Fund	22,490,340	24,597,380
Pennsylvania Municipal Bond Fund	14,810,157	20,097,450
Virginia Municipal Bond Fund	5,245,350	6,070,151

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2012 as follows:

Fund	U.S. Government Securities
	Purchases	Sales
Broad Market Bond Fund	$18,701,070	$12,745,565
Intermediate-Term Bond Fund	11,638,186	8,841,056
Short-Term Corporate Bond Fund	6,577,210	11,386,769
Short Duration Government Bond Fund	8,995,273	1,462,461

6.	CONCENTRATION OF RISK

Since Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2012, 32.2% for Municipal Bond Fund, 17.8% for Maryland Municipal Bond Fund, 47.8% for New York Municipal Bond Fund, 29.8% for Pennsylvania Municipal Bond Fund and 38.5% for Virginia Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.3% for Municipal Bond Fund, 7.5% for Maryland Municipal Bond Fund, 23.5% for New York Municipal Bond Fund, 13.5% for Pennsylvania Municipal Bond Fund and 26.8% for Virginia Municipal Bond Fund.

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the

Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is February 8, 2012 however this was extended to March 11, 2013. The Funds did not utilize the LOC for the six months ended October 31, 2012.

8.	REORGANIZATION

On February 21, 2012, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) to transfer all of the assets of Wilmington Prime Money Market Fund, Wilmington Broad Market Bond Fund, Wilmington U.S. Government Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington Short/Intermediate-Term Bond Fund, and Wilmington Municipal Bond Fund, each a series of WT Mutual Fund, and the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund, each a series of the Trust (the “Acquired Funds”) in exchange for shares of the series of the Trust shown below (the “Acquiring Funds”).

The Reorganization is believed to be in the best interest of shareholders as combining the series of WT Funds and the Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. Additionally, the Reorganization is believed to present the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. The shareholders of the Acquired Funds approved the Reorganization at a meeting on February 21, 2012 and the Reorganization took place on March 9, 2012. The Reorganization was treated as tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Acquiring Fund reflected the historical basis of the assets of each respective Acquired Fund as of the date of the Reorganization. WFMC and its affiliates bore the expenses related to the Reorganization, except for brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

102	NOTES TO FINANCIAL STATEMENTS

New Name after the Reorganizations	Acquiring Funds	Acquired Funds

Wilmington Broad Market Bond Fund	MTB Income Fund	Wilmington Broad Market Bond Fund

Wilmington Intermediate-Term Bond	MTB Intermediate-Term Bond Fund	Wilmington Short/Intermediate-Term Bond Fund

Wilmington Short Duration Government Bond Fund	MTB Short Duration Government Bond Fund	MTB U.S. Government Bond Fund

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
Wilmington Prime Money Market Fund	MTB Money Market Fund	Wilmington Prime Money Market Fund
MTB Prime Money Market Fund

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund	Wilmington U.S. Government Money Market Fund

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund	Wilmington Tax-Exempt Money Market Fund
MTB Pennsylvania Tax-Free Money Market Fund
MTB New York Tax-Free Money Market Fund

In exchange for their shares, shareholders of the Acquired Funds received shares of the Acquiring Funds with an aggregate net asset value equal to the aggregate net asset value of their shares immediately prior to the Reorganization. The following information summarizes the essential elements of the Reorganization as of March 9, 2012:

Wilmington Broad Market Bond Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB Income Fund				$234,005,891

Acquired Funds
Wilmington Broad Market Bond Fund				58,782,175
Class A Shares in exchange for Class A	$1,867,478	183,086	183,257
Institutional Shares in exchange for Class I	56,914,697	5,582,079	5,674,917

				$292,788,066

The net assets of the Acquired Fund included net unrealized appreciation on investments of $5,205,025 and accumulated net realized gains of $2,566.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment income, net gain on investments and net increase in net assets from operations for the fiscal year ended April 30, 2012 would have been $9,552,266, $8,006,754 and $18,927,561

Wilmington Intermediate-Term Bond Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB Intermediate-Term Bond Fund				$114,500,229

Acquired Funds
Wilmington Short/Intermediate-Term Bond Fund				147,980,426
Class A Shares in exchange for Class A	$4,443,745	422,307	418,433
Institutional Shares in exchange for Class I	143,536,681	13,503,815	13,527,639

				$262,480,655

The net assets of the Acquired Fund included net unrealized appreciation on investments of $9,114,247 and accumulated net realized gains of $8,512.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment loss, net gain on investments and net increase (decrease) in net assets from operations for the fiscal year ended April 30, 2012 would have been $6,687,727, $6,514,938 and $13,202,666

(continued on next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	103

Wilmington Short Duration Government Bond Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB Short Duration Government Bond Fund				$123,764,502

Acquired Funds
MTB U.S. Government Bond Fund				63,847,406
Class A	$5,861,284	585,561	599,123
Class I	57,986,122	5,791,381	5,916,183

				$187,611,908

The net assets of the Acquired Fund included net unrealized depreciation on investments of $4,641,551 and accumulated net realized losses of $2,927,170.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment income, net loss on investments and net increase in net assets from operations for the fiscal year ended April 30, 2012 would have been $4,262,763, $(90,446) and $2,966,683.

Wilmington Prime Money Market Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB Money Market Fund				$1,548,554,794

Acquired Funds
Wilmington Prime Money Market Fund				1,894,729,066
W Shares in exchange for Select Class	$1,208,345,372	1,208,360,799	1,208,360,799
Service Shares in exchange for Service Class	639,474,385	639,458,864	639,458,864
Institutional Shares in exchange for Institutional Class	46,909,309	46,909,485	46,909,485
MTB Prime Money Market Fund				284,747,481
Corporate Shares in exchange for Select Class	284,747,481	284,750,679	284,750,679

				$3,728,031,341

The net assets of the Acquired Fund(s) included accumulated net realized gains/(losses) of $738 for the Wilmington Prime Money Market Fund and ($728) for the MTB Prime Money Market Fund.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment income, net gain on investments and net increase in net assets from operations for the fiscal year ended April 30, 2012 would have been $688,854, $8,792 and $697,646, respectively.

Wilmington U.S. Government Money Market Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB U.S. Government Money Market Fund				$2,199,868,466

Acquired Funds
Wilmington U.S. Government Money Market Fund				1,785,990,941
W Shares in exchange for Select Class	$737,947,983	737,931,587	737,931,587
Service Shares in exchange for Service Class	948,680,846	948,691,128	948,691,128
Institutional Shares in exchange for Institutional Class	99,362,112	99,364,059	99,364,059

				$3,985,859,407

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

104	NOTES TO FINANCIAL STATEMENTS

The net assets of the Acquired Fund included accumulated net realized losses of $261.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment income, net gain on investments and net increase in net assets from operations for the fiscal year ended April 30, 2012 would have been $2,854,689, $38,256 and $2,892,945, respectively.

Wilmington Tax-Exempt Money Market Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
MTB Tax-Free Money Market Fund				$129,239,511

Acquired Funds
Wilmington Tax-Exempt Money Market Fund				260,164,979
W Shares in exchange for Select Class	$260,019,317	260,026,244	260,026,244
Institutional Shares in exchange for Select Class	145,662	145,667	145,667
MTB New York Tax-Free Money Market Fund				87,841,224
Service Class	46,004,012	46,049,092	46,049,092
Select Class	41,837,212	41,868,889	41,868,889
MTB Pennsylvania Tax-Free Money Market Fund				21,612,486
Service Class	6,751,848	6,752,580	6,752,580
Select Class	13,112,355	13,111,398	13,111,398
Administrative Class	1,748,283	1,748,510	1,748,510

				$498,858,200

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2011, the pro forma net investment income, net gain on investments and net increase in net assets from operations for the fiscal year ended April 30, 2012 would have been $53,382, $77 and $53,459, respectively.

In exchange for their shares (A Shares and Institutional Shares), shareholders of the WT Municipal Bond Fund received an identical number of shares of the corresponding class (Class A and Class I) of the Municipal Bond Fund, with an aggregate net asset value equal to the aggregate net asset value of their shares immediately prior to the Reorganization. The Municipal Bond Fund had no operations prior to March 9, 2012. The Wilmington Municipal Bond Fund investment objectives, policies and limitations were identical to those of the Municipal Bond Fund. Accordingly, for financial reporting purposes, the operating history of the WT Municipal Bond Fund prior to the Reorganization is reflected in the financial statements and financial highlights.

9.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that the following event requires disclosure in the Funds’ financial statements through this date.

On June 22, 2012, the Board approved an Agreement and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of the Pennsylvania Municipal Bond Fund and the Virginia Municipal Bond Fund (the “Target Funds”) for shares of the Municipal Bond Fund (the “Acquiring Fund”). Shareholders approved the Plan at a meeting held on November 15, 2012 and the reorganization closed on December 3, 2012 based on net asset values determined as of the close of business on November 30, 2012. The acquisition was accomplished by through tax-free exchange of assets and shares.

(continued on next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	105

The purpose of this transaction was to combine the three Funds with the same Investment Manager and with substantially similar investment objectives, policies, and restrictions. Due to the small size of the Target Funds, and the comparatively better prospects for asset growth of the Acquiring Fund, it was believed that the shareholders’ best interests would be served by reorganizing the Target Funds into the Acquiring Fund.

For financial reporting purposes, the Municipal Bond Fund was deemed to be the accounting survivor.

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

106

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

107

PRIVACY POLICY AND NOTICE OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

108
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors

111 South Calvert Street, 26th Floor

Baltimore, MD 21202

Co-Administrator

Wilmington Trust Investment Advisors

111 South Calvert Street, 26th Floor

Baltimore, MD 21202

Co-Administrator, Accountant, and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent and Dividend

Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-SAR-MM/FI-1012

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Since we are required by law to send a report to each person listed as a shareholder, you (or your household) may receive more than one report.

October 31, 2012

PRESIDENT’S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Equity Funds

Wilmington Large-Cap Growth Fund

Wilmington Large-Cap Strategy Fund

Wilmington Large-Cap Value Fund

Wilmington Mid-Cap Growth Fund

Wilmington Small-Cap Growth Fund

Wilmington Small-Cap Strategy Fund

Wilmington Large-Cap Growth Fund (“Large-Cap Growth Fund”) formerly MTB Large Cap Growth Fund

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

Wilmington Large-Cap Value Fund (“Large-Cap Value Fund”) formerly MTB Large Cap Value Fund

Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) formerly MTB Mid Cap Growth Fund

Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”) formerly MTB Small Cap Growth Fund

Wilmington Small-Cap Strategy Fund (“Small-Cap Strategy Fund”)

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2012 through October 31, 2012. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

The U.S. economic expansion continued in 2012, though its pace remained tepid. The production of goods and services grew 2.0%, 1.3%, and 3.1% faster than the rate of inflation during the year’s first three quarters, respectively. U.S. consumer spending propelled the gains, though consumers were still cautious amid the long, slow recovery from the Great Recession of 2007–2009. Retail and food sales, for example, amounted to $1.06 trillion during our fiscal half-year, up 2.6% in real (inflation-adjusted) terms over the same period in 2011. The housing market showed signs of rebounding, and inflation averaged about 2.0%.

If consumers were feeling somewhat better, business managers remained wary. During the first, second, and third quarters of 2012, investments in U.S. plants, property, and equipment expected to last three years or more were made at lower rates than they had been made in the corresponding quarters in 2008. Employers likewise remained cautious in hiring. The number of U.S. private sector workers grew in all six months of our fiscal half-year, but the rate of private-sector job growth remained the slowest of any post-World War II recovery. At the end of October there were still 3.9 million fewer private-sector workers than there had been at the labor market’s January 2008 peak. Much of the blame for soft business enthusiasm was laid at the doorsteps of Congress and the White House. Many business leaders said lawmakers needed to make meaningful changes in U.S. tax and spending policies to shore up the nation’s finances and to clarify the legal and regulatory environment.

Despite the modest rate of expansion, the U.S. recovery in 2012 looked solid in relation to economic conditions in Europe, where a recession appeared to be worsening. Greece appeared likely to remain at least a near-term participant in the continent’s common currency experiment, but Spain, Portugal, Italy all joined Greece in struggling under heavy sovereign debts. There was much debate about the possibility of developing common fiscal policies and banking regulations. In China, growth appeared to slow, though it remained strong in absolute terms. On balance, the global economy appeared to be expanding at a modest rate.

The Bond Markets

The good times rolled on in the U.S. bond market during the first half of our fiscal year. The Barclays Capital U.S. Aggregate Bond Index returned 2.8%. The index tracks the overall market for taxable, investment-grade U.S. bonds and includes U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities (MBS). The gain was propelled by strong results among corporate and MBS issues, into which investors piled as the search for investment opportunities with meaningful yields continued.

The yield of the 10-year U.S. Treasury note, against which many other interest rates are set, declined from 1.95% at the end of April to a low of 1.43% in late July before climbing to 1.72% at the end of October. The net decrease of nearly a quarter of a percentage point boosted the prices of bonds across the market.

The S&P Municipal Bond Index1 returned 3.7%. Demand for shares of municipal bond mutual funds, which account for much of the total demand for municipal bonds, rebounded as investors appeared to conclude that fears of widespread municipal bankruptcies were overblown. As the second half of our fiscal year got under way, however, there were fears that some or all of the federal income tax exemption on most municipal bond interest income could be stripped as part of efforts in Washington to raise tax revenues. As of this writing, no changes had been made, and we would caution investors not to allow potential changes in tax policy to drive their investment decisions.

PRESIDENT’S MESSAGE  /  October 31, 2012

ii

For the six-month reporting period May 1, 2012 through October 31, 2012, certain Barclays Capital indices performed as follows2:

Barclays Capital U.S. Aggregate Bond Index[3]	Barclays Capital U.S. Treasury Bond Index[4]	Barclays Capital U.S. Mortgage- Backed Securities Index[5]	Barclays Capital U.S. Credit Bond Index[6]	Barclays Capital Municipal Bond Index[7]
2.75%	1.76%	1.39%	5.86%	3.34%

The Stock Markets

Stocks generally coasted during the six months ended October 31, 2012. Six broad stock market indices, which together offer a rough portrait of the world’s equity securities, returned between -1.3% and 2.5% in U.S. dollars during the period. The only negative return was that of the MSCI Emerging Markets (Net) Index8. The strongest return was recorded by the Russell Top 200 Index9, which tracks mega-capitalization U.S. stocks. In between were the returns of the Russell Midcap Index10 of U.S. stocks (+0.3%), the Russell 2000 Index11 of small-cap U.S. stocks (+1.0%), the MSCI EAFE (Net) Index12 of developed international stock markets (+2.1%), and the S&P 500 Index13, a widely watched gauge consistently mainly of large-cap U.S. stocks (+2.2%).

After-tax U.S. profits—a significant driver of share prices—grew rapidly in 2012. During the first three quarters of the year, they jumped 19%, 15%, and 18% on a year-over-year basis. Investors look ahead, however, not just back, and many of them appeared concerned about the ability of companies to continue to deliver strong profit growth in 2013. Analysts’ estimates of future profits fell more or less steadily in the second half of 2012, a pessimism that might account for some of equity investors’ caution. Conditions in Europe, the slowdown in China, and the “fiscal cliff” of scheduled U.S. tax hikes and spending cuts that loomed over the latter part of 2012 likely also played roles. The Congressional Budget Office estimated that the tax increases and spending cuts had a net value of $560 billion annually. We and a great many other investment managers believed that if lawmakers allowed the U.S. economy to sail off the cliff—that is, if they made no adjustments to the planned tax hikes and spending reductions—a new recession would ensue. As we write this letter, President Obama and House Speaker Boehner were said to be negotiating over potential policy changes, and we were confident that a relatively small portion of the tax increases and spending cuts would take effect in 2013 as scheduled.

For the six-month reporting period May 1, 2012 through October 31, 2012, certain stock market indices performed as follows:

S&P 500 Index[13]	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
2.16%	0.46%	-1.61%	1.21%

The Trust, with assets of $12.6 billion as of October 31, 2012, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds can provide you with the diversification, flexibility, and professional management you need.18

Sincerely,

Sam Guerrieri

President

December 20, 2012

October 31, 2012   /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

All investments involve risk, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3.	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Capital U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.	Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

6.	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

9.	Russell Top 200 Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200 Index is a subset of the Russell 3000 Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

10.	Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

11.	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

13.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices.

17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

18.	Diversification does not assure a profit nor protect against loss.

Sector allocation percentages are based on total net assets at period end and are subject to change at any time. This data is shown for informational purposes only and is not to be considered a recommendation to purchase or sell any security. Cash Equivalents are defined as bonds with stated maturities of seven days or less and includes money market funds and other cash equivalents.

PRESIDENT’S MESSAGE  /  October 31, 2012

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON LARGE-CAP GROWTH FUND
Actual
Class A	$1,000.00	$949.80	$6.98	1.42%
Class I	$1,000.00	$951.20	$5.11	1.04%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.05	$7.22	1.42%
Class I	$1,000.00	$1,019.96	$5.30	1.04%

WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class A	$1,000.00	$1,010.30	$2.53	0.50%
Class I	$1,000.00	$1,011.50	$1.27	0.25%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,022.68	$2.55	0.50%
Class I	$1,000.00	$1,023.95	$1.28	0.25%

WILMINGTON LARGE-CAP VALUE FUND
Actual
Class A	$1,000.00	$989.00	$6.62	1.32%
Class I	$1,000.00	$991.40	$5.22	1.04%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.55	$6.72	1.32%
Class I	$1,000.00	$1,019.96	$5.30	1.04%

WILMINGTON MID-CAP GROWTH FUND
Actual
Class A	$1,000.00	$945.40	$6.08	1.24%
Class I	$1,000.00	$946.10	$5.30	1.08%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.95	$6.31	1.24%
Class I	$1,000.00	$1,019.76	$5.50	1.08%

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

2

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON SMALL-CAP GROWTH FUND
Actual
Class A	$1,000.00	$969.30	$7.30	1.47%
Class C	$1,000.00	$969.40	$7.55	1.52%
Class I	$1,000.00	$970.30	$6.21	1.25%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.80	$7.48	1.47%
Class C	$1,000.00	$1,017.54	$7.73	1.52%
Class I	$1,000.00	$1,018.90	$6.36	1.25%

WILMINGTON SMALL-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,010.70	$1.27	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Growth Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Information Technology	33.2%
Consumer Discretionary	16.0%
Health Care	13.6%
Industrials	11.3%
Consumer Staples	11.1%
Energy	5.5%
Financials	4.8%
Materials	2.4%
Telecommunication Services	1.6%
Cash Equivalents[1]	4.0%
Other Assets and Liabilities – Net[2]	(3.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.5%

CONSUMER DISCRETIONARY – 16.0%

AUTO COMPONENTS – 0.5%
*BorgWarner, Inc.	7,250	$477,195

DISTRIBUTORS – 0.7%
*LKQ Corp.	28,600	597,454

HOTELS RESTAURANTS & LEISURE – 1.0%
*DineEquity, Inc.	6,800	426,360
*Panera Bread Co.	2,330	392,931
		$819,291

INTERNET & CATALOG RETAIL – 2.0%
*Amazon.com, Inc.	7,500	1,746,150

MEDIA – 3.7%
CBS Corp., Non-Voting	74,200	2,404,080
Comcast Corp.	20,000	750,200
		$3,154,280

Description	Number of Shares	Value

MULTILINE RETAIL – 2.1%
Nordstrom, Inc.	8,550	$485,384
Target Corp.	21,000	1,338,750
		$1,824,134

SPECIALTY RETAIL – 2.2%
*Bed Bath & Beyond, Inc.	12,000	692,160
[12]GameStop Corp.	14,900	340,167
Ltd. Brands, Inc.	9,200	440,588
*Vitamin Shoppe, Inc.	6,970	398,963
		$1,871,878

TEXTILES, APPAREL & LUXURY GOODS – 3.8%
Coach, Inc.	8,270	463,533
*Lululemon Athletica, Inc.	5,780	398,878
*Michael Kors Holdings Ltd.	12,000	656,280
NIKE, Inc.	11,000	1,005,180
PVH Corp.	6,500	714,935
		$3,238,806
TOTAL CONSUMER DISCRETIONARY		$13,729,188

(Wilmington Large-Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

CONSUMER STAPLES – 11.1%

BEVERAGES – 4.9%
Coca-Cola Co.	48,000	$1,784,640
PepsiCo, Inc.	35,000	2,423,400
		$4,208,040

FOOD & STAPLES RETAILING – 2.4%
Costco Wholesale Corp.	11,000	1,082,730
Whole Foods Market, Inc.	10,000	947,300
		$2,030,030

FOOD PRODUCTS – 0.3%
*,12Green Mountain Coffee Roasters, Inc.	9,650	233,144

HOUSEHOLD PRODUCTS – 0.4%
Church & Dwight Co., Inc.	6,550	332,478

PERSONAL PRODUCTS – 1.2%
Estee Lauder Cos., Inc.	10,000	616,200
[12]Herbalife Ltd.	8,030	412,341
		$1,028,541

TOBACCO – 1.9%
Philip Morris International, Inc.	19,000	1,682,640
TOTAL CONSUMER STAPLES		$9,514,873

ENERGY – 5.5%

ENERGY EQUIPMENT & SERVICES – 3.9%
*Cameron International Corp.	7,750	392,460
Core Laboratories NV	3,705	384,060
*FMC Technologies, Inc.	4,300	175,870
Lufkin Industries, Inc.	4,350	217,543
National Oilwell Varco, Inc.	10,000	737,000
Schlumberger Ltd.	20,000	1,390,600
		$3,297,533

OIL, GAS & CONSUMABLE FUELS – 1.6%
Cabot Oil & Gas Corp.	7,750	364,095
Noble Energy, Inc.	3,770	358,188
Peabody Energy Corp.	9,200	256,680
*Whiting Petroleum Corp.	9,980	419,360
		$1,398,323
TOTAL ENERGY		$4,695,856

FINANCIALS – 4.8%

CAPITAL MARKETS – 1.1%
Raymond James Financial, Inc.	14,600	556,844
T Rowe Price Group, Inc.	5,930	385,094
		$941,938

Description	Number of Shares	Value

COMMERCIAL BANKS – 0.6%
*SVB Financial Group	4,720	$267,105
*Texas Capital Bancshares, Inc.	5,220	247,793
		$514,898

CONSUMER FINANCE – 0.8%
American Express Co.	13,000	727,610

DIVERSIFIED FINANCIAL SERVICES – 0.5%
*IntercontinentalExchange, Inc.	3,175	415,925

INSURANCE – 0.4%
Brown & Brown, Inc.	14,450	369,198

REAL ESTATE INVESTMENT TRUSTS – 0.9%
American Tower Corp.	10,000	752,900

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%
*CBRE Group, Inc.	22,800	410,856
TOTAL FINANCIALS		$4,133,325

HEALTH CARE – 13.6%

BIOTECHNOLOGY – 3.9%
*Biogen Idec, Inc.	5,000	691,100
*Celgene Corp.	11,000	806,520
*Gilead Sciences, Inc.	24,000	1,611,840
*Regeneron Pharmaceuticals, Inc.	1,700	241,910
		$3,351,370

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%
*Alere, Inc.	14,850	285,120
*Intuitive Surgical, Inc.	812	440,283
[12]ResMed, Inc.	9,100	363,454
Stryker Corp.	18,000	946,800
		$2,035,657

HEALTH CARE PROVIDERS & SERVICES – 3.9%
*Express Scripts Holding Co.	36,300	2,233,902
UnitedHealth Group, Inc.	19,800	1,108,800
		$3,342,702

HEALTH CARE TECHNOLOGY – 0.6%
*Allscripts Healthcare Solutions, Inc.	15,700	202,844
*Cerner Corp.	4,100	312,379
		$515,223

LIFE SCIENCES TOOLS & SERVICES – 0.3%
*Life Technologies Corp.	5,400	264,114

(Wilmington Large-Cap Growth Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

PHARMACEUTICALS – 2.5%
Allergan, Inc.	4,000	$359,680
*Auxilium Pharmaceuticals, Inc.	8,200	167,936
Bristol-Myers Squibb Co.	27,000	897,750
*,[12]MAP Pharmaceuticals, Inc.	16,900	260,598
Perrigo Co.	4,350	500,293
		$2,186,257
TOTAL HEALTH CARE		$11,695,323

INDUSTRIALS – 11.3%

AEROSPACE & DEFENSE – 4.7%
Boeing Co.	22,000	1,549,680
HEICO Corp.	8,487	258,684
Precision Castparts Corp.	1,810	313,257
United Technologies Corp.	25,000	1,954,000
		$4,075,621

AIR FREIGHT & LOGISTICS – 1.5%
CH Robinson Worldwide, Inc.	6,100	368,013
Expeditors International of Washington, Inc.	6,750	247,117
United Parcel Service, Inc.	9,000	659,250
		$1,274,380

COMMERCIAL SERVICES & SUPPLIES – 0.4%
[12]Waste Connections, Inc.	9,450	310,244

ELECTRICAL EQUIPMENT – 1.1%
AMETEK, Inc.	5,300	188,415
*Babcock & Wilcox Co.	15,400	396,858
Rockwell Automation, Inc.	5,550	394,383
		$979,656

INDUSTRIAL CONGLOMERATES – 1.6%
Danaher Corp.	26,000	1,344,980

MACHINERY – 1.6%
Cummins, Inc.	3,700	346,246
Graco, Inc.	10,140	487,328
Joy Global, Inc.	5,300	330,985
Pall Corp.	4,105	258,451
		$1,423,010

TRADING COMPANIES & DISTRIBUTORS – 0.4%
Fastenal Co.	7,600	339,720
TOTAL INDUSTRIALS		$9,747,611

INFORMATION TECHNOLOGY – 33.2%

COMMUNICATIONS EQUIPMENT – 3.7%
12ADTRAN, Inc.	17,450	294,730
*Aruba Networks, Inc.	17,275	313,887

Description	Number of Shares	Value
*F5 Networks, Inc.	3,290	$271,359
QUALCOMM, Inc.	40,000	2,343,000
		$3,222,976

COMPUTERS & PERIPHERALS – 11.9%
Apple, Inc.	14,000	8,331,400
*EMC Corp.	65,000	1,587,300
*,12Stratasys, Inc.	4,250	283,348
		$10,202,048

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS INDUSTRY – 0.7%
*,12IPG Photonics Corp.	6,640	352,451
National Instruments Corp.	10,175	239,723
		$592,174

INTERNET SOFTWARE & SERVICES – 2.1%
*Google, Inc.	2,700	1,835,379

IT SERVICES – 6.5%
Global Payments, Inc.	7,150	305,662
International Business Machines Corp.	20,000	3,890,600
Mastercard, Inc.	3,000	1,382,790
		$5,579,052

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
Altera Corp.	13,550	413,004
*Lam Research Corp.	10,200	361,080
MKS Instruments, Inc.	11,000	259,930
		$1,034,014

SOFTWARE – 7.1%
*ANSYS, Inc.	6,960	493,325
*Autodesk, Inc.	14,420	459,133
*Citrix Systems, Inc.	6,470	399,911
Microsoft Corp.	95,000	2,710,825
Oracle Corp.	55,000	1,707,750
*Sourcefire, Inc.	6,860	293,539
		$6,064,483
TOTAL INFORMATION TECHNOLOGY		$28,530,126

MATERIALS – 2.4%

CHEMICALS – 1.6%
Ashland, Inc.	5,660	402,709
EI du Pont de Nemours & Co.	12,000	534,240
*WR Grace & Co.	6,700	429,872
		$1,366,821

CONTAINERS & PACKAGING – 0.6%
*Crown Holdings, Inc.	13,300	508,725

(Wilmington Large-Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Growth Fund (concluded)

Description	Number of Shares	Value

METALS & MINING – 0.2%
Walter Industries, Inc.	4,850	$169,556
TOTAL MATERIALS		$2,045,102

TELECOMMUNICATION SERVICES – 1.6%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.6%
Verizon Communications, Inc.	30,000	1,339,200
TOTAL COMMON STOCKS (COST $68,541,689)		$85,430,604

MONEY MARKET FUND – 0.6%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	512,189	512,189
TOTAL MONEY MARKET FUND (COST $512,189)		$512,189
TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $69,053,878)		$85,942,793
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.4%

REPURCHASE AGREEMENTS – 3.4%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, dated 10/31/12, due 11/01/12, repurchase price $1,000,009, collateralized by U.S. Government Securities 3.00% to 4.50%, maturing 1/01/27 to 10/20/42; total market value of $1,020,000.	$1,000,000	1,000,000

Description	Par Value	Value
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $1,000,011, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $1,020,000.	$1,000,000	$1,000,000
Morgan Stanley & Co., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $945,411, collateralized by U.S. Government Securities 2.50% to 5.00%, maturing 12/01/25 to 10/01/42; total market value of $964,310.	945,402	945,402
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,945,402)		$2,945,402
TOTAL INVESTMENTS – 103.5% (COST $71,999,280)		$88,888,195
COLLATERAL FOR SECURITIES ON LOAN – (3.4%)		(2,945,402)
OTHER LIABILITIES LESS ASSETS – (0.1%)		(97,812)
TOTAL NET ASSETS – 100.0%		$85,844,981

Cost of investments for Federal income tax purposes is $72,479,023. The net unrealized appreciation/(depreciation) of investments was $16,409,172. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,974,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,565,802.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$85,430,604	$—	$—	$85,430,604
Money Market Fund	512,189	—	—	512,189
Repurchase Agreements	—	2,945,402	—	2,945,402

Total	$85,942,793	$2,945,402	$—	$88,888,195

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Information Technology	18.2%
Financials	15.9%
Consumer Discretionary	12.3%
Health Care	11.9%
Industrials	10.6%
Energy	10.4%
Consumer Staples	9.9%
Materials	4.0%
Utilities	3.6%
Telecommunication Services	3.0%
Investment Company	0.1%
Preferred Stock	0.0%[3]
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	2.6%
Other Assets and Liabilities – Net[2]	(2.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

CONSUMER DISCRETIONARY – 12.3%

AUTO COMPONENTS – 0.4%
*BorgWarner, Inc.	3,440	$226,421
*Delphi Automotive PLC	9,700	304,968
[12]Gentex Corp.	2,390	41,156
*Goodyear Tire & Rubber Co.	4,660	53,171
Johnson Controls, Inc.	16,730	430,797
Lear Corp.	2,400	102,240
*TRW Automotive Holdings Corp.	1,010	46,975
*Visteon Corp.	1,500	66,150
		$1,271,878

Description	Number of Shares	Value

AUTOMOBILES – 0.5%
Ford Motor Co.	88,120	$983,419
*General Motors Co.	18,400	469,200
Harley-Davidson, Inc.	7,950	371,742
*,12Tesla Motors, Inc.	1,500	42,195
Thor Industries, Inc.	280	10,648
		$1,877,204

DISTRIBUTORS – 0.2%
Genuine Parts Co.	4,960	310,397
*LKQ Corp.	12,480	260,707
		$571,104

(Wilmington Large-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DIVERSIFIED CONSUMER SERVICES – 0.1%
*Apollo Group, Inc.	2,487	$49,939
12DeVry, Inc.	2,020	53,045
H&R Block, Inc.	6,160	109,032
Service Corp. International	10,870	152,615
[12]Weight Watchers International, Inc.	1,560	78,390
		$443,021

HOTELS RESTAURANTS & LEISURE – 1.9%
*Bally Technologies, Inc.	700	34,944
Brinker International, Inc.	4,020	123,816
Carnival Corp.	10,120	383,346
*Chipotle Mexican Grill, Inc.	350	89,085
[12]Choice Hotels International, Inc.	60	1,877
Darden Restaurants, Inc.	2,540	133,655
[12]Dunkin’ Brands Group, Inc.	900	27,900
International Game Technology	7,000	89,880
Las Vegas Sands Corp.	12,120	562,853
Marriott International, Inc.	7,072	257,987
McDonald’s Corp.	23,599	2,048,393
*MGM Resorts International	9,410	97,017
*Panera Bread Co.	845	142,501
*Penn National Gaming, Inc.	2,480	100,266
Royal Caribbean Cruises Ltd.	4,080	137,374
Starbucks Corp.	19,760	906,984
Starwood Hotels & Resorts Worldwide, Inc.	4,330	224,510
Wendy’s Co.	1,200	5,124
Wyndham Worldwide Corp.	3,460	174,384
Wynn Resorts Ltd.	2,320	280,859
Yum! Brands, Inc.	12,150	851,837
		$6,674,592

HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	7,070	148,187
[12]Garmin Ltd.	1,290	49,007
Harman International Industries, Inc.	1,180	49,477
*Jarden Corp.	1,560	77,688
[12]Leggett & Platt, Inc.	3,670	97,365
[12]Lennar Corp.	2,710	101,544
*Mohawk Industries, Inc.	1,650	137,725
Newell Rubbermaid, Inc.	3,120	64,397
*NVR, Inc.	130	117,486
*PulteGroup, Inc.	10,640	184,498
*,12Tempur-Pedic International, Inc.	600	15,864
*Toll Brothers, Inc.	4,050	133,691
Tupperware Brands Corp.	2,700	159,570
Whirlpool Corp.	2,450	239,316
		$1,575,815

Description	Number of Shares	Value

INTERNET & CATALOG RETAIL – 1.0%
*Amazon.com, Inc.	9,430	$2,195,493
[12]Expedia, Inc.	3,120	184,548
*Liberty Interactive Corp.	18,350	367,000
*Liberty Ventures	1,223	69,601
*,12Netflix, Inc.	1,180	93,326
*priceline.com, Inc.	1,330	763,114
*TripAdvisor, Inc.	3,120	94,505
		$3,767,587

LEISURE EQUIPMENT & PRODUCTS – 0.2%
[12]Hasbro, Inc.	3,490	125,605
Mattel, Inc.	10,650	391,707
Polaris Industries, Inc.	2,000	169,000
		$686,312

MEDIA – 3.8%
*AMC Networks, Inc.	1,685	78,723
Cablevision Systems Corp.	6,540	113,927
CBS Corp., Non-Voting	16,530	535,572
*Charter Communications, Inc.	1,700	131,597
*Clear Channel Outdoor Holdings, Inc.	500	3,330
Comcast Corp.	68,080	2,553,681
*DIRECTV	16,890	863,248
* Discovery Communications, Inc.	6,500	383,630
DISH Network Corp.	4,680	166,748
*,12DreamWorks Animation SKG, Inc.	2,290	46,647
Gannett Co., Inc.	2,190	37,011
[12]Interpublic Group of Cos., Inc.	8,720	88,072
John Wiley & Sons, Inc.	2,100	91,098
*,12Lamar Advertising Co.	2,400	94,200
*Liberty Global, Inc.	7,220	433,417
*Liberty Media Corp. – Liberty Capital	2,943	328,645
*Madison Square Garden Co.	87	3,581
McGraw-Hill Cos., Inc.	7,440	411,283
Morningstar, Inc.	1,100	69,278
*,12News Corp.	49,230	1,177,582
Omnicom Group, Inc.	8,090	387,592
[12]Regal Entertainment Group	770	11,827
Scripps Networks Interactive, Inc.	2,280	138,442
*Sirius XM Radio, Inc.	123,100	344,680
Thomson Reuters Corp.	5,800	163,908
Time Warner Cable, Inc.	8,524	844,814
Time Warner, Inc.	23,696	1,029,591
Viacom, Inc.	14,020	718,805
[12]Virgin Media, Inc.	10,170	332,966
Walt Disney Co.	45,446	2,230,035
[12]Washington Post Co.	140	46,691
		$13,860,621

(Wilmington Large-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MULTILINE RETAIL – 0.7%
*Big Lots, Inc.	1,324	$38,568
Dillard’s, Inc.	1,400	107,800
*Dollar General Corp.	1,600	77,792
*Dollar Tree, Inc.	6,562	261,627
Family Dollar Stores, Inc.	2,356	155,402
12JC Penney Co., Inc.	2,330	55,943
Kohl’s Corp.	3,810	202,997
Macy’s, Inc.	9,280	353,290
Nordstrom, Inc.	5,880	333,808
*Sears Canada, Inc.	30	348
*,12Sears Holdings Corp.	70	4,387
Target Corp.	13,660	870,825
		$2,462,787

SPECIALTY RETAIL – 2.4%
Aaron’s, Inc.	4,300	132,569
Abercrombie & Fitch Co.	2,400	73,392
Advance Auto Parts, Inc.	2,150	152,521
American Eagle Outfitters, Inc.	3,150	65,740
*Ascena Retail Group, Inc.	4,500	89,100
*,12AutoNation, Inc.	580	25,752
*AutoZone, Inc.	560	210,000
*Bed Bath & Beyond, Inc.	4,790	276,287
[12]Best Buy Co., Inc.	4,980	75,746
*CarMax, Inc.	4,300	145,125
Chico’s FAS, Inc.	4,890	90,954
Dick’s Sporting Goods, Inc.	2,300	115,000
Foot Locker, Inc.	4,930	165,155
[12]GameStop Corp.	5,720	130,588
Gap, Inc.	7,190	256,827
GNC Holdings, Inc.	1,800	69,606
Guess?, Inc.	1,160	28,745
Home Depot, Inc.	39,040	2,396,275
Lowe’s Cos., Inc.	29,400	951,972
Ltd. Brands, Inc.	8,250	395,092
*O’Reilly Automotive, Inc.	3,600	308,448
PetSmart, Inc.	3,860	256,265
Ross Stores, Inc.	5,880	358,386
*Sally Beauty Holdings, Inc.	4,100	98,728
Signet Jewelers Ltd.	1,420	73,499
[12]Staples, Inc.	610	7,024
Tiffany & Co.	3,090	195,350
TJX Cos., Inc.	19,240	800,961
Tractor Supply Co.	2,800	269,472
Ulta Salon Cosmetics & Fragrance, Inc.	1,500	138,330
*Urban Outfitters, Inc.	4,060	145,186
Williams-Sonoma, Inc.	3,640	168,277
		$8,666,372

Description	Number of Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 0.7%
*Carter’s, Inc.	1,400	$75,684
Coach, Inc.	6,650	372,732
*Fossil, Inc.	1,600	139,360
*Hanesbrands, Inc.	3,700	123,839
*Michael Kors Holdings Ltd.	1,800	98,442
NIKE, Inc.	9,060	827,903
PVH Corp.	1,580	173,784
Ralph Lauren Corp.	1,900	292,011
*,12Under Armour, Inc.	2,200	114,972
12VF Corp.	2,550	399,024
		$2,617,751
TOTAL CONSUMER DISCRETIONARY		$44,475,044

CONSUMER STAPLES – 9.9%

BEVERAGES – 2.1%
Beam, Inc.	4,760	264,466
Brown-Forman Corp.	5,097	326,514
Coca-Cola Co.	101,582	3,776,819
Coca-Cola Enterprises, Inc.	8,840	277,930
*Constellation Brands, Inc.	4,630	163,624
Dr Pepper Snapple Group, Inc.	3,250	139,262
Molson Coors Brewing Co.	250	10,785
*,12Monster Beverage Corp.	1,168	52,175
PepsiCo, Inc.	38,299	2,651,823
		$7,663,398

FOOD & STAPLES RETAILING – 2.1%
Costco Wholesale Corp.	11,360	1,118,165
CVS Caremark Corp.	30,800	1,429,120
Kroger Co.	12,336	311,114
[12]Safeway, Inc.	6,550	106,830
Sysco Corp.	13,490	419,134
Walgreen Co.	17,120	603,138
Wal-Mart Stores, Inc.	43,133	3,235,838
Whole Foods Market, Inc.	5,570	527,646
		$7,750,985

FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.	16,640	446,618
Bunge Ltd.	3,070	218,062
[12]Campbell Soup Co.	1,056	37,245
ConAgra Foods, Inc.	9,330	259,747
*Dean Foods Co.	3,360	56,582
Flowers Foods, Inc.	6,225	122,570
General Mills, Inc.	16,184	648,655
*,12Green Mountain Coffee Roasters, Inc.	3,940	95,190
Hershey Co.	4,640	319,464
Hillshire Brands Co.	7,300	189,873
HJ Heinz Co.	7,380	424,424

(Wilmington Large-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Hormel Foods Corp.	3,460	$102,174
Ingredion, Inc.	2,270	139,514
JM Smucker Co.	2,799	239,706
Kellogg Co.	4,340	227,069
*Kraft Foods Group, Inc.	11,762	534,936
McCormick & Co., Inc.	5,030	309,949
Mead Johnson Nutrition Co.	3,950	243,557
Mondelez International, Inc.	40,187	1,066,563
*Ralcorp Holdings, Inc.	1,250	90,237
*,12Smithfield Foods, Inc.	4,810	98,461
Tyson Foods, Inc.	6,100	102,541
		$5,973,137

HOUSEHOLD PRODUCTS – 2.0%
[12]Church & Dwight Co., Inc.	4,792	243,242
Clorox Co.	2,068	149,516
Colgate-Palmolive Co.	12,588	1,321,236
*Energizer Holdings, Inc.	2,290	167,101
Kimberly-Clark Corp.	9,440	787,768
Procter & Gamble Co.	67,606	4,681,039
		$7,349,902

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	570	8,829
Estee Lauder Cos., Inc.	7,580	467,080
[12]Herbalife Ltd.	3,960	203,346
12Nu Skin Enterprises, Inc.	1,600	75,728
		$754,983

TOBACCO – 1.8%
Altria Group, Inc.	55,850	1,776,030
Lorillard, Inc.	2,340	271,463
Philip Morris International, Inc.	43,460	3,848,818
Reynolds American, Inc.	10,040	418,066
		$6,314,377
TOTAL CONSUMER STAPLES		$35,806,782

ENERGY – 10.4%

ENERGY EQUIPMENT & SERVICES – 1.7%
*Atwood Oceanics, Inc.	2,650	126,670
Baker Hughes, Inc.	11,400	478,458
*Cameron International Corp.	7,180	363,595
12CARBO Ceramics, Inc.	700	51,765
[12]Diamond Offshore Drilling, Inc.	1,440	99,706
*Dresser-Rand Group, Inc.	2,070	106,667
*FMC Technologies, Inc.	7,760	317,384
Halliburton Co.	21,630	698,433
Helmerich & Payne, Inc.	3,080	147,224
*McDermott International, Inc.	5,080	54,407

Description	Number of Shares	Value

*Nabors Industries Ltd.	7,430	$100,231
National Oilwell Varco, Inc.	10,755	792,644
Oceaneering International, Inc.	3,480	182,108
*Oil States International, Inc.	1,360	99,416
[12]Patterson-UTI Energy, Inc.	4,330	70,059
*Rowan Cos. PLC	3,240	102,740
12RPC, Inc.	450	5,157
Schlumberger Ltd.	33,284	2,314,237
*SEACOR Holdings, Inc.	660	57,889
*uperior Energy Services, Inc.	2,740	55,704
Tidewater, Inc.	1,660	78,867
*Unit Corp.	220	8,877
		$6,312,238

OIL, GAS & CONSUMABLE FUELS – 8.7%
*,12Alpha Natural Resources, Inc.	7,134	61,138
Anadarko Petroleum Corp.	11,850	815,398
Apache Corp.	9,373	775,616
Cabot Oil & Gas Corp.	6,240	293,155
*,12Cheniere Energy, Inc.	5,400	86,886
[12]Chesapeake Energy Corp.	17,500	354,550
Chevron Corp.	49,100	5,411,311
Cimarex Energy Co.	2,050	117,219
*Cobalt International Energy, Inc.	3,900	81,159
*Concho Resources, Inc.	1,980	170,518
ConocoPhillips	31,860	1,843,101
CONSOL Energy, Inc.	6,250	219,750
*Continental Resources, Inc.	1,360	97,730
*Denbury Resources, Inc.	11,615	178,058
Devon Energy Corp.	9,400	547,174
Energen Corp.	830	38,719
Energy Transfer Partners LP	1,184	50,675
EOG Resources, Inc.	6,800	792,132
EQT Corp	3,450	209,173
12EXCO Resources, Inc.	2,470	20,007
Exxon Mobil Corp.	116,883	10,656,223
Hess Corp.	7,890	412,331
HollyFrontier Corp	5,240	202,421
Kinder Morgan, Inc.	10,605	368,100
*Lone Pine Resources, Inc.	2,204	3,306
Marathon Oil Corp.	18,430	554,006
Marathon Petroleum Corp.	7,765	426,531
Murphy Oil Corp.	5,550	333,000
*Newfield Exploration Co.	2,560	69,427
Noble Energy, Inc.	4,360	414,244
Occidental Petroleum Corp.	20,000	1,579,200
Peabody Energy Corp.	8,370	233,523
*Phillips 66	14,730	694,667

(Wilmington Large-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pioneer Natural Resources Co.	3,720	$393,018
*Plains Exploration & Production Co.	2,591	92,395
QEP Resources, Inc.	6,100	176,900
Range Resources Corp.	5,550	362,748
*,12Sandridge Energy, Inc.	21,730	135,161
SM Energy Co.	1,570	84,654
*Southwestern Energy Co.	6,928	240,402
Spectra Energy Corp.	13,700	395,519
Teekay Corp.	520	15,917
*Tesoro Corp.	2,340	88,241
*,12Ultra Petroleum Corp.	4,800	109,488
Valero Energy Corp.	15,370	447,267
*Whiting Petroleum Corp.	1,800	75,636
Williams Cos., Inc.	15,850	554,592
*,12WPX Energy, Inc.	5,116	86,665
		$31,369,051
TOTAL ENERGY		$37,681,289

FINANCIALS – 15.9%

CAPITAL MARKETS – 2.0%
*Affiliated Managers Group, Inc.	1,470	185,955
*American Capital Ltd.	11,200	132,048
Ameriprise Financial, Inc.	5,240	305,859
Ares Capital Corp.	7,500	130,950
Bank of New York Mellon Corp.	30,670	757,856
BlackRock, Inc.	3,160	599,389
Charles Schwab Corp.	28,070	381,191
*E*TRADE Financial Corp.	4,900	40,964
Eaton Vance Corp.	4,670	131,414
[12]Federated Investors, Inc.	470	10,923
Franklin Resources, Inc.	2,780	355,284
Goldman Sachs Group, Inc.	12,790	1,565,368
Invesco Ltd.	8,870	215,718
*,12Janus Capital Group, Inc.	6,350	53,975
Jefferies Group, Inc.	3,260	46,422
Lazard Ltd.	450	13,257
Legg Mason, Inc.	3,910	99,627
LPL Financial Holdings, Inc.	1,100	32,120
Morgan Stanley	40,296	700,344
Northern Trust Corp.	5,780	276,168
Raymond James Financial, Inc.	2,010	76,661
SEI Investments Co.	1,940	42,447
State Street Corp.	12,520	558,016
T Rowe Price Group, Inc.	8,280	537,703
TD Ameritrade Holding Corp.	5,650	88,649
Waddell & Reed Financial, Inc.	2,740	91,324
		$7,429,632

Description	Number of Shares	Value

COMMERCIAL BANKS – 2.7%
Associated Banc-Corp.	5,285	$68,124
Bank of Hawaii Corp.	770	34,003
BB&T Corp.	17,690	512,125
BOK Financial Corp.	320	18,768
CapitalSource, Inc.	18,920	149,657
*CIT Group, Inc.	3,600	133,992
[12]City National Corp.	940	48,034
Comerica, Inc.	3,630	108,210
Commerce Bancshares, Inc.	464	17,669
Cullen/Frost Bankers, Inc.	1,440	79,632
East West Bancorp, Inc.	2,500	53,225
Fifth Third Bancorp	19,900	289,147
First Citizens Bancshares, Inc.	50	8,438
[12]First Horizon National Corp.	6,384	59,435
First Niagara Financial Group, Inc.	10,030	83,048
First Republic Bank	1,000	34,350
Fulton Financial Corp.	7,410	72,025
Huntington Bancshares, Inc.	21,541	137,647
KeyCorp	29,870	251,505
M&T Bank Corp.	3,410	354,981
PNC Financial Services Group, Inc.	13,160	765,780
*Popular, Inc.	300	5,799
Regions Financial Corp.	26,656	173,797
*Signature Bank	1,100	78,364
SunTrust Banks, Inc.	14,880	404,736
Synovus Financial Corp.	15,640	38,318
12TCF Financial Corp.	4,310	49,306
US Bancorp	46,720	1,551,571
[12]Valley National Bancorp	5,622	54,758
Wells Fargo & Co.	122,405	4,123,824
Zions Bancorporation	5,090	109,282
		$9,869,550

CONSUMER FINANCE – 0.9%
American Express Co.	27,160	1,520,145
Capital One Financial Corp.	14,100	848,397
Discover Financial Services	12,480	511,680
SLM Corp.	11,460	201,467
		$3,081,689

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Bank of America Corp.	273,390	2,547,995
12CBOE Holdings, Inc.	500	14,745
Citigroup, Inc.	74,202	2,774,413
CME Group, Inc.	7,500	419,475
Interactive Brokers Group, Inc.	8,800	125,400
*IntercontinentalExchange, Inc.	2,100	275,100

(Wilmington Large-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

JPMorgan Chase & Co.	95,920	$3,997,946
Leucadia National Corp.	5,070	115,089
Moody’s Corp.	7,840	377,574
*MSCI, Inc.	2,520	67,889
*,12NASDAQ Omx Group, Inc.	3,830	91,192
NYSE Euronext	7,120	176,291
		$10,983,109

INSURANCE – 4.0%
ACE Ltd.	7,700	605,605
Aflac, Inc.	11,050	550,069
*Alleghany Corp.	256	88,986
Allied World Assurance Co. Holdings AG	930	74,679
Allstate Corp.	10,580	422,988
American Financial Group, Inc.	3,800	147,440
*American International Group, Inc.	16,150	564,119
American National Insurance Co.	2,560	187,034
Aon PLC	7,350	396,533
*Arch Capital Group Ltd.	3,540	156,291
Arthur J Gallagher & Co.	3,880	137,507
Aspen Insurance Holdings Ltd.	190	6,147
Assurant, Inc.	3,530	133,469
Assured Guaranty Ltd.	8,600	119,454
Axis Capital Holdings Ltd.	3,280	118,802
*Berkshire Hathaway, Inc.	44,206	3,817,188
Brown & Brown, Inc.	2,170	55,443
Chubb Corp.	6,650	511,917
Cincinnati Financial Corp.	4,606	183,503
CNA Financial Corp.	1,050	30,849
Endurance Specialty Holdings Ltd.	3,000	121,650
Erie Indemnity Co.	2,170	135,017
Everest Re Group Ltd.	1,770	196,559
Fidelity National Financial, Inc.	6,220	133,170
*Genworth Financial, Inc.	8,760	52,210
Hanover Insurance Group, Inc.	3,600	129,996
Hartford Financial Services Group, Inc.	18,890	410,102
HCC Insurance Holdings, Inc.	870	31,007
Kemper Corp.	370	11,470
Lincoln National Corp.	6,070	150,475
Loews Corp.	8,090	342,045
*Markel Corp.	180	84,949
Marsh & McLennan Cos., Inc.	14,040	477,781
*,12MBIA, Inc.	1,650	16,335
Mercury General Corp.	370	14,996
MetLife, Inc.	21,401	759,521
Old Republic International Corp.	6,600	65,208
PartnerRe Ltd.	870	70,470
Principal Financial Group, Inc.	4,690	129,163

Description	Number of Shares	Value

*,12Progressive Corp.	15,080	$336,284
Protective Life Corp.	1,130	30,849
Prudential Financial, Inc.	11,530	657,787
Reinsurance Group of America, Inc.	1,690	89,435
RenaissanceRe Holdings Ltd.	1,320	107,395
StanCorp Financial Group, Inc.	2,140	73,509
Torchmark Corp.	2,730	138,111
Travelers Cos., Inc.	9,180	651,229
Unum Group	7,510	152,303
Validus Holdings Ltd.	3,370	120,646
White Mountains Insurance Group Ltd.	160	82,032
WR Berkley Corp.	3,580	139,226
XL Group PLC	6,420	158,831
		$14,377,784

REAL ESTATE INVESTMENT TRUSTS – 3.1%
Alexandria Real Estate Equities, Inc.	440	30,989
American Capital Agency Corp.	9,400	310,388
*American Tower Corp.	12,110	911,762
Annaly Capital Management, Inc.	35,650	575,391
Apartment Investment & Management Co.	3,970	105,959
AvalonBay Communities, Inc.	2,622	355,438
Boston Properties, Inc.	4,150	441,145
Brandywine Realty Trust	1,130	13,108
BRE Properties, Inc.	1,100	53,185
Camden Property Trust	1,970	129,291
CBL & Associates Properties, Inc.	5,000	111,850
Chimera Investment Corp.	47,600	127,092
CommonWealth REIT	11,842	162,354
Corporate Office Properties Trust	1,820	45,409
12DDR Corp.	2,800	43,008
Digital Realty Trust, Inc.	4,660	286,264
Douglas Emmett, Inc.	4,410	103,415
Duke Realty Corp.	6,310	91,369
Equity Residential	7,350	421,964
[12]Essex Property Trust, Inc.	1,050	157,500
Extra Space Storage, Inc.	2,200	75,878
Federal Realty Investment Trust	1,170	126,161
General Growth Properties, Inc.	16,243	319,337
HCP, Inc.	10,670	472,681
Health Care REIT, Inc.	6,220	369,655
Hospitality Properties Trust	4,950	114,444
Host Hotels & Resorts, Inc.	12,540	181,328
Kilroy Realty Corp.	2,000	88,820
Kimco Realty Corp.	6,880	134,298
Liberty Property Trust	1,340	47,061
Macerich Co.	2,510	143,070
Mack-Cali Realty Corp.	2,630	68,354

(Wilmington Large-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MFA Financial, Inc.	13,500	$110,295
National Retail Properties, Inc.	3,600	114,048
Piedmont Office Realty Trust, Inc.	3,300	58,740
Plum Creek Timber Co., Inc.	3,210	140,919
Prologis, Inc.	9,810	336,385
Public Storage	3,760	521,249
Rayonier, Inc.	3,915	191,874
[12]Realty Income Corp.	3,910	153,546
Regency Centers Corp.	2,060	98,921
Senior Housing Properties Trust	3,140	69,017
Simon Property Group, Inc.	8,433	1,283,587
SL Green Realty Corp.	1,990	149,847
Taubman Centers, Inc.	1,850	145,318
UDR, Inc.	8,480	205,810
Ventas, Inc.	6,866	434,412
Vornado Realty Trust	1,473	118,149
Weingarten Realty Investors	3,560	96,120
Weyerhaeuser Co.	14,010	387,937
		$11,234,142

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
*Alexander & Baldwin, Inc.	260	7,522
*CBRE Group, Inc.	8,910	160,558
*Forest City Enterprises, Inc.	3,200	51,360
*Howard Hughes Corp.	658	46,060
Jones Lang LaSalle, Inc.	270	20,990
*,12St Joe Co.	2,820	55,836
		$342,326

THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.	16,032	136,032
[12]New York Community Bancorp, Inc.	1,940	26,888
People’s United Financial, Inc.	7,600	91,428
*TFS Financial Corp.	250	2,238
Washington Federal, Inc.	270	4,531
		$261,117
TOTAL FINANCIALS		$57,579,349

HEALTH CARE – 11.9%

BIOTECHNOLOGY – 1.8%
*Alexion Pharmaceuticals, Inc.	5,540	500,705
Amgen, Inc.	19,984	1,729,515
*Ariad Pharmaceuticals, Inc.	3,900	84,045
*Biogen Idec, Inc.	6,400	884,608
*BioMarin Pharmaceutical, Inc.	3,000	111,120
*Celgene Corp.	11,183	819,938
*Gilead Sciences, Inc.	19,327	1,298,001
*,12Incyte Corp. Ltd.	800	12,768

Description	Number of Shares	Value

*Medivation, Inc.	1,800	$92,016
*,12Myriad Genetics, Inc.	2,310	60,453
*Onyx Pharmaceuticals, Inc.	1,200	94,032
*Regeneron Pharmaceuticals, Inc.	2,400	341,520
*United Therapeutics Corp.	1,340	61,198
*Vertex Pharmaceuticals, Inc.	6,183	298,268
		$6,388,187

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
*Alere, Inc.	2,650	50,880
Baxter International, Inc.	16,150	1,011,475
Becton Dickinson & Co.	6,160	466,189
*Boston Scientific Corp.	42,300	217,422
*CareFusion Corp.	4,900	130,144
Cooper Cos., Inc.	2,050	196,759
Covidien PLC	10,700	587,965
CR Bard, Inc.	3,380	325,122
DENTSPLY International, Inc.	3,670	135,203
*Edwards Lifesciences Corp.	3,286	285,323
Hill-Rom Holdings, Inc.	2,260	63,483
*Hologic, Inc.	8,040	165,785
*IDEXX Laboratories, Inc.	1,790	172,198
*Intuitive Surgical, Inc.	1,000	542,220
Medtronic, Inc.	23,860	992,099
[12]ResMed, Inc.	4,620	184,523
St Jude Medical, Inc.	7,370	281,976
Stryker Corp.	9,400	494,440
Teleflex, Inc.	1,160	78,822
*Thoratec Corp.	100	3,570
*Varian Medical Systems, Inc.	2,750	183,590
Zimmer Holdings, Inc.	3,010	193,272
		$6,762,460

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Aetna, Inc.	9,220	402,914
*AMERIGROUP Corp.	1,900	173,546
AmerisourceBergen Corp.	10,570	416,881
*Brookdale Senior Living, Inc.	470	11,026
Cardinal Health, Inc.	11,200	460,656
*Catamaran Corp.	3,912	184,490
Cigna Corp.	7,890	402,390
*Community Health Systems, Inc.	290	7,952
Coventry Health Care, Inc.	3,890	169,760
*Davita Healthcare Partners, Inc.	2,294	258,121
*Express Scripts Holding Co.	19,862	1,222,307
HCA Holdings, Inc.	5,500	156,255
*,12Health Management Associates, Inc.	3,700	27,010

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14	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Health Net, Inc.	1,220	$26,254
*Henry Schein, Inc.	3,760	277,413
Humana, Inc.	3,970	294,852
*Laboratory Corp. of America Holdings	3,110	263,510
*LifePoint Hospitals, Inc.	2,330	82,342
McKesson Corp.	6,300	587,853
*MEDNAX, Inc.	1,370	94,503
Omnicare, Inc.	1,959	67,644
Patterson Cos., Inc.	970	32,398
Quest Diagnostics, Inc.	2,850	164,502
*Tenet Healthcare Corp.	2,425	57,230
UnitedHealth Group, Inc.	24,720	1,384,320
Universal Health Services, Inc.	680	28,145
*VCA Antech, Inc.	70	1,371
WellPoint, Inc.	8,910	546,005
		$7,801,650

HEALTH CARE TECHNOLOGY – 0.1%
*Allscripts Healthcare Solutions, Inc.	4,700	60,724
*Cerner Corp.	4,820	367,236
		$427,960

LIFE SCIENCES TOOLS & SERVICES – 0.5%
Agilent Technologies, Inc.	9,890	355,941
*Bio-Rad Laboratories, Inc.	890	90,202
*Charles River Laboratories International, Inc.	1,920	71,654
*Covance, Inc.	240	11,690
*,12Illumina, Inc.	2,600	123,526
*Life Technologies Corp.	3,031	148,246
*Mettler-Toledo International, Inc.	920	155,820
PerkinElmer, Inc.	3,470	107,327
*,12QIAGEN NV	1,900	33,155
Techne Corp.	1,731	116,600
Thermo Fisher Scientific, Inc.	9,120	556,867
*Waters Corp.	2,810	229,886
		$2,000,914

PHARMACEUTICALS – 5.4%
Abbott Laboratories	40,409	2,647,598
Allergan, Inc.	9,240	830,861
Bristol-Myers Squibb Co.	31,900	1,060,675
Eli Lilly & Co.	24,090	1,171,497
*Endo Pharmaceuticals Holdings, Inc.	3,410	97,731
*Forest Laboratories, Inc.	5,230	176,303
*Hospira, Inc.	2,070	63,528
Johnson & Johnson	64,520	4,569,306
Merck & Co., Inc.	75,446	3,442,601
*Mylan, Inc.	12,130	307,374

Description	Number of Shares	Value

Perrigo Co.	1,460	$167,915
Pfizer, Inc.	186,207	4,630,968
*Salix Pharmaceuticals Ltd.	1,600	62,464
*Valeant Pharmaceuticals International, Inc.	2	112
*Warner Chilcott PLC	5,600	64,848
*Watson Pharmaceuticals, Inc.	3,920	336,924
		$19,630,705
TOTAL HEALTH CARE		$43,011,876

INDUSTRIALS – 10.6%

AEROSPACE & DEFENSE – 2.3%
Alliant Techsystems, Inc.	1,020	58,436
*BE Aerospace, Inc.	2,900	130,761
Boeing Co.	17,890	1,260,172
*Engility Holdings, Inc.	285	5,415
Exelis, Inc.	5,070	56,074
General Dynamics Corp.	7,310	497,665
Honeywell International, Inc.	20,470	1,253,583
*Huntington Ingalls Industries, Inc.	1,645	69,715
L-3 Communications Holdings, Inc.	3,310	244,278
Lockheed Martin Corp.	7,750	725,943
Northrop Grumman Corp.	5,470	375,734
Precision Castparts Corp.	4,290	742,470
Raytheon Co.	7,620	430,987
Rockwell Collins, Inc.	2,870	153,775
*Spirit Aerosystems Holdings, Inc.	1,940	30,322
Textron, Inc.	6,370	160,588
*TransDigm Group, Inc.	1,290	171,841
United Technologies Corp.	23,160	1,810,186
		$8,177,945

AIR FREIGHT & LOGISTICS – 0.6%
CH Robinson Worldwide, Inc.	2,484	149,860
Expeditors International of Washington, Inc.	1,280	46,861
FedEx Corp.	7,660	704,643
United Parcel Service, Inc.	17,250	1,263,563
UTi Worldwide, Inc.	800	11,112
		$2,176,039

AIRLINES – 0.1%
Copa Holdings SA	720	66,830
*Delta Air Lines, Inc.	20,020	192,793
Southwest Airlines Co.	2,530	22,315
*,12United Continental Holdings, Inc.	9,933	190,813
		$472,751

BUILDING PRODUCTS – 0.1%
Armstrong World Industries, Inc.	40	2,072
*Fortune Brands Home & Security, Inc.	4,760	135,374

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Lennox International, Inc.	1,490	$74,574
Masco Corp.	9,130	137,772
*Owens Corning	890	29,895
		$379,687

COMMERCIAL SERVICES & SUPPLIES – 0.6%
*ACCO Brands Corp.	1,543	11,171
*ADT Corp.	8,850	367,363
Avery Dennison Corp.	510	16,514
*,12Cintas Corp.	3,520	147,171
*Clean Harbors, Inc.	1,300	75,855
*,[12]Copart, Inc.	1,880	54,125
Corrections Corp. of America	3,600	121,140
Iron Mountain, Inc.	3,680	127,328
*KAR Auction Services, Inc.	100	2,000
[12]Pitney Bowes, Inc.	2,430	34,895
Republic Services, Inc.	8,540	242,109
12RR Donnelley & Sons Co.	11,570	115,931
*Stericycle, Inc.	2,852	270,256
[12]Waste Connections, Inc.	5,175	169,895
Waste Management, Inc.	12,240	400,738
		$2,156,491

CONSTRUCTION & ENGINEERING – 0.2%
*AECOM Technology Corp.	1,800	38,646
Chicago Bridge & Iron Co. NV	1,600	60,080
Fluor Corp.	5,270	294,329
*Jacobs Engineering Group, Inc.	1,550	59,814
KBR, Inc.	1,670	46,526
*Quanta Services, Inc.	5,010	129,909
*Shaw Group, Inc.	640	28,026
URS Corp.	2,220	74,326
		$731,656

ELECTRICAL EQUIPMENT – 0.6%
AMETEK, Inc.	6,780	241,029
*Babcock & Wilcox Co.	2,940	75,764
Cooper Industries PLC	5,200	389,688
Emerson Electric Co.	15,290	740,495
*General Cable Corp.	960	27,389
*GrafTech International Ltd.	5,400	56,754
Hubbell, Inc.	1,590	133,115
*,[12]Polypore International, Inc.	1,700	59,976
Regal-Beloit Corp.	600	39,108
Rockwell Automation, Inc.	3,820	271,449
Roper Industries, Inc.	3,210	350,436
		$2,385,203

INDUSTRIAL CONGLOMERATES – 2.3%
3M Co.	16,310	1,428,756
Carlisle Cos., Inc.	1,890	104,989
Danaher Corp.	15,480	800,780

Description	Number of Shares	Value

General Electric Co.	264,920	$5,579,215
Tyco International Ltd.	17,700	475,599
		$8,389,339

MACHINERY – 2.2%
*AGCO Corp.	2,760	125,608
Caterpillar, Inc.	16,400	1,390,884
*CNH Global NV	100	4,480
Crane Co.	50	2,099
Cummins, Inc.	5,420	507,204
Deere & Co.	10,350	884,304
Donaldson Co., Inc.	4,860	156,832
Dover Corp.	3,860	224,729
[12]Eaton Corp.	8,400	396,648
Flowserve Corp.	1,140	154,459
Gardner Denver, Inc.	1,030	71,410
Graco, Inc.	2,140	102,848
Harsco Corp.	1,810	36,182
12IDEX Corp.	2,120	90,164
Illinois Tool Works, Inc.	11,000	674,630
Ingersoll-Rand PLC	8,500	399,755
12ITT Corp.	2,535	52,728
Joy Global, Inc.	3,280	204,836
Kennametal, Inc.	2,650	93,863
Lincoln Electric Holdings, Inc.	2,600	112,762
Manitowoc Co., Inc.	3,910	55,718
*,[12]Navistar International Corp.	1,680	31,500
Nordson Corp.	2,000	118,060
*Oshkosh Corp.	190	5,696
12PACCAR, Inc.	7,890	341,953
Pall Corp.	3,170	199,583
Parker Hannifin Corp.	4,500	353,970
*Pentair Ltd.	4,766	201,316
Snap-On, Inc.	1,780	137,647
SPX Corp.	1,230	84,366
Stanley Black & Decker, Inc.	3,320	230,076
*Terex Corp.	2,030	45,777
Timken Co.	2,400	94,776
Toro Co.	3,140	132,571
Trinity Industries, Inc.	1,080	33,782
Valmont Industries, Inc.	1,060	143,206
*WABCO Holdings, Inc.	2,050	120,069
Wabtec Corp.	910	74,529
Xylem, Inc.	1,270	30,810
		$8,121,830

MARINE – 0.1%
*Kirby Corp.	1,500	86,220
Matson, Inc.	5,660	120,275
		$206,495

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PROFESSIONAL SERVICES INDUSTRY – 0.3%
Dun & Bradstreet Corp.	930	$75,367
Equifax, Inc.	4,060	203,162
*IHS, Inc.	2,140	180,595
Manpower, Inc.	1,860	70,568
*Nielsen Holdings NV	2,100	60,732
[12]Robert Half International, Inc.	4,810	129,341
Towers Watson & Co.	2,800	150,388
*Verisk Analytics, Inc.	4,200	214,200
		$1,084,353

ROAD & RAIL – 0.9%
Con-way, Inc.	1,840	53,562
CSX Corp.	31,200	638,664
*Hertz Global Holdings, Inc.	8,050	106,823
JB Hunt Transport Services, Inc.	2,980	174,926
Kansas City Southern	2,800	225,288
Landstar System, Inc.	1,590	80,533
Norfolk Southern Corp.	6,860	420,861
Ryder System, Inc.	1,640	73,997
Union Pacific Corp.	11,660	1,434,530
		$3,209,184

TRADING COMPANIES & DISTRIBUTORS – 0.3%
Fastenal Co.	9,660	431,802
GATX Corp.	290	12,023
MSC Industrial Direct Co., Inc.	1,390	103,694
*United Rentals, Inc.	2,600	105,716
*,[12]WESCO International, Inc.	380	24,654
WW Grainger, Inc.	1,510	304,129
		$982,018
TOTAL INDUSTRIALS		$38,472,991

INFORMATION TECHNOLOGY – 18.2%

COMMUNICATIONS EQUIPMENT – 1.7%
*,12 Acme Packet, Inc.	1,600	26,464
*Brocade Communications Systems, Inc.	8,790	46,587
Cisco Systems, Inc.	131,120	2,247,397
* EchoStar Corp.	270	8,575
* F5 Networks, Inc.	1,210	99,801
Harris Corp.	4,040	184,951
*JDS Uniphase Corp.	5,850	56,687
*Juniper Networks, Inc.	15,940	264,126
Motorola Solutions, Inc.	7,790	402,587
*Polycom, Inc.	3,200	32,064
QUALCOMM, Inc.	44,100	2,583,158
*Riverbed Technology, Inc.	4,200	77,574
		$6,029,971

Description	Number of Shares	Value

COMPUTERS & PERIPHERALS – 4.7%
Apple, Inc.	23,540	$14,008,654
*Dell, Inc.	40,150	370,584
Diebold, Inc.	973	28,947
*EMC Corp.	52,570	1,283,759
*,[12]Fusion-IO, Inc.	300	7,080
Hewlett-Packard Co.	48,690	674,356
[12]Lexmark International, Inc.	2,230	47,410
*NCR Corp.	5,320	113,210
*NetApp, Inc.	943	25,367
*SanDisk Corp.	6,450	269,352
*Western Digital Corp.	4,680	160,196
		$16,988,915

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS INDUSTRY – 0.5%
Amphenol Corp.	5,350	321,695
*Arrow Electronics, Inc.	3,540	124,714
*Avnet, Inc.	6,360	182,214
AVX Corp.	200	1,968
Corning, Inc.	35,340	415,245
*,12Dolby Laboratories, Inc.	1,350	42,646
FLIR Systems, Inc.	3,390	65,868
*Ingram Micro, Inc.	4,200	63,840
*,12IPG Photonics Corp.	100	5,308
*Itron, Inc.	70	2,874
Jabil Circuit, Inc.	5,240	90,862
[12]Molex, Inc.	3,650	94,791
National Instruments Corp.	2,880	67,853
*Tech Data Corp.	1,700	75,327
*Trimble Navigation Ltd.	3,850	181,643
*Vishay Intertechnology, Inc.	2,370	19,624
		$1,756,472

INTERNET SOFTWARE & SERVICES – 2.0%
*Akamai Technologies, Inc.	4,850	184,251
*AOL, Inc.	2,331	80,023
*eBay, Inc.	29,720	1,435,179
*Equinix, Inc.	1,290	232,729
*Facebook, Inc.	6,000	126,690
*Google, Inc.	6,485	4,408,308
IAC/InterActiveCorp	1,130	54,635
*Linkedin Corp.	900	96,237
*Rackspace Hosting, Inc.	2,800	178,332
*VeriSign, Inc.	3,950	146,427
*Yahoo!, Inc.	22,470	377,721
		$7,320,532

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

IT SERVICES – 3.8%
Accenture PLC	17,600	$1,186,416
*Alliance Data Systems Corp.	2,090	298,974
*Amdocs Ltd.	2,720	89,950
Automatic Data Processing, Inc.	14,230	822,352
Broadridge Financial Solutions, Inc.	3,630	83,308
*Cognizant Technology Solutions Corp.	8,870	591,185
Computer Sciences Corp.	3,600	109,620
*CoreLogic, Inc.	180	4,284
DST Systems, Inc.	170	9,697
Fidelity National Information Services, Inc.	7,543	247,938
*Fiserv, Inc.	3,830	287,020
*FleetCor Technologies, Inc.	600	28,446
*,[12] Gartner, Inc.	1,700	78,897
Genpact Ltd.	400	7,044
Global Payments, Inc.	3,250	138,937
International Business Machines Corp.	28,300	5,505,199
Jack Henry & Associates, Inc.	1,900	72,200
Lender Processing Services, Inc.	770	18,565
Mastercard, Inc.	2,880	1,327,478
*NeuStar, Inc.	3,350	122,577
Paychex, Inc.	9,570	310,355
Saic, Inc.	8,800	96,712
*Teradata Corp.	5,770	394,149
Total System Services, Inc.	4,520	101,655
*VeriFone Systems, Inc.	2,600	77,064
Visa, Inc.	12,930	1,794,167
Western Union Co.	990	12,573
		$13,816,762

OFFICE ELECTRONICS – 0.0%**
Xerox Corp.	960	6,182
*Zebra Technologies Corp.	350	12,576
		$18,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.9%
*,12Advanced Micro Devices, Inc.	12,850	26,342
Altera Corp.	3,830	116,738
Analog Devices, Inc.	8,820	344,950
Applied Materials, Inc.	32,580	345,348
*Atmel Corp.	11,220	52,341
Avago Technologies Ltd.	2,500	82,575
*Broadcom Corp.	9,630	303,682
*,[12]Cree, Inc.	3,430	104,032
*Cypress Semiconductor Corp.	5,630	55,793
*Fairchild Semiconductor International, Inc.	1,810	21,286
Intel Corp.	111,370	2,408,376
KLA-Tencor Corp.	3,550	165,146

Description	Number of Shares	Value

*Lam Research Corp.	1,880	$66,552
Linear Technology Corp.	6,470	202,252
*LSI Corp.	18,400	126,040
Marvell Technology Group Ltd.	11,030	87,027
Maxim Integrated Products, Inc.	11,920	328,098
Microchip Technology, Inc.	7,240	226,974
*Micron Technology, Inc.	35,770	194,052
*NVIDIA Corp.	3,380	40,459
*ON Semiconductor Corp.	28,070	172,631
*PMC – Sierra, Inc.	7,550	35,334
*Silicon Laboratories, Inc.	1,380	55,780
*Skyworks Solutions, Inc.	4,800	112,320
*Teradyne, Inc.	3,450	50,439
Texas Instruments, Inc.	29,750	835,678
Xilinx, Inc.	8,200	268,632
		$6,828,877

SOFTWARE – 3.6%
Activision Blizzard, Inc.	8,770	95,505
*Adobe Systems, Inc.	14,080	478,720
*ANSYS, Inc.	2,280	161,606
*Autodesk, Inc.	5,030	160,155
*BMC Software, Inc.	2,550	103,785
CA, Inc.	7,980	179,710
*Cadence Design Systems, Inc.	12,310	155,845
*Citrix Systems, Inc.	4,330	267,637
*Compuware Corp.	1,080	9,353
*,[12]Concur Technologies, Inc.	1,100	72,853
* Electronic Arts, Inc.	12,760	157,586
[12]FactSet Research Systems, Inc.	1,540	139,447
*Fortinet, Inc.	4,000	77,480
*Informatica Corp.	3,500	94,990
Intuit, Inc.	9,040	537,157
*MICROS Systems, Inc.	3,020	137,078
Microsoft Corp.	188,440	5,377,135
*,[12] Netsuite, Inc.	1,200	76,212
* Nuance Communications, Inc.	7,200	160,272
Oracle Corp.	96,300	2,990,115
*Red Hat, Inc.	6,330	311,246
*Rovi Corp.	1,650	22,325
*Salesforce.Com, Inc.	3,420	499,252
*Solarwinds, Inc.	1,300	65,767
Solera Holdings, Inc.	3,000	140,430
*Symantec Corp.	16,620	302,318
*Synopsys, Inc.	5,700	183,540
*,[12]Vmware, Inc.	2,310	195,819
		$13,153,338
TOTAL INFORMATION TECHNOLOGY		$65,913,625

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MATERIALS – 4.0%

CHEMICALS – 2.5%
Air Products & Chemicals, Inc.	4,370	$338,806
Airgas, Inc.	1,960	174,381
Albemarle Corp.	3,080	169,739
Ashland, Inc.	1,940	138,031
Cabot Corp.	2,560	91,546
Celanese Corp.	5,570	211,604
CF Industries Holdings, Inc.	1,623	333,023
Cytec Industries, Inc.	980	67,444
Dow Chemical Co.	28,850	845,305
Eastman Chemical Co.	4,388	259,945
Ecolab, Inc.	8,077	562,159
EI du Pont de Nemours & Co.	23,130	1,029,748
FMC Corp.	3,660	195,883
Huntsman Corp.	7,270	109,341
International Flavors & Fragrances, Inc.	1,600	103,392
*Intrepid Potash, Inc.	100	2,173
Lyondellbasell Industries NV	8,300	443,137
Monsanto Co.	13,750	1,183,462
Mosaic Co.	7,750	405,635
PPG Industries, Inc.	3,920	458,954
Praxair, Inc.	7,550	801,886
[12]Rockwood Holdings, Inc.	2,000	91,800
RPM International, Inc.	3,760	100,242
12Scotts Miracle-Gro Co.	1,470	62,931
Sherwin-Williams Co.	2,058	293,430
[12]Sigma-Aldrich Corp.	3,490	244,789
Valspar Corp.	2,720	152,402
*WR Grace & Co.	2,500	160,400
		$9,031,588

CONSTRUCTION MATERIALS – 0.1%
[12]Martin Marietta Materials, Inc.	1,500	123,465
Vulcan Materials Co.	3,300	151,701
		$275,166

CONTAINERS & PACKAGING – 0.3%
[12]Aptargroup, Inc.	580	29,742
Ball Corp.	7,000	299,810
Bemis Co., Inc.	440	14,542
*Crown Holdings, Inc.	4,340	166,005
[12]Greif, Inc.	270	11,329
*Owens-Illinois, Inc.	3,380	65,876
Packaging Corp. of America	2,850	100,520
Rock-Tenn Co.	2,000	146,380
Sealed Air Corp.	3,900	63,258
Silgan Holdings, Inc.	1,900	82,289
Sonoco Products Co.	510	15,876
		$995,627

Description	Number of Shares	Value

METALS & MINING – 0.9%
Alcoa, Inc.	35,600	$305,092
Allegheny Technologies, Inc.	2,650	69,827
*Allied Nevada Gold Corp.	1,600	59,072
[12]Carpenter Technology Corp.	3,080	149,719
[12]Cliffs Natural Resources, Inc.	5,540	200,936
Commercial Metals Co.	870	11,971
Compass Minerals International, Inc.	900	70,965
Freeport-McMoRan Copper & Gold, Inc.	22,160	861,581
*,12Molycorp, Inc.	1,900	19,760
Newmont Mining Corp.	11,570	631,143
Nucor Corp.	9,150	367,189
Reliance Steel & Aluminum Co.	750	40,755
Royal Gold, Inc.	2,400	211,392
Southern Copper Corp.	2,170	82,677
Steel Dynamics, Inc.	5,700	72,105
[12]Titanium Metals Corp.	3,351	39,240
[12]United States Steel Corp.	3,420	69,734
Walter Industries, Inc.	1,950	68,172
		$3,331,330

PAPER & FOREST PRODUCTS – 0.2%
[12]Domtar Corp.	1,800	143,550
International Paper Co.	10,540	377,648
MeadWestvaco Corp.	4,680	138,949
		$660,147
TOTAL MATERIALS		$14,293,858

TELECOMMUNICATION SERVICES – 3.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.	146,457	5,065,948
Centurylink, Inc.	16,419	630,161
[12]Frontier Communications Corp.	21,600	101,952
*,12Level 3 Communications, Inc.	2,028	41,574
*tw telecom, Inc.	4,100	104,427
Verizon Communications, Inc.	71,720	3,201,581
[12]Windstream Corp.	28,500	271,890
		$9,417,533

WIRELESS TELECOMMUNICATION SERVICES – 0.4%
*Clearwire Corp.	8,700	17,400
*Crown Castle International Corp.	8,640	576,720
*MetroPCS Communications, Inc.	4,930	50,335
*,12 NII Holdings, Inc.	5,590	44,552
*SBA Communications Corp.	3,210	213,882
*Sprint Nextel Corp.	72,040	399,102
Telephone & Data Systems, Inc.	2,424	60,285
*United States Cellular Corp.	90	3,329
		$1,365,605
TOTAL TELECOMMUNICATION SERVICES		$10,783,138

(Wilmington Large-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

UTILITIES – 3.6%

ELECTRIC UTILITIES – 1.9%
American Electric Power Co., Inc.	10,690	$475,064
Duke Energy Corp.	16,695	1,096,695
Edison International	8,620	404,623
Entergy Corp.	4,570	331,691
Exelon Corp.	21,599	772,812
FirstEnergy Corp.	10,326	472,105
Great Plains Energy, Inc.	6,220	139,577
Hawaiian Electric Industries, Inc.	2,710	70,135
ITC Holdings Corp.	1,320	105,098
NextEra Energy, Inc.	10,040	703,402
Northeast Utilities	5,713	224,521
12NV Energy, Inc.	5,880	111,779
[12]Pepco Holdings, Inc.	14,750	293,082
Pinnacle West Capital Corp.	3,200	169,504
PPL Corp.	20,600	609,348
Southern Co.	18,981	889,070
[12]Westar Energy, Inc.	2,960	87,912
		$6,956,418

GAS UTILITIES – 0.2%
AGL Resources, Inc.	3,820	155,971
Atmos Energy Corp.	2,610	93,882
National Fuel Gas Co.	1,410	74,307
ONEOK, Inc.	5,160	244,068
Questar Corp.	6,500	131,560
UGI Corp.	1,890	61,028
		$760,816

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
*AES Corp.	19,910	208,059
*Calpine Corp.	8,450	148,720
*NRG Energy, Inc.	7,100	153,076
		$509,855

MULTI-UTILITIES – 1.3%
Alliant Energy Corp.	2,000	89,400
Ameren Corp.	6,450	212,076
CenterPoint Energy, Inc.	5,060	109,650
CMS Energy Corp.	7,770	188,966
Consolidated Edison, Inc.	7,340	443,189
Dominion Resources, Inc.	12,270	647,611
DTE Energy Co.	3,900	242,190
Integrys Energy Group, Inc.	1,760	95,110
MDU Resources Group, Inc.	4,280	93,004
NiSource, Inc.	5,400	137,538
OGE Energy Corp.	3,110	179,074

Description	Number of Shares	Value

PG&E Corp.	11,120	$472,822
Public Service Enterprise Group, Inc.	11,100	355,644
SCANA Corp.	740	36,319
Sempra Energy	5,350	373,162
TECO Energy, Inc.	8,530	152,431
Vectren Corp.	1,680	49,678
Wisconsin Energy Corp.	7,340	282,370
Xcel Energy, Inc.	11,770	332,503
		$4,492,737

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	4,390	161,289
Aqua America, Inc.	1,500	38,085
		$199,374
TOTAL UTILITIES		$12,919,200
TOTAL COMMON STOCKS (COST $271,875,668)		$360,937,152

INVESTMENT COMPANY – 0.1%

EQUITY FUND – 0.1%
*iShares Russell 1000 Index Fund	2,500	195,000
TOTAL INVESTMENT COMPANY (COST $196,305)		$195,000

MONEY MARKET FUND – 0.1%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	292,252	292,252
TOTAL MONEY MARKET FUND (COST $292,252)		$292,252

PREFERRED STOCK – 0.0%**

CONSUMER DISCRETIONARY – 0.0%**

SPECIALTY RETAIL – 0.0%**
*Orchard Supply Hardware Stores Corp.	57	117
TOTAL PREFERRED STOCK (COST $132)		$117

RIGHTS – 0.0%**
*Celgene Corp.	89	265
*Fresenius Kabi Pharmaceuticals Holding, Inc.	132	0
*Sanofi Avanetis SA CVR	8,520	15,507
TOTAL RIGHTS (COST $20,874)		$15,772

WARRANTS – 0.0%**
*American International Group, Inc. CW21	2,055	29,079
*Kinder Morgan, Inc.	16,345	62,928
TOTAL WARRANTS (COST $48,689)		$92,007
TOTAL INVESTMENTS IN SECURITIES –100.0% (COST $272,433,920)		$361,532,300

(Wilmington Large-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

REPURCHASE AGREEMENTS – 2.5%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $2,163,541, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $2,206,793.	$2,163,522	$2,163,522
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $2,163,543, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $2,206,792.	2,163,522	2,163,522
HSBC Securities USA, Inc., 0.27%, dated 10/31/12, due 11/01/12, repurchase price $2,163,538, collateralized by a U.S. Treasury Note 0.00% to 9.38%, maturing 11/15/12 to 7/15/36; total market value of $2,206,793.	2,163,522	2,163,522

Description	Par Value	Value

Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $2,163,545, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $2,206,792.	$2,163,522	$2,163,522
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $455,479, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $464,586.	455,475	455,475
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,109,563)		$9,109,563
TOTAL INVESTMENTS – 102.5% (COST $281,543,483)		$370,641,863
COLLATERAL FOR SECURITIES ON LOAN – (2.5%)		(9,109,563)
OTHER ASSETS LESS LIABILITIES – 0.0%**		77,699
TOTAL NET ASSETS – 100.0%		$361,609,999

Cost of investments for Federal income tax purposes is $287,192,175. The net unrealized appreciation/(depreciation) of investments was $83,449,688. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $88,026,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,576,768.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$360,937,152	$—	$—	$360,937,152
Investment Company	195,000	—	—	195,000
Preferred Stock	117	—	—	117
Rights	15,772	—	—	15,772
Warrants	92,007	—	—	92,007
Money Market Fund	292,252	—	—	292,252
Repurchase Agreements	—	9,109,563	—	9,109,563

Total	$361,532,300	$9,109,563	$—	$370,641,863

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Value Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Financials	32.4%
Energy	14.5%
Health Care	12.8%
Information Technology	11.8%
Consumer Discretionary	8.4%
Industrials	7.8%
Materials	6.4%
Consumer Staples	3.0%
Utilities	1.1%
Cash Equivalents[1]	4.5%
Other Assets and Liabilities – Net[2]	(2.7)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.2%
CONSUMER DISCRETIONARY – 8.4%

AUTOMOBILES – 2.7%
*General Motors Co.	134,300	$3,424,650

MEDIA – 5.7%
Time Warner, Inc.	75,450	3,278,303
Viacom, Inc.	74,800	3,834,996
		$7,113,299
TOTAL CONSUMER DISCRETIONARY		$10,537,949
CONSUMER STAPLES – 3.0%

FOOD & STAPLES RETAILING – 1.9%
CVS Caremark Corp.	51,350	2,382,640
TOBACCO – 1.1%
Philip Morris International, Inc.	15,800	1,399,248
TOTAL CONSUMER STAPLES		$3,781,888
ENERGY – 14.5%

ENERGY EQUIPMENT & SERVICES – 1.7%
Halliburton Co.	67,900	2,192,491

Description	Number of Shares	Value
OIL, GAS & CONSUMABLE FUELS – 12.8%
Apache Corp.	56,750	$4,696,062
Canadian Natural Resources Ltd.	125,650	3,794,630
Noble Energy, Inc.	14,300	1,358,643
Occidental Petroleum Corp.	19,800	1,563,408
Talisman Energy, Inc.	413,600	4,715,040
		$16,127,783
TOTAL ENERGY		$18,320,274
FINANCIALS – 32.4%
CAPITAL MARKETS – 2.4%
Goldman Sachs Group, Inc.	25,150	3,078,108
COMMERCIAL BANKS – 2.5%
Wells Fargo & Co.	95,000	3,200,550
CONSUMER FINANCE – 2.0%
Capital One Financial Corp.	41,200	2,479,004
DIVERSIFIED FINANCIAL SERVICES – 6.1%
Citigroup, Inc.	134,630	5,033,816
JPMorgan Chase & Co.	63,950	2,665,436
		$7,699,252

(Wilmington Large-Cap Value Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Value Fund (continued)

Description	Number of Shares	Value

INSURANCE – 19.4%
*American International Group, Inc.	111,800	$3,905,174
Aon PLC	56,800	3,064,360
Hartford Financial Services Group, Inc.	237,500	5,156,125
Lincoln National Corp.	52,600	1,303,954
Loews Corp.	63,846	2,699,409
MetLife, Inc.	123,600	4,386,564
Unum Group	193,650	3,927,222
		$24,442,808
TOTAL FINANCIALS		$40,899,722

HEALTH CARE – 12.8%

PHARMACEUTICALS – 12.8%
Merck & Co., Inc.	54,300	2,477,709
Pfizer, Inc.	202,950	5,047,367
Sanofi-Aventis SA ADR	131,600	5,770,660
Teva Pharmaceutical Industries Ltd. ADR	69,600	2,813,232
		$16,108,968
TOTAL HEALTH CARE		$16,108,968

INDUSTRIALS – 7.8%

AEROSPACE & DEFENSE – 1.7%
Raytheon Co.	37,100	2,098,376

COMMERCIAL SERVICES & SUPPLIES – 0.8%
[12]Pitney Bowes, Inc.	69,210	993,856

MACHINERY – 3.6%
Ingersoll-Rand PLC	47,850	2,250,385
12PACCAR, Inc.	52,200	2,262,348
		$4,512,733

ROAD & RAIL – 1.7%
Union Pacific Corp.	17,700	2,177,631
TOTAL INDUSTRIALS		$9,782,596

INFORMATION TECHNOLOGY – 11.8%

COMMUNICATIONS EQUIPMENT – 3.1%
Cisco Systems, Inc.	228,900	3,923,346

COMPUTERS & PERIPHERALS – 2.0%
Hewlett-Packard Co.	182,400	2,526,240

SOFTWARE – 6.7%
CA, Inc.	240,000	5,404,800
Microsoft Corp.	105,500	3,010,442
		$8,415,242
TOTAL INFORMATION TECHNOLOGY		$14,864,828

MATERIALS – 6.4%

CHEMICALS – 1.7%
Mosaic Co.	41,800	2,187,812

Description	Number of Shares	Value

METALS & MINING – 4.7%
AngloGold Ashanti Ltd. ADR	135,599	$4,607,654
Barrick Gold Corp.	31,100	1,259,550
		$5,867,204
TOTAL MATERIALS		$8,055,016

UTILITIES – 1.1%

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.1%
NRG Energy, Inc.	66,150	1,426,194
TOTAL COMMON STOCKS (COST $111,015,372)		$123,777,435

MONEY MARKET FUND – 1.9%
[8,9]Wilmington Prime Money Market Fund, 0.03%	2,331,727	2,331,727
TOTAL MONEY MARKET FUND (COST $2,331,727)		$2,331,727
TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $113,347,099)		$126,109,162
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.6%

REPURCHASE AGREEMENTS – 2.6%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $1,000,009, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $1,020,000.	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $1,000,010, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $1,020,000.	1,000,000	1,000,000
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $1,000,011, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $330,859, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $337,474.	330,856	330,856
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,330,856)		$3,330,856
TOTAL INVESTMENTS – 102.7% (COST $116,677,955)		$129,440,018
COLLATERAL FOR SECURITIES ON LOAN – (2.6%)		(3,330,856)
OTHER LIABILITIES LESS ASSETS – (0.1%)		(90,025)
TOTAL NET ASSETS – 100.0%		$126,019,137

(Wilmington Large-Cap Value Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Large-Cap Value Fund (concluded)

Cost of investments for Federal income tax purposes is $120,411,253. The net unrealized appreciation/(depreciation) of investments was $9,028,765. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,579,557 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,550,792.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$123,777,435	$—	$—	$123,777,435
Money Market Fund	2,331,727	—	—	2,331,727
Repurchase Agreements	—	3,330,856	—	3,330,856

Total	$126,109,162	$3,330,856	$—	$129,440,018

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

24

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Mid-Cap Growth Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Consumer Discretionary	22.2%
Information Technology	18.2%
Industrials	16.2%
Health Care	13.2%
Financials	10.3%
Energy	9.8%
Materials	5.8%
Consumer Staples	3.7%
Cash Equivalents[1]	9.1%
Other Assets and Liabilities – Net[2]	(8.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.4%

CONSUMER DISCRETIONARY – 22.2%

AUTO COMPONENTS – 1.8%
*BorgWarner, Inc.	75,600	$4,975,992

DISTRIBUTORS – 2.3%
*LKQ Corp.	298,900	6,244,021

HOTELS RESTAURANTS & LEISURE – 3.1%
*DineEquity, Inc.	70,200	4,401,540
*Panera Bread Co.	24,400	4,114,816
		$8,516,356

MEDIA – 2.4%
CBS Corp., Non-Voting	199,800	6,473,520

MULTILINE RETAIL – 1.9%
Nordstrom, Inc.	90,100	5,114,977

SPECIALTY RETAIL – 4.6%
[12]GameStop Corp.	154,900	3,536,367
Ltd. Brands, Inc.	96,100	4,602,229
*Vitamin Shoppe, Inc.	73,150	4,187,106
		$12,325,702

Description	Number of Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 6.1%
Coach, Inc.	86,400	$4,842,720
*Lululemon Athletica, Inc.	60,000	4,140,600
PVH Corp.	68,500	7,534,315
		$16,517,635
TOTAL CONSUMER DISCRETIONARY		$60,168,203

CONSUMER STAPLES – 3.7%

FOOD PRODUCTS – 0.9%
*,[12]Green Mountain Coffee Roasters, Inc.	101,100	2,442,576

HOUSEHOLD PRODUCTS – 1.3%
Church & Dwight Co., Inc.	68,200	3,461,832

PERSONAL PRODUCTS – 1.5%
[12]Herbalife Ltd.	83,100	4,267,185
TOTAL CONSUMER STAPLES		$10,171,593

ENERGY – 9.8%

ENERGY EQUIPMENT & SERVICES – 4.5%
*Cameron International Corp.	80,200	4,061,328
Core Laboratories NV	38,525	3,993,502

(Wilmington Mid-Cap Growth Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value
*FMC Technologies, Inc.	44,700	$1,828,230
Lufkin Industries, Inc.	46,500	2,325,465
		$12,208,525

OIL, GAS & CONSUMABLE FUELS – 5.3%
Cabot Oil & Gas Corp.	80,000	3,758,400
Noble Energy, Inc.	39,100	3,714,891
Peabody Energy Corp.	95,900	2,675,610
*Whiting Petroleum Corp.	103,800	4,361,676
		$14,510,577
TOTAL ENERGY		$26,719,102

FINANCIALS – 10.3%

CAPITAL MARKETS – 3.6%
Raymond James Financial, Inc.	152,100	5,801,094
T Rowe Price Group, Inc.	61,500	3,993,810
		$9,794,904

COMMERCIAL BANKS – 2.0%
*SVB Financial Group	49,400	2,795,546
*Texas Capital Bancshares, Inc.	54,800	2,601,356
		$5,396,902

DIVERSIFIED FINANCIAL SERVICES – 1.6%
*IntercontinentalExchange, Inc.	33,700	4,414,700

INSURANCE – 1.5%
Brown & Brown, Inc.	153,600	3,924,480

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.6%
*CBRE Group, Inc.	239,000	4,306,780
TOTAL FINANCIALS		$27,837,766

HEALTH CARE – 13.2%

BIOTECHNOLOGY – 0.9%
*Regeneron Pharmaceuticals, Inc.	18,100	2,575,630

HEALTH CARE EQUIPMENT & SUPPLIES – 4.2%
*Alere, Inc.	157,100	3,016,320
*Intuitive Surgical, Inc.	8,420	4,565,492
ResMed, Inc.	93,900	3,750,366
		$11,332,178

HEALTH CARE PROVIDERS & SERVICES – 1.5%
*Express Scripts Holding Co.	66,000	4,061,640

HEALTH CARE TECHNOLOGY – 2.0%
*Allscripts Healthcare Solutions, Inc.	164,600	2,126,632
*Cerner Corp.	43,200	3,291,408
		$5,418,040

Description	Number of Shares	Value

LIFE SCIENCES TOOLS & SERVICES – 1.0%
*Life Technologies Corp.	56,800	$2,778,088

PHARMACEUTICALS – 3.6%
*Auxilium Pharmaceuticals, Inc.	85,200	1,744,896
*,[12] MAP Pharmaceuticals, Inc.	176,400	2,720,088
Perrigo Co.	45,100	5,186,951
		$9,651,935
TOTAL HEALTH CARE		$35,817,511

INDUSTRIALS – 16.2%

AEROSPACE & DEFENSE – 2.2%
HEICO Corp.	88,275	2,690,622
Precision Castparts Corp.	18,900	3,271,023
		$5,961,645

AIR FREIGHT & LOGISTICS – 2.3%
CH Robinson Worldwide, Inc.	63,900	3,855,087
Expeditors International of Washington, Inc.	69,400	2,540,734
		$6,395,821

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Waste Connections, Inc.	96,200	3,158,246

ELECTRICAL EQUIPMENT – 3.7%
AMETEK, Inc.	55,900	1,987,245
*Babcock & Wilcox Co.	159,800	4,118,046
Rockwell Automation, Inc.	57,400	4,078,844
		$10,184,135

MACHINERY – 5.5%
Cummins, Inc.	38,200	3,574,756
Graco, Inc.	105,900	5,089,554
Joy Global, Inc.	55,900	3,490,955
Pall Corp.	43,200	2,719,872
		$14,875,137

TRADING COMPANIES & DISTRIBUTORS – 1.3%
Fastenal Co.	79,100	3,535,770
TOTAL INDUSTRIALS		$44,110,754

INFORMATION TECHNOLOGY – 18.2%

COMMUNICATIONS EQUIPMENT – 3.4%
12ADTRAN, Inc.	178,100	3,008,109
*,[12]Aruba Networks, Inc.	179,300	3,257,881
*F5 Networks, Inc.	35,100	2,895,048
		$9,161,038

(Wilmington Mid-Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

COMPUTERS & PERIPHERALS – 1.1%
*,[12]Stratasys, Inc.	44,500	$2,966,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS INDUSTRY – 2.2%
*,[12]IPG Photonics Corp.	68,600	3,641,288
National Instruments Corp.	107,000	2,520,920
		$6,162,208

IT SERVICES – 1.2%
Global Payments, Inc.	74,400	3,180,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.0%
Altera Corp.	140,000	4,267,200
*Lam Research Corp.	106,500	3,770,100
MKS Instruments, Inc.	115,600	2,731,628
		$10,768,928

SOFTWARE – 6.3%
*ANSYS, Inc.	72,000	5,103,360
*Autodesk, Inc.	149,900	4,772,816
*Citrix Systems, Inc.	67,700	4,184,537
*Sourcefire, Inc.	72,000	3,080,880
		$17,141,593
TOTAL INFORMATION TECHNOLOGY		$49,381,182

MATERIALS – 5.8%

CHEMICALS – 3.2%
Ashland, Inc.	58,500	4,162,275
*WR Grace & Co.	70,400	4,516,864
		$8,679,139

CONTAINERS & PACKAGING – 1.9%
*Crown Holdings, Inc.	137,100	5,244,075

METALS & MINING – 0.7%
Walter Industries, Inc.	50,150	1,753,244
TOTAL MATERIALS		$15,676,458
TOTAL COMMON STOCKS (COST $216,919,323)		$269,882,569

Description	Number of Shares	Value

MONEY MARKET FUND – 0.7%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	1,793,251	$1,793,251
TOTAL MONEY MARKET FUND (COST $1,793,251)		$1,793,251
TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $218,712,574)		$271,675,820
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 8.4%

REPURCHASE AGREEMENTS – 8.4%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $5,434,441, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $5,543,082.	$5,434,393	5,434,393
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $5,434,446, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $5,543,081.	5,434,393	5,434,393
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 10/31/12, due 11/01/12, repurchase price $5,434,435, collateralized by U.S. Government Securities 0.50% to 3.63%, maturing 4/15/15 to 4/15/28; total market value of $5,543,088.	5,434,393	5,434,393
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $5,434,450, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $5,543,081.	5,434,393	5,434,393
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $1,144,092, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $1,166,968.	1,144,083	1,144,083
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $22,881,655)		$22,881,655
TOTAL INVESTMENTS – 108.5% (COST $241,594,229)		$294,557,475
COLLATERAL FOR SECURITIES ON LOAN – (8.4%)		(22,881,655)
OTHER LIABILITIES LESS ASSETS – (0.1%)		(164,563)
TOTAL NET ASSETS – 100.0%		$271,511,257

Cost of investments for Federal income tax purposes is $246,128,133. The net unrealized appreciation/(depreciation) of investments was $48,429,342. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $60,035,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,605,733.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

(Wilmington Mid-Cap Growth Fund continued next page)

PORTFOLIOS OF INVESTMENTS	27

Wilmington Mid-Cap Growth Fund (concluded)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$269,882,569	$—	$—	$269,882,569
Money Market Fund	1,793,251	—	—	1,793,251
Repurchase Agreements	—	22,881,655	—	22,881,655

Total	$271,675,820	$22,881,655	$—	$294,557,475

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

28

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Growth Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Industrials	22.9%
Information Technology	19.7%
Health Care	18.3%
Consumer Discretionary	15.3%
Financials	9.2%
Consumer Staples	6.8%
Materials	6.2%
Energy	1.5%
Utilities	0.2%
Cash Equivalents[1]	10.4%
Other Assets and Liabilities – Net[2]	(10.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.1%

CONSUMER DISCRETIONARY – 15.3%

AUTO COMPONENTS – 0.1%
Cooper Tire & Rubber Co.	8,500	$171,105

DISTRIBUTORS – 0.5%
Core-Mark Holding Co., Inc.	15,700	751,559

DIVERSIFIED CONSUMER SERVICES – 0.3%
*Steiner Leisure Ltd.	11,400	500,688

HOTELS RESTAURANTS & LEISURE – 3.4%
*AFC Enterprises, Inc.	6,210	157,237
*Bally Technologies, Inc.	5,400	269,568
*Carrols Restaurant Group, Inc.	27,590	177,128
[12]Cheesecake Factory, Inc.	16,000	528,960
*DineEquity, Inc.	2,400	150,480
*Life Time Fitness, Inc.	17,500	785,575
*Premier Exhibitions, Inc.	86,600	237,284
Six Flags Entertainment Corp.	28,370	1,620,211
*Sonic Corp.	35,050	349,448

Description	Number of Shares	Value

*Town Sports International Holdings, Inc.	42,400	$534,240
Vail Resorts, Inc.	3,000	170,340
		$4,980,471

HOUSEHOLD DURABLES – 0.7%
*Meritage Homes Corp.	10,900	403,082
Ryland Group, Inc.	19,580	663,175
		$1,066,257

LEISURE EQUIPMENT & PRODUCTS – 0.9%
Brunswick Corp.	6,470	152,627
*LeapFrog Enterprises, Inc.	13,780	121,815
Polaris Industries, Inc.	6,350	536,575
*Smith & Wesson Holding Corp.	28,700	275,520
[12]Sturm Ruger & Co., Inc.	3,450	162,944
		$1,249,481

MEDIA – 1.7%
Arbitron, Inc.	7,600	276,336
*Lions Gate Entertainment Corp.	16,600	276,888
National CineMedia, Inc.	6,600	102,036

(Wilmington Small-Cap Growth Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

Sinclair Broadcast Group, Inc.	101,670	$1,281,042
*,[12]Valassis Communications, Inc.	18,300	476,166
		$2,412,468

SPECIALTY RETAIL – 3.2%
*Aeropostale, Inc.	9,000	107,550
*Cabela’s, Inc.	3,360	150,562
*Hibbett Sports, Inc.	10,000	539,900
Hot Topic, Inc.	15,790	135,794
*,12Lumber Liquidators Holdings, Inc.	4,000	223,280
[12]Monro Muffler Brake, Inc.	53,900	1,828,288
*Select Comfort Corp.	7,300	203,159
Tractor Supply Co.	9,800	943,152
Winmark Corp.	5,800	309,024
*,[12]Zumiez, Inc.	5,130	129,840
		$4,570,549

TEXTILES, APPAREL & LUXURY GOODS – 4.5%
[12]Columbia Sportswear Co.	2,900	163,560
*Crocs, Inc.	40,500	510,300
*,[12]Deckers Outdoor Corp.	4,170	119,387
*Steven Madden Ltd.	26,790	1,149,827
*,[12]Under Armour, Inc.	11,800	616,668
*Warnaco Group, Inc.	12,800	903,424
Wolverine World Wide, Inc.	72,500	3,035,575
		$6,498,741
TOTAL CONSUMER DISCRETIONARY		$22,201,319

CONSUMER STAPLES – 6.8%

BEVERAGES – 0.3%
*National Beverage Corp.	30,800	457,996

FOOD & STAPLES RETAILING – 2.1%
Andersons, Inc.	16,300	640,264
Nash Finch Co.	34,800	669,204
Pricesmart, Inc.	21,500	1,784,285
		$3,093,753

FOOD PRODUCTS – 2.8%
*Darling International, Inc.	24,480	404,655
*Hain Celestial Group, Inc.	4,700	271,660
J&J Snack Foods Corp.	4,100	234,807
Lancaster Colony Corp.	43,300	3,151,374
		$4,062,496

HOUSEHOLD PRODUCTS – 0.7%
WD-40 Co.	19,800	947,628

PERSONAL PRODUCTS – 0.9%
Nature’s Sunshine Products, Inc.	17,000	292,230
12Nu Skin Enterprises, Inc.	16,600	785,678

Description	Number of Shares	Value

*Prestige Brands Holdings, Inc.	10,260	$178,421
		$1,256,329
TOTAL CONSUMER STAPLES		$9,818,202

ENERGY – 1.5%

ENERGY EQUIPMENT & SERVICES – 1.0%
*Dril-Quip, Inc.	14,200	983,492
*Mitcham Industries, Inc.	17,260	233,873
*TGC Industries, Inc.	23,160	170,458
		$1,387,823

OIL, GAS & CONSUMABLE FUELS – 0.5%
Energy XXI Bermuda Ltd.	1,440	47,664
*Halcon Resources Corp.	18,940	122,542
*Kodiak Oil & Gas Corp.	40,140	370,893
*Oasis Petroleum, Inc.	10,040	294,875
		$835,974
TOTAL ENERGY		$2,223,797

FINANCIALS – 9.2%

CAPITAL MARKETS – 2.5%
[12]AllianceBernstein Holding LP	27,400	460,868
Duff & Phelps Corp.	25,200	313,236
12KBW, Inc.	20,600	334,750
Lazard Ltd.	13,600	400,656
Medallion Financial Corp.	130,420	1,631,554
*Virtus Investment Partners, Inc.	4,500	432,000
		$3,573,064

COMMERCIAL BANKS – 0.1%
*,[12]FNB United Corp.	12,400	148,428

CONSUMER FINANCE – 0.8%
*First Cash Financial Services, Inc.	22,910	1,023,160
QC Holdings, Inc.	21,167	71,544
		$1,094,704

INSURANCE – 1.0%
Montpelier Re Holdings Ltd.	64,480	1,474,658

REAL ESTATE INVESTMENT TRUSTS – 4.8%
Glimcher Realty Trust	289,970	3,093,980
Investors Real Estate Trust	175,810	1,480,320
National Health Investors, Inc.	15,300	817,173
Newcastle Investment Corp.	158,800	1,373,620
[12]Omega Healthcare Investors, Inc.	9,740	223,436
		$6,988,529
TOTAL FINANCIALS		$13,279,383

(Wilmington Small-Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

HEALTH CARE – 18.3%

BIOTECHNOLOGY – 4.9%
*Achillion Pharmaceuticals, Inc.	29,700	$280,368
*Affymax, Inc.	15,580	355,068
*,12Arena Pharmaceuticals, Inc.	81,580	645,298
*Ariad Pharmaceuticals, Inc.	19,230	414,407
*Array BioPharma, Inc.	48,990	202,819
*Cubist Pharmaceuticals, Inc.	8,250	353,925
*,[12]Dendreon Corp.	64,310	244,378
*,[12]Idenix Pharmaceuticals, Inc.	26,200	93,272
*,[12]InterMune, Inc.	22,600	179,670
*Keryx Biopharmaceuticals, Inc.	1,470	3,660
*Novavax, Inc.	102,400	215,040
*NPS Pharmaceuticals, Inc.	30,100	278,124
*,[12]Orexigen Therapeutics, Inc.	37,200	198,276
12PDL BioPharma, Inc.	257,500	1,918,375
*,[12]Pharmacyclics, Inc.	15,632	954,646
*,[12]Seattle Genetics, Inc.	5,910	148,696
*,[12]Spectrum Pharmaceuticals, Inc.	24,450	272,862
*Synageva BioPharma Corp.	2,990	126,417
*United Therapeutics Corp.	700	31,969
*,[12]ZIOPHARM Oncology, Inc.	14,700	69,237
		$6,986,507

HEALTH CARE EQUIPMENT & SUPPLIES – 5.8%
*Abaxis, Inc.	12,600	463,428
*Align Technology, Inc.	20,200	536,916
Cantel Medical Corp.	7,100	184,671
*,[12]Cardiovascular Systems, Inc.	36,300	423,984
*Cynosure, Inc.	23,800	626,892
*Endologix, Inc.	33,200	446,872
*Haemonetics Corp.	6,700	547,390
*ICU Medical, Inc.	3,000	177,990
*Masimo Corp.	7,300	160,381
*Neogen Corp.	26,390	1,129,228
*NuVasive, Inc.	7,180	103,536
*RTI Biologics, Inc.	153,000	621,180
*Sirona Dental Systems, Inc.	4,000	229,040
STERIS Corp.	15,900	566,199
Utah Medical Products, Inc.	14,500	493,290
West Pharmaceutical Services, Inc.	30,900	1,664,583
		$8,375,580

HEALTH CARE PROVIDERS & SERVICES – 2.5%
*,[12]Accretive Health, Inc.	12,800	150,912
*Centene Corp.	3,740	142,045
*Corvel Corp.	18,400	782,552

Description	Number of Shares	Value

*HealthSouth Corp.	14,410	$318,893
*Metropolitan Health Networks, Inc.	71,310	779,418
National Research Corp.	10,700	542,276
*Skilled Healthcare Group, Inc.	95,300	740,481
*Sunrise Senior Living, Inc.	10,390	149,512
		$3,606,089

HEALTH CARE TECHNOLOGY – 0.6%
*athenahealth, Inc.	1,920	123,437
*Cerner Corp.	10,200	777,138
		$900,575

LIFE SCIENCES TOOLS & SERVICES – 0.3%
*Luminex Corp.	4,500	72,360
*PAREXEL International Corp.	13,300	408,177
		$480,537

PHARMACEUTICALS – 4.2%
*Akorn, Inc.	59,590	715,676
*,[12]Cadence Pharmaceuticals, Inc.	47,000	166,380
*,12Endocyte, Inc.	15,570	149,005
*Hi-Tech Pharmacal Co., Inc.	27,070	848,645
*Jazz Pharmaceuticals PLC	15,540	834,964
Medicis Pharmaceutical Corp.	14,290	620,329
*,[12]Nektar Therapeutics	17,900	161,100
*Obagi Medical Products, Inc.	56,310	694,302
*Omeros Corp.	15,840	148,896
[12]Questcor Pharmaceuticals, Inc.	18,700	476,476
*,[12]Repros Therapeutics, Inc.	19,620	282,920
*Salix Pharmaceuticals Ltd.	10,828	422,725
*,[12]Ventrus Biosciences, Inc.	46,180	145,005
*,[12]Vivus, Inc.	27,100	403,790
		$6,070,213
TOTAL HEALTH CARE		$26,419,501

INDUSTRIALS – 22.9%

AEROSPACE & DEFENSE – 1.8%
Curtiss-Wright Corp.	5,400	166,698
*DigitalGlobe, Inc.	7,190	186,509
HEICO Corp.	5,100	197,013
*Hexcel Corp.	68,000	1,738,080
Sypris Solutions, Inc.	21,920	138,096
*Teledyne Technologies, Inc.	3,100	198,493
		$2,624,889

AIR FREIGHT & LOGISTICS – 0.7%
*Hub Group, Inc.	16,800	520,968
*Park-Ohio Holdings Corp.	23,800	526,456
		$1,047,424

(Wilmington Small-Cap Growth Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

AIRLINES – 0.6%
*Republic Airways Holdings, Inc.	28,390	$132,581
*,[12]US Airways Group, Inc.	59,740	727,633
		$860,214

BUILDING PRODUCTS – 1.6%
*American Woodmark Corp.	8,800	202,400
Simpson Manufacturing Co., Inc.	12,000	365,520
*Trex Co., Inc.	21,580	754,005
*,[12]USG Corp.	36,760	981,860
		$2,303,785

COMMERCIAL SERVICES & SUPPLIES – 4.0%
*Asset Acceptance Capital Corp.	8,316	53,056
Geo Group, Inc.	5,500	152,460
Healthcare Services Group, Inc.	23,600	564,040
Herman Miller, Inc.	800	15,512
*InnerWorkings, Inc.	75,600	1,090,152
Knoll, Inc.	7,000	100,730
*Mobile Mini, Inc.	10,000	174,200
*Portfolio Recovery Associates, Inc.	1,300	136,045
Rollins, Inc.	12,900	292,443
*Standard Parking Corp.	74,000	1,690,900
*Team, Inc.	44,800	1,468,544
		$5,738,082

CONSTRUCTION & ENGINEERING – 3.0%
*Aegion Corp.	36,900	681,543
*Dycom Industries, Inc.	57,400	817,376
Great Lakes Dredge & Dock Corp.	95,800	761,610
Primoris Services Corp.	138,140	1,929,816
*Sterling Construction Co., Inc.	18,130	161,357
		$4,351,702

ELECTRICAL EQUIPMENT – 2.0%
Acuity Brands, Inc.	14,700	951,090
AZZ, Inc.	8,000	315,520
Coleman Cable, Inc.	23,887	226,688
Encore Wire Corp.	19,600	604,856
Global Power Equipment Group, Inc.	29,400	496,860
*,[12]Polypore International, Inc.	8,840	311,875
		$2,906,889

INDUSTRIAL CONGLOMERATES – 0.4%
Raven Industries, Inc.	21,600	589,464

MACHINERY – 1.3%
*Blount International, Inc.	43,900	580,797
CLARCOR, Inc.	1,790	80,980
Gorman-Rupp Co.	23,600	637,200
*Meritor, Inc.	27,390	121,064

Description	Number of Shares	Value

*Trimas Corp.	14,700	$368,676
Valmont Industries, Inc.	700	94,570
		$1,883,287

PROFESSIONAL SERVICES INDUSTRY – 3.6%
*Acacia Research Corp.	33,810	878,046
*Advisory Board Co.	21,100	1,002,250
*Exponent, Inc.	20,000	1,099,600
*GP Strategies Corp.	42,750	822,937
*Navigant Consulting, Inc.	45,700	474,823
*On Assignment, Inc.	9,430	179,924
Resources Connection, Inc.	45,300	559,002
*RPX Corp.	12,720	133,942
		$5,150,524

ROAD & RAIL – 0.3%
*Quality Distribution, Inc.	25,100	215,860
*Swift Transportation Co.	19,810	193,147
		$409,007

TRADING COMPANIES & DISTRIBUTORS – 3.6%
Aceto Corp.	112,740	1,129,655
*Beacon Roofing Supply, Inc.	11,450	370,293
*CAI International, Inc.	11,500	254,840
*DXP Enterprises, Inc.	10,160	500,177
Houston Wire & Cable Co.	800	8,856
Textainer Group Holdings Ltd.	35,680	1,077,536
*,12Titan Machinery, Inc.	22,330	528,104
*United Rentals, Inc.	15,870	645,274
Watsco, Inc.	10,220	698,537
		$5,213,272
TOTAL INDUSTRIALS		$33,078,539

INFORMATION TECHNOLOGY – 19.7%

COMMUNICATIONS EQUIPMENT – 1.6%
12ADTRAN, Inc.	31,740	536,089
*Arris Group, Inc.	30,100	413,574
Black Box Corp.	10,900	238,928
[12]InterDigital, Inc.	7,000	266,630
*Ixia	12,000	168,120
Loral Space & Communications, Inc.	6,900	542,754
Tessco Technologies, Inc.	10,260	213,408
		$2,379,503

COMPUTERS & PERIPHERALS – 0.5%
*,[12]3D Systems Corp.	3,680	160,080
*Cray, Inc.	22,020	267,983
*Immersion Corp.	50,600	218,592
		$646,655

(Wilmington Small-Cap Growth Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS INDUSTRY – 0.6%
Anixter International, Inc.	6,840	$400,961
*,[12]IPG Photonics Corp.	3,770	200,112
*,[12]RealD, Inc.	9,900	92,565
*,[12]Universal Display Corp.	4,600	150,788
		$844,426

INTERNET SOFTWARE & SERVICES – 6.0%
*,[12] Ancestry.com, Inc.	20,700	654,120
*comScore, Inc.	8,900	126,113
*CoStar Group, Inc.	5,790	479,991
EarthLink, Inc.	173,700	1,101,258
Keynote Systems, Inc.	28,500	407,265
*Liquidity Services, Inc.	19,550	806,046
*LivePerson, Inc.	9,040	141,838
*Market Leader, Inc.	88,310	600,508
*,[12] MeetMe, Inc.	61,900	261,837
*,[12] OpenTable, Inc.	4,900	230,153
*,[12] Spark Networks, Inc.	41,550	272,568
*Stamps.com, Inc.	36,700	1,009,984
*support.com, Inc.	48,300	224,112
*TechTarget, Inc.	16,700	79,826
*ValueClick, Inc.	76,800	1,280,256
*Vocus, Inc.	38,300	679,825
*Web.com Group, Inc.	19,090	301,240
		$8,656,940

IT SERVICES – 4.7%
*Cardtronics, Inc.	37,900	1,076,739
*Computer Task Group, Inc.	49,430	921,869
*CSG Systems International, Inc.	3,700	76,257
*Global Cash Access Holdings, Inc.	20,400	143,820
*Hackett Group, Inc.	71,200	276,968
*iGATE Corp.	41,500	666,075
Jack Henry & Associates, Inc.	15,000	570,000
Lender Processing Services, Inc.	12,700	306,197
Mantech International Corp.	11,700	268,749
MAXIMUS, Inc.	38,850	2,143,743
*TeleTech Holdings, Inc.	9,000	151,560
*WEX, Inc.	2,270	167,481
		$6,769,458

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
*Cirrus Logic, Inc.	12,970	528,657
*Microsemi Corp.	5,500	105,600
		$634,257

Description	Number of Shares	Value

SOFTWARE – 5.9%
*ACI Worldwide, Inc.	4,400	$172,040
American Software, Inc.	11,800	96,642
*ANSYS, Inc.	4,600	326,048
*Aspen Technology, Inc.	6,120	151,654
Blackbaud, Inc.	9,800	232,946
*CommVault Systems, Inc.	2,970	185,536
*Concur Technologies, Inc.	6,800	450,364
Digimarc Corp.	12,200	239,608
Ebix, Inc.	9,200	200,468
*Ellie Mae, Inc.	7,190	179,750
Fair Isaac Corp.	3,600	167,760
*Fortinet, Inc.	8,900	172,393
*,[12]Glu Mobile, Inc.	28,890	91,581
*Guidance Software, Inc.	35,960	437,993
*Manhattan Associates, Inc.	25,900	1,554,000
*Mentor Graphics Corp.	18,200	282,464
*MICROS Systems, Inc.	28,100	1,275,459
Opnet Technologies, Inc.	5,600	237,608
*Parametric Technology Corp.	12,800	258,304
Solera Holdings, Inc.	5,500	257,455
*Sourcefire, Inc.	2,880	123,235
*Symantec Corp.	23,900	434,741
*Ultimate Software Group, Inc.	5,270	534,167
*,[12]VirnetX Holding Corp.	15,880	477,194
		$8,539,410
TOTAL INFORMATION TECHNOLOGY		$28,470,649

MATERIALS – 6.2%

CHEMICALS – 4.4%
American Vanguard Corp.	5,150	184,010
Cabot Corp.	24,500	876,120
Hawkins, Inc.	18,300	715,530
HB Fuller Co.	22,700	690,080
KMG Chemicals, Inc.	36,600	625,128
Koppers Holdings, Inc.	19,400	692,580
*Landec Corp.	85,420	924,244
*OMNOVA Solutions, Inc.	63,110	494,782
Quaker Chemical Corp.	10,000	529,900
Sensient Technologies Corp.	18,500	673,030
		$6,405,404

CONSTRUCTION MATERIALS – 0.8%
Eagle Materials, Inc.	20,900	1,107,073

CONTAINERS & PACKAGING – 0.2%
Myers Industries, Inc.	23,020	341,387

(Wilmington Small-Cap Growth Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Small-Cap Growth Fund (concluded)

Description	Number of Shares	Value

METALS & MINING – 0.4%
Haynes International, Inc.	7,000	$354,760
Materion Corp.	3,300	69,135
*,12Midway Gold Corp.	102,500	174,250
		$598,145

PAPER & FOREST PRODUCTS – 0.4%
Deltic Timber Corp.	8,200	556,452
TOTAL MATERIALS		$9,008,461

UTILITIES – 0.2%

GAS UTILITIES – 0.2%
South Jersey Industries, Inc.	5,400	273,186
TOTAL COMMON STOCKS (COST $134,808,177)		$144,773,037
TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $134,808,177)		$144,773,037
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 10.4%

REPURCHASE AGREEMENTS – 10.4%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $3,563,837, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $3,635,082.	$3,563,805	3,563,805

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $3,563,840, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $3,635,081.	$3,563,805	$3,563,805
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, dated 10/31/12, due 11/01/12, repurchase price $3,563,833, collateralized by U.S. Government Securities 0.50% to 3.63%, maturing 4/15/15 to 4/15/28; total market value of $3,635,086.	3,563,805	3,563,805
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $3,563,843, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $3,635,081.	3,563,805	3,563,805
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $750,281, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $765,283.	750,275	750,275
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,005,495)		$15,005,495
TOTAL INVESTMENTS – 110.5% (COST $149,813,672)		$159,778,532
COLLATERAL FOR SECURITIES ON LOAN – (10.4%)		(15,005,495)
OTHER LIABILITIES LESS ASSETS – (0.1%)		(196,009)
TOTAL NET ASSETS – 100.0%		$144,577,028

Cost of investments for Federal income tax purposes is $150,245,991. The net unrealized appreciation/(depreciation) of investments was $9,532,541. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,764,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,231,887.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$144,773,037	$—	$—	$144,773,037
Repurchase Agreements	—	15,005,495	—	15,005,495

Total	$144,773,037	$15,005,495	$—	$159,778,532

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

34

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Strategy Fund

At October 31, 2012, the Fund’s sector classifications were as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks
Financials	21.9%
Information Technology	16.8%
Industrials	15.8%
Consumer Discretionary	14.0%
Health Care	12.6%
Energy	6.0%
Materials	5.1%
Consumer Staples	3.7%
Utilities	3.4%
Telecommunication Services	0.7%
Investment Company	0.1%
Right	—
Warrants	0.0%[3]
Cash Equivalents[1]	17.5%
Other Assets and Liabilities – Net[2]	(17.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

CONSUMER DISCRETIONARY – 14.0%

AUTO COMPONENTS – 0.9%
*American Axle & Manufacturing Holdings, Inc.	2,655	$28,860
Cooper Tire & Rubber Co.	2,506	50,446
Dana Holding Corp.	5,460	71,854
*Dorman Products, Inc.	1,072	32,750
*Drew Industries, Inc.	744	23,562
*Exide Technologies	5,202	15,866
*Federal-Mogul Corp.	1,190	8,973
*Fuel Systems Solutions, Inc.	566	9,209
*Gentherm, Inc.	1,127	13,547
*,12Modine Manufacturing Co.	2,175	14,790
Spartan Motors, Inc.	2,409	11,322
Standard Motor Products, Inc.	810	15,212
*Stoneridge, Inc.	738	3,668

Description	Number of Shares	Value

Superior Industries International, Inc.	866	$14,800
*Tenneco, Inc.	2,630	80,347
		$395,206

AUTOMOBILES – 0.0%**
*Winnebago Industries, Inc.	1,365	17,199

DISTRIBUTORS – 0.3%
Core-Mark Holding Co., Inc.	573	27,430
Pool Corp.	2,025	85,293
*VOXX International Corp.	608	3,782
Weyco Group, Inc.	131	3,076
		$119,581

DIVERSIFIED CONSUMER SERVICES – 1.0%
*,12American Public Education, Inc.	735	26,776
*Ascent Capital Group, Inc.	490	29,130

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*,12Bridgepoint Education, Inc.	900	$9,000
*Capella Education Co.	75	2,341
*Career Education Corp.	3,120	10,608
*,12Coinstar, Inc.	1,388	65,153
*Corinthian Colleges, Inc.	1,641	4,480
*Grand Canyon Education, Inc.	1,944	42,301
Hillenbrand, Inc.	1,610	32,957
*,12K12, Inc.	960	19,651
Lincoln Educational Services Corp.	1,680	6,233
Matthews International Corp.	852	24,512
Regis Corp.	2,098	34,953
Sotheby’s	2,692	83,802
*Steiner Leisure Ltd.	605	26,572
[12]Stewart Enterprises, Inc.	2,449	19,029
Strayer Education, Inc.	180	10,343
Universal Technical Institute, Inc.	901	11,551
		$459,392

HOTELS RESTAURANTS & LEISURE – 3.2%
*AFC Enterprises, Inc.	1,045	26,459
Ameristar Casinos, Inc.	1,655	30,204
*Biglari Holdings, Inc.	40	14,144
*BJ’s Restaurants, Inc.	920	30,406
Bob Evans Farms, Inc.	1,056	40,202
Boyd Gaming Corp.	3,220	19,867
*,12Bravo Brio Restaurant Group, Inc.	1,030	13,596
*,12Buffalo Wild Wings, Inc.	722	54,836
*,12Caesars Entertainment Corp.	1,020	5,906
*Caribou Coffee Co., Inc.	640	7,661
*Carrols Restaurant Group, Inc.	1,060	6,805
CEC Entertainment, Inc.	928	28,768
[12]Cheesecake Factory, Inc.	2,356	77,889
Churchill Downs, Inc.	392	25,609
Cracker Barrel Old Country Store, Inc.	752	47,865
*,12Denny’s Corp.	3,860	17,756
*DineEquity, Inc.	682	42,761
Domino’s Pizza, Inc.	2,454	99,681
Einstein Noah Restaurant Group, Inc.	704	10,863
*Fiesta Restaurant Group, Inc.	1,060	14,013
International Speedway Corp.	640	16,320
[12]Interval Leisure Group, Inc.	1,520	28,971
*Isle of Capri Casinos, Inc.	321	1,952
*Jack In The Box, Inc.	1,786	46,454
*Jamba, Inc.	2,990	6,548
*Krispy Kreme Doughnuts, Inc.	2,440	18,129
*,12Life Time Fitness, Inc.	1,847	82,912
Marcus Corp.	487	5,308

Description	Number of Shares	Value

*Marriott Vacations Worldwide Corp.	980	$38,553
*Monarch Casino & Resort, Inc.	928	8,463
*Morgans Hotel Group Co.	943	6,082
*Multimedia Games Holding Co., Inc.	1,530	24,327
*Orient-Express Hotels Ltd.	3,680	43,166
*Papa John’s International, Inc.	836	44,576
*Pinnacle Entertainment, Inc.	2,737	34,924
*Red Lion Hotels Corp.	520	3,427
*Red Robin Gourmet Burgers, Inc.	762	25,451
*Ruby Tuesday, Inc.	2,310	16,678
*Ruth’s Hospitality Group, Inc.	610	4,057
*Ryman Hospitality Properties	1,124	43,847
*Scientific Games Corp.	2,380	19,587
*SHFL Entertainment, Inc.	1,870	26,423
Six Flags Entertainment Corp.	1,690	96,516
*Sonic Corp.	2,295	22,881
Speedway Motorsports, Inc.	421	6,862
Texas Roadhouse, Inc.	2,635	42,898
*Town Sports International Holdings, Inc.	980	12,348
Vail Resorts, Inc.	1,440	81,763
*WMS Industries, Inc.	1,960	32,203
		$1,456,917

HOUSEHOLD DURABLES – 1.1%
[12]American Greetings Corp.	1,367	23,471
*,12Beazer Homes USA, Inc.	728	12,005
[12]Blyth, Inc.	210	4,796
*Cavco Industries, Inc.	395	19,094
CSS Industries, Inc.	28	563
[12]Ethan Allen Interiors, Inc.	956	28,116
*Helen of Troy Ltd.	983	29,706
*,12Hovnanian Enterprises, Inc.	4,463	19,191
*iRobot Corp.	1,300	23,361
12KB Home	2,910	46,502
*La-Z-Boy, Inc.	1,836	29,780
*Libbey, Inc.	780	14,001
Lifetime Brands, Inc.	120	1,332
*M/I Homes, Inc.	864	19,224
MDC Holdings, Inc.	1,430	54,683
*Meritage Homes Corp.	1,202	44,450
Ryland Group, Inc.	1,661	56,258
*,12Skullcandy, Inc.	760	9,204
*,12Standard Pacific Corp.	4,730	32,637
*Universal Electronics, Inc.	648	11,120
*,12Zagg, Inc.	880	6,318
		$485,812

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INTERNET & CATALOG RETAIL – 0.5%
*1-800-Flowers.com, Inc.	572	$2,076
*Blue Nile, Inc.	662	25,004
*Geeknet, Inc.	300	5,451
HSN, Inc.	1,570	81,671
[12]Nutrisystem, Inc.	1,229	11,835
*Orbitz Worldwide, Inc.	2,949	7,284
*,12Overstock.com, Inc.	402	6,062
[12]PetMed Express, Inc.	947	10,322
*Shutterfly, Inc.	1,442	43,635
*US Auto Parts Network, Inc.	1,920	5,741
*Vitacost.com, Inc.	1,410	9,024
		$208,105

LEISURE EQUIPMENT & PRODUCTS – 0.5%
*Arctic Cat, Inc.	430	15,596
*Black Diamond, Inc.	940	8,930
Brunswick Corp.	3,831	90,373
Callaway Golf Co.	2,811	15,348
JAKKS Pacific, Inc.	890	11,490
*Johnson Outdoors, Inc.	120	2,341
*LeapFrog Enterprises, Inc.	1,727	15,267
Marine Products Corp.	1,100	6,523
*Smith & Wesson Holding Corp.	2,887	27,715
*Steinway Musical Instruments, Inc.	68	1,642
[12]Sturm Ruger & Co., Inc.	690	32,589
		$227,814

MEDIA – 1.2%
Arbitron, Inc.	1,214	44,141
Belo Corp.	4,120	30,818
*Carmike Cinemas, Inc.	680	9,262
*,12Central European Media Enterprises Ltd.	1,250	6,700
*Cumulus Media, Inc.	10	25
*Digital Domain Media Group, Inc.	1,470	96
*,12Digital Generation, Inc.	1,047	9,737
*,12Entercom Communications Corp.	1,600	10,416
Entravision Communications Corp.	540	729
*EW Scripps Co.	1,410	14,960
Fisher Communications, Inc.	177	4,467
*Global Sources Ltd.	619	3,541
Harte-Hanks, Inc.	1,636	9,113
*Journal Communications, Inc.	1,100	6,171
*LIN TV Corp.	290	1,627
*,12Lions Gate Entertainment Corp.	3,250	54,210
*Live Nation Entertainment, Inc.	5,176	47,360
Martha Stewart Living Omnimedia	1,683	4,864

Description	Number of Shares	Value

*McClatchy Co.	3,460	$9,861
MDC Partners, Inc.	980	11,084
Meredith Corp.	1,320	44,180
National CineMedia, Inc.	2,182	33,734
*New York Times Co.	4,790	39,182
*Nexstar Broadcasting Group, Inc.	530	5,761
Outdoor Channel Holdings, Inc.	1,170	8,494
*ReachLocal, Inc.	260	3,208
*Reading International, Inc.	1,510	9,136
*Rentrak Corp.	280	4,757
[12]Scholastic Corp.	746	24,611
Sinclair Broadcast Group, Inc.	2,208	27,821
*,12Valassis Communications, Inc.	1,760	45,795
[12]World Wrestling Entertainment, Inc.	1,017	8,228
		$534,089

MULTILINE RETAIL – 0.2%
Bon-Ton Stores, Inc.	340	4,175
Fred’s, Inc.	1,222	16,558
*Gordmans Stores, Inc.	160	2,410
*,12Saks, Inc.	3,860	39,681
*Tuesday Morning Corp.	1,800	10,746
		$73,570

SPECIALTY RETAIL – 3.6%
*Aeropostale, Inc.	2,220	26,529
*America’s Car-Mart, Inc.	310	12,977
*ANN, Inc.	2,140	75,242
*Asbury Automotive Group, Inc.	1,274	40,411
*,12Barnes & Noble, Inc.	1,210	20,376
bebestores, Inc.	2,446	9,906
Big 5 Sporting Goods Corp.	472	4,215
*Body Central Corp.	510	5,095
Brown Shoe Co., Inc.	1,775	28,009
Buckle, Inc.	1,175	53,075
*Cabela’s, Inc.	1,804	80,837
*Casual Male Retail Group, Inc.	40	154
Cato Corp.	1,093	31,019
*Childrens Place Retail Stores, Inc.	878	51,302
*Citi Trends, Inc.	936	11,494
*,12Conn’s, Inc.	676	17,123
Destination Maternity Corp.	930	17,633
*Express, Inc.	2,800	31,164
Finish Line, Inc.	2,254	46,894
*,12Francesca’s Holdings Corp.	1,440	42,523
*Genesco, Inc.	881	50,481
[12]Group 1 Automotive, Inc.	844	52,336
Haverty Furniture Cos., Inc.	717	10,762

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*,12hhgregg, Inc.	715	$4,319
*Hibbett Sports, Inc.	1,084	58,525
Hot Topic, Inc.	1,461	12,565
*Jos A Bank Clothiers, Inc.	1,180	55,212
*Kirkland’s, Inc.	330	3,165
Lithia Motors, Inc.	820	28,044
*,12Lumber Liquidators Holdings, Inc.	1,101	61,458
*MarineMax, Inc.	800	6,584
*,12Mattress Firm Holding Corp.	550	17,605
Men’s Wearhouse, Inc.	2,009	65,875
[12]Monro Muffler Brake, Inc.	1,322	44,842
*,12New York & Co., Inc.	2,080	7,010
*Office Depot, Inc.	11,570	28,694
OfficeMax, Inc.	3,650	26,828
Penske Automotive Group, Inc.	1,720	52,632
Pep Boys-Manny Moe & Jack	1,813	18,112
[12]Pier 1 Imports, Inc.	4,190	85,476
RadioShack Corp.	4,200	9,408
Rent-A-Center, Inc.	2,004	66,793
*rue21, Inc.	520	15,657
*Select Comfort Corp.	2,290	63,731
Shoe Carnival, Inc.	553	12,929
Sonic Automotive, Inc.	1,698	32,941
Stage Stores, Inc.	1,088	26,656
*Stein Mart, Inc.	680	5,345
*Systemax, Inc.	272	2,976
*Teavana Holdings, Inc.	760	8,018
*Vitamin Shoppe, Inc.	1,290	73,840
*West Marine, Inc.	60	620
*Wet Seal, Inc.	5,056	14,460
*,12Zumiez, Inc.	673	17,034
		$1,646,911

TEXTILES, APPAREL & LUXURY GOODS – 1.5%
Cherokee, Inc.	150	2,161
[12]Columbia Sportswear Co.	463	26,113
*Crocs, Inc.	3,480	43,848
*Delta Apparel, Inc.	60	908
*Fifth & Pacific Cos., Inc.	4,020	44,140
*G-III Apparel Group Ltd.	727	26,870
*Iconix Brand Group, Inc.	2,655	49,144
[12]Jones Group, Inc.	2,710	32,005
*,12K-Swiss, Inc.	2,058	4,692
*Maidenform Brands, Inc.	929	17,382
Movado Group, Inc.	715	22,658
Oxford Industries, Inc.	640	35,507
*Perry Ellis International, Inc.	617	12,735

Description	Number of Shares	Value

*Quiksilver, Inc.	4,760	$15,232
*,12Skechers U.S.A., Inc.	1,623	26,942
*Steven Madden Ltd.	1,676	71,934
True Religion Apparel, Inc.	987	25,317
*Tumi Holdings, Inc.	570	12,768
*Unifi, Inc.	86	1,207
*,12Vera Bradley, Inc.	730	21,761
*Warnaco Group, Inc.	1,711	120,762
Wolverine World Wide, Inc.	2,086	87,341
		$701,427
TOTAL CONSUMER DISCRETIONARY		$6,326,023

CONSUMER STAPLES – 3.7%

BEVERAGES – 0.1%
*,[12]Boston Beer Co., Inc.	355	38,191
*,[12]Central European Distribution Corp.	1,400	3,612
Coca-Cola Bottling Co. Consolidated	261	17,941
*,[12]National Beverage Corp.	510	7,584
		$67,328

FOOD & STAPLES RETAILING – 1.1%
Andersons, Inc.	645	25,336
Arden Group, Inc.	53	5,218
Casey’s General Stores, Inc.	1,576	81,243
*,[12]Chefs’ Warehouse, Inc.	570	8,801
Harris Teeter Supermarkets, Inc.	1,460	54,677
Ingles Markets, Inc.	1,040	16,848
Nash Finch Co.	628	12,076
*Pantry, Inc.	980	13,000
[12]Pricesmart, Inc.	806	66,890
*Rite Aid Corp.	26,620	30,879
Spartan Stores, Inc.	829	11,904
SUPERVALU, Inc.	8,100	25,191
*Susser Holdings Corp.	331	11,896
*United Natural Foods, Inc.	2,047	108,982
[12]Village Super Market, Inc.	220	8,067
Weis Markets, Inc.	250	10,290
		$491,298

FOOD PRODUCTS – 1.6%
Alico, Inc.	10	314
B&G Foods, Inc.	1,896	57,392
[12]Calavo Growers, Inc.	307	7,248
Cal-Maine Foods, Inc.	642	27,689
*Chiquita Brands International, Inc.	2,481	17,888
*Darling International, Inc.	4,717	77,972
[12]Diamond Foods, Inc.	995	18,427
*,[12]Dole Food Co., Inc.	1,170	14,730
*Farmer Bros Co.	388	3,775

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fresh Del Monte Produce, Inc.	1,829	$46,036
Griffin Land & Nurseries, Inc.	246	6,384
*Hain Celestial Group, Inc.	1,423	82,249
J&J Snack Foods Corp.	574	32,873
*John B Sanfilippo & Son, Inc.	560	9,419
Lancaster Colony Corp.	822	59,825
[12]Limoneira Co.	180	4,045
*Omega Protein Corp.	550	3,580
*Pilgrim’s Pride Corp.	3,340	18,804
*Post Holdings, Inc.	550	17,352
Sanderson Farms, Inc.	881	39,900
*Seneca Foods Corp.	420	12,006
*Smart Balance, Inc.	1,879	22,360
Snyders-Lance, Inc.	2,031	51,466
[12]Tootsie Roll Industries, Inc.	797	21,240
*TreeHouse Foods, Inc.	1,552	83,110
		$736,084

HOUSEHOLD PRODUCTS – 0.3%
*Central Garden and Pet Co.	1,854	20,895
*,[12]Harbinger Group, Inc.	1,500	13,125
Oil-Dri Corp. of America	160	3,584
Spectrum Brands Holdings, Inc.	1,030	46,855
WD-40 Co.	674	32,258
		$116,717

PERSONAL PRODUCTS – 0.3%
*Elizabeth Arden, Inc.	1,137	53,644
Female Health Co.	50	350
Inter Parfums, Inc.	418	7,633
*Medifast, Inc.	440	11,229
[12]Nature’s Sunshine Products, Inc.	380	6,532
*Nutraceutical International Corp.	460	7,296
*Prestige Brands Holdings, Inc.	2,007	34,902
*Revlon, Inc.	160	2,464
*Schiff Nutrition International, Inc.	545	18,443
*Synutra International, Inc.	429	1,797
*,12USANA Health Sciences, Inc.	195	8,412
		$152,702

TOBACCO – 0.3%
*Alliance One International, Inc.	3,972	12,075
*,[12]Star Scientific, Inc.	4,009	12,147
[12]Universal Corp.	892	44,208
[12]Vector Group Ltd.	2,687	44,228
		$112,658
TOTAL CONSUMER STAPLES		$1,676,787

Description	Number of Shares	Value

ENERGY – 6.0%

ENERGY EQUIPMENT & SERVICES – 1.9%
*,[12]Basic Energy Services, Inc.	1,152	$11,969
Bristow Group, Inc.	1,491	74,431
*,[12]C&J Energy Services, Inc.	1,630	31,589
*Cal Dive International, Inc.	3,789	4,774
*Dawson Geophysical Co.	343	8,194
*Dril-Quip, Inc.	1,598	110,677
*Exterran Holdings, Inc.	2,630	52,547
*Forbes Energy Services Ltd.	3,210	9,181
*Geokinetics, Inc.	10	2
*Geospace Technologies Corp.	522	33,789
*Global Geophysical Services, Inc.	490	2,264
Gulf Island Fabrication, Inc.	463	10,987
*Gulfmark Offshore, Inc.	1,061	34,292
*,[12]Heckmann Corp.	4,480	15,680
*Helix Energy Solutions Group, Inc.	3,720	64,319
*Hercules Offshore, Inc.	6,490	30,892
*Hornbeck Offshore Services, Inc.	1,218	42,192
*ION Geophysical Corp.	5,947	38,418
*Key Energy Services, Inc.	6,350	41,529
[12]Lufkin Industries, Inc.	1,480	74,015
*Matrix Service Co.	1,613	16,920
*Mitcham Industries, Inc.	240	3,252
*Natural Gas Services Group, Inc.	704	11,165
*Newpark Resources, Inc.	2,712	18,414
*Parker Drilling Co.	5,454	23,616
*,[12]PHI, Inc.	455	14,237
*Pioneer Energy Services Corp.	2,798	18,467
*Tesco Corp.	690	6,079
*TETRA Technologies, Inc.	3,930	21,025
*Vantage Drilling Co.	7,810	14,370
*Willbros Group, Inc.	1,368	6,990
		$846,276

OIL, GAS & CONSUMABLE FUELS – 4.1%
*,[12]Abraxas Petroleum Corp.	4,480	9,274
Alon USA Energy, Inc.	34	446
*,[12]Amyris, Inc.	990	2,544
[12]Apco Oil and Gas International, Inc.	480	6,101
*Approach Resources, Inc.	1,430	35,221
[12]Arch Coal, Inc.	8,290	65,988
*ATP Oil & Gas Corp.	2,852	338
[12]Berry Petroleum Co.	2,194	84,491
*Bill Barrett Corp.	1,895	43,414
*Bonanza Creek Energy, Inc.	360	8,917
*BPZ Resources, Inc.	4,853	13,977

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Callon Petroleum Co.	1,680	$9,610
*Carrizo Oil & Gas, Inc.	1,576	42,268
*,[12]Clayton Williams Energy, Inc.	313	13,256
*,[12]Clean Energy Fuels Corp.	2,459	28,156
*Cloud Peak Energy, Inc.	2,420	51,062
*,[12]Comstock Resources, Inc.	1,030	17,634
*Contango Oil & Gas Co.	649	31,905
*Crimson Exploration, Inc.	110	398
Crosstex Energy, Inc.	1,773	24,255
*CVR Energy, Inc.	746	27,415
Delek US Holdings, Inc.	552	14,214
*Emerald Oil, Inc.	77	416
*,[12]Endeavour International Corp.	1,533	11,130
Energy XXI Bermuda Ltd.	3,250	107,575
*EPL Oil & Gas, Inc.	1,010	21,856
*Evolution Petroleum Corp.	40	328
*Forest Oil Corp.	4,600	34,868
*,12Frontline Ltd.	2,000	6,340
*FX Energy, Inc.	2,593	12,524
*GasLog Ltd.	1,180	13,617
*Gastar Exploration Ltd.	1,490	1,669
*Gevo, Inc.	1,380	2,788
*,12Goodrich Petroleum Corp.	1,285	15,844
*Green Plains Renewable Energy, Inc.	1,390	10,745
*Gulfport Energy Corp.	2,060	68,351
*Halcon Resources Corp.	4,031	26,081
*Harvest Natural Resources, Inc.	1,209	10,555
*,12Isramco, Inc.	40	4,029
*,12KiOR, Inc.	1,360	8,976
Knightsbridge Tankers Ltd.	863	5,497
*Kodiak Oil & Gas Corp.	10,610	98,036
*,12Magnum Hunter Resources Corp.	5,310	20,284
*,12McMoRan Exploration Co.	3,808	45,429
*Midstates Petroleum Co., Inc.	1,460	9,008
*,12Miller Energy Resources, Inc.	540	2,441
[12]Nordic American Tankers Ltd.	2,278	19,135
*,12Northern Oil and Gas, Inc.	2,470	37,445
*Oasis Petroleum, Inc.	3,010	88,404
Panhandle Oil and Gas, Inc.	586	15,869
*,12Patriot Coal Corp.	3,730	597
*PDC Energy, Inc.	1,299	39,321
Penn Virginia Corp.	3,564	16,109
*Petroquest Energy, Inc.	3,153	19,233
*,12Quicksilver Resources, Inc.	4,970	19,234
*Rentech, Inc.	8,010	20,666
*,12Resolute Energy Corp.	1,490	13,231
*REX American Resources Corp.	200	3,522

Description	Number of Shares	Value
*Rex Energy Corp.	1,345	$17,808
*Rosetta Resources, Inc.	2,238	103,038
*Scorpio Tankers, Inc.	1,250	6,813
*SemGroup Corp.	1,510	58,346
Ship Finance International Ltd.	1,803	27,730
*,12Solazyme, Inc.	460	3,726
*Stone Energy Corp.	1,904	44,915
*Swift Energy Co.	1,456	24,330
Targa Resources Corp.	1,220	62,135
[12]Teekay Tankers Ltd.	2,738	9,419
*Triangle Petroleum Corp.	1,410	9,010
*,12Uranerz Energy Corp.	1,910	3,171
*,12Uranium Energy Corp.	3,940	9,298
*Vaalco Energy, Inc.	2,387	19,502
W&T Offshore, Inc.	1,210	20,509
*Warren Resources, Inc.	2,940	8,379
Western Refining, Inc.	2,465	61,305
*,12Westmoreland Coal Co.	140	1,439
		$1,852,910
TOTAL ENERGY		$2,699,186

FINANCIALS – 21.9%

CAPITAL MARKETS – 2.7%
Apollo Investment Corp.	8,972	71,327
Arlington Asset Investment Corp.	830	18,467
[12]Artio Global Investors, Inc.	2,080	4,950
BGC Partners, Inc.	4,390	20,545
BlackRock Kelso Capital Corp.	2,550	25,525
Calamos Asset Management, Inc.	1,585	17,118
[12]Capital Southwest Corp.	102	10,990
[12]Cohen & Steers, Inc.	873	24,435
*Cowen Group, Inc.	5,765	14,643
Diamond Hill Investment Group, Inc.	160	12,317
Duff & Phelps Corp.	1,094	13,598
Epoch Holding Corp.	940	20,605
Evercore Partners, Inc.	1,103	30,774
*FBR & Co.	350	1,043
[12]Fifth Street Finance Corp.	4,346	47,415
*,12Financial Engines, Inc.	2,000	48,020
12FXCM, Inc.	1,930	17,370
GAMCO Investors, Inc.	202	9,898
GFI Group, Inc.	2,191	6,924
Gladstone Capital Corp.	1,822	16,216
Gladstone Investment Corp.	1,707	12,632
[12]Golub Capital BDC, Inc.	630	9,847
[12]Greenhill & Co., Inc.	1,020	48,674
*Harris & Harris Group, Inc.	2,760	9,467

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Hercules Technology Growth Capital, Inc.	1,537	$16,600
*HFF, Inc.	1,900	26,467
Horizon Technology Finance Corp.	850	13,864
*ICG Group, Inc.	1,734	18,172
*INTL. FCStone, Inc.	476	8,820
*Investment Technology Group, Inc.	1,670	14,095
JMP Group, Inc.	900	4,986
12KBW, Inc.	1,343	21,824
12KCAP Financial, Inc.	1,700	15,419
*Knight Capital Group, Inc.	7,622	20,046
*Ladenburg Thalmann Financial Services, Inc.	5,250	6,825
[12]Main Street Capital Corp.	985	29,580
Manning & Napier, Inc.	1,080	14,051
MCG Capital Corp.	4,950	23,067
Medallion Financial Corp.	1,311	16,401
Medley Capital Corp.	860	12,384
MVC Capital, Inc.	764	9,443
New Mountain Finance Corp.	1,090	16,339
NGP Capital Resources Co.	187	1,371
Oppenheimer Holdings, Inc.	850	13,838
PennantPark Investment Corp.	1,410	15,510
*Piper Jaffray Cos.	470	12,620
[12]Prospect Capital Corp.	5,989	70,910
Pzena Investment Management, Inc.	715	4,033
*,12Safeguard Scientifics, Inc.	1,135	17,990
Solar Capital Ltd.	1,880	42,864
Solar Senior Capital Ltd.	60	1,054
*,12Stifel Financial Corp.	2,009	63,685
*SWS Group, Inc.	1,777	10,111
TCP Capital Corp.	800	12,264
[12]Teton Advisors, Inc.	10	141
THL Credit, Inc.	70	999
TICC Capital Corp.	2,129	22,099
[12]Triangle Capital Corp.	1,056	27,488
*Virtus Investment Partners, Inc.	323	31,008
*Walter Investment Management Corp.	1,082	52,293
Westwood Holdings Group, Inc.	210	8,152
*WisdomTree Investments, Inc.	1,420	9,102
		$1,218,715

COMMERCIAL BANKS – 6.4%
1st Source Corp.	618	13,726
*1st United Bancorp, Inc.	740	4,447
Alliance Financial Corp.	20	906
*Ameris Bancorp	830	8,856
Ames National Corp.	11	218
[12]Arrow Financial Corp.	64	1,562
Bancfirst Corp.	134	5,891

Description	Number of Shares	Value

Banco Latinoamericano de Exportaciones SA	1,034	$23,265
*Bancorp, Inc.	560	6,367
BancorpSouth, Inc.	3,520	49,808
Bank of Marin Bancorp	50	1,866
Bank of the Ozarks, Inc.	1,132	37,062
Banner Corp.	740	21,453
Bar Harbor Bankshares	400	14,184
BBCN Bancorp, Inc.	2,611	31,149
Boston Private Financial Holdings, Inc.	2,458	22,663
Bridge Bancorp, Inc.	90	1,800
*Bridge Capital Holdings	300	4,485
Bryn Mawr Bank Corp.	475	10,754
C&F Financial Corp.	250	9,812
Camden National Corp.	263	9,179
Capital City Bank Group, Inc.	951	9,653
Cardinal Financial Corp.	1,330	21,240
Cathay General Bancorp	2,712	47,975
Center Bancorp, Inc.	130	1,481
Centerstate Banks, Inc.	926	8,028
*Central Pacific Financial Corp.	800	11,496
Chemical Financial Corp.	1,188	27,942
Citizens & Northern Corp.	831	15,432
*Citizens Republic Bancorp, Inc.	1,450	26,303
[12]City Holding Co.	472	16,577
CNB Financial Corp.	910	15,634
CoBiz Financial, Inc.	1,980	14,117
Columbia Banking System, Inc.	1,159	20,526
Community Bank System, Inc.	1,844	50,876
Community Trust Bancorp, Inc.	508	17,231
CVB Financial Corp.	3,174	34,343
*,[12]Eagle Bancorp, Inc.	670	13,976
[12]Enterprise Bancorp, Inc.	60	1,024
Enterprise Financial Services Corp.	753	10,542
Fidelity Southern Corp.	950	9,300
Financial Institutions, Inc.	873	16,622
First Bancorp	1,095	11,443
First Bancorp, Inc.	439	7,235
*First BanCorp	3,400	14,416
First Busey Corp.	4,791	22,614
*First California Financial Group, Inc.	1,340	9,045
First Commonwealth Financial Corp.	4,586	30,038
First Community Bancshares, Inc.	501	7,505
First Connecticut Bancorp, Inc.	1,340	18,345
First Financial Bancorp	2,325	36,502
[12]First Financial Bankshares, Inc.	1,001	36,266
First Financial Corp.	495	15,142
First Interstate Bancsystem, Inc.	530	7,966

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

First Merchants Corp.	955	$14,048
First Midwest Bancorp, Inc.	2,721	33,659
First of Long Island Corp.	220	6,598
[12]FirstMerit Corp.	4,183	57,976
FNB Corp.	4,596	49,315
*FNB United Corp.	780	9,337
[12]German American Bancorp, Inc.	400	9,020
Glacier Bancorp, Inc.	2,981	43,225
Great Southern Bancorp, Inc.	490	13,901
[12]Hancock Holding Co.	2,848	89,968
*Hanmi Financial Corp.	1,480	18,367
Heartland Financial USA, Inc.	593	17,019
Heritage Financial Corp.	820	11,341
Home BancShares, Inc.	762	26,396
Hudson Valley Holding Corp.	312	5,026
Iberiabank Corp.	844	42,023
Independent Bank Corp.	736	21,719
International Bancshares Corp.	2,182	39,603
Investors Bancorp, Inc.	1,871	33,659
Lakeland Bancorp, Inc.	542	5,382
Lakeland Financial Corp.	515	13,745
MainSource Financial Group, Inc.	979	12,257
MB Financial, Inc.	2,155	43,660
Merchants Bancshares, Inc.	290	8,491
*Metro Bancorp, Inc.	572	7,425
*MetroCorp Bancshares, Inc.	900	9,126
MidSouth Bancorp, Inc.	820	12,710
[12]National Bankshares, Inc.	200	6,300
National Penn Bancshares, Inc.	4,311	38,497
NBT Bancorp, Inc.	1,698	36,116
Northrim BanCorp, Inc.	580	13,067
Old National Bancorp	4,141	50,810
*OmniAmerican Bancorp, Inc.	740	16,939
Oriental Financial Group, Inc.	2,334	27,495
*Pacific Capital Bancorp	120	5,509
Pacific Continental Corp.	1,340	12,449
PacWest Bancorp	919	20,678
Park National Corp.	288	19,166
*Park Sterling Corp.	1,300	6,500
Penns Woods Bancorp, Inc.	160	6,485
Peoples Bancorp, Inc.	596	12,695
*Pinnacle Financial Partners, Inc.	1,271	24,848
*Preferred Bank	650	9,237
PrivateBancorp, Inc.	2,120	34,259
Prosperity Bancshares, Inc.	1,675	70,116
Renasant Corp.	1,001	18,428
Republic Bancorp, Inc.	197	4,259

Description	Number of Shares	Value

S&T Bancorp, Inc.	1,310	$23,017
Sandy Spring Bancorp, Inc.	1,187	22,695
SCBT Financial Corp.	390	15,475
Sierra Bancorp	516	5,805
Simmons First National Corp.	656	16,328
Southside Bancshares, Inc.	346	7,062
*Southwest Bancorp, Inc.	282	3,043
State Bank Financial Corp.	790	11,984
[12]StellarOne Corp.	1,393	19,112
Sterling Bancorp	1,237	11,813
Sterling Financial Corp.	1,230	26,150
*Suffolk Bancorp	854	12,827
*Sun Bancorp, Inc.	1,460	4,511
Susquehanna Bancshares, Inc.	6,992	72,507
SY Bancorp, Inc.	530	12,497
*,12Taylor Capital Group, Inc.	730	13,636
* Texas Capital Bancshares, Inc.	1,588	75,382
Tompkins Financial Corp.	140	5,667
[12]TowneBank	381	5,932
Trico Bancshares	273	4,586
Trustmark Corp.	2,098	49,240
12UMB Financial Corp.	1,164	51,833
Umpqua Holdings Corp.	4,706	56,896
Union First Market Bankshares Corp.	1,079	16,940
[12]United Bankshares, Inc.	1,714	40,845
*United Community Banks, Inc.	1,924	16,739
Univest Corp. of Pennsylvania	553	9,357
*Virginia Commerce Bancorp, Inc.	1,480	13,557
Washington Banking Co.	920	12,576
Washington Trust Bancorp, Inc.	576	15,546
Webster Financial Corp.	2,560	56,320
WesBanco, Inc.	1,306	28,732
West Bancorporation, Inc.	1,097	11,968
West Coast Bancorp	758	16,691
[12]Westamerica Bancorporation	1,053	46,458
*Western Alliance Bancorp	2,831	29,046
*Wilshire Bancorp, Inc.	1,900	12,369
Wintrust Financial Corp.	1,263	46,668
		$2,876,947

CONSUMER FINANCE – 0.6%
Cash America International, Inc.	1,196	46,752
*,[12]CompuCredit Holdings Corp.	532	2,038
*Credit Acceptance Corp.	298	24,332
*DFC Global Corp.	1,798	30,296
*Ezcorp, Inc.	2,169	42,643
*First Cash Financial Services, Inc.	1,189	53,101
*First Marblehead Corp.	5,080	4,775

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Green Dot Corp.	1,050	$10,700
Nelnet, Inc.	572	13,963
*,[12]Netspend Holdings, Inc.	1,090	11,674
*,[12]World Acceptance Corp.	464	30,977
		$271,251

DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp	150	2,740
MarketAxess Holdings, Inc.	1,547	48,328
*NewStar Financial, Inc.	924	11,550
*PHH Corp.	2,347	48,841
*PICO Holdings, Inc.	640	14,170
		$125,629

INSURANCE – 2.6%
Alterra Capital Holdings Ltd.	2,995	73,168
American Equity Investment Life Holding Co.	2,613	30,076
*American Safety Insurance Holdings Ltd.	877	14,786
*AMERISAFE, Inc.	672	17,640
[12]Amtrust Financial Services, Inc.	1,166	28,217
Argo Group International Holdings Ltd.	1,251	43,034
Baldwin & Lyons, Inc.	492	11,980
*Citizens, Inc.	1,797	18,311
CNO Financial Group, Inc.	8,140	77,981
Crawford & Co.	1,767	9,736
Donegal Group, Inc.	990	12,830
*eHealth, Inc.	804	17,447
Employers Holdings, Inc.	1,347	24,583
*Enstar Group Ltd.	309	30,900
FBL Financial Group, Inc.	573	19,556
First American Financial Corp.	4,030	91,682
Flagstone Reinsurance Holdings SA	1,127	9,963
*Global Indemnity PLC	524	11,622
*Greenlight Capital Re Ltd.	1,060	27,083
*Hallmark Financial Services	7	53
*Hilltop Holdings, Inc.	1,261	17,137
Horace Mann Educators Corp.	1,504	28,892
Infinity Property & Casualty Corp.	468	26,727
[12]Kansas City Life Insurance Co.	370	13,446
Maiden Holdings Ltd.	1,932	16,325
Meadowbrook Insurance Group, Inc.	2,035	11,437
Montpelier Re Holdings Ltd.	1,874	42,858
*National Financial Partners Corp.	1,760	32,296
National Interstate Corp.	519	13,468
National Western Life Insurance Co.	85	11,931
*Navigators Group, Inc.	426	22,612
OneBeacon Insurance Group Ltd.	1,090	14,715
*,[12]Phoenix Cos., Inc.	201	6,058

Description	Number of Shares	Value

Platinum Underwriters Holdings Ltd.	1,180	$52,392
Presidential Life Corp.	1,320	18,454
Primerica, Inc.	1,660	46,912
RLI Corp.	536	36,544
Safety Insurance Group, Inc.	684	31,703
SeaBright Holdings, Inc.	874	9,588
Selective Insurance Group, Inc.	1,943	35,926
State Auto Financial Corp.	638	10,297
Stewart Information Services Corp.	849	19,799
Symetra Financial Corp.	3,170	37,882
Tower Group, Inc.	1,837	33,103
United Fire Group, Inc.	795	18,897
Universal Insurance Holdings, Inc.	2,460	9,717
		$1,189,764

REAL ESTATE INVESTMENT TRUSTS – 7.6%
[12]Acadia Realty Trust	1,695	43,528
AG Mortgage Investment Trust, Inc.	680	16,286
Agree Realty Corp.	129	3,256
Alexander’s, Inc.	96	42,620
American Assets Trust, Inc.	1,080	29,344
American Capital Mortgage Investment Corp.	1,200	29,916
American Realty Capital Trust, Inc.	3,080	34,712
Anworth Mortgage Asset Corp.	6,761	41,513
Apollo Commercial Real Estate Finance, Inc.	410	6,933
Apollo Residential Mortgage, Inc.	1,180	26,161
ARMOUR Residential REIT, Inc.	10,110	72,792
Ashford Hospitality Trust, Inc.	2,440	20,960
Associated Estates Realty Corp.	2,294	34,387
Campus Crest Communities, Inc.	1,420	15,748
CapLease, Inc.	3,781	19,397
Capstead Mortgage Corp.	2,660	32,771
Cedar Realty Trust, Inc.	1,766	9,342
Chatham Lodging Trust	360	4,662
Chesapeake Lodging Trust	1,260	23,751
Colonial Properties Trust	3,063	66,253
Colony Financial, Inc.	1,500	30,015
Coresite Realty Corp.	820	18,639
Cousins Properties, Inc.	3,647	30,671
CreXus Investment Corp.	2,150	24,187
CubeSmart	4,474	58,699
CYS Investments, Inc.	6,480	86,962
12DCT Industrial Trust, Inc.	8,965	57,824
DiamondRock Hospitality Co.	6,067	51,448
DuPont Fabros Technology, Inc.	2,465	52,899
Dynex Capital, Inc.	2,800	27,776
EastGroup Properties, Inc.	1,254	65,283

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Education Realty Trust, Inc.	3,761	$39,603
Entertainment Properties Trust	1,629	72,409
Equity One, Inc.	1,692	35,363
Excel Trust, Inc.	880	10,824
*FelCor Lodging Trust, Inc.	4,680	20,592
*First Industrial Realty Trust, Inc.	3,662	48,888
First Potomac Realty Trust	1,574	18,746
Franklin Street Properties Corp.	2,057	23,470
[12]Getty Realty Corp.	827	15,142
[12]Gladstone Commercial Corp.	440	8,109
Glimcher Realty Trust	5,605	59,805
[12]Government Properties Income Trust	1,040	23,078
Healthcare Realty Trust, Inc.	2,726	64,034
Hersha Hospitality Trust	6,938	31,707
Highwoods Properties, Inc.	3,015	97,234
Hudson Pacific Properties, Inc.	1,030	19,539
Inland Real Estate Corp.	3,105	25,368
Invesco Mortgage Capital, Inc.	4,120	88,292
Investors Real Estate Trust	4,577	38,538
*iStar Financial, Inc.	4,300	37,539
Kite Realty Group Trust	2,600	14,222
LaSalle Hotel Properties	2,981	71,365
Lexington Realty Trust	4,171	39,583
LTC Properties, Inc.	1,142	37,697
Medical Properties Trust, Inc.	6,005	68,937
Mission West Properties, Inc.	1,785	14,780
Monmouth Real Estate Investment Corp.	1,802	20,002
National Health Investors, Inc.	1,084	57,896
New York Mortgage Trust, Inc.	2,570	17,605
[12]NorthStar Realty Finance Corp.	4,890	32,127
[12]Omega Healthcare Investors, Inc.	4,195	96,233
Parkway Properties, Inc.	639	8,799
Pebblebrook Hotel Trust	1,920	40,742
Pennsylvania Real Estate Investment Trust	2,201	36,383
PennyMac Mortgage Investment Trust	2,090	53,170
Potlatch Corp.	1,751	67,378
PS Business Parks, Inc.	739	47,392
12RAIT Financial Trust	2,807	15,663
Ramco-Gershenson Properties Trust	1,564	20,269
Redwood Trust, Inc.	3,309	51,587
Resource Capital Corp.	5,372	31,480
[12]Retail Opportunity Investments Corp.	2,270	28,738
RLJ Lodging Trust	4,180	74,488
Sabra Health Care REIT, Inc.	1,233	27,397
Saul Centers, Inc.	438	18,952
Sovran Self Storage, Inc.	1,207	69,765
STAG Industrial, Inc.	1,360	23,555

Description	Number of Shares	Value

Starwood Property Trust, Inc.	4,220	$96,722
*Strategic Hotels & Resorts, Inc.	7,160	39,308
Summit Hotel Properties, Inc.	1,570	12,968
Sun Communities, Inc.	1,221	51,258
*Sunstone Hotel Investors, Inc.	5,304	52,404
Terreno Realty Corp.	130	1,984
Two Harbors Investment Corp.	10,850	129,441
UMH Properties, Inc.	410	4,309
Universal Health Realty Income Trust	597	29,516
Urstadt Biddle Properties, Inc.	555	10,512
Washington Real Estate Investment Trust	2,322	59,699
[12]Whitestone REIT	550	7,409
Winthrop Realty Trust	1,120	12,253
		$3,451,003

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
*AV Homes, Inc.	512	7,526
*Forestar Group, Inc.	1,588	25,424
Kennedy-Wilson Holdings, Inc.	1,050	14,910
*Tejon Ranch Co.	798	23,892
*Zillow, Inc.	60	2,242
		$73,994

THRIFTS & MORTGAGE FINANCE – 1.5%
Astoria Financial Corp.	3,800	38,114
Bank Mutual Corp.	1,431	6,454
BankFinancial Corp.	1,681	13,498
*Beneficial Mutual Bancorp, Inc.	150	1,422
Berkshire Hills Bancorp, Inc.	741	17,399
*Bofi Holding, Inc.	270	7,592
Brookline Bancorp, Inc.	2,308	19,572
*Cape Bancorp, Inc.	640	5,670
Charter Financial Corp.	1,220	11,919
Clifton Savings Bancorp, Inc.	1,090	12,055
Dime Community Bancshares, Inc.	1,113	16,138
*Doral Financial Corp.	3,288	3,123
ESB Financial Corp.	360	4,856
ESSA Bancorp, Inc.	510	5,141
Federal Agricultural Mortgage Corp.	470	13,240
First Financial Holdings, Inc.	854	12,041
[12]First Pactrust Bancorp, Inc.	500	5,880
Flushing Financial Corp.	684	10,636
Fox Chase Bancorp, Inc.	980	15,249
*Franklin Financial Corp.	620	10,683
Home Federal Bancorp, Inc.	653	7,457
[12]Home Loan Servicing Solutions Ltd.	1,000	19,400
Kearny Financial Corp.	19	180
*Meridian Interstate Bancorp, Inc.	220	3,716

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*MGIC Investment Corp.	5,170	$8,892
*Nationstar Mortgage Holdings, Inc.	730	26,375
[12]Northfield Bancorp, Inc.	446	7,243
Northwest Bancshares, Inc.	2,418	28,774
OceanFirst Financial Corp.	48	669
*Ocwen Financial Corp.	4,106	158,368
Oritani Financial Corp.	1,940	29,643
Provident Financial Services, Inc.	2,415	36,225
Provident New York Bancorp	1,054	9,623
[12]Radian Group, Inc.	4,826	22,634
Rockville Financial, Inc.	672	8,931
Roma Financial Corp.	100	881
Territorial Bancorp, Inc.	730	16,498
TrustCo Bank Corp.	4,460	24,887
United Financial Bancorp, Inc.	380	5,841
ViewPoint Financial Group, Inc.	1,181	24,565
Westfield Financial, Inc.	854	6,226
WSFS Financial Corp.	158	6,692
		$684,402
TOTAL FINANCIALS		$9,891,705

HEALTH CARE – 12.6%

BIOTECHNOLOGY – 3.6%
*Achillion Pharmaceuticals, Inc.	2,150	20,296
*Acorda Therapeutics, Inc.	1,383	33,123
*,12Aegerion Pharmaceuticals, Inc.	1,280	28,774
*Affymax, Inc.	1,265	28,829
*Alkermes PLC	4,933	91,408
*Allos Therapeutics, Inc.	4,008	–
*Alnylam Pharmaceuticals, Inc.	1,610	26,034
*AMAG Pharmaceuticals, Inc.	330	5,108
*,[12]Amicus Therapeutics, Inc.	1,960	9,937
*Anacor Pharmaceuticals, Inc.	50	287
*,[12]Arena Pharmaceuticals, Inc.	8,210	64,941
*Arqule, Inc.	3,040	7,630
*Array BioPharma, Inc.	3,453	14,295
*Astex Pharmaceuticals	2,500	5,950
*,[12]AVEO Pharmaceuticals, Inc.	1,390	10,606
*,[12]BioCryst Pharmaceuticals, Inc.	1,130	3,288
*,[12]Biospecifics Technologies Corp.	150	2,400
*,[12]Biotime, Inc.	260	991
*,[12]Celldex Therapeutics, Inc.	2,213	12,194
*Cepheid, Inc.	2,827	85,686
*,12Clovis Oncology, Inc.	530	11,432
*,12Codexis, Inc.	770	2,002
*Cubist Pharmaceuticals, Inc.	2,652	113,771
*,12Curis, Inc.	2,950	11,240

Description	Number of Shares	Value

*,[12]Cytori Therapeutics, Inc.	2,187	$8,070
*,[12]Dendreon Corp.	4,020	15,276
*Dusa Pharmaceuticals, Inc.	530	3,636
*Dyax Corp.	2,921	8,763
*,[12]Dynavax Technologies Corp.	6,770	28,028
*Emergent Biosolutions, Inc.	991	13,170
*Enzon Pharmaceuticals, Inc.	1,860	12,220
*Exact Sciences Corp.	1,610	15,231
*,[12]Exelixis, Inc.	8,152	38,722
*Genomic Health, Inc.	750	23,438
*Geron Corp.	6,027	8,016
*,[12]GTx, Inc.	350	1,404
*Halozyme Therapeutics, Inc.	2,721	14,394
*,[12]Idenix Pharmaceuticals, Inc.	3,412	12,147
*,[12]Immunogen, Inc.	3,418	37,871
*,[12]Immunomedics, Inc.	2,800	9,268
*Infinity Pharmaceuticals, Inc.	980	21,942
*,[12]InterMune, Inc.	2,626	20,877
*Ironwood Pharmaceuticals, Inc.	3,380	39,309
*,[12]Isis Pharmaceuticals, Inc.	3,642	31,503
*Keryx Biopharmaceuticals, Inc.	2,860	7,121
*Lexicon Pharmaceuticals, Inc.	9,060	18,754
*Ligand Pharmaceuticals, Inc.	655	10,100
*,[12]MannKind Corp.	2,707	5,116
Maxygen, Inc.	196	478
*Momenta Pharmaceuticals, Inc.	2,030	25,740
*Neurocrine Biosciences, Inc.	2,837	20,795
*,[12]NewLink Genetics Corp.	470	6,481
*Novavax, Inc.	5,063	10,632
*NPS Pharmaceuticals, Inc.	4,262	39,381
*,[12]OncoGenex Pharmaceutical, Inc.	270	3,348
*,[12]Oncothyreon, Inc.	2,180	11,074
*,[12]Opko Health, Inc.	5,020	21,486
*,[12]Orexigen Therapeutics, Inc.	1,985	10,580
*Osiris Therapeutics, Inc.	704	7,392
12PDL BioPharma, Inc.	5,226	38,934
*,[12]Pharmacyclics, Inc.	2,130	130,079
*Progenics Pharmaceuticals, Inc.	1,876	5,347
*,[12]Raptor Pharmaceutical Corp.	1,290	5,999
*Repligen Corp.	1,780	9,078
*Rigel Pharmaceuticals, Inc.	1,731	15,423
*,[12]Sangamo Biosciences, Inc.	2,305	12,816
*,[12]Seattle Genetics, Inc.	3,965	99,759
*,[12]SIGA Technologies, Inc.	1,840	5,336
*,[12]Spectrum Pharmaceuticals, Inc.	1,920	21,427
*,[12]Sunesis Pharmaceuticals, Inc.	610	2,629
*Synageva BioPharma Corp.	450	19,026

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Synergy Pharmaceuticals, Inc.	2,310	$9,148
*,[12]Synta Pharmaceuticals Corp.	2,000	15,740
*Targacept, Inc.	640	2,611
*,[12]Theravance, Inc.	2,616	58,886
*,[12]Threshold Pharmaceuticals, Inc.	1,280	5,261
*Trius Therapeutics, Inc.	1,740	9,535
*,[12]Vical, Inc.	1,980	6,752
*Xoma Corp.	3,250	8,905
*,[12]ZIOPHARM Oncology, Inc.	2,920	13,753
		$1,648,429

HEALTH CARE EQUIPMENT & SUPPLIES –3.3%
*Abaxis, Inc.	1,051	38,656
*,[12]ABIOMED, Inc.	1,412	27,986
*Accuray, Inc.	2,732	19,015
*Align Technology, Inc.	2,621	69,666
*Alphatec Holdings, Inc.	400	688
Analogic Corp.	508	37,419
*,[12]AngioDynamics, Inc.	989	10,612
*,[12]Antares Pharma, Inc.	3,030	11,544
*ArthroCare Corp.	1,020	30,682
*AtriCure, Inc.	750	4,815
Atrion Corp.	90	18,292
*,[12]Biolase Technology, Inc.	1	2
Cantel Medical Corp.	846	22,004
*,12Cardiovascular Systems, Inc.	1,160	13,549
*,12Cerus Corp.	2,350	7,308
*Conceptus, Inc.	980	18,463
CONMED Corp.	673	18,615
CryoLife, Inc.	1,550	9,595
*Cyberonics, Inc.	1,150	53,188
*Cynosure, Inc.	603	15,883
*DexCom, Inc.	2,363	30,955
*Endologix, Inc.	2,570	34,592
*Exactech, Inc.	622	10,387
*Greatbatch, Inc.	501	11,012
*Haemonetics Corp.	1,075	87,828
*,12Hansen Medical, Inc.	2,673	6,068
*,[12]HeartWare International, Inc.	650	54,587
*ICU Medical, Inc.	557	33,047
*,12Insulet Corp.	2,181	46,259
*Integra LifeSciences Holdings Corp.	897	34,310
Invacare Corp.	1,684	22,987
*IRIS International, Inc.	895	17,444
*,[12]MAKO Surgical Corp.	1,330	20,150
*,12Masimo Corp.	1,871	41,106
[12]Meridian Bioscience, Inc.	1,554	30,692

Description	Number of Shares	Value

*Merit Medical Systems, Inc.	1,390	$20,072
*Natus Medical, Inc.	1,193	13,481
*Navidea Biopharmaceuticals, Inc.	1,980	5,544
*Neogen Corp.	1,023	43,774
*NuVasive, Inc.	870	12,545
*NxStage Medical, Inc.	601	6,731
*OraSure Technologies, Inc.	3,017	27,334
*Orthofix International NV	901	35,734
*Palomar Medical Technologies, Inc.	1,323	11,417
*PhotoMedex, Inc.	670	8,918
*,12Quidel Corp.	1,297	22,736
*,12Rockwell Medical Technologies, Inc.	1,370	9,850
*RTI Biologics, Inc.	970	3,938
*Solta Medical, Inc.	3,890	11,476
*Spectranetics Corp.	1,838	26,761
*Staar Surgical Co.	1,250	8,050
STERIS Corp.	2,440	86,888
*SurModics, Inc.	700	12,586
*Symmetry Medical, Inc.	1,308	11,981
*Tornier NV	370	6,327
*Vascular Solutions, Inc.	250	3,768
*,12Volcano Corp.	2,349	67,228
West Pharmaceutical Services, Inc.	1,440	77,573
*,12Wright Medical Group, Inc.	1,460	29,667
Young Innovations, Inc.	390	13,319
*,12Zeltiq Aesthetics, Inc.	40	233
		$1,487,337

HEALTH CARE PROVIDERS & SERVICES – 2.9%
*Acadia Healthcare Co., Inc.	780	16,045
*,12Accretive Health, Inc.	2,080	24,523
*Air Methods Corp.	551	60,406
*Almost Family, Inc.	248	5,141
*Amedisys, Inc.	256	2,826
*AMN Healthcare Services, Inc.	1,068	10,595
*Amsurg Corp.	1,180	33,654
Assisted Living Concepts, Inc.	734	5,806
*,12Bio-Reference Labs, Inc.	988	27,427
*BioScrip, Inc.	1,960	18,052
*Capital Senior Living Corp.	1,128	18,138
*Centene Corp.	2,107	80,024
[12]Chemed Corp.	845	56,826
*Chindex International, Inc.	861	8,929
*Corvel Corp.	100	4,253
*Cross Country Healthcare, Inc.	884	3,890
*Emeritus Corp.	1,276	28,646
Ensign Group, Inc.	869	25,340

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*ExamWorks Group, Inc.	1,170	$16,403
*Five Star Quality Care, Inc.	2,940	15,464
*Gentiva Health Services, Inc.	1,367	12,850
*Hanger, Inc.	1,233	31,257
*HealthSouth Corp.	3,244	71,790
*Healthways, Inc.	1,610	15,665
*HMS Holdings Corp.	3,637	83,978
*IPC The Hospitalist Co., Inc.	580	20,004
*Kindred Healthcare, Inc.	2,735	26,803
Landauer, Inc.	486	28,164
*LHC Group, Inc.	547	9,583
*Magellan Health Services, Inc.	1,035	51,905
*Metropolitan Health Networks, Inc.	2,105	23,008
*Molina Healthcare, Inc.	942	23,616
*MWI Veterinary Supply, Inc.	550	57,761
National Healthcare Corp.	460	21,905
National Research Corp.	210	10,643
Owens & Minor, Inc.	2,576	73,339
*PharMerica Corp.	1,299	15,874
*Providence Service Corp.	510	5,202
*PSS World Medical, Inc.	2,212	63,307
*Select Medical Holdings Corp.	690	7,307
*,[12]Skilled Healthcare Group, Inc.	649	5,043
*Sun Healthcare Group, Inc.	583	4,932
*Sunrise Senior Living, Inc.	2,190	31,514
*Team Health Holdings, Inc.	1,140	30,335
*Triple-S Management Corp.	351	6,332
*Universal American Corp.	1,093	9,881
US Physical Therapy, Inc.	472	12,602
*Vanguard Health Systems, Inc.	1,470	14,230
*WellCare Health Plans, Inc.	1,830	87,108
		$1,318,326

HEALTH CARE TECHNOLOGY – 0.6%
*,[12]athenahealth, Inc.	1,420	91,292
Computer Programs & Systems, Inc.	573	27,968
*Epocrates, Inc.	1,410	13,790
*HealthStream, Inc.	720	18,389
*MedAssets, Inc.	1,899	33,669
*Medidata Solutions, Inc.	890	37,398
*,12Merge Healthcare, Inc.	2,830	9,650
*Omnicell, Inc.	1,348	19,654
Quality Systems, Inc.	1,336	23,313
		$275,123

LIFE SCIENCES TOOLS & SERVICES – 0.4%
*,12Affymetrix, Inc.	3,504	11,108
*BG Medicine, Inc.	280	644

Description	Number of Shares	Value

*Cambrex Corp.	1,134	$13,699
*Fluidigm Corp.	1,000	15,090
*Furiex Pharmaceuticals, Inc.	720	13,802
*Harvard Bioscience, Inc.	650	2,613
*Luminex Corp.	1,688	27,143
*Pacific Biosciences of California, Inc.	1,380	1,794
*PAREXEL International Corp.	2,419	74,239
*,12Sequenom, Inc.	3,152	9,803
		$169,935

PHARMACEUTICALS – 1.8%
*Acura Pharmaceuticals, Inc.	1,700	2,567
*Akorn, Inc.	2,550	30,625
*,12Ampio Pharmaceuticals, Inc.	1,230	4,920
*Auxilium Pharmaceuticals, Inc.	1,681	34,427
*,12AVANIR Pharmaceuticals, Inc.	5,770	16,502
*,12Cadence Pharmaceuticals, Inc.	2,659	9,413
*Corcept Therapeutics, Inc.	490	1,225
*Cornerstone Therapeutics, Inc.	20	98
*Depomed, Inc.	2,530	14,295
*Endocyte, Inc.	1,160	11,101
*Hi-Tech Pharmacal Co., Inc.	270	8,465
*Horizon Pharma, Inc.	3,480	8,978
*Impax Laboratories, Inc.	2,750	58,438
*Jazz Pharmaceuticals PLC	1,550	83,282
*Lannett Co., Inc.	460	2,029
*,12 MAP Pharmaceuticals, Inc.	1,184	18,257
*Medicines Co.	2,479	54,340
Medicis Pharmaceutical Corp.	2,427	105,356
*,12Nektar Therapeutics	3,932	35,388
*Obagi Medical Products, Inc.	760	9,371
*Omeros Corp.	1,000	9,400
*,12Optimer Pharmaceuticals, Inc.	1,165	11,114
*,12Pacira Pharmaceuticals, Inc.	390	6,193
Pain Therapeutics, Inc.	2,020	9,433
*Pozen, Inc.	725	4,343
[12]Questcor Pharmaceuticals, Inc.	2,139	54,502
*Repros Therapeutics, Inc.	620	8,940
*,12Sagent Pharmaceuticals, Inc.	320	4,826
*Santarus, Inc.	2,380	21,729
*,12Sciclone Pharmaceuticals, Inc.	2,900	15,979
*Sucampo Pharmaceuticals, Inc.	892	4,451
*ViroPharma, Inc.	2,444	61,711
*,12Vivus, Inc.	3,906	58,199
*XenoPort, Inc.	1,044	8,592
*,12Zogenix, Inc.	3,430	8,369
		$796,858
TOTAL HEALTH CARE		$5,696,008

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INDUSTRIALS – 15.8%

AEROSPACE & DEFENSE – 1.7%
AAR Corp.	1,526	$23,027
*Aerovironment, Inc.	614	13,502
American Science & Engineering, Inc.	354	22,507
*API Technologies Corp.	3,490	9,214
*,12Astronics Corp.	737	17,027
Ceradyne, Inc.	1,010	35,310
Cubic Corp.	628	30,646
Curtiss-Wright Corp.	1,416	43,712
*DigitalGlobe, Inc.	1,260	32,684
*Esterline Technologies Corp.	1,067	61,662
*GenCorp., Inc.	2,539	22,394
*GeoEye, Inc.	769	24,124
HEICO Corp.	2,211	85,411
*Hexcel Corp.	4,193	107,173
*,12KEYW Holding Corp.	450	5,463
*Kratos Defense & Security Solutions, Inc.	3,161	17,417
*LMI Aerospace, Inc.	657	13,193
*Moog, Inc.	1,706	63,139
National Presto Industries, Inc.	152	11,301
*Orbital Sciences Corp.	1,351	18,103
*Taser International, Inc.	3,071	23,985
*Teledyne Technologies, Inc.	1,444	92,459
		$773,453

AIR FREIGHT & LOGISTICS – 0.4%
*Air Transport Services Group, Inc.	3,040	11,704
*Atlas Air Worldwide Holdings, Inc.	924	50,811
*Echo Global Logistics, Inc.	470	7,901
Forward Air Corp.	1,181	39,410
*Hub Group, Inc.	1,592	49,368
*Pacer International, Inc.	2,385	8,538
*Park-Ohio Holdings Corp.	320	7,078
*XPO Logistics, Inc.	680	9,336
		$184,146

AIRLINES – 0.8%
*Alaska Air Group, Inc.	2,704	103,401
*Allegiant Travel Co.	594	43,208
*Hawaiian Holdings, Inc.	2,093	12,411
*JetBlue Airways Corp.	9,144	48,372
*Republic Airways Holdings, Inc.	1,051	4,908
SkyWest, Inc.	2,543	27,846
*Spirit Airlines, Inc.	1,720	30,186
*,12 US Airways Group, Inc.	6,206	75,589
		$345,921

Description	Number of Shares	Value

BUILDING PRODUCTS – 0.9%
AAON, Inc.	698	$14,644
*Ameresco, Inc.	770	8,516
*American Woodmark Corp.	615	14,145
AO Smith Corp.	1,398	84,956
Apogee Enterprises, Inc.	1,150	23,425
*,12Builders FirstSource, Inc.	2,780	15,318
*Gibraltar Industries, Inc.	1,280	15,949
Griffon Corp.	1,599	16,230
Insteel Industries, Inc.	130	1,508
*NCI Building Systems, Inc.	582	6,524
*Nortek, Inc.	240	14,282
Quanex Building Products Corp.	1,423	28,133
Simpson Manufacturing Co., Inc.	1,211	36,887
*Trex Co., Inc.	669	23,375
Universal Forest Products, Inc.	646	24,871
*,12USG Corp.	2,910	77,726
		$406,489

COMMERCIAL SERVICES & SUPPLIES – 2.6%
ABM Industries, Inc.	1,829	34,751
*ACCO Brands Corp.	4,900	35,476
Acorn Energy, Inc.	1,070	9,106
*American Reprographics Co.	918	3,516
*AT Cross Co.	1,030	9,754
Brink’s Co.	1,960	51,568
*Casella Waste Systems, Inc.	1,750	8,015
*,12Cenveo, Inc.	593	1,192
Compx International, Inc.	70	982
*Consolidated Graphics, Inc.	502	14,814
Courier Corp.	104	1,253
Deluxe Corp.	2,125	66,959
*Encore Capital Group, Inc.	985	28,565
*EnergySolutions, Inc.	5,411	15,475
*,12EnerNOC, Inc.	104	1,281
Ennis, Inc.	1,159	17,733
G&K Services, Inc.	864	27,864
Geo Group, Inc.	2,188	60,651
Healthcare Services Group, Inc.	2,955	70,624
*,12Heritage-Crystal Clean, Inc.	550	9,735
Herman Miller, Inc.	2,325	45,082
HNI Corp.	1,913	52,646
*,12InnerWorkings, Inc.	1,580	22,784
Interface, Inc.	2,785	39,853
Intersections, Inc.	80	743
Kimball International, Inc.	960	11,462
Knoll, Inc.	2,222	31,975

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

McGrath RentCorp	1,070	$28,098
*Metalico, Inc.	1,003	2,136
Mine Safety Appliances Co.	1,183	45,664
*Mobile Mini, Inc.	1,608	28,011
Multi-Color Corp.	681	15,472
NL Industries, Inc.	42	427
*Portfolio Recovery Associates, Inc.	729	76,290
[12]Quad/Graphics, Inc.	1,250	22,913
Schawk, Inc.	343	4,233
*Standard Parking Corp.	588	13,436
Steelcase, Inc.	2,860	28,629
*Sykes Enterprises, Inc.	1,442	19,640
*Team, Inc.	784	25,700
*Tetra Tech, Inc.	2,244	58,209
*TMS International Corp.	1,160	12,157
*,12TRC Cos., Inc.	320	2,307
UniFirst Corp.	578	40,211
United Stationers, Inc.	1,278	37,088
US Ecology, Inc.	1,024	24,300
Viad Corp.	1,055	22,377
		$1,181,157

CONSTRUCTION & ENGINEERING – 0.9%
*Aegion Corp.	1,403	25,913
Argan, Inc.	160	2,846
Comfort Systems USA, Inc.	1,201	13,091
*Dycom Industries, Inc.	1,557	22,172
EMCOR Group, Inc.	2,362	75,962
*Furmanite Corp.	2,481	12,529
Granite Construction, Inc.	1,440	43,502
Great Lakes Dredge & Dock Corp.	2,646	21,036
*Layne Christensen Co.	970	21,621
*,[12]MasTec, Inc.	2,134	48,143
*Michael Baker Corp.	490	11,079
*MYR Group, Inc.	1,100	23,298
*Northwest Pipe Co.	401	9,215
*Orion Marine Group, Inc.	268	1,793
*Pike Electric Corp.	1,200	10,932
Primoris Services Corp.	1,470	20,536
*Sterling Construction Co., Inc.	485	4,317
*Tutor Perini Corp.	1,671	16,944
		$384,929

ELECTRICAL EQUIPMENT – 1.3%
*A123 Systems, Inc.	4,740	682
Acuity Brands, Inc.	1,713	110,831
*,[12]American Superconductor Corp.	815	2,926
AZZ, Inc.	1,104	43,542

Description	Number of Shares	Value

Belden, Inc.	1,994	$71,385
Brady Corp.	1,759	54,107
*Capstone Turbine Corp.	10,750	10,750
Coleman Cable, Inc.	1,220	11,578
Encore Wire Corp.	417	12,869
*EnerSys, Inc.	1,837	63,340
Franklin Electric Co., Inc.	976	56,549
*FuelCell Energy, Inc.	554	515
Generac Holdings, Inc.	1,060	36,040
Global Power Equipment Group, Inc.	370	6,253
*II-VI, Inc.	2,284	37,709
LSI Industries, Inc.	33	224
*Powell Industries, Inc.	309	12,292
Preformed Line Products Co.	194	10,451
*,[12]Thermon Group Holdings, Inc.	900	22,356
*Vicor Corp.	689	4,396
		$568,795

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.	1,502	40,990
*Seaboard Corp.	7	15,969
Standex International Corp.	638	29,501
		$86,460

MACHINERY—3.3%
*Accuride Corp.	1,350	3,604
Actuant Corp.	2,600	73,424
Alamo Group, Inc.	229	7,671
Albany International Corp.	1,270	27,902
Altra Holdings, Inc.	1,173	21,137
*,[12]American Railcar Industries, Inc.	259	7,609
Ampco-Pittsburgh Corp.	556	9,819
*Astec Industries, Inc.	571	16,445
Barnes Group, Inc.	2,005	45,874
*Blount International, Inc.	2,230	29,503
Briggs & Stratton Corp.	1,808	35,708
Cascade Corp.	453	29,440
*,[12]Chart Industries, Inc.	1,279	90,540
CIRCOR International, Inc.	578	19,935
CLARCOR, Inc.	2,138	96,723
*Columbus McKinnon Corp.	855	12,799
*Commercial Vehicle Group, Inc.	70	531
Douglas Dynamics, Inc.	510	7,747
Dynamic Materials Corp.	675	9,058
*,[12]Energy Recovery, Inc.	2,459	7,303
*EnPro Industries, Inc.	827	30,235
ESCO Technologies, Inc.	1,092	40,884
*Federal Signal Corp.	1,929	11,130

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*,[12]Flow International Corp.	1,261	$4,187
FreightCar America, Inc.	423	8,143
Gorman-Rupp Co.	640	17,280
Graham Corp.	665	11,950
*Greenbrier Cos., Inc.	750	13,057
*Hurco Cos., Inc.	510	11,720
*Hyster-Yale Materials Handling, Inc.	432	17,746
John Bean Technologies Corp.	740	11,411
*Kadant, Inc.	714	17,343
Kaydon Corp.	1,372	30,678
LB Foster Co.	306	10,101
Lindsay Corp.	548	41,851
*Lydall, Inc.	700	9,037
*Meritor, Inc.	4,070	17,989
Met-Pro Corp.	170	1,544
*Middleby Corp.	794	99,210
Miller Industries, Inc.	650	9,977
Mueller Industries, Inc.	1,086	47,567
Mueller Water Products, Inc.	6,500	33,865
NACCO Industries, Inc.	216	10,938
*NN, Inc.	120	994
*Omega Flex, Inc.	150	1,875
*PMFG, Inc.	1,007	6,546
*RBC Bearings, Inc.	907	45,042
*,[12]Rexnord Corp.	630	11,416
Robbins & Myers, Inc.	1,459	86,490
Sauer-Danfoss, Inc.	644	25,799
[12]Sun Hydraulics Corp.	997	26,560
Tennant Co.	781	29,225
[12]Titan International, Inc.	1,825	38,289
*Trimas Corp.	1,080	27,086
Twin Disc, Inc.	493	7,474
*Wabash National Corp.	2,070	13,062
Watts Water Technologies, Inc.	934	37,575
Woodward, Inc.	2,861	95,844
		$1,513,892

MARINE – 0.0%**
*,[12]Genco Shipping & Trading Ltd.	829	2,520
International Shipholding Corp.	755	12,624
		$15,144

PROFESSIONAL SERVICES INDUSTRY – 1.3%
*Acacia Research Corp.	2,080	54,018
*Advisory Board Co.	1,456	69,160
Barrett Business Services, Inc.	220	6,563
*,[12]CBIZ, Inc.	597	3,295
CDI Corp.	453	7,787

Description	Number of Shares	Value

Corporate Executive Board Co.	1,400	$62,944
*CRA International, Inc.	717	12,003
*Dolan Co.	1,269	5,875
*Exponent, Inc.	677	37,221
*Franklin Covey Co.	350	4,207
*FTI Consulting, Inc.	1,650	42,834
*GP Strategies Corp.	590	11,357
Heidrick & Struggles International, Inc.	400	4,736
*,[12]Hill International, Inc.	1,739	5,895
*Hudson Global, Inc.	540	2,182
*Huron Consulting Group, Inc.	992	28,619
*ICF International, Inc.	597	10,955
Insperity, Inc.	1,081	28,225
Kelly Services, Inc.	747	9,928
*Kforce, Inc.	1,303	14,528
*Korn/Ferry International	1,474	19,737
*Mistras Group, Inc.	780	17,230
*Navigant Consulting, Inc.	1,582	16,437
*,[12]Odyssey Marine Exploration, Inc.	3,200	9,248
*On Assignment, Inc.	1,775	33,867
*Pendrell Corp.	4,630	5,510
Resources Connection, Inc.	1,485	18,325
*RPX Corp.	1,140	12,004
*TrueBlue, Inc.	1,611	21,024
VSE Corp.	336	7,946
		$583,660

ROAD & RAIL – 1.4%
Amerco, Inc.	312	36,048
Arkansas Best Corp.	416	3,349
*Avis Budget Group, Inc.	4,370	72,236
Celadon Group, Inc.	748	12,791
*Dollar Thrifty Automotive Group, Inc.	1,230	94,710
*,[12]Genesee & Wyoming, Inc.	1,827	132,403
Heartland Express, Inc.	1,108	15,457
Knight Transportation, Inc.	2,647	40,023
Marten Transport Ltd.	219	4,051
*Old Dominion Freight Line, Inc.	3,020	101,291
*Patriot Transportation Holding, Inc.	250	7,000
*Quality Distribution, Inc.	1,100	9,460
*Roadrunner Transportation Systems, Inc.	150	2,615
*Saia, Inc.	539	12,181
*,[12]Swift Transportation Co.	1,870	18,233
Universal Truckload Services, Inc.	380	6,019
Werner Enterprises, Inc.	1,871	43,332
*,[12]Zipcar, Inc.	1,150	7,211
		$618,410

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50	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 1.0%
Aceto Corp.	1,663	$16,663
Aircastle Ltd.	2,575	28,660
Applied Industrial Technologies, Inc.	1,830	74,280
*Beacon Roofing Supply, Inc.	1,914	61,899
*,[12]CAI International, Inc.	460	10,194
*DXP Enterprises, Inc.	360	17,723
H&E Equipment Services, Inc.	1,075	16,361
Houston Wire & Cable Co.	1,199	13,273
Kaman Corp.	1,092	40,622
*Rush Enterprises, Inc.	1,160	22,040
SeaCube Container Leasing Ltd.	330	6,112
TAL International Group, Inc.	1,179	40,251
[12]Textainer Group Holdings Ltd.	534	16,127
*Titan Machinery, Inc.	640	15,136
[12]Watsco, Inc.	1,263	86,326
*Willis Lease Finance Corp.	650	9,243
		$474,910

TRANSPORTATION INFRASTRUCTURE – 0.0%**
*,[12]Wesco Aircraft Holdings, Inc.	180	2,403
TOTAL INDUSTRIALS		$7,139,769

INFORMATION TECHNOLOGY – 16.8%

COMMUNICATIONS EQUIPMENT – 1.9%
12ADTRAN, Inc.	2,711	45,789
*Anaren, Inc.	571	10,295
*Arris Group, Inc.	4,331	59,508
*,[12]Aruba Networks, Inc.	4,475	81,311
*Aviat Networks, Inc.	3,568	8,135
Bel Fuse, Inc.	397	6,574
Black Box Corp.	528	11,574
*CaLAmp Corp.	1,010	8,969
*,[12]Calix, Inc.	854	5,679
*,[12]Ciena Corp.	3,680	45,669
Comtech Telecommunications Corp.	739	18,601
*Digi International, Inc.	812	7,649
*Emulex Corp.	3,780	26,309
*,[12]Extreme Networks	3,736	12,179
*,[12]Finisar Corp.	2,410	27,763
*Globecomm Systems, Inc.	1,116	12,109
*Harmonic, Inc.	3,812	16,544
*,[12]Infinera Corp.	2,926	14,396
[12]InterDigital, Inc.	1,788	68,105
*Ixia	1,895	26,549
*KVH Industries, Inc.	690	9,536
Loral Space & Communications, Inc.	501	39,409

Description	Number of Shares	Value

*NETGEAR, Inc.	1,587	$56,354
*Oclaro, Inc.	5,420	10,677
*Oplink Communications, Inc.	811	12,051
Plantronics, Inc.	1,726	55,991
*,[12]Procera Networks, Inc.	560	12,684
*ShoreTel, Inc.	1,550	6,867
*Sonus Networks, Inc.	8,190	15,233
Sycamore Networks, Inc.	725	4,191
*Symmetricom, Inc.	878	5,400
Tellabs, Inc.	13,190	38,515
*,[12]ViaSat, Inc.	1,552	60,280
*Westell Technologies, Inc.	1,120	2,285
		$843,180

COMPUTERS & PERIPHERALS – 0.7%
*,[12]3D Systems Corp.	1,860	80,910
*Avid Technology, Inc.	1,047	6,146
*,[12]Cray, Inc.	1,440	17,525
*Electronics For Imaging, Inc.	2,018	35,032
*,[12]Imation Corp.	2,508	11,462
*Immersion Corp.	1,927	8,325
*Intermec, Inc.	2,372	16,082
*Intevac, Inc.	486	2,430
*QLogic Corp.	3,440	32,267
*Quantum Corp.	8,960	9,408
*,[12]Silicon Graphics International Corp.	1,770	13,664
*STEC, Inc.	1,556	9,134
*Stratasys, Inc.	840	56,003
*Super Micro Computer, Inc.	1,228	9,713
*Synaptics, Inc.	1,523	35,273
		$343,374

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS INDUSTRY – 2.4%
*Aeroflex Holding Corp.	760	4,834
*Agilysys, Inc.	1,540	12,582
Anixter International, Inc.	1,185	69,465
Badger Meter, Inc.	588	25,190
*Benchmark Electronics, Inc.	2,020	29,936
*Checkpoint Systems, Inc.	1,723	13,991
[12]Cognex Corp.	1,670	60,888
*Coherent, Inc.	924	42,181
CTS Corp.	988	8,181
Daktronics, Inc.	1,458	12,787
*DTS, Inc.	677	14,203
*Echelon Corp.	2,799	9,265
Electro Rent Corp.	784	12,324
Electro Scientific Industries, Inc.	1,343	14,343

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Fabrinet	740	$7,126
*FARO Technologies, Inc.	743	29,869
FEI Co.	1,602	88,190
*GSI Group, Inc.	670	5,206
*Insight Enterprises, Inc.	1,680	27,166
*,[12]InvenSense, Inc.	1,330	14,896
*Kemet Corp.	1,670	7,582
Littelfuse, Inc.	875	46,900
*,[12]Maxwell Technologies, Inc.	1,728	11,249
*Measurement Specialties, Inc.	791	25,795
*Mercury Computer Systems, Inc.	995	8,154
Methode Electronics, Inc.	1,387	14,036
MTS Systems Corp.	750	37,808
*Multi-Fineline Electronix, Inc.	653	13,804
*Neonode, Inc.	2,430	9,210
*NeoPhotonics Corp.	460	2,415
*Newport Corp.	1,682	18,199
*OSI Systems, Inc.	829	65,698
Park Electrochemical Corp.	702	17,424
PC Connection, Inc.	319	3,283
*Plexus Corp.	1,598	43,002
*,[12]Power-One, Inc.	2,710	10,921
*Radisys Corp.	2,062	5,856
*,[12]RealD, Inc.	710	6,639
Richardson Electronics Ltd.	1,100	12,815
*Rofin-Sinar Technologies, Inc.	1,223	22,271
*Rogers Corp.	662	26,089
*Sanmina-SCI Corp.	2,650	23,559
*ScanSource, Inc.	1,051	30,742
*SYNNEX Corp.	862	27,920
*TTM Technologies, Inc.	2,289	20,601
*,[12]Universal Display Corp.	1,807	59,233
*Viasystems Group, Inc.	20	306
*Vishay Precision Group, Inc.	480	6,264
*Zygo Corp.	610	11,358
		$1,091,756

INTERNET SOFTWARE & SERVICES – 2.3%
*,[12]Ancestry.com, Inc.	1,130	35,708
*Angie’s List, Inc.	1,360	15,558
*,[12]Bankrate, Inc.	590	6,331
*Blucora, Inc.	1,464	25,693
*,[12]Carbonite, Inc.	180	1,391
*comScore, Inc.	1,435	20,334
*,[12]Constant Contact, Inc.	1,603	19,781
*Cornerstone OnDemand, Inc.	1,210	33,868
*CoStar Group, Inc.	1,182	97,988

Description	Number of Shares	Value

*DealerTrack Holdings, Inc.	1,668	$45,586
*,[12]Demand Media, Inc.	1,480	12,624
*Dice Holdings, Inc.	1,000	8,830
*Digital River, Inc.	1,261	18,083
EarthLink, Inc.	3,213	20,370
*Envestnet, Inc.	540	7,549
*Internap Network Services Corp.	2,485	17,022
*IntraLinks Holdings, Inc.	1,460	8,161
j2 Global, Inc.	2,075	62,333
Keynote Systems, Inc.	829	11,846
*,[12]KIT Digital, Inc.	1,060	2,947
*Limelight Networks, Inc.	4,342	9,162
*Liquidity Services, Inc.	890	36,695
*LivePerson, Inc.	2,440	38,284
*LogMeIn, Inc.	730	18,016
[12]Marchex, Inc.	405	1,656
*MeetMe, Inc.	2,160	9,137
*Millennial Media, Inc.	570	9,137
*Monster Worldwide, Inc.	5,140	31,971
*Move, Inc.	1,380	11,440
NIC, Inc.	3,023	43,229
*,[12]OpenTable, Inc.	740	34,758
*Perficient, Inc.	1,026	11,666
*QuinStreet, Inc.	1,360	8,323
*,[12]RealNetworks, Inc.	719	5,443
*,[12]Responsys, Inc.	1,950	17,433
*Saba Software, Inc.	1,010	10,181
*SciQuest, Inc.	530	8,045
*SPS Commerce, Inc.	530	19,213
*Stamps.com, Inc.	870	23,942
*support.com, Inc.	2,211	10,259
*TechTarget, Inc.	1,335	6,381
*Travelzoo, Inc.	250	4,463
United Online, Inc.	2,573	13,791
*Unwired Planet, Inc.	5,890	8,305
*ValueClick, Inc.	3,299	54,994
*,[12]VistaPrint NV	1,100	33,517
*Vocus, Inc.	994	17,644
*Web.com Group, Inc.	1,380	21,776
*WebMD Health Corp.	1,940	28,925
*XO Group, Inc.	844	6,794
*Yelp, Inc.	380	9,158
*Zix Corp.	3,220	9,338
		$1,045,079

IT SERVICES – 2.0%
*Acxiom Corp.	2,951	53,856
*CACI International, Inc.	903	45,538

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52	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Cardtronics, Inc.	2,020	$57,388
Cass Information Systems, Inc.	280	11,752
*CIBER, Inc.	3,842	11,987
*Computer Task Group, Inc.	1,060	19,769
Convergys Corp.	4,350	73,123
*CSG Systems International, Inc.	1,330	27,411
*Euronet Worldwide, Inc.	1,846	37,455
*ExlService Holdings, Inc.	1,165	34,531
Forrester Research, Inc.	735	21,271
*Global Cash Access Holdings, Inc.	2,591	18,267
*Hackett Group, Inc.	1,523	5,924
Heartland Payment Systems, Inc.	1,559	40,659
*,12Higher One Holdings, Inc.	950	11,999
*iGATE Corp.	818	13,129
*,12Lionbridge Technologies, Inc.	1,870	5,928
[12]Mantech International Corp.	831	19,088
MAXIMUS, Inc.	1,464	80,784
*ModusLink Global Solutions, Inc.	1,459	4,275
*MoneyGram International, Inc.	737	11,453
*PRGX Global, Inc.	70	547
*Sapient Corp.	4,890	50,269
*,[12]ServiceSource International, Inc.	2,110	19,011
Syntel, Inc.	715	42,621
*TeleTech Holdings, Inc.	1,218	20,511
*TNS, Inc.	1,256	17,986
*Unisys Corp.	1,631	27,809
*Virtusa Corp.	1,109	19,030
*WEX, Inc.	1,586	117,015
		$920,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.5%
*Advanced Energy Industries, Inc.	1,022	12,070
*Alpha & Omega Semiconductor Ltd.	130	1,108
*,12Amkor Technology, Inc.	2,944	12,718
*ANADIGICS, Inc.	310	453
*Applied Micro Circuits Corp.	2,234	12,957
*ATMI, Inc.	982	19,394
*Axcelis Technologies, Inc.	11,820	10,833
*AXT, Inc.	1,540	4,943
Brooks Automation, Inc.	2,324	16,779
Cabot Microelectronics Corp.	1,131	33,704
*,12Cavium, Inc.	2,094	69,479
*Ceva, Inc.	952	14,423
*Cirrus Logic, Inc.	2,590	105,568
Cohu, Inc.	843	7,418
CSR PLC	99	2,253
*Cymer, Inc.	1,206	96,106

Description	Number of Shares	Value

*Diodes, Inc.	1,195	$18,116
*DSP Group, Inc.	1,625	8,938
*Entegris, Inc.	4,400	36,124
*Entropic Communications, Inc.	2,100	10,101
*Exar Corp.	560	4,788
*,12First Solar, Inc.	2,400	58,344
*FormFactor, Inc.	2,571	11,724
*GSI Technology, Inc.	440	2,460
*,12GT Advanced Technologies, Inc.	3,584	15,555
*Hittite Microwave Corp.	1,288	72,952
*Inphi Corp.	310	2,595
*Integrated Device Technology, Inc.	5,700	31,008
*Integrated Silicon Solution, Inc.	1,000	8,550
*Intermolecular, Inc.	140	981
*International Rectifier Corp.	2,390	37,021
Intersil Corp.	4,370	30,809
*IXYS Corp.	1,532	14,585
*Kopin Corp.	3,208	12,062
*Lattice Semiconductor Corp.	5,280	20,486
*LTX-Credence Corp.	2,733	15,223
*MaxLinear, Inc.	1,510	8,577
*MEMC Electronic Materials, Inc.	9,500	23,940
Micrel, Inc.	2,356	22,830
*Microsemi Corp.	3,882	74,534
*,12Mindspeed Technologies, Inc.	920	3,137
*MIPS Technologies, Inc.	2,380	16,636
MKS Instruments, Inc.	1,999	47,236
*Monolithic Power Systems, Inc.	937	18,206
*MoSys, Inc.	790	3,192
*Nanometrics, Inc.	1,180	16,237
*NVE Corp.	89	4,610
*OmniVision Technologies, Inc.	2,341	33,476
*PDF Solutions, Inc.	810	10,724
*Pericom Semiconductor Corp.	513	3,965
*Photronics, Inc.	3,240	15,844
*PLX Technology, Inc.	2,873	12,440
Power Integrations, Inc.	1,314	38,868
*Rambus, Inc.	4,280	20,715
*RF Micro Devices, Inc.	11,710	51,641
*Rubicon Technology, Inc.	702	6,100
*Rudolph Technologies, Inc.	1,177	11,193
*,12Semtech Corp.	2,870	71,664
*Sigma Designs, Inc.	1,225	7,277
*Silicon Image, Inc.	3,155	13,882
*Spansion, Inc.	2,280	25,285
*,12STR Holdings, Inc.	750	1,613
*SunPower Corp	2,140	9,223

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

*Supertex, Inc.	110	$2,102
Tessera Technologies, Inc.	1,496	21,198
*TriQuint Semiconductor, Inc.	7,235	34,005
*Ultra Clean Holdings	540	2,500
*Ultratech, Inc.	1,301	40,214
*,12Veeco Instruments, Inc.	1,450	44,515
*Volterra Semiconductor Corp.	812	14,754
		$1,564,961

SOFTWARE – 4.0%
*Accelrys, Inc.	2,169	19,413
*ACI Worldwide, Inc.	1,684	65,844
*Actuate Corp.	1,033	5,506
*Advent Software, Inc.	1,254	27,212
American Software, Inc.	954	7,813
*Aspen Technology, Inc.	3,980	98,624
Blackbaud, Inc.	1,832	43,547
*Bottomline Technologies, Inc.	1,427	33,392
*,12BroadSoft, Inc.	1,080	41,278
*,12Callidus Software, Inc.	1,750	8,120
*CommVault Systems, Inc.	1,861	116,257
*Comverse Technology, Inc.	6,530	43,033
[12]Digimarc Corp.	260	5,106
[12]Ebix, Inc.	1,368	29,809
*Ellie Mae, Inc.	1,210	30,250
EPIQ Systems, Inc.	161	1,966
Fair Isaac Corp.	1,434	66,824
*FalconStor Software, Inc.	2,261	5,019
*,12Glu Mobile, Inc.	890	2,821
*Guidance Software, Inc.	680	8,282
*Guidewire Software, Inc.	670	20,529
*Imperva, Inc.	450	14,189
*Interactive Intelligence Group, Inc.	533	16,901
*JDA Software Group, Inc.	1,720	65,601
*,12Jive Software, Inc.	640	7,168
*Kenexa Corp.	1,128	51,843
*Manhattan Associates, Inc.	925	55,500
*Mentor Graphics Corp.	3,668	56,927
*MicroStrategy, Inc.	329	31,081
Monotype Imaging Holdings, Inc.	1,688	25,843
*Netscout Systems, Inc.	1,481	36,625
[12]Opnet Technologies, Inc.	589	24,991
*Parametric Technology Corp.	4,867	98,216
[12]Pegasystems, Inc.	709	16,640
*Progress Software Corp.	2,334	46,026
*PROS Holdings, Inc.	866	16,740
*QAD, Inc.	607	7,424
*QLIK Technologies, Inc.	2,340	43,079

Description	Number of Shares	Value

*,12RealPage, Inc.	1,320	$28,816
*Rosetta Stone, Inc.	750	8,783
*,12Seachange International, Inc.	510	4,616
*,12Sourcefire, Inc.	1,178	50,407
*SS&C Technologies Holdings, Inc.	1,150	27,635
*Synchronoss Technologies, Inc.	879	18,011
*Take-Two Interactive Software, Inc.	3,401	37,921
*Tangoe, Inc.	1,150	14,858
*TeleNav, Inc.	770	5,421
*TiVo, Inc.	5,420	55,013
*Tyler Technologies, Inc.	1,329	63,539
*Ultimate Software Group, Inc.	1,117	113,219
*VASCO Data Security International, Inc.	955	6,761
*,12VirnetX Holding Corp.	1,760	52,888
*Websense, Inc.	2,041	26,982
		$1,810,309
TOTAL INFORMATION TECHNOLOGY		$7,619,045

MATERIALS – 5.1%

CHEMICALS – 2.1%
A Schulman, Inc.	1,128	28,944
*ADA-ES, Inc.	460	8,965
American Vanguard Corp.	1,104	39,446
Balchem Corp.	1,170	40,751
*Calgon Carbon Corp.	2,251	27,890
*Chemtura Corp.	3,650	58,145
*Ferro Corp.	3,032	7,974
*,12Flotek Industries, Inc.	2,060	22,887
FutureFuel Corp.	810	9,550
Georgia Gulf Corp.	1,360	48,130
Hawkins, Inc.	340	13,294
HB Fuller Co.	1,779	54,082
Innophos Holdings, Inc.	995	47,412
*Innospec, Inc.	790	25,580
KMG Chemicals, Inc.	10	171
Koppers Holdings, Inc.	834	29,774
*Kraton Performance Polymers, Inc.	1,140	24,875
*Landec Corp.	817	8,840
*LSB Industries, Inc.	741	29,840
Minerals Technologies, Inc.	565	40,488
Olin Corp.	3,185	66,057
*OM Group, Inc.	1,486	30,062
*OMNOVA Solutions, Inc.	970	7,605
PolyOne Corp.	3,939	74,565
Quaker Chemical Corp.	632	33,490
Sensient Technologies Corp.	1,782	64,829
*Spartech Corp.	2,190	18,746

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Stepan Co.	249	$23,854
*TPC Group, Inc.	500	22,490
Tredegar Corp.	810	13,746
Zep, Inc.	904	12,954
*,12Zoltek Cos., Inc.	527	3,610
		$939,046

CONSTRUCTION MATERIALS – 0.3%
Eagle Materials, Inc.	1,840	97,465
*Headwaters, Inc.	2,195	15,782
*,12Texas Industries, Inc.	800	34,504
*United States Lime & Minerals, Inc.	246	10,777
		$158,528

CONTAINERS & PACKAGING – 0.2%
*AEP Industries, Inc.	147	9,398
Boise, Inc.	3,180	26,680
*Graphic Packaging Holding Co.	6,470	38,302
Myers Industries, Inc.	1,512	22,423
		$96,803

METALS & MINING – 1.7%
12AK Steel Holding Corp.	5,170	26,057
*,12AM Castle & Co.	650	7,898
AMCOL International Corp.	1,120	35,370
*Century Aluminum Co.	2,760	19,734
*Coeur d’Alene Mines Corp.	3,670	113,440
*,12General Moly, Inc.	2,460	9,102
Globe Specialty Metals, Inc.	2,000	30,060
*Gold Reserve, Inc.	2,870	9,299
*,12Golden Minerals Co.	1,130	4,938
*Golden Star Resources Ltd.	11,180	22,360
Haynes International, Inc.	614	31,118
[12]Hecla Mining Co.	11,128	73,222
*Horsehead Holding Corp.	2,288	20,706
Kaiser Aluminum Corp.	711	43,072
Materion Corp.	772	16,173
*,12McEwen Mining, Inc.	7,490	36,401
*Metals USA Holdings Corp.	330	4,811
*Midway Gold Corp.	8,110	13,787
Noranda Aluminum Holding Corp.	870	5,333
Olympic Steel, Inc.	625	11,250
*Paramount Gold and Silver Corp.	4,520	12,023
*,12Revett Minerals, Inc.	2,660	9,523
*RTI International Metals, Inc.	1,032	23,519
Schnitzer Steel Industries, Inc.	1,110	31,646
*Stillwater Mining Co.	4,344	45,221
*SunCoke Energy, Inc.	2,740	44,032
*Universal Stainless & Alloy	226	7,774

Description	Number of Shares	Value

*US Antimony Corp.	4,400	$8,976
*US Silica Holdings, Inc.	700	8,960
*,12Vista Gold Corp.	3,460	11,522
Worthington Industries, Inc.	1,839	39,759
		$777,086

PAPER & FOREST PRODUCTS – 0.8%
Buckeye Technologies, Inc.	1,358	35,580
*Clearwater Paper Corp.	824	32,581
Deltic Timber Corp.	475	32,234
*KapStone Paper and Packaging Corp.	1,500	32,955
*Louisiana-Pacific Corp.	5,136	81,097
Neenah Paper, Inc.	491	12,717
PH Glatfelter Co.	1,863	33,180
*Resolute Forest Products	3,630	44,286
Schweitzer-Mauduit International, Inc.	1,268	44,418
Wausau Paper Corp.	1,710	14,142
		$363,190
TOTAL MATERIALS		$2,334,653

TELECOMMUNICATION SERVICES – 0.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
*,128x8, Inc.	3,350	21,942
Atlantic Tele-Network, Inc.	400	16,576
*Cbeyond, Inc.	439	3,363
*Cincinnati Bell, Inc.	8,320	43,347
[12]Cogent Communications Group, Inc.	2,023	43,919
Consolidated Communications Holdings, Inc.	942	14,544
*,12Fairpoint Communications, Inc.	1,780	13,065
*General Communication, Inc.	1,642	14,351
*Hawaiian Telcom Holdco, Inc.	550	9,389
HickoryTech Corp.	790	8,414
IDT Corp.	1,200	12,144
*inContact, Inc.	2,070	11,923
*,12Iridium Communications, Inc.	1,240	9,164
Lumos Networks Corp.	637	5,013
*magicJack VocalTec Ltd.	540	10,989
Neutral Tandem, Inc.	1,350	6,237
*Premiere Global Services, Inc.	1,350	11,475
*,12Towerstream Corp.	320	1,126
*Vonage Holdings Corp.	5,710	12,962
		$269,943

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
*,12Boingo Wireless, Inc.	1,190	8,711
*,12Leap Wireless International, Inc.	1,620	8,651
NTELOS Holdings Corp.	637	9,714

(Wilmington Small-Cap Strategy Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Shenandoah Telecommunications Co.	786	$12,356
USA Mobility, Inc.	358	3,956
		$43,388
TOTAL TELECOMMUNICATION SERVICES		$313,331

UTILITIES – 3.4%

ELECTRIC UTILITIES – 1.4%
ALLETE, Inc.	1,576	65,593
Cleco Corp.	2,085	89,968
El Paso Electric Co.	1,320	44,867
[12]Empire District Electric Co.	1,286	27,919
IDACORP, Inc.	1,712	76,561
MGE Energy, Inc.	719	37,848
Otter Tail Corp.	1,520	36,678
PNM Resources, Inc.	2,457	54,447
Portland General Electric Co.	2,607	71,432
UIL Holdings Corp.	1,816	65,685
Unitil Corp.	870	23,133
UNS Energy Corp.	1,035	44,132
		$638,263

GAS UTILITIES – 0.9%
Chesapeake Utilities Corp.	340	15,970
Laclede Group, Inc.	808	33,645
New Jersey Resources Corp.	1,237	54,997
Northwest Natural Gas Co.	998	46,437
Piedmont Natural Gas Co., Inc.	2,184	69,604
South Jersey Industries, Inc.	1,151	58,229
Southwest Gas Corp.	1,618	70,334
WGL Holdings, Inc.	1,790	71,188
		$420,404

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
[12]Atlantic Power Corp.	4,990	74,950
Genie Energy Ltd.	1,200	8,412
*GenOn Energy, Inc.	10,000	25,700
Ormat Technologies, Inc.	820	15,605
		$124,667

MULTI-UTILITIES – 0.4%
Avista Corp.	1,578	40,113
Black Hills Corp.	1,818	65,030
CH Energy Group, Inc.	475	30,889
NorthWestern Corp.	1,309	46,875
		$182,907

WATER UTILITIES – 0.4%
American States Water Co.	817	35,964
Artesian Resources Corp.	630	14,496

Description	Number of Shares	Value

*,12Cadiz, Inc.	936	$8,050
California Water Service Group	2,100	38,682
Connecticut Water Service, Inc.	363	11,119
Consolidated Water Co. Ltd.	907	7,120
Middlesex Water Co.	1,071	20,713
SJW Corp.	388	9,405
York Water Co.	540	9,380
		$154,929
TOTAL UTILITIES		$1,521,170
TOTAL COMMON STOCKS (COST $30,149,171)		$45,217,677
INVESTMENT COMPANY – 0.1%

EQUITY FUND – 0.1%
[12]iShares Russell 2000 Index Fund	600	48,744
TOTAL INVESTMENT COMPANY (COST $48,823)		$48,744
MONEY MARKET FUND – 0.1%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	35,312	35,312
TOTAL MONEY MARKET FUND (COST $35,312)		$35,312

RIGHT – 0.0%
*Clinical Data, Inc.	845	—
TOTAL RIGHT (COST $0)		$—
WARRANTS – 0.0%**
*,12Magnum Hunter Resources Corp.	1,145	35
*Vector Group Ltd.	3,960	—
TOTAL WARRANTS (COST $0)		$35
TOTAL INVESTMENTS IN SECURITIES – 100.2% (COST $30,233,306)		$45,301,768
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 17.4%

REPURCHASE AGREEMENTS – 17.4%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $1,870,727, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $1,908,124.	$1,870,710	1,870,710
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $1,870,728, collateralized by U.S. Government Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $1,908,124.	1,870,710	1,870,710
HSBC Securities USA, Inc., 0.27%, dated 10/31/12, due 11/01/12, repurchase price $1,870,724, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 11/15/12 to 7/15/36; total market value of $1,908,124.	1,870,710	1,870,710

(Wilmington Small-Cap Strategy Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (concluded)

Description	Par Value	Value

Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $1,870,730, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $1,908,124.	$1,870,710	$1,870,710
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $393,835, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $401,709.	393,832	393,832
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $7,876,672)		$7,876,672
TOTAL INVESTMENTS – 117.6% (COST $38,109,978)		$53,178,440
COLLATERAL FOR SECURITIES ON LOAN – (17.4%)		(7,876,672)
OTHER LIABILITIES LESS ASSETS – (0.2%)		(108,072)
TOTAL NET ASSETS – 100.0%		$45,193,696

Cost of investments for Federal income tax purposes is $39,385,846. The net unrealized appreciation/(depreciation) of investments was $13,792,594. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,424,533 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,631,939.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$45,217,677	$—	$—	$45,217,677
Investment Company	48,744	—	—	48,744
Right	—	—	—	—
Warrants	35	—	—	35
Money Market Fund	35,312	—	—	35,312
Repurchase Agreements	—	7,876,672	—	7,876,672

Total	$45,301,768	$7,876,672	$—	$53,178,440

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

57

NOTES TO PORTFOLIOS OF INVESTMENTS

(8)	7-Day net yield.

(9)	Affiliated company. See Note 4 in Notes to Financial Statements.

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

LP – Limited Partnership

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

58	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2012 (unaudited)	Wilmington Large-Cap Growth Fund		Wilmington Large-Cap Strategy Fund		Wilmington Large-Cap Value Fund		Wilmington Mid-Cap Growth Fund	Wilmington Small-Cap Growth Fund
ASSETS:
Investments, at identified cost	$71,999,280		$281,543,483		$116,677,955		$241,594,229	$149,813,672

Investments in repurchase agreements, at value	$2,945,402		$9,109,563		$3,330,856		$22,881,655	$15,005,495
Investments in securities, at value (Including securities on loan) (Note 2)	85,942,793		361,532,300	(a)	126,109,162	(a)	271,675,820	144,773,037

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	88,888,195		370,641,863		129,440,018		294,557,475	159,778,532

Cash	—		94		1,592		—	—
Income receivable	41,229		410,753		92,348		101,039	75,465
Receivable for shares sold	29,777		1,079,500		30,533		67,503	22,375
Receivable for investments sold	—		28,139,729		—		—	—
Other assets	9,856		16,901		6,775		14,318	14,821

TOTAL ASSETS	88,969,057		400,288,840		129,571,266		294,740,335	159,891,193

LIABILITIES:
Payable to custodian	—		—		—		—	76,648
Payable for investments purchased	—		28,540,375		—		—	—
Collateral for securities on loan	2,945,402		9,109,563		3,330,856		22,881,655	15,005,495
Payable for shares redeemed	97,090		855,863		70,204		191,835	91,131
Payable to sub-advisors	—		—		49,381		—	—
Payable for distribution services fee	4,564		—		3,970		12,506	5,745
Payable for shareholder services fee	12,341		55		17,088		31,167	16,431
Other accrued expenses	64,679		172,985		80,630		111,915	118,715

TOTAL LIABILITIES	3,124,076		38,678,841		3,552,129		23,229,078	15,314,165

NET ASSETS	$85,844,981		$361,609,999		$126,019,137		$271,511,257	$144,577,028

NET ASSETS CONSIST OF:
Paid-in capital	$82,012,009		$323,701,670		$131,569,909		$230,323,319	$166,133,711
Undistributed (distributions in excess of) net investment income	184,629		625,058		(11,165)		(544,227)	(158,037)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(13,240,572)		(51,815,109)		(18,301,670)		(11,231,081)	(31,363,506)
Net unrealized appreciation (depreciation) of investments and foreign currencies	16,888,915		89,098,380		12,762,063		52,963,246	9,964,860

TOTAL NET ASSETS	$85,844,981		$361,609,999		$126,019,137		$271,511,257	$144,577,028

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$16,567,015		$51,602		$5,497,428		$52,861,649	$35,238,206

Shares outstanding (unlimited shares authorized)	1,944,948		4,009		526,402		3,676,369	2,187,752

Net Asset Value per share	$8.52		$12.87		$10.44		$14.38	$16.11

Offering price per share*	$9.02	**	$13.62	**	$11.05	**	$15.22 **	$17.05 **

Class C
Net Assets	$—		$—		$—		$—	$241,424

Shares outstanding (unlimited shares authorized)	—		—		—		—	15,550

Net Asset Value per share	$—		$—		$—		$—	$15.53

Class I
Net Assets	$69,277,966		$361,558,397		$120,521,709		$218,649,608	$109,097,398

Shares outstanding (unlimited shares authorized)	8,069,855		28,086,231		11,494,098		14,820,110	6,550,552

Net Asset Value per share	$8.58		$12.87		$10.49		$14.75	$16.65

(a)	Includes $354,981 and $2,331,727 of investments in affiliated issuers, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	59

October 31, 2012 (unaudited)	Wilmington Small-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$38,109,978

Investments in repurchase agreements, at value	7,876,672
Investments in securities, at value (Including securities on loan) (Note 2)	45,301,768

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	53,178,440

Cash	50,175
Income receivable	32,844
Receivable for shares sold	12,115
Receivable for investments sold	3,765,680
Other assets	14,822

TOTAL ASSETS	57,054,076

LIABILITIES:
Payable for investments purchased	3,634,366
Collateral for securities on loan	7,876,672
Payable for shares redeemed	284,485
Other accrued expenses	64,857

TOTAL LIABILITIES	11,860,380

NET ASSETS	$45,193,696

NET ASSETS CONSIST OF:
Paid-in capital	$46,461,017
Undistributed (distributions in excess of) net investment income	86,082
Accumulated net realized gain (loss) on investments and foreign currency transactions	(16,421,865)
Net unrealized appreciation (depreciation) of investments and foreign currencies	15,068,462

TOTAL NET ASSETS	$45,193,696

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$45,193,696

Shares outstanding (unlimited shares authorized)	4,246,507

Net Asset Value per share	$10.64

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

60	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2012 (unaudited)	Wilmington Large-Cap Growth Fund		Wilmington Large-Cap Strategy Fund		Wilmington Large-Cap Value Fund		Wilmington Mid-Cap Growth Fund		Wilmington Small-Cap Growth Fund
INVESTMENT INCOME:
Dividends	$585,886	(a)(b)	$3,874,063	(a)(b)	$1,513,813	(a)(b)	$1,112,399	(a)(b)	$695,070	(a)(b)
Securities lending income	12,753		36,803		16,197		268,996		126,672

TOTAL INVESTMENT INCOME	598,639		3,910,866		1,530,010		1,381,395		821,742

EXPENSES:
Investment advisory fee	381,150		909,824		461,454		1,163,033		639,795
Administrative personnel and services fee	10,402		42,213		15,293		31,739		17,463
Portfolio accounting, administration and custodian fees	20,850		71,411		25,259		50,801		42,963
Transfer and dividend disbursing agent fees and expenses	52,592		24,522		41,531		81,786		95,607
Trustees’ fees	14,815		14,930		14,801		14,878		15,014
Professional fees	20,941		26,027		21,263		24,720		22,379
Distribution services fee—Class A	21,718		54		7,039		68,884		44,521
Distribution services fee—Class C	—		—		—		—		913
Shareholder services fee—Class A	21,718		54		7,039		68,884		44,521
Shareholder services fee—Class C	—		—		—		—		304
Shareholder services fee—Class I	90,385		454,862		157,765		273,184		143,349
Share registration costs	13,469		13,522		9,642		13,721		15,057
Printing and postage	11,645		14,770		10,385		16,888		16,948
Miscellaneous	8,585		18,017		10,791		13,924		11,619

TOTAL EXPENSES	668,270		1,590,206		782,262		1,822,442		1,110,453

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(77,078)		(680,319)		(4,525)		(111,631)		(26,294)
Waiver of distribution services fee—Class A	(361)		—		(134)		(169)		(405)
Waiver of distribution services fee—Class C	—		—		—		—		(508)
Waiver of shareholder services fee—Class A	(8,687)		(54)		(2,896)		(57,913)		(28,494)
Waiver of shareholder services fee—Class C	—		—		—		—		(243)
Waiver of shareholder services fee—Class I	(83,154)		(454,862)		(82,038)		(132,432)		(74,730)

TOTAL WAIVERS AND REIMBURSEMENTS	(169,280)		(1,135,235)		(89,593)		(302,145)		(130,674)

Net expenses	498,990		454,971		692,669		1,520,297		979,779

Net investment income (loss)	99,649		3,455,895		837,341		(138,902)		(158,037)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(917,027)		7,074,874		2,017,231		799,916		(1,481,028)
Net realized gain (loss) on foreign currency transactions	—		—		8		—		—
Net change in unrealized appreciation (depreciation) of investments	(3,963,691)		(6,724,384)		(4,253,035)		(16,328,021)		(3,289,815)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4,880,718)		350,490		(2,235,796)		(15,528,105)		(4,770,843)

Change in net assets resulting from operations	$(4,781,069)		$3,806,385		$(1,398,455)		$(15,667,007)		$(4,928,880)

(a)	Includes $54, $3,094, $314, $100 and $88 received from affiliated issuers, respectively.
(b)	Net foreign taxes withheld of $294, $1,519, $102,730, $3,029 and $1,826, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	61

Six Months Ended October 31, 2012 (unaudited)	Wilmington Small-Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$332,560 (b)
Securities lending income	67,364

TOTAL INVESTMENT INCOME	399,924

EXPENSES:
Investment advisory fee	125,756
Administrative personnel and services fee	5,436
Portfolio accounting, administration and custodian fees	21,592
Transfer and dividend disbursing agent fees and expenses	23,326
Trustees’ fees	15,444
Professional fees	24,224
Shareholder services fee—Class I	58,578
Share registration costs	9,505
Printing and postage	15,274
Miscellaneous	10,516

TOTAL EXPENSES	309,651

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(194,417)
Waiver of shareholder services fee—Class I	(58,578)

TOTAL WAIVERS AND REIMBURSEMENTS	(252,995)

Net expenses	56,656

Net investment income (loss)	343,268

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,568,219
Net realized gain (loss) on distributions by unaffiliated investment companies	1,794
Net realized gain (loss) on foreign currency transactions	(12)
Net change in unrealized appreciation (depreciation) of investments	(3,435,617)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	134,384

Change in net assets resulting from operations	$477,652

(b)	Net foreign taxes withheld of $414.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

62	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Growth Fund		Wilmington Large-Cap Strategy Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Ten Months Ended April 30, 2012 (a)	Year Ended June 30, 2011
OPERATIONS:
Net investment income (loss)	$99,649	$155,795	$3,455,895	$5,569,382	$6,566,630
Net realized gain (loss) on investments	(917,027)	13,226,789	7,074,874	8,077,638	2,692,000
Net change in unrealized appreciation (depreciation) of investments	(3,963,691)	(22,434,916)	(6,724,384)	13,862,545	78,156,513

Change in net assets resulting from operations	(4,781,069)	(9,052,332)	3,806,385	27,509,565	87,415,143

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	—	(336)	(267)	(286)
Class I	—	(70,815)	(3,320,956)	(5,372,840)	(6,299,693)
Distributions from net realized gain on investments
Class A	—	(308,531)	—	—	—
Class I	—	(1,546,450)	—	—	—

Change in net assets resulting from distributions to shareholders	—	(1,925,796)	(3,321,292)	(5,373,107)	(6,299,979)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	145,094	266,102	31,631	—	24,341
Class I	6,502,080	19,200,047	16,404,114	65,074,652	315,538,826
Distributions reinvested
Class A	—	300,789	336	267	236
Class I	—	1,407,752	1,095,268	1,858,419	2,303,175
Cost of shares redeemed
Class A	(1,373,410)	(3,122,802)	(7,000)	(4,333)	(2,088)
Class I	(11,890,688)	(55,868,242)	(31,327,283)	(143,632,690)	(87,589,025)

Change in net assets resulting from share transactions	(6,616,924)	(37,816,354)	(13,802,934)	(76,703,685)	230,275,465

Change in net assets	(11,397,993)	(48,794,482)	(13,317,841)	(54,567,227)	311,390,629
NET ASSETS:
Beginning of period	97,242,974	146,037,456	374,927,840	429,495,067	118,104,438

End of period	$85,844,981	$97,242,974	$361,609,999	$374,927,840	$429,495,067

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$184,629	$84,980	$625,058	$490,455	$305,380

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	17,153	30,904	2,560	—	2,320
Class I	765,105	2,296,957	1,268,198	5,878,354	30,273,313
Distributions reinvested
Class A	—	37,505	26	23	20
Class I	—	174,874	85,290	161,249	203,829
Shares redeemed
Class A	(162,191)	(368,225)	(532)	(408)	(213)
Class I	(1,399,780)	(6,653,843)	(2,469,902)	(12,239,104)	(7,651,566)

Net change resulting from share transactions	(779,713)	(4,481,828)	(1,114,360)	(6,199,886)	22,827,703

(a)	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	63

	Wilmington Large-Cap Value Fund		Wilmington Mid-Cap Growth Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
OPERATIONS:
Net investment income (loss)	$837,341	$1,317,174	$(138,902)	$(809,168)
Net realized gain (loss) on investments	2,017,239	4,135,047	799,916	25,609,997
Net change in unrealized appreciation (depreciation) of investments	(4,253,035)	(19,012,573)	(16,328,021)	(27,883,636)

Change in net assets resulting from operations	(1,398,455)	(13,560,352)	(15,667,007)	(3,082,807)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(28,648)	(36,426)	—	—
Class I	(819,858)	(1,319,431)	—	—
Distributions from net realized gain on investments
Class A	—	—	—	(2,661,286)
Class I	—	—	—	(7,928,225)

Change in net assets resulting from distributions to shareholders	(848,506)	(1,355,857)	—	(10,589,511)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	102,409	282,370	2,386,857	8,152,799
Class I	9,757,861	42,352,416	29,158,618	89,824,533
Distributions reinvested
Class A	27,807	35,523	—	2,500,128
Class I	553,175	842,966	—	7,366,210
Cost of shares redeemed
Class A	(559,431)	(1,015,899)	(6,961,301)	(9,489,591)
Class I	(23,208,819)	(68,742,638)	(30,932,153)	(41,530,266)

Change in net assets resulting from share transactions	(13,326,998)	(26,245,262)	(6,347,979)	56,823,813

Change in net assets	(15,573,959)	(41,161,471)	(22,014,986)	43,151,495
NET ASSETS:
Beginning of period	141,593,096	182,754,567	293,526,243	250,374,748

End of period	$126,019,137	$141,593,096	$271,511,257	$293,526,243

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(11,165)	$—	$(544,227)	$(405,325)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	10,313	27,134	171,393	552,347
Class I	981,658	4,216,455	2,042,825	5,962,713
Distributions reinvested
Class A	2,738	3,484	—	181,037
Class I	54,108	82,892	—	520,580
Shares redeemed
Class A	(55,693)	(99,446)	(483,737)	(641,122)
Class I	(2,266,397)	(6,814,920)	(2,156,117)	(2,847,066)

Net change resulting from share transactions	(1,273,273)	(2,584,401)	(425,636)	3,728,489

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

64	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Small-Cap Growth Fund		Wilmington Small-Cap Strategy Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Ten Months Ended April 30, 2012(a)	Year Ended June 30, 2011
OPERATIONS:
Net investment income (loss)	$(158,037)	$(599,979)	$343,268	$723,480	$1,356,548
Net realized gain (loss) on investments	(1,481,028)	9,032,820	3,570,001	(1,998,866)	5,092,724
Net change in unrealized appreciation (depreciation) of investments	(3,289,815)	(25,481,130)	(3,435,617)	(11,912,058)	27,454,374

Change in net assets resulting from operations	(4,928,880)	(17,048,289)	477,652	(13,187,444)	33,903,646

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	—	—	—	—
Class I	—	—	(278,459)	(884,546)	(1,230,775)

Change in net assets resulting from distributions to shareholders	—	—	(278,459)	(884,546)	(1,230,775)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	149,325	1,063,682	—	—	—
Class C	246	—	—	—	—
Class I	7,849,860	21,997,629	1,099,391	7,510,526	54,102,863
Distributions reinvested
Class I	—	—	69,977	186,726	237,390
Cost of shares redeemed
Class A	(2,117,130)	(6,178,700)	—	—	—
Class C	(20,020)	(51,523)	—	—	—
Class I	(20,030,992)	(32,909,077)	(5,149,148)	(72,618,596)	(58,102,865)

Change in net assets resulting from share transactions	(14,168,711)	(16,077,989)	(3,979,780)	(64,921,344)	(3,762,612)

Change in net assets	(19,097,591)	(33,126,278)	(3,780,587)	(78,993,334)	28,910,259
NET ASSETS:
Beginning of period	163,674,619	196,800,897	48,974,283	127,967,617	99,057,358

End of period	$144,577,028	$163,674,619	$45,193,696	$48,974,283	$127,967,617

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(158,037)	$—	$86,082	$21,273	$205,306

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	9,548	67,626	—	—	—
Class C	16	—	—	—	—
Class I	491,056	1,378,910	104,737	787,693	5,901,118
Distributions reinvested
Class I	—	—	6,569	19,935	24,537
Shares redeemed
Class A	(134,790)	(385,128)	—	—	—
Class C	(1,386)	(3,393)	—	—	—
Class I	(1,220,717)	(2,017,597)	(490,785)	(8,141,855)	(6,505,328)

Net change resulting from share transactions	(856,273)	(959,582)	(379,479)	(7,334,227)	(579,673)

(a)	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	65

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP GROWTH FUND

CLASS A	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$ 8.97		$ 9.54	$ 8.09	$5.80		$ 8.75	$ 9.29
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.00	(d)	(0.02)	(0.05)	0.00	(d)	(0.01)	0.00	(d)
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)		(0.41)	1.51	2.29		(2.93)	(0.27)

Total Income (Loss) From Operations	(0.45)		(0.43)	1.46	2.29		(2.94)	(0.27)

Less Distributions From:
Net Investment Income	—		—	(0.01)	(0.00	)(d)	(0.01)	(0.02)
Net Realized Gains	—		(0.14)	—	—		—	(0.25)
Return of Capital	—		—	—	—		—	(0.00	)(d)

Total Distributions	—		(0.14)	(0.01)	—		(0.01)	(0.27)

Net Asset Value, End of Period	$ 8.52		$ 8.97	$ 9.54	$ 8.09		$ 5.80	$ 8.75

Total Return(a)	(5.02)%		(4.36)%	18.00%	39.52%		(33.56)%	(3.09)%
Net Assets, End of Period (000’s)	$16,567		$18,738	$22,790	$20,790		$15,714	$1,858
Ratios to Average Net Assets
Gross Expense	1.68	%(g)	1.66%	1.66%	1.64%		1.53%	1.63%
Net Expenses(b)	1.42	%(g)	1.42%	1.42%	1.29%		1.23%	1.31%
Net Investment Income (Loss)	0.01	%(g)	(0.20)%	(0.58)%	(0.06)%		(0.16)%	0.05%
Portfolio Turnover Rate	39%		83%	61%	83%		138%	76%

CLASS I(e)	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$ 9.02		$ 9.56	$ 8.09	$ 5.80		$ 8.75	$ 9.28
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.01		0.02	0.02	0.01		0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)		(0.41)	1.47	2.29		(2.95)	(0.27)

Total Income (Loss) From Operations	(0.44)		(0.39)	1.49	2.30		(2.93)	(0.26)

Less Distributions From:
Net Investment Income	—		(0.01)	(0.02)	(0.01)		(0.02)	(0.02)
Net Realized Gains	—		(0.14)	—	—		—	(0.25)
Return of Capital	—		—	—	—		—	(0.00	)(d)

Total Distributions	—		(0.15)	(0.02)	(0.01)		(0.02)	(0.27)

Net Asset Value, End of Period	$ 8.58		$ 9.02	$ 9.56	$ 8.09		$ 5.80	$ 8.75

Total Return(a)	(4.88)%		(3.96)%	18.40%	39.72%		(33.47)%	(2.97)%
Net Assets, End of Period (000’s)	$69,278		$78,505	$123,247	$121,608		$92,658	$69,988
Ratios to Average Net Assets
Gross Expense	1.45	%(g)	1.41%	1.41%	1.39%		1.36%	1.38%
Net Expenses(b)	1.04	%(g)	1.03%	1.03%	1.10%		1.13%	1.17%
Net Investment Income (Loss)	0.27	%(g)	0.20%	0.25%	0.14%		0.30%	0.16%
Portfolio Turnover Rate	39%		83%	61%	83%		138%	76%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional I Shares.
(f)	Six months ended October 31, 2012 (unaudited).
(g)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

66	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$ 12.84		$ 12.13		$ 9.45	$ 8.61	$ 12.28	$ 14.41	$12.33
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.10		0.14		0.16	0.07	0.10	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.71		2.64	0.85	(3.68)	(1.56)	2.18

Total Income (Loss) From Operations	0.13		0.85		2.80	0.92	(3.58)	(1.51)	2.24

Less Distributions From:
Net Investment Income	(0.10)		(0.14)		(0.12)	(0.08)	(0.09)	(0.07)	(0.06)
Net Realized Gains	—		—		—	—	—	(0.55)	(0.10)

Total Distributions	(0.10)		(0.14)		(0.12)	(0.08)	(0.09)	(0.62)	(0.16)

Net Asset Value, End of Period	$ 12.87		$ 12.84		$12.13	$ 9.45	$ 8.61	$ 12.28	$14.41

Total Return(a)	1.03%		7.12%		30.00%	10.36%	(29.11)%	(10.98)%	18.26%
Net Assets, End of Period (000's)	$52		$25		$28	$2	$30	$41	$12
Ratios to Average Net Assets
Gross Expense	1.13	%(d)	0.99	%(d)	0.92%	1.32%	1.43%	1.30%	1.18%
Net Expenses(b)	0.50	%(d)	0.50	%(d)	0.50%	1.18%	1.25%	1.18%	1.11%
Net Investment Income (Loss)	1.59	%(d)	1.43	%(d)	1.40%	0.70%	1.10%	0.39%	0.47%
Portfolio Turnover Rate	14%		19%		39%	160%	224%	127%	96%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$ 12.84		$ 12.13		$ 9.39	$ 8.61	$ 12.28	$ 14.40	$12.33
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.12		0.16		0.20	0.10	0.12	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.03		0.71		2.72	0.79	(3.68)	(1.57)	2.16

Total Income (Loss) From Operations	0.15		0.87		2.92	0.89	(3.56)	(1.48)	2.26

Less Distributions From:
Net Investment Income	(0.12)		(0.16)		(0.18)	(0.11)	(0.11)	(0.09)	(0.09)
Net Realized Gains	—		—		—	—	—	(0.55)	(0.10)

Total Distributions	(0.12)		(0.16)		(0.18)	(0.11)	(0.11)	(0.64)	(0.19)

Net Asset Value, End of Period	$ 12.87		$ 12.84		$12.13	$ 9.39	$ 8.61	$ 12.28	$14.40

Total Return(a)	1.15%		7.32%		31.24%	10.28%	(28.94)%	(10.75)%	18.45%
Net Assets, End of Period (000's)	$361,558		$374,903		$429,467	$118,102	$131,692	$242,391	$252,756
Ratios to Average Net Assets
Gross Expense	0.87	%(d)	0.74	%(d)	0.69%	1.01%	1.18%	1.00%	0.93%
Net Expenses(b)	0.25	%(d)	0.25	%(d)	0.25%	0.93%	1.00%	0.93%	0.86%
Net Investment Income (Loss)	1.90	%(d)	1.70	%(d)	1.72%	0.99%	1.27%	0.67%	0.72%
Portfolio Turnover Rate	14%		19%		39%	160%	224%	127%	96%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	67

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP VALUE FUND

CLASS A	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$ 10.61		$11.47	$ 9.85	$ 7.03		$11.32	$13.41
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.05		0.06	0.01	0.04		0.19	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(0.86)	1.64	2.83		(4.30)	(1.35)

Total Income (Loss) From Operations	(0.12)		(0.80)	1.65	2.87		(4.11)	(1.23)

Less Distributions From:
Net Investment Income	(0.05)		(0.06)	(0.03)	(0.05)		(0.15)	(0.12)
Return of Capital	—		—	—	(0.00	)(d)	—	—
Net Realized Gains	—		—	—	—		(0.03)	(0.74)

Total Distributions	(0.05)		(0.06)	(0.03)	(0.05)		(0.18)	(0.86)

Net Asset Value, End of Period	$10.44		$10.61	$11.47	$ 9.85		$ 7.03	$11.32

Total Return(a)	(1.10)%		(6.94)%	16.79%	41.02%		(36.53)%	(9.56)%
Net Assets, End of Period (000’s)	$5,497		$6,038	$7,315	$6,606		$5,027	$40,021
Ratios to Average Net Assets
Gross Expense	1.43	%(g)	1.42%	1.43%	1.42%		1.34%	1.31%
Net Expenses(b)	1.32	%(g)	1.29%	1.31%	1.15%		0.53%	1.03%
Net Investment Income (Loss)	1.00	%(g)	0.56%	0.09%	0.41%		2.30%	0.93%
Portfolio Turnover Rate	10%		37%	26%	29%		34%	17%

CLASS I(e)	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$10.65		$11.51	$ 9.88	$ 7.05		$11.34	$13.41
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.07		0.09	0.05	0.05		0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		(0.86)	1.63	2.84		(4.26)	(1.34)

Total Income (Loss) From Operations	(0.09)		(0.77)	1.68	2.89		(4.13)	(1.21)

Less Distributions From:
Net Investment Income	(0.07)		(0.09)	(0.05)	(0.06)		(0.13)	(0.12)
Return of Capital	—		—	—	(0.00	)(d)	—	—
Net Realized Gains	—		—	—	—		(0.03)	(0.74)

Total Distributions	(0.07)		(0.09)	(0.05)	(0.06)		(0.16)	(0.86)

Net Asset Value, End of Period	$10.49		$10.65	$11.51	$ 9.88		$ 7.05	$11.34

Total Return(a)	(0.86)%		(6.65)%	17.08%	41.23%		(36.62)%	(9.42)%
Net Assets, End of Period (000’s)	$120,522		$135,556	$175,440	$156,442		$117,108	$121,163
Ratios to Average Net Assets
Gross Expense	1.18	%(g)	1.17%	1.18%	1.17%		1.13%	1.13%
Net Expenses(b)	1.04	%(g)	1.00%	1.02%	0.99%		0.96%	0.97%
Net Investment Income (Loss)	1.28	%(g)	0.85%	0.48%	0.57%		1.55%	0.99%
Portfolio Turnover Rate	10%		37%	26%	29%		34%	17%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional I Shares.
(f)	Six months ended October 31, 2012 (unaudited).
(g)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

68	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MID-CAP GROWTH FUND

CLASS A	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$ 15.21		$16.21	$12.24	$ 8.37		$ 13.43	$15.05
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.02)		(0.07)	(0.11)	(0.05)		(0.01)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(0.81)		(0.25)	4.08	3.93		(4.74)	0.74

Total Income (Loss) From Operations	(0.83)		(0.32)	3.97	3.88		(4.75)	0.65

Less Distributions From:
Net Investment Income	—		—	—	(0.01)		—	—
Return of Capital	—		—	—	(0.00	)(d)	—	—
Net Realized Gains	—		(0.68)	—	—		(0.31)	(2.27)

Total Distributions	—		(0.68)	—	(0.01)		(0.31)	(2.27)

Net Asset Value, End of Period	$14.38		$15.21	$16.21	$12.24		$ 8.37	$13.43

Total Return(a)	(5.46)%		(1.55)%	32.43%	46.30%		(34.75)%	4.48%
Net Assets, End of Period (000’s)	$52,862		$60,666	$63,168	$40,438		$19,638	$6,314
Ratios to Average Net Assets
Gross Expense	1.53	%(g)	1.57%	1.62%	1.62%		1.59%	1.66%
Net Expenses(b)	1.24	%(g)	1.24%	1.24%	1.13%		1.08%	1.25%
Net Investment Income (Loss)	(0.22	)%(g)	(0.47)%	(0.85)%	(0.51)%		(0.10)%	(0.60)%
Portfolio Turnover Rate	17%		44%	34%	56%		90%	58%

CLASS I(e)	2012(f)		2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$ 15.59		$16.57	$12.49	$ 8.54		$ 13.66	$15.25
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.01)		(0.04)	(0.07)	(0.04)		0.02	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.83)		(0.26)	4.15	4.00		(4.83)	0.75

Total Income (Loss) From Operations	(0.84)		(0.30)	4.08	3.96		(4.81)	0.68

Less Distributions From:
Net Investment Income	—		—	—	(0.01)		—	—
Return of Capital	—		—	—	(0.00	)(d)	—	—
Net Realized Gains	—		(0.68)	—	—		(0.31)	(2.27)

Total Distributions	—		(0.68)	—	(0.01)		(0.31)	(2.27)

Net Asset Value, End of Period	$14.75		$15.59	$16.57	$12.49		$ 8.54	$13.66

Total Return(a)	(5.39)%		(1.40)%	32.67%	46.37%		(34.60)%	4.63%
Net Assets, End of Period (000’s)	$218,650		$232,860	$187,207	$143,594		$95,447	$68,897
Ratios to Average Net Assets
Gross Expense	1.28	%(g)	1.33%	1.37%	1.36%		1.39%	1.41%
Net Expenses(b)	1.08	%(g)	1.06%	1.06%	0.96%		0.94%	1.11%
Net Investment Income (Loss)	(0.07	)%(g)	(0.30)%	(0.54)%	(0.33)%		0.18%	(0.49)%
Portfolio Turnover Rate	17%		44%	34%	56%		90%	58%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	Formerly Institutional I Shares.
(f)	Six months ended October 31, 2012 (unaudited).
(g)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	69

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SMALL-CAP GROWTH FUND

CLASS A	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.62		$18.20	$14.48	$ 9.99	$ 15.53	$19.40
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.03)		(0.08)	(0.21)	(0.12)	(0.06)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(0.48)		(1.50)	3.93	4.61	(5.48)	(0.65)

Total Income (Loss) From Operations	(0.51)		(1.58)	3.72	4.49	(5.54)	(0.82)

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	(3.05)

Total Distributions	—		—	—	—	—	(3.05)

Net Asset Value, End of Period	$16.11		$16.62	$18.20	$14.48	$ 9.99	$15.53

Total Return(a)	(3.07)%		(8.68)%	25.69%	44.94%	(35.67)%	(5.26)%
Net Assets, End of Period (000’s)	$35,238		$38,439	$47,884	$41,276	$29,935	$47,294
Ratios to Average Net Assets
Gross Expense	1.67	%(f)	1.64%	1.67%	1.70%	1.66%	1.62%
Net Expenses(b)	1.47	%(f)	1.44%	1.45%	1.30%	1.26%	1.31%
Net Investment Income (Loss)	(0.37	)%(f)	(0.54)%	(1.43)%	(0.98)%	(0.49)%	(0.93)%
Portfolio Turnover Rate	115%		561%	393%	635%	865%	600%

CLASS C	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$16.02		$17.56	$13.97	$ 9.61	$ 14.93	$18.75
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.03)		(0.09)	(0.15)	(0.09)	(0.05)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(1.45)	3.74	4.45	(5.27)	(0.63)

Total Income (Loss) From Operations	(0.49)		(1.54)	3.59	4.36	(5.32)	(0.78)

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	(3.04)

Total Distributions	—		—	—	—	—	(3.04)

Net Asset Value, End of Period	$15.53		$16.02	$17.56	$13.97	$ 9.61	$14.93

Total Return(a)	(3.06)%		(8.77)%	25.79%	45.27%	(35.63)%	(5.23)%
Net Assets, End of Period (000’s)	$241		$271	$357	$325	$210	$299
Ratios to Average Net Assets
Gross Expense	2.17	%(f)	2.14%	2.17%	2.20%	2.62%	1.47%
Net Expenses(b)	1.52	%(f)	1.48%	1.48%	1.09%	1.22%	1.28%
Net Investment Income (Loss)	(0.42	)%(f)	(0.59)%	(1.05)%	(0.75)%	(0.42)%	(0.89)%
Portfolio Turnover Rate	115%		561%	393%	635%	865%	600%

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

70	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SMALL-CAP GROWTH FUND – (continued)

CLASS I(d)	2012(e)		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$17.16		$18.76	$14.89	$10.26	$15.94	$19.83
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.01)		(0.05)	(0.12)	(0.10)	(0.05)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		(1.55)	3.99	4.73	(5.63)	(0.67)

Total Income (Loss) From Operations	(0.51)		(1.60)	3.87	4.63	(5.68)	(0.82)

Less Distributions From:
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	—	—	(3.07)

Total Distributions	—		—	—	—	—	(3.07)

Net Asset Value, End of Period	$16.65		$17.16	$18.76	$14.89	$10.26	$15.94

Total Return(a)	(2.97)%		(8.53)%	25.99%	45.13%	(35.63)%	(5.16)%
Net Assets, End of Period (000’s)	$109,097		$124,964	$148,560	$130,502	$93,014	$141,074
Ratios to Average Net Assets
Gross Expense	1.41	%(f)	1.39%	1.42%	1.45%	1.43%	1.38%
Net Expenses(b)	1.25	%(f)	1.21%	1.24%	1.17%	1.18%	1.19%
Net Investment Income (Loss)	(0.16	)%(f)	(0.30)%	(0.81)%	(0.84)%	(0.40)%	(0.81)%
Portfolio Turnover Rate	115%		561%	393%	635%	865%	600%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Formerly Institutional I Shares.
(e)	Six months ended October 31, 2012 (unaudited).
(f)	Annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	71

For a share outstanding throughout each period:

WILMINGTON SMALL-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$10.59		$10.70		$ 7.90	$ 6.57	$ 9.16	$ 14.11	$14.20
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.08		0.09		0.11	0.09	0.05	(0.02)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.10)		2.80	1.32	(2.60)	(2.25)	1.89

Total Income (Loss) From Operations	0.11		(0.01)		2.91	1.41	(2.55)	(2.27)	1.91

Less Distributions From:
Net Investment Income	(0.06)		(0.10)		(0.11)	(0.08)	(0.04)	—	(0.01)
Net Realized Gains	—		—		—	—	—	(2.68)	(1.99)

Total Distributions	(0.06)		(0.10)		(0.11)	(0.08)	(0.04)	(2.68)	(2.00)

Net Asset Value, End of Period	$10.64		$10.59		$10.70	$ 7.90	$ 6.57	$ 9.16	$14.11

Total Return(a)	1.07%		0.06%		36.96%	21.47%	(27.72)%	(18.13)%	14.42%
Net Assets, End of Period (000's)	$45,194		$48,974		$127,968	$99,057	$62,938	$31,834	$41,899
Ratios to Average Net Assets
Gross Expense	1.32	%(d)	1.16	%(d)	0.96%	1.07%	1.61%	1.92%	1.57%
Net Expenses(b)	0.25	%(d)	0.25	%(d)	0.25%	0.25%	0.75%	1.25%	1.25%
Net Investment Income (Loss)	1.47	%(d)	1.17	%(d)	1.18%	1.14%	0.81%	(0.15)%	0.13%
Portfolio Turnover Rate	22%		10%		48%	84%	205%	134%	127%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Small-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

72	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2012 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”), formerly known as MTB Group of Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 25 portfolios, 6 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 19 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Large-Cap Growth Fund (“Large-Cap Growth Fund”) formerly MTB Large Cap Growth Fund(d)	The Fund seeks to provide long-term capital appreciation.

Wilmington Large-Cap Strategy Fund* (“Large-Cap Strategy Fund”)(d)	The Fund’s investment goal is to achieve long-term capital appreciation.

Wilmington Large-Cap Value Fund (“Large-Cap Value Fund”) formerly MTB Large Cap Value Fund(d)	The Fund seeks to provide long-term capital appreciation and secondarily, current income.

Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) formerly MTB Mid Cap Growth Fund(d)	The Fund seeks to provide long-term capital appreciation.

Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”) formerly MTB Small Cap Growth Fund(d)	The Fund seeks to provide long-term capital appreciation.

Wilmington Small-Cap Strategy Fund* (“Small-Cap Strategy Fund”)(d)	The Fund’s investment goal is to achieve long-term capital appreciation.

(d)	Diversified
*	Effective March 9, 2012, the Wilmington Large-Cap Strategy Fund and the Wilmington Small-Cap Strategy Fund (collectively the “WT Funds”), each a series of WT Mutual Fund, were reorganized into the Trust. For financial reporting purposes, the WT Funds’ financial and performance history prior to the reorganization has been carried forward and is reflected in the Funds’ financial statements and financial highlights. See Note 7 for additional information regarding the reorganization.

The Trust offers 7 classes of shares: Class A, Class C, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

On April 1, 2011, Class B Shares of the Funds were terminated after the conversion to Class A of the fund.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	73

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid as follows:

Fund	Dividends Declared	Dividends Paid
Large-Cap Growth Fund	Annually	Annually
Large-Cap Strategy Fund	Quarterly	Quarterly
Large-Cap Value Fund	Quarterly	Quarterly
Mid-Cap Growth Fund	Annually	Annually
Small-Cap Growth Fund	Annually	Annually
Small-Cap Strategy Fund	Quarterly	Quarterly

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustee’s approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

74	NOTES TO FINANCIAL STATEMENTS

As of October 31, 2012, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Large-Cap Growth Fund	$2,816,467	$2,945,402
Large-Cap Strategy Fund	8,926,558	9,109,563
Large-Cap Value Fund	3,256,204	3,330,856
Mid-Cap Growth Fund	21,790,873	22,881,655
Small-Cap Growth Fund	14,518,916	15,005,495
Small-Cap Strategy Fund	7,657,969	7,876,672

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3.	FEDERAL TAX INFORMATION

As of April 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years or periods ended, 2011, 2010, and 2009, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years or periods were as follows:

Fund	2012		2011
	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*
Large-Cap Growth Fund	$70,815	$1,854,981	$—	$235,142
Large-Cap Strategy Fund	5,373,107	—	—	6,299,979
Large-Cap Value Fund	1,355,857	—	—	765,478
Mid-Cap Growth Fund	—	10,589,511	—	—
Small-Cap Strategy Fund	884,546	—	—	1,230,775

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Capital Gains	Undistributed/ Over Distributed Ordinary Income	Unrealized Appreciation	Capital Loss Carryforwards and Deferrals
Large-Cap Growth Fund	$7,366,022	$84,980	$20,190,884	$(19,027,845)
Large-Cap Strategy Fund	—	490,431	89,749,853	(52,817,048)
Large-Cap Value Fund	—	—	13,591,923	(16,895,734)
Mid-Cap Growth Fund	11,276,218	(405,325)	66,904,376	(20,920,324)
Small-Cap Growth Fund	—	—	10,406,415	(27,034,218)
Small-Cap Strategy Fund	—	22,639	17,153,168	(18,642,321)

At April 30, 2012, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through			Short-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2016	2017	2018
Large-Cap Growth Fund	$15,222,276	$3,805,569	$—	$—	$19,027,845
Large-Cap Strategy Fund	—	1,789,484	50,036,848	—	51,826,332
Large-Cap Value Fund	2,666,760	12,309,017	1,646,592	—	16,622,369
Mid-Cap Growth Fund	1,902,894	17,656,560	1,360,930	—	20,920,384
Small-Cap Growth Fund	7,293,340	18,467,238	1,273,640	—	27,034,218
Small-Cap Strategy Fund	936,546	14,256,144	—	3,122,907	18,315,597

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets described in Note 7, and to the extent unrealized gains and losses that existed at the time of the reorganization are realized, the capital loss carryforwards may further be limited for up to five years from the date of the reorganization.

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	75

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2012:

Fund	Capital Loss Carryforwards Used
Large-Cap Growth Fund	$3,853,415
Large-Cap Strategy Fund	10,810,147
Large-Cap Value Fund	5,365,362
Mid-Cap Growth Fund	4,054,445
Small-Cap Growth Fund	10,325,906

The Large-Cap Value Fund expired capital loss carryforwards in the amount of $75,669.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernizatiion Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occuring on the first day of the following fiscal year. Post-October losses and Post-December losses deferred to May 1, 2012 are as follows:

Fund	Ordinary Post-December/ Late Year Losses	Short-Term Post-October/ Late Year Losses	Long-Term Post-October/ Late Year Losses
Large-Cap Strategy Fund	$—	$990,716	$—
Large-Cap Value Fund	—	234,814	38,551
Mid-Cap Growth Fund	405,325	—	—
Small-Cap Strategy Fund	—	326,724	—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) (formerly Rodney Square Management Corporation) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) (formerly MTB Investment Advisors, Inc.) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Advisory Fee Annual Rate
Large-Cap Growth Fund	0.85%
Large-Cap Strategy Fund	0.50%
Large-Cap Value Fund	0.25%
Mid-Cap Growth Fund	0.85%
Small-Cap Growth Fund	0.85%
Small-Cap Strategy Fund	0.55%

WFMC has entered into a Sub-Advisory agreement with NWQ Investment Management Company LLC (“NWQ”) to manage the Large-Cap Value Fund, subject to supervision by the Advisor and the Trustees, and in accordance with the investment goal and restrictions of the Fund. For their service, NWQ receives a fee of

0.45%, accrued daily and paid monthly, based upon the Fund’s average daily net assets that they manage for the Fund, which is paid by the Fund.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2013, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
	Class A	Class C	Class I
Large-Cap Growth Fund	1.42%	N/A	1.04%
Large-Cap Strategy Fund	0.50%	N/A	0.25%
Large-Cap Value Fund	1.32%	N/A	1.04%
Mid-Cap Growth Fund	1.24%	N/A	1.08%
Small-Cap Growth Fund	1.47%	1.52%	1.25%
Small-Cap Strategy Fund	0.50%	N/A	0.25%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration, accounting, transfer agency, and custody services. WTIA in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WTIA	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

WTIA may voluntarily choose to waive any portion of its fee. WTIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2012, WTIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares and up to 1.00% of the average daily net assets of the Funds’ Class C shares (0.75% of the average daily net assets of the Small-Cap Growth Fund), for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Funds may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

76	NOTES TO FINANCIAL STATEMENTS

For the six months ended October 31, 2012, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Large-Cap Growth Fund	$20,923
Large-Cap Strategy Fund	24
Large-Cap Value Fund	5,956
Mid-Cap Growth Fund	60,900
Small-Cap Growth Fund	18,135

Sales Charges – The Class A shares of all the Funds bear front-end sales charges and Class C shares may be subject to a contingent deferred sales charge (“CDSC”).

For the six months ended October 31, 2012, M&T received the amounts listed below from sales charges on the sale of Class A shares and from the CDSC charges upon redemptions of Class C shares.

Fund	Sales Charges from Class A	CDSC Charges from Class C
Large-Cap Growth Fund	$2,387	$—
Large-Cap Value Fund	707	—
Mid-Cap Growth Fund	5,566	639
Small-Cap Growth Fund	1,859	—

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A, Class C and Class I shares to financial intermediaries

(which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2012, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Large-Cap Growth Fund	$19,392
Large-Cap Value Fund	77,771
Mid-Cap Growth Fund	140,554
Small-Cap Growth Fund	72,630

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2012	Value at 10/31/2012	Dividend Income	Realized Gain/Loss
Wilmington Large-Cap Growth Fund:
Wilmington Prime Money Market Fund	—	1,924,513	1,924,513	—	$—	$54	$—

Wilmington Large-Cap Strategy Fund:
M&T Bank Corp.	2,210	1,200	—	3,410	354,981	3,094	—

Wilmington Large-Cap Value Fund:
Wilmington Prime Money Market Fund	1,988,206	16,201,692	15,858,171	2,331,727	2,331,727	314	—

Wilmington Mid-Cap Growth Fund:
Wilmington Prime Money Market Fund	3,796,553	8,311,219	12,107,772	—	—	100	—

Wilmington Small-Cap Growth Fund:
Wilmington Prime Money Market Fund	94,563	11,275,615	11,370,178	—	—	88	—

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2012 were as follows:

Large-Cap Growth Fund	$10,471
Large-Cap Strategy Fund	32,287
Large-Cap Value Fund	1,590
Mid-Cap Growth Fund	731
Small-Cap Growth Fund	128,744
Small-Cap Strategy Fund	19,725

(continued on next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	77
5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2012 were as follows:

Fund	Investments
	Purchases	Sales
Large-Cap Growth Fund	$34,591,363	$40,036,680
Large-Cap Strategy Fund	50,139,716	63,539,553
Large-Cap Value Fund	13,130,638	26,150,276
Mid-Cap Growth Fund	45,214,372	49,806,654
Small-Cap Growth Fund	171,382,646	185,607,179
Small-Cap Strategy Fund	10,130,572	13,943,101

6.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 11, 2013. The Funds did not utilize the LOC for the six months ended October 31, 2012.

7.	REORGANIZATION

On February 21, 2012, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) to transfer all of the assets of Wilmington Large-Cap Strategy Fund and Wilmington Small-Cap Strategy Fund, each a series of WT Mutual Fund, (the “WT Funds”) in exchange for shares of Large-Cap Strategy Fund and Small-Cap Strategy Fund, respectively (the “Acquiring Funds”). The Reorganization is believed to be in the best interest of shareholders as combining the series of WT Funds and the Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. Additionally, the Reorganization is believed to present the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. The shareholders of the WT Funds approved the Reorganization at a meeting on February 21, 2012 and the Reorganization took place on March 9, 2012. The Reorganization was treated as tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Acquiring Fund reflected the historical basis of the assets of each respective WT Fund as of the date of the Reorganization. WFMC and its affiliates bore the expenses related to the Reorganization, except for brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

In exchange for their shares (A Shares and Institutional Shares), shareholders of the WT Funds received an identical number of shares of the corresponding class (Class A and Class I) of the Acquiring Funds, with an aggregate net asset value equal to the aggregate net asset value of their shares immediately prior to the

Reorganization. The Acquiring Funds had no operations prior to March 9, 2012. The WT Funds investment objectives, policies and limitations were identical to those of the Acquiring Funds. Accordingly, for financial reporting purposes, the operating history of the WT Funds prior to the Reorganization is reflected in the financial statements and financial highlights.

8.	LEGAL PROCEEDINGS

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. For example, certain creditors of the Tribune Co., now in bankruptcy, have filed actions against former Tribune shareholders who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These creditor plaintiffs seek the return of all proceeds received by the former Tribune shareholders. The Tribune-related actions are currently pending in the U.S. District Court for the Southern District of New York in a Multi-District Litigation (“MDL”). There are thousands of defendants in the MDL, including the Large-Cap Strategy Fund and the Mid-Cap Growth Fund. The suits all seek the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO. The reason there are different suits is that there are different plaintiffs (various Tribune creditors) and different legal theories of recovery (intentional versus constructive fraudulent conveyance). Although management currently believes that the resolution of the claims against the Funds, individually or in the aggregate, will not have a materially adverse impact on the Funds’ financial positions, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Litigation counsel to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund arising from the Lawsuits. Until the Large-Cap Strategy Fund and the Mid-Cap Growth Fund can do so, no reduction of the net asset value of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 0.5% of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund’s net asset value at this time. The Large-Cap Strategy Fund and the Mid-Cap Growth Fund also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund will pay or receive, as the case may be, a price based on net asset value of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be taken as expenses by the Large-Cap Strategy Fund and the Mid-Cap Growth Fund as incurred and in a manner similar to any other expense incurred by the Large-Cap Strategy Fund and the Mid-Cap Growth Fund.

(continued on next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

78	NOTES TO FINANCIAL STATEMENTS
9.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date, except for the following disclosure.

Effective December 12, 2012, the Large-Cap Value Fund (the “Fund”) terminated its sub-advisory agreement with NWQ, and WFMC along with WTIA assumed the daily management of the assets of the Fund. Effective December 13, 2012, the Fund started paying WFMC a fee of 0.70% of the Fund’s average daily net assets.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors and their sub-advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. This year, Advisory Agreements for certain sub-advisors of the Wilmington Multi-Manager International Fund and the Wilmington Large-Cap Value Fund were the only Advisory Agreements scheduled for renewal.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On September 6, 2012, the Trustees met in person with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management. The primary purpose of the September 6, 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the September 6, 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

-

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended June 30, 2012) compared with performance universes created by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”) of similar or peer group funds, and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar of similar or peer group funds;

-

Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended June 30, 2012) compared with the Fund’s benchmark, and with Lipper and Morningstar categories;

-

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2012 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review; and

-

Information regarding each sub-advisor’s business, personnel and operations, investment advisory services, other funds advised, compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisor concerning the following:

-	The nature and quality of the services provided;
-	The Advisor’s cost of providing the services;
-	The extent to which the Advisor realizes economies of scale as the Fund grows larger; and
-	The fall-out benefits to advisory affiliates that can be attributed to the Advisor’s position with the Fund.

As part of the September 6, 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the contract approval meeting of the Board to be held from September 12-13, 2012.

At the September 12-13, 2012 Board meeting, the Trustees received and considered information provided by the Advisor in follow-up from the September 6, 2012 meeting. The Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Trustees took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion.

After extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

-

The nature and extent of the investment advisory services to be provided to the Funds by Baring, Hansberger, LSV, and NWQ were, and the nature and extent of the services to be provided by Northern Cross would be, consistent with the terms of the Advisory Agreements;

-	The prospects for satisfactory investment performance were reasonable; and

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

80
-

The cost of services to be provided by Baring, Hansberger, LSV, NWQ, and Northern Cross to the Fund appeared to be fair and reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund.

The Trustees also considered the extent to which economies of scale, if any, could be shared with shareholders of the Funds, and considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

In making their determinations, the Trustees took into account each sub-advisor’s management style, investment philosophy and process, past performance, personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisor, including the terms of the Advisory Agreements, and information regarding fee arrangements, including the structure of the sub-advisory fees; the fact that the Trust pays Baring, Hansberger, LSV, and NWQ, and would pay Northern Cross; the method of computing fees; and the frequency of payment of fees.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and unanimously approved the Advisory Agreements.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

81

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

82

PRIVACY POLICY AND NOTICE OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

83

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Additional Sub-Advisor to the

Wilmington Large-Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

Los Angeles, CA 90067

Co-Administrator

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent and Dividend

Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public

Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-SAR-EQ-1012

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Since we are required by law to send a report to each person listed as a shareholder, you (or your household) may receive more than one report.

October 31, 2012

PRESIDENT’S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Multi-Manager Equity Fund

Wilmington Multi-Manager International Fund

Alternatives Fund

Wilmington Rock Maple Alternatives Fund

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Wilmington Strategic Allocation Conservative Fund

Wilmington Strategic Allocation Moderate Fund

Wilmington Strategic Allocation Aggressive Fund

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Rock Maple Alternatives Fund (“Rock Maple Alternatives Fund")

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”), formerly MTB Strategic Allocation Fund

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2012 through October 31, 2012. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

The U.S. economic expansion continued in 2012, though its pace remained tepid. The production of goods and services grew 2.0%, 1.3%, and 3.1% faster than the rate of inflation during the year’s first three quarters, respectively. U.S. consumer spending propelled the gains, though consumers were still cautious amid the long, slow recovery from the Great Recession of 2007–2009. Retail and food sales, for example, amounted to $1.06 trillion during our fiscal half-year, up 2.6% in real (inflation-adjusted) terms over the same period in 2011. The housing market showed signs of rebounding, and inflation averaged about 2.0%.

If consumers were feeling somewhat better, business managers remained wary. During the first, second, and third quarters of 2012, investments in U.S. plants, property, and equipment expected to last three years or more were made at lower rates than they had been made in the corresponding quarters in 2008. Employers likewise remained cautious in hiring. The number of U.S. private sector workers grew in all six months of our fiscal half-year, but the rate of private-sector job growth remained the slowest of any post-World War II recovery. At the end of October there were still 3.9 million fewer private-sector workers than there had been at the labor market’s January 2008 peak. Much of the blame for soft business enthusiasm was laid at the doorsteps of Congress and the White House. Many business leaders said lawmakers needed to make meaningful changes in U.S. tax and spending policies to shore up the nation’s finances and to clarify the legal and regulatory environment.

Despite the modest rate of expansion, the U.S. recovery in 2012 looked solid in relation to economic conditions in Europe, where a recession appeared to be worsening. Greece appeared likely to remain at least a near-term participant in the continent’s common currency experiment, but Spain, Portugal, Italy all joined Greece in struggling under heavy sovereign debts. There was much debate about the possibility of developing common fiscal policies and banking regulations. In China, growth appeared to slow, though it remained strong in absolute terms. On balance, the global economy appeared to be expanding at a modest rate.

The Bond Markets

The good times rolled on in the U.S. bond market during the first half of our fiscal year. The Barclays Capital U.S. Aggregate Bond Index returned 2.8%. The index tracks the overall market for taxable, investment-grade U.S. bonds and includes U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities (MBS). The gain was propelled by strong results among corporate and MBS issues, into which investors piled as the search for investment opportunities with meaningful yields continued.

The yield of the 10-year U.S. Treasury note, against which many other interest rates are set, declined from 1.95% at the end of April to a low of 1.43% in late July before climbing to 1.72% at the end of October. The net decrease of nearly a quarter of a percentage point boosted the prices of bonds across the market.

The S&P Municipal Bond Index1 returned 3.7%. Demand for shares of municipal bond mutual funds, which account for much of the total demand for municipal bonds, rebounded as investors appeared to conclude that fears of widespread municipal bankruptcies were overblown. As the second half of our fiscal year got under way, however, there were fears that some or all of the federal income tax exemption on most municipal bond interest income could be stripped as part of efforts in Washington to raise tax revenues. As of this writing, no changes had been made, and we would caution investors not to allow potential changes in tax policy to drive their investment decisions.

PRESIDENT’S MESSAGE  /  October 31, 2012

ii

For the six-month reporting period May 1, 2012 through October 31, 2012, certain Barclays Capital indices performed as follows2:

Barclays Capital U.S. Aggregate Bond Index[3]	Barclays Capital U.S. Treasury Bond Index[4]	Barclays Capital U.S. Mortgage- Backed Securities Index[5]	Barclays Capital U.S. Credit Bond Index[6]	Barclays Capital Municipal Bond Index[7]
2.75%	1.76%	1.39%	5.86%	3.34%

The Stock Markets

Stocks generally coasted during the six months ended October 31, 2012. Six broad stock market indices, which together offer a rough portrait of the world’s equity securities, returned between –1.3% and 2.5% in U.S. dollars during the period. The only negative return was that of the MSCI Emerging Markets (Net) Index8. The strongest return was recorded by the Russell Top 200 Index9, which tracks mega-capitalization U.S. stocks. In between were the returns of the Russell Midcap Index10 of U.S. stocks (+0.3%), the Russell 2000 Index11 of small-cap U.S. stocks (+1.0%), the MSCI EAFE (Net) Index12 of developed international stock markets (+2.1%), and the S&P 500 Index13, a widely watched gauge consistently mainly of large-cap U.S. stocks (+2.2%).

After-tax U.S. profits—a significant driver of share prices—grew rapidly in 2012. During the first three quarters of the year, they jumped 19%, 15%, and 18% on a year-over-year basis. Investors look ahead, however, not just back, and many of them appeared concerned about the ability of companies to continue to deliver strong profit growth in 2013. Analysts’ estimates of future profits fell more or less steadily in the second half of 2012, a pessimism that might account for some of equity investors’ caution. Conditions in Europe, the slowdown in China, and the “fiscal cliff” of scheduled U.S. tax hikes and spending cuts that loomed over the latter part of 2012 likely also played roles. The Congressional Budget Office estimated that the tax increases and spending cuts had a net value of $560 billion annually. We and a great many other investment managers believed that if lawmakers allowed the U.S. economy to sail off the cliff—that is, if they made no adjustments to the planned tax hikes and spending reductions—a new recession would ensue. As we write this letter, President Obama and House Speaker Boehner were said to be negotiating over potential policy changes, and we were confident that a relatively small portion of the tax increases and spending cuts would take effect in 2013 as scheduled.

For the six-month reporting period May 1, 2012 through October 31, 2012, certain stock market indices performed as follows:

S&P 500 Index[13]	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
2.16%	0.46%	-1.61%	1.21%

The Trust, with assets of $12.6 billion as of October 31, 2012, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds can provide you with the diversification, flexibility, and professional management you need.18

Sincerely,

Sam Guerrieri

President

December 20, 2012

October 31, 2012  /  PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

All investments involve risk, including possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

These risks are magnified in emerging markets. Stock markets, especially foreign markets, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices. Real estate is a cyclical industry that is sensitive to interest rates, economic conditions (both nationally and locally), property tax rates and other factors. Commodity-related securities may be subject to additional risks and broad price fluctuations. High yield securities present greater risk of loss than higher quality debt securities and may be subject to greater price volatility. Investments such as mutual funds that focus on alternative strategies are subject to increased risk and loss of principal and are not suitable for all investors. Diversification and asset allocation do not assure profit or protect against loss.

Investment markets are volatile and no investment strategy can guarantee that the desired result will be achieved. There is no assurance that any investment strategy will be successful. Any investment in the Fund should be part of an overall investment program rather than, in itself, a complete program. Because the Fund invests in underlying mutual funds or other managed strategies, an investor in the Fund will bear the management fees and operating expenses of the “Underlying Strategies” in which the Fund invests. The total expenses borne by an investor in the Fund will be higher than if the investor invested directly in the Underlying Strategies, and the returns may therefore be lower.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3.	Barclays Capital U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.	Barclays Capital U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

5.	Barclays Capital U.S. Mortgage-Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

6.	Barclays Capital U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.	Barclays Capital Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

8.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

9.	Russell Top 200 Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200 Index is a subset of the Russell 3000 Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market.

10.	Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

11.	Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

PRESIDENT’S MESSAGE  /  October 31, 2012

iv
12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

13.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.

16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices.

17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.

18.	Diversification does not assure a profit nor protect against loss.

Sector allocation percentages are based on total net assets at period end and are subject to change at any time. This data is shown for informational purposes only and is not to be considered a recommendation to purchase or sell any security. Cash Equivalents are defined as bonds with stated maturities of seven days or less and includes money market funds and other cash equivalents.

October 31, 2012  /  PRESIDENT’S MESSAGE

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
Actual
Class A	$1,000.00	$996.10	$7.45	1.48%
Class I	$1,000.00	$996.70	$6.79	1.35%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.74	$7.53	1.48%
Class I	$1,000.00	$1,018.40	$6.87	1.35%

WILMINGTON ROCK MAPLE ALTERNATIVES FUND
Actual
Class A	$1,000.00	$1,020.90	$12.17	2.39%
Class I	$1,000.00	$1,023.30	$10.10	1.98%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,013.16	$12.13	2.39%
Class I	$1,000.00	$1,015.22	$10.06	1.98%

WILMINGTON MULTI-MANAGER REAL ASSET FUND
Actual
Class A	$1,000.00	$1,030.30	$6.45	1.26%
Class I	$1,000.00	$1,031.50	$5.17	1.01%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.85	$6.41	1.26%
Class I	$1,000.00	$1,020.11	$5.14	1.01%

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND
Actual
Class A	$1,000.00	$1,025.40	$3.73	0.73%
Class I	$1,000.00	$1,025.70	$2.45	0.48%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class I	$1,000.00	$1,022.79	$2.45	0.48%

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

2

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON STRATEGIC ALLOCATION MODERATE FUND
Actual
Class A	$1,000.00	$1,009.60	$4.20	0.83%
Class I	$1,000.00	$1,010.90	$2.94	0.58%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,021.02	$4.23	0.83%
Class I	$1,000.00	$1,022.28	$2.96	0.58%

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND
Actual
Class A	$1,000.00	$1,006.90	$4.40	0.87%
Class I	$1,000.00	$1,009.30	$3.14	0.62%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.82	$4.43	0.87%
Class I	$1,000.00	$1,022.08	$3.16	0.62%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2012, the Fund’s sector classifications and country allocations were as follows: (unaudited)

Common Stocks	Percentage of Total Net Assets
Financial	20.4%
Consumer, Non-cyclical	13.1%
Basic Materials	10.4%
Investment Companies	9.5%
Energy	9.1%
Industrial	8.4%
Communications	8.3%
Consumer, Cyclical	8.3%
Technology	3.1%
Utilities	2.4%
Diversified	1.4%
Health Care	0.3%
Information Technology	0.2%
Consumer Discretionary	0.0%[3]
Materials	0.0%[3]
Call Warrants	1.4%
Preferred Stocks	1.4%
Certificates	0.2%
Real Estate Investment Trusts	0.2%
Rights	0.0%[3]
Cash Equivalents[1]	2.4%
Other Assets and Liabilities – Net[2]	(0.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Country Allocation	Percentage of Total Net Assets
United Kingdom	14.0%
Japan	11.7%
Canada	6.0%
Switzerland	5.0%
Germany	4.9%
France	4.5%
Australia	3.9%
China	2.8%
South Korea	2.3%
Hong Kong	1.8%
Netherlands	1.7%
Taiwan	1.7%
Mexico	1.5%
Russia	1.5%
South Africa	1.5%
Sweden	1.5%
Singapore	1.2%
Spain	1.2%
Italy	1.1%
Denmark	1.0%
All other Country less than 1.0%	14.6%
Investment Companies	9.5%
Call Warrants	1.4%
Preferred Stocks	1.4%
Certificates	0.2%
Real Estate Investment Trusts	0.2%
Rights	0.0%[3]
Cash Equivalents[1]	2.4%
Other Assets and Liabilities – Net[2]	(0.5)%

TOTAL	100.0%

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

4	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 85.4%

ARGENTINA – 0.1%
*Banco Macro SA ADR	3,500	$47,285
*BBVA Banco Frances SA ADR	5,120	18,688
Cresud SACIF y A ADR	9,926	79,507
[12]Grupo Financiero Galicia SA ADR	10,400	52,520
*Petrobras Argentina SA ADR	33,036	144,698
Telecom Argentina SA ADR	11,750	115,620
TOTAL ARGENTINA		$458,318

AUSTRALIA – 3.9%
AGL Energy Ltd.	4,217	63,649
ALS Ltd.	3,085	29,686
Alumina Ltd.	31,910	31,965
Alumina Ltd. ADR	4,000	15,680
Amalgamated Holdings Ltd.	6,593	46,539
Amcor Ltd.	12,817	105,108
APA Group	5,889	31,544
Arrium Ltd.	227,828	185,651
Asciano Ltd.	34,831	164,874
ASX Ltd.	1,019	31,416
Australia & New Zealand Banking Group Ltd.	14,635	386,635
AWE Ltd	71,858	99,208
Bank of Queensland Ltd.	7,786	61,264
Beach Energy Ltd.	6,336	9,076
Bendigo and Adelaide Bank Ltd.	22,586	189,440
BHP Billiton Ltd.	61,883	2,200,150
*BlueScope Steel Ltd.	120,724	59,526
Boral Ltd.	21,033	78,382
Brambles Ltd.	12,481	94,060
Brickworks Ltd.	1,116	12,894
Cabcharge Australia Ltd.	17,680	108,649
Caltex Australia Ltd.	10,757	190,275
Challenger Ltd.	51,900	174,016
Coca-Cola Amatil Ltd.	42,168	588,743
Cochlear Ltd.	324	23,943
Commonwealth Bank of Australia	7,415	444,512
Crown Ltd.	3,732	37,655
CSL Ltd.	4,777	235,542
*Downer EDI Ltd.	63,750	237,572
Echo Entertainment Group Ltd.	27,058	98,588
[12]Fairfax Media Ltd.	86,793	35,588
First Quantum Minerals Ltd.	4,625	103,961
[12]Fortescue Metals Group Ltd.	14,562	61,674

Description	Number of Shares	Value
*Goodman Fielder Ltd.	163,900	$99,530
GrainCorp Ltd.	8,631	109,933
GUD Holdings Ltd.	9,720	84,654
[12]Harvey Norman Holdings Ltd.	9,633	19,049
Incitec Pivot Ltd.	36,866	120,929
Insurance Australia Group Ltd	19,936	94,989
Leighton Holdings Ltd.	3,545	65,870
Lend Lease Group	5,236	47,124
Macquarie Group Ltd.	17,588	582,408
Metcash Ltd.	50,197	190,712
Miclyn Express Offshore Ltd.	11,930	27,492
Monadelphous Group Ltd.	1,870	40,959
National Australia Bank Ltd.	29,908	800,680
Newcrest Mining Ltd.	55,336	1,518,188
NRW Holdings Ltd.	23,624	50,272
Nufarm Ltd.	8,564	51,117
Orica Ltd.	3,980	103,782
Origin Energy Ltd.	52,975	624,697
OZ Minerals Ltd.	16,170	137,472
Primary Health Care Ltd.	11,033	44,552
*Qantas Airways Ltd.	37,254	51,433
QR National Ltd.	14,150	54,935
Ramsay Health Care Ltd.	18,846	464,822
[12]Rio Tinto Ltd.	21,913	1,295,208
Santos Ltd.	27,989	334,413
Sigma Pharmaceuticals Ltd.	14,892	10,435
Sims Metal Management Ltd.	5,437	53,166
Skilled Group Ltd.	6,827	18,851
Sonic Healthcare Ltd.	706	9,527
Suncorp Group Ltd.	42,844	418,060
TABCORP Holdings Ltd.	22,564	66,520
Tatts Group Ltd.	42,161	122,543
Toll Holdings Ltd.	18,385	84,736
Transurban Group	8,432	53,218
Treasury Wine Estates Ltd.	26,905	137,969
Troy Resources Ltd.	5,097	23,386
Washington H Soul Pattinson & Co. Ltd.	3,937	55,172
Wesfarmers Ltd.	38,257	1,380,817
Westpac Banking Corp.	7,992	211,634
Woodside Petroleum Ltd.	20,655	737,571
Woolworths Ltd.	13,060	398,712
WorleyParsons Ltd.	19,842	508,130
TOTAL AUSTRALIA		$17,543,132

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	5

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

AUSTRIA – 0.2%
Andritz AG	569	$34,272
*Erste Group Bank AG	1,568	39,377
Oesterreichische Post AG	1,424	54,854
OMV AG	10,903	398,518
Raiffeisen International Bank Holding AG	2,579	103,124
Telekom Austria AG	6,978	43,956
Voestalpine AG	4,500	141,733
TOTAL AUSTRIA		$815,834

BELGIUM – 0.8%
Ageas	5,970	151,935
Anheuser-Busch InBev NV	23,056	1,927,808
Belgacom SA	655	19,144
Delhaize Group SA	3,000	114,689
Delhaize Group SA ADR	2,400	91,776
Financiere de Tubize SA	648	28,825
KBC Groep NV	10,874	255,246
Mobistar SA	1,115	29,497
Solvay SA	2,239	269,195
*Telenet Group Holding NV	726	33,288
UCB SA	4,762	277,750
Umicore SA	6,801	349,032
TOTAL BELGIUM		$3,548,185

BERMUDA – 0.1%
Emperor International Holdings	32,000	7,680
Great Eagle Holdings Ltd.	3,000	8,903
Hiscox Ltd.	5,425	42,057
Lancashire Holdings Ltd.	4,656	64,843
Newocean Energy Holdings Ltd.	114,000	43,835
Seadrill Ltd.	3,421	138,489
Shangri-La Asia Ltd.	2,000	3,871
TOTAL BERMUDA		$309,678

BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	86,560
Botswana Insurance Hldgs Ltd.	60,900	80,113
First National Bank of Botswana	274,700	100,553
Sechaba Breweries Ltd.	61,203	121,351
Standard Chartered Bank Botswana Ltd.	41,700	53,001
TOTAL BOTSWANA		$441,578

BRAZIL – 0.7%
All America Latina Logistica SA	11,400	51,863
Banco Do Brasil SA	12,367	131,948
Banco Santander Brasil SA	11,000	75,552
BM&FBovespa SA	21,807	139,579
BR Malls Participacoes SA	5,800	76,246

Description	Number of Shares	Value
BRF – Brasil Foods SA	8,856	$161,113
CCR SA	20,900	183,784
Centrais Eletricas Brasileiras SA	12,500	68,622
Cia de Saneamento Basico do Estado de Sao Paulo	6,100	258,230
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,400	201,624
Cia de Saneamento de Minas Gerais-COPASA	10,400	245,477
Cia Energetica de Minas Gerais	2,453	26,691
Cia Siderurgica Nacional SA	4,900	27,093
Cielo SA	7,224	178,728
Cosan SA Industria e Comercio	3,000	57,532
CPFL Energia SA	4,800	55,774
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	33,913
EDP – Energias do Brasil SA	4,500	28,138
Embraer SA	14,300	99,978
*Fibria Celulose SA	2,086	17,706
*Gafisa SA	28,700	52,707
*LLX Logistica SA	13,400	14,976
Localiza Rent a Car SA	2,700	47,325
Lojas Renner SA	2,500	92,563
*Marfrig Alimentos SA	5,050	26,107
MRV Engenharia e Participacoes SA	6,600	33,470
Natura Cosmeticos SA	3,600	95,980
*OGX Petroleo e Gas Participacoes SA	13,400	31,075
Oi SA	9,480	44,808
PDG Realty SA Empreendimentos e Participacoes	16,500	27,784
Souza Cruz SA	5,500	71,761
Tim Participacoes SA	25,006	88,645
Totvs SA	4,400	89,471
Tractebel Energia SA	2,700	46,528
Ultrapar Participacoes SA	4,000	83,897
Weg SA	4,600	52,839
TOTAL BRAZIL		$3,019,527

BRITISH VIRGIN ISLANDS – 0.0%**
[12]Arcos Dorados Holdings, Inc.	2,300	29,693
Arcos Dorados Holdings, Inc.	3,500	45,185
TOTAL BRITISH VIRGIN ISLANDS		$74,878

BULGARIA – 0.0%**
*Central Cooperative Bank AD	20,482	8,144
*Chimimport AD	10,600	5,409
*Doverie Holding AD	11,040	6,314
*Olovno Tzinkov Komplex AD	900	292
*Petrol AD	37,250	123,434
Sopharma AD Sofia	14,000	22,036
TOTAL BULGARIA		$165,629

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

6	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

CANADA – 6.0%
Agnico-Eagle Mines Ltd.	700	$39,522
Agrium, Inc.	1,342	141,328
Aimia, Inc.	24,200	362,485
Alimentation Couche Tard, Inc.	1,400	68,770
Atco Ltd.	2,300	169,929
*Athabasca Oil Sands Corp.	6,480	78,441
Bank of Montreal	5,400	319,107
Bank of Nova Scotia	8,148	442,582
Bank of Nova Scotia	9,169	498,610
Barrick Gold Corp.	24,636	997,758
Barrick Gold Corp.	16,848	681,342
Baytex Energy Corp.	2,036	92,652
BCE, Inc.	1,600	69,943
Bell Aliant, Inc.	1,300	35,300
Bombardier, Inc.	8,100	30,819
Bonavista Energy Corp.	1,621	29,068
Brookfield Asset Management, Inc.	2,553	87,882
CAE, Inc.	1,400	15,405
Cameco Corp.	35,786	692,459
Cameco Corp.	1,611	31,244
Canadian Imperial Bank of Commerce	6,300	495,548
Canadian National Railway Co.	11,092	957,771
Canadian Natural Resources Ltd.	18,153	547,089
Canadian Natural Resources Ltd.	28,253	853,241
Canadian Pacific Railway Ltd.	3,377	310,667
Canadian Tire Corp. Ltd.	6,773	484,604
Canadian Utilities Ltd.	698	46,825
*Canfor Corp.	11,600	165,391
*Catamaran Corp.	400	18,783
Cenovus Energy, Inc.	15,930	561,917
*CGI Group, Inc.	1,400	36,628
CML HealthCare, Inc.	4,900	41,555
Davis & Henderson Corp.	5,700	119,622
Dorel Industries, Inc.	8,700	311,066
Eldorado Gold Corp.	2,689	39,739
Empire Co. Ltd.	8,000	466,103
Enbridge, Inc.	7,070	281,313
Encana Corp.	14,000	315,394
Enerflex Ltd.	2,300	26,552
Enerplus Corp.	1,090	17,516
Ensign Energy Services, Inc.	2,332	34,860
Extendicare, Inc.	2,400	19,633
Fairfax Financial Holdings Ltd.	450	166,938
Finning International, Inc.	1,116	26,203
Franco-Nevada Corp.	1,300	74,857
Genworth MI Canada, Inc.	1,061	21,735

Description	Number of Shares	Value
George Weston Ltd.	1,300	$84,398
Gildan Activewear, Inc.	600	20,432
Goldcorp, Inc.	20,937	946,981
Goldcorp, Inc.	18,540	838,129
Husky Energy, Inc.	8,900	241,046
IAMGOLD Corp.	8,324	129,771
Imperial Oil Ltd.	2,819	124,728
Industrial Alliance Insurance & Financial Services, Inc.	1,794	49,127
Inmet Mining Corp.	2,564	132,211
Intact Financial Corp.	1,031	63,228
*International Tower Hill Mines Ltd.	8,800	21,323
*Jaguar Mining, Inc.	12,800	13,201
Jean Coutu Group PJC, Inc.	2,200	33,063
*Keegan Resources, Inc.	6,600	26,037
Kinross Gold Corp.	14,013	139,183
*Lake Shore Gold Corp.	35,500	28,436
Laurentian Bank of Canada	5,700	253,682
[12]Loblaw Cos. Ltd.	2,618	90,749
*Lundin Mining Corp.	45,100	234,813
Magna International, Inc.	16,420	729,960
Manulife Financial Corp.	40,349	499,521
Manulife Financial Corp.	56,735	700,986
Metro, Inc.	4,500	265,472
National Bank of Canada	9,600	741,855
Nevsun Resources Ltd.	18,300	86,667
*New Gold, Inc.	3,377	39,527
Nexen, Inc.	10,229	244,267
Onex Corp.	1,200	48,300
*Open Text Corp.	300	16,124
Pan American Silver Corp.	600	13,162
Pembina Pipeline Corp.	1,266	35,404
Pengrowth Energy Corp.	6,876	41,239
Penn West Petroleum Ltd.	6,303	81,852
Penn West Petroleum Ltd.	3,500	45,465
PetroBakken Energy Ltd.	3,400	42,928
Potash Corp. of Saskatchewan, Inc.	1,408	56,602
Power Corp. of Canada	1,700	41,243
Power Financial Corp.	3,300	85,180
*Precision Drilling Corp.	3,100	22,320
*Precision Drilling Corp.	8,400	60,135
Progress Energy Resources Corp.	2,629	52,962
Quebecor, Inc.	1,300	45,349
*Research In Motion Ltd.	14,400	113,614
*,12Research In Motion Ltd.	3,676	29,151
Ritchie Bros Auctioneers, Inc.	500	11,089
Rogers Communications, Inc.	3,598	157,934

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
RONA, Inc.	13,800	$141,765
Royal Bank of Canada	6,400	364,872
Saputo, Inc.	800	35,108
Shaw Communications, Inc.	3,600	78,434
Sherritt International Corp.	44,900	194,211
Shoppers Drug Mart Corp.	3,400	141,720
Silver Wheaton Corp.	6,776	273,075
SNC-Lavalin Group, Inc.	800	32,224
Sun Life Financial, Inc.	7,100	176,080
Sun Life Financial, Inc.	12,075	299,473
Suncor Energy, Inc.	58,652	1,968,476
Suncor Energy, Inc.	19,742	663,726
Talisman Energy, Inc.	27,890	316,110
Talisman Energy, Inc.	2,300	26,220
*Tanzanian Royalty Exploration Corp.	4,700	23,765
Teck Resources Ltd.	5,200	165,047
Teck Resources Ltd.	14,998	478,136
TELUS Corp.	1,181	75,951
[12]Thomson Reuters Corp.	1,100	31,086
Thomson Reuters Corp.	8,775	247,062
Tim Hortons, Inc.	800	39,714
Toronto-Dominion Bank	2,700	219,595
*Tourmaline Oil Corp.	1,041	34,396
TransAlta Corp.	9,800	156,212
TransCanada Corp.	800	36,021
Transcontinental, Inc.	18,800	193,882
*Uranium One, Inc.	8,600	18,685
*Valeant Pharmaceuticals International, Inc.	2,663	148,781
Vermilion Energy, Inc.	982	46,949
Viterra, Inc.	103	1,623
West Fraser Timber Co. Ltd.	5,000	302,829
Westjet Airlines Ltd.	1,000	18,073
Yamana Gold, Inc.	37,242	752,112
TOTAL CANADA		$26,806,455

CAYMAN ISLANDS – 0.2%
Chaowei Power Holdings Ltd.	227,000	123,604
China Mengniu Dairy Co. Ltd.	36,000	109,161
Sands China Ltd.	38,400	144,433
Tianneng Power International Ltd.	354,000	239,348
*Veripos, Inc.	270	781
Want Want China Holdings Ltd.	143,000	195,586
[12]Wynn Macau Ltd.	51,600	146,144
TOTAL CAYMAN ISLANDS		$959,057

CHILE – 0.6%
Administradora de Fondos de Pensiones Provida SA	14,200	100,697
AES Gener SA	101,000	60,201

Description	Number of Shares	Value
Antarchile SA	6,064	$95,091
Banco de Chile	1,936,427	289,086
Banco de Credito e Inversiones	1,979	127,188
Banco Santander Chile	876,218	60,333
Banco Santander Chile ADR	3,272	88,966
Capital SA	2,590	89,206
Cencosud SA	32,500	177,897
Cia Cervecerias Unidas SA ADR	1,000	70,930
Cia General de Electricidad SA	7,900	40,719
*Colbun SA	194,247	54,223
Empresa Nacional de Electricidad SA ADR	3,400	162,758
Empresas CMPC SA	30,750	117,108
Empresas COPEC SA	14,446	208,045
Enersis SA	319,955	109,296
ENTEL Chile SA	3,669	75,069
Lan Airlines SA	4,626	114,383
Quinenco SA	15,702	44,709
SACI Falabella	30,748	315,411
*Sociedad Matriz SAAM SA	373,941	43,716
Sonda SA	39,007	119,344
Vina Concha y Toro SA ADR	1,100	44,440
TOTAL CHILE		$2,608,816

CHINA – 2.8%
Agile Property Holdings Ltd.	460,000	522,913
[12]Agricultural Bank of China Ltd.	270,000	117,057
*Aluminum Corp. of China Ltd.	142,000	62,113
Anhui Conch Cement Co. Ltd.	28,500	98,554
*Baidu, Inc. ADR	9,850	1,050,207
Bank of China Ltd.	1,419,000	584,075
Bank of Communications Co. Ltd.	78,800	56,329
Beijing Capital International Airport Co. Ltd.	90,000	57,948
*Byd Co. Ltd.	42,500	83,903
China BlueChemical Ltd.	236,000	149,516
China Citic Bank Corp. Ltd.	156,000	79,710
China Coal Energy Co. Ltd.	75,000	74,516
China Communications Construction Co. Ltd.	96,000	90,054
[6,7]China Construction Bank Corp.	688,810	519,048
*China COSCO Holdings Co. Ltd.	63,000	31,297
*,12China Eastern Airlines Corp. Ltd.	74,000	25,876
*China Huiyuan Juice Group Ltd.	29,000	9,093
China International Marine Containers Group Co. Ltd.	39,000	48,007
China Longyuan Power Group Corp.	777,000	506,300
China Merchants Bank Co. Ltd.	55,552	103,792
China Minsheng Banking Corp. Ltd.	89,500	81,416
China Mobile Ltd.	93,000	1,031,393
China Oilfield Services Ltd.	30,000	56,903

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
China Overseas Land & Investment Ltd.	52,320	$137,044
China Pacific Insurance Group Co. Ltd.	23,800	74,624
China Petroleum & Chemical Corp.	594,000	630,786
[12]China Railway Construction Corp. Ltd.	89,400	88,823
China Resources Land Ltd.	308,000	703,428
China Shenhua Energy Co. Ltd.	52,000	221,418
[12]China Shipping Development Co. Ltd.	112,000	58,818
*Chongqing Iron & Steel Co. Ltd.	562,000	87,744
Chongqing Machinery & Electric Co. Ltd.	1,156,000	176,009
*,12Ctrip.com International Ltd. ADR	2,800	56,028
Datang International Power Generation Co. Ltd.	132,000	47,009
Dongfeng Motor Group Co. Ltd.	94,000	116,438
[12]Evergrande Real Estate Group Ltd.	22,000	9,623
[12]Focus Media Holding Ltd. ADR	3,300	77,814
[12]Golden Eagle Retail Group Ltd.	53,000	116,257
Guangzhou Automobile Group Co. Ltd.	64,974	44,517
Industrial & Commercial Bank of China	1,635,000	1,082,257
Inner Mongolia Yitai Coal Co.	6,600	35,864
[12]Intime Department Store Group Co. Ltd.	35,000	41,458
Jiangxi Copper Co. Ltd.	20,000	51,742
KWG Property Holding Ltd.	18,000	10,730
*,12NetEase, Inc. ADR	1,100	59,400
New Oriental Education & Technology Group ADR	8,000	134,880
Parkson Retail Group Ltd.	84,000	71,101
PetroChina Co. Ltd.	246,000	335,828
Ping An Insurance Group Co.	104,500	827,904
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	86,544
Shanghai Electric Group Co. Ltd.	90,000	36,580
*Shanghai Zhenhua Heavy Industries Co. Ltd.	62,400	19,282
Shimao Property Holdings Ltd.	15,000	28,645
*SINA Corp.	1,000	54,630
Sinopec Shanghai Petrochemical Co. Ltd.	54,000	15,468
[12]Soho China Ltd.	79,500	54,060
Tencent Holdings Ltd.	29,700	1,050,032
Tingyi Cayman Islands Holding Corp.	46,000	136,812
Wumart Stores, Inc.	27,000	47,938
Yangzijiang Shipbuilding Holdings Ltd.	44,000	32,645
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	46,134
Yanzhou Coal Mining Co. Ltd.	104,000	156,468
12ZTE Corp.	16,440	23,164
TOTAL CHINA		$12,525,966

COLOMBIA – 0.4%
Almacenes Exito SA	9,203	175,442
Banco de Bogota SA	2,920	86,878
BanColombia SA ADR	3,100	198,462

Description	Number of Shares	Value
Cementos Argos SA	7,800	$37,302
Corp. Financiera Colombiana SA	2,416	45,899
Ecopetrol SA	96,190	286,191
Empresa de Energia de Bogota SA	117,410	83,967
Grupo Argos SA	5,400	61,731
Grupo Aval Acciones y Valores	107,700	76,434
Grupo de Inversiones Suramericana SA	5,600	109,324
Grupo Nutresa SA	13,178	176,257
Grupo Odinsa SA	5,784	30,281
Interconexion Electrica SA ESP	25,278	136,894
Isagen SA ESP	46,200	64,819
TOTAL COLOMBIA		$1,569,881

CROATIA – 0.1%
*Atlantska Plovidba DD	562	22,237
Ericsson Nikola Tesla	200	44,232
Hrvatski Telekom DD	5,250	185,339
Koncar-Elektroindustrija DD	920	96,965
*Petrokemija DD	1,500	55,722
*Podravka DD	1,000	44,923
Privredna Banka Zagreb DD	830	73,868
*Tankerska Plovidba DD	40	2,903
*VIRO Tvornica Secera	370	34,074
Zagrebacka Banka DD	3,000	19,692
TOTAL CROATIA		$579,955

CZECH REPUBLIC – 0.3%
CEZ AS	13,730	506,212
Komercni Banka AS	1,800	367,347
*Telefonica Czech Republic AS	8,452	168,341
*Unipetrol AS	15,600	135,415
TOTAL CZECH REPUBLIC		$1,177,315

DENMARK – 1.0%
AP Moeller – Maersk A/S	41	286,092
AP Moeller – Maersk A/S	10	66,234
Carlsberg A/S	3,827	330,146
Coloplast A/S	137	30,041
*Danske Bank A/S	22,725	355,365
DSV A/S	1,213	27,272
GN Store Nord A/S	10,634	166,660
H Lundbeck A/S	9,528	165,881
Novo-Nordisk A/S	17,185	2,769,438
Novozymes A/S	1,740	48,070
TDC A/S	12,321	84,882
TrygVesta A/S	98	6,402
*William Demant Holding A/S	139	11,955
TOTAL DENMARK		$4,348,438

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

EGYPT – 0.3%
Alexandria Mineral Oils Co.	4,000	$51,043
Commercial International Bank Egypt SAE	39,170	242,870
Eastern Tobacco	6,070	91,271
*Egyptian Financial Group-Hermes Holding	19,750	38,094
Egyptian International Pharmaceutical Industrial Co.	8,690	56,341
Egyptian Kuwaiti Holding Co. SAE	77,173	97,238
ElSwedy Electric Co.	6,134	26,593
Ezz Steel	26,500	44,611
Juhayna Food Industries	95,000	101,333
Misr Beni Suef Cement Co.	5,875	61,513
Orascom Construction Industries	5,720	241,630
*Orascom Telecom Holding SAE	324,755	193,392
Orascom Telecom Media And Technology Holding SAE	224,975	22,083
Sidi Kerir Petrochemicals Co.	29,750	65,852
*Talaat Moustafa Group	66,887	53,510
Telecom Egypt Co.	34,680	78,807
TOTAL EGYPT		$1,466,181

ESTONIA – 0.1%
*AS Merko Ehitus	4,300	32,549
AS Tallinna Vesi	5,400	64,462
*Nordecon AS	12,000	17,887
*Olympic Entertainment Group AS	42,630	87,302
*Tallink Group AS	306,420	269,277
Tallinna Kaubamaja AS	11,600	82,694
TOTAL ESTONIA		$554,171

FINLAND – 0.2%
Fortum OYJ	1,621	29,982
Kesko OYJ	1,647	51,554
Kone OYJ	2,098	150,242
Metso OYJ	10,931	383,531
Neste Oil OYJ	921	11,514
Nokian Renkaat OYJ	1,315	54,542
Stora Enso OYJ	19,709	124,356
UPM-Kymmene OYJ	16,967	181,651
Wartsila OYJ Abp	1,520	61,488
TOTAL FINLAND		$1,048,860

FRANCE – 4.5%
Accor SA	7,927	247,308
*Air France-KLM	275	2,297
Air Liquide SA	1,876	221,272
Alstom SA	845	28,860
Arkema SA	3,000	273,512
AtoS	272	18,266

Description	Number of Shares	Value
AXA SA	108,608	$1,726,562
BNP Paribas SA	22,814	1,147,620
Bollore SA	165	48,900
Bouygues SA	3,676	88,408
Bureau Veritas SA	382	40,566
Capital Gemini SA	2,818	118,452
Casino Guichard Perrachon SA	1,867	163,052
Christian Dior SA	1,747	250,778
Cie de St-Gobain	10,157	357,954
*Cie Generale de Geophysique – Veritas	2,914	95,217
*Cie Generale de Geophysique – Veritas ADR	1,200	38,976
Cie Generale des Etablissements Michelin	3,785	325,065
Cie Generale d’Optique Essilor International SA	1,498	135,040
Ciments Francais SA	373	22,699
CNP Assurances	6,904	97,540
*Credit Agricole SA	43,057	324,132
Danone	6,257	384,615
Dassault Systemes SA	446	46,992
Edenred	1,941	56,166
Electricite de France SA	8,034	169,996
Eutelsat Communications SA	577	18,472
France Telecom SA	65,198	726,920
GDF Suez	52,963	1,215,406
Gemalto NV	596	53,782
Hermes International	151	41,218
Iliad SA	79	12,170
Lafarge Cement WAPCO Nigeria PLC	155,000	55,265
Lafarge SA	5,924	346,908
Lagardere SCA	4,684	128,010
Legrand SA	20,109	774,626
L’Oreal SA	717	91,326
LVMH Moet Hennessy Louis Vuitton SA	1,667	270,948
Metropole Television SA	132	1,840
National Societe Generale Bank SAE	7,245	54,926
Natixis	49,439	161,994
Pernod-Ricard SA	9,915	1,067,040
*Peugeot SA	6,771	43,319
PPR	249	43,780
Publicis Groupe SA	1,378	74,239
Remy Cointreau SA	5,219	541,301
Renault SA	7,079	316,643
Rexel SA	20,472	370,556
Sa des Ciments Vicat	165	8,888
Safran SA	1,839	73,165
Sanofi-Aventis SA	22,414	1,970,289
Schneider Electric SA	8,829	551,984
SCOR SE	18,594	496,229

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Societe BIC SA	157	$19,145
*Societe Generale SA	20,211	642,465
Sodexo	699	53,789
Suez Environnement Co.	51,370	545,513
Technip SA	714	80,421
Total SA	31,443	1,582,093
Vallourec SA	584	24,022
Veolia Environnement SA	6,814	67,449
*Video Futur Entertainment Group SA	4,954	514
Vivendi SA	62,594	1,280,648
Zodiac Aerospace	299	30,608
TOTAL FRANCE		$20,268,156

GERMANY – 4.9%
Adidas AG	9,707	826,992
[12]Aixtron SE NA	23,808	313,523
Allianz SE	7,913	981,125
Axel Springer AG	10,037	430,481
BASF SE	23,536	1,950,249
Bayer AG	32,661	2,844,376
Bayerische Motoren Werke AG	3,225	256,865
Beiersdorf AG	8,500	618,176
Brenntag AG	209	26,342
Celesio AG	1,825	35,328
*Commerzbank AG	72,662	139,199
Continental AG	3,851	385,988
Daimler AG	21,076	984,113
Deutsche Bank AG	16,139	731,518
Deutsche Bank AG	8,646	395,209
Deutsche Boerse AG	13,704	741,755
Deutsche Lufthansa AG	6,051	92,468
Deutsche Post AG	37,550	744,411
Deutsche Telekom AG	27,879	318,315
Deutsche Telekom AG ADR	29,100	333,195
E.ON AG	45,457	1,032,845
Fraport AG Frankfurt Airport Services Worldwide	33	1,935
Freenet AG	23,811	393,651
Fresenius Medical Care AG & Co. KGaA	1,950	136,964
Fresenius SE & Co. KGaA	8,737	996,547
GEA Group AG	1,277	39,873
HeidelbergCement AG	5,745	304,481
Henkel AG & Co. KGaA	4,100	265,285
Kabel Deutschland Holding AG	672	48,419
Lanxess AG	790	65,257
Linde AG	1,536	258,316
Merck KGaA	1,901	242,947
Metro AG	4,100	118,108
Muenchener Rueckversicherungs AG	10,643	1,710,561

Description	Number of Shares	Value
RWE AG	10,737	$490,633
Salzgitter AG	1,130	48,897
SAP AG	26,990	1,966,038
Siemens AG	2,202	221,307
Suedzucker AG	389	15,073
Symrise AG	1,166	41,916
ThyssenKrupp AG	3,384	76,999
United Internet AG	3,755	75,122
Volkswagen AG	495	96,495
TOTAL GERMANY		$21,797,297

GHANA – 0.1%
*Aluworks Ghana Ltd.	232,000	6,137
CAL Bank Ltd.	498,146	89,599
Ghana Commercial Bank Ltd.	106,696	115,710
10HFC Bank Ghana Ltd.	243,750	58,026
Produce Buying Co. Ltd.	162,500	14,614
Standard Chartered Bank Ghana Ltd.	2,200	66,339
TOTAL GHANA		$350,425

GREECE – 0.0%**
Hellenic Petroleum SA	12,659	99,104
*National Bank of Greece SA	17,182	39,864
TOTAL GREECE		$138,968

HONG KONG – 1.8%
AIA Group Ltd.	199,000	788,292
ASM Pacific Technology Ltd.	1,100	12,263
Bank of East Asia Ltd.	20,918	77,598
Beijing Enterprises Holdings Ltd.	11,500	74,267
Belle International Holdings Ltd.	249,000	463,940
*Chaoda Modern Agriculture Holdings Ltd.	98,140	—
Cheung Kong Holdings Ltd.	10,000	147,741
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,574
China Agri-Industries Holdings Ltd.	145,000	90,741
*,12China Green Holdings Ltd.	45,000	9,929
China Life Insurance Co. Ltd.	64,000	189,108
China Merchants Holdings International Co. Ltd.	18,000	59,690
China Resources Enterprise Ltd.	26,000	84,541
China Resources Power Holdings Co. Ltd.	39,600	84,820
China Southern Airlines Co. Ltd.	81,000	38,357
China Telecom Corp. Ltd.	258,000	153,467
China Unicom Hong Kong Ltd.	502,652	821,102
*,12China Yurun Food Group Ltd.	106,000	77,687
CLP Holdings Ltd.	29,000	247,341
CNOOC Ltd.	183,000	380,165
COSCO Pacific Ltd.	38,000	56,093
Dah Sing Financial Holdings Ltd.	3,200	12,304
Dickson Concepts International Ltd.	23,500	12,129

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
*Galaxy Entertainment Group Ltd.	16,000	$55,019
Global Bio-Chem Technology Group Co. Ltd.	282,000	32,748
Hang Lung Group Ltd.	5,000	29,613
Hang Lung Properties Ltd.	10,000	34,774
Hang Seng Bank Ltd.	600	9,213
Harbin Electric Co. Ltd.	24,000	19,850
Henderson Land Development Co. Ltd.	46,116	319,537
HKT Trust / HKT Ltd.	346	321
Hong Kong & China Gas Co. Ltd.	50,150	133,301
Hong Kong Exchanges and Clearing Ltd.	6,600	108,920
Hongkong & Shanghai Hotels	6,000	7,928
Hongkong Electric Holdings	3,000	25,510
Hopewell Holdings Ltd.	10,000	36,064
Hutchison Whampoa Ltd.	57,400	564,738
Hysan Development Co. Ltd.	8,000	35,355
Johnson Electric Holdings Ltd.	333,000	213,978
Kerry Properties Ltd.	10,500	52,093
Kingboard Chemical Holdings Ltd.	113,500	337,569
[12]Lenovo Group Ltd.	118,000	94,856
Li & Fung Ltd.	50,000	83,870
MGM China Holdings Ltd.	73,600	132,954
MTR Corp. Ltd.	6,500	25,413
New World Development Co. Ltd.	147,650	228,237
Nine Dragons Paper Holdings Ltd.	93,000	65,520
Noble Group Ltd.	82,000	88,063
Orient Overseas International Ltd.	6,500	41,097
PICC Property & Casualty Co. Ltd.	32,000	42,611
Shanghai Industrial Holdings Ltd.	13,000	41,767
*Sino-Forest Corp.	2,022	—
SJM Holdings Ltd.	29,000	63,163
Sun Hung Kai Properties Ltd.	45,000	626,512
Swire Pacific Ltd.	1,000	11,864
Swire Properties Ltd.	2,000	6,194
Wharf Holdings Ltd.	28,000	191,663
Wheelock & Co. Ltd.	68,000	297,443
Xinyi Glass Holdings Ltd.	268,000	150,425
[12]Zijin Mining Group Co. Ltd.	90,000	36,232
TOTAL HONG KONG		$8,143,564

HUNGARY – 0.4%
EGIS Pharmaceuticals PLC	3,690	296,693
*FHB Mortgage Bank PLC	2,400	5,214
Magyar Telekom Telecommunications PLC	93,710	173,582
MOL Hungarian Oil and Gas PLC	4,913	426,712
OTP Bank Nyrt	27,090	514,186
Richter Gedeon Nyrt	2,040	380,488
TOTAL HUNGARY		$1,796,875

Description	Number of Shares	Value

INDIA – 0.7%
GAIL India Ltd. GDR	1,770	$68,878
HDFC Bank Ltd. ADR	15,195	568,141
ICICI Bank Ltd. ADR	6,300	247,275
[12]Infosys Ltd. ADR	9,868	428,469
Niko Resources Ltd.	15,555	198,107
*,6,7Reliance Industries Ltd. GDR	14,461	433,064
State Bank of India GDR	1,710	134,158
Tata Motors Ltd. ADR	21,790	526,228
Tata Steel Ltd. GDR	38,100	276,987
[12]Wipro Ltd. ADR	9,766	75,394
TOTAL INDIA		$2,956,701

INDONESIA – 0.7%
Adaro Energy Tbk PT	719,000	102,554
AKR Corporindo Tbk PT	143,500	66,484
Aneka Tambang Persero Tbk PT	190,000	25,320
Astra International Tbk PT	389,000	326,023
Bank Central Asia Tbk PT	253,000	215,992
Bank Danamon Indonesia Tbk PT	81,122	51,519
Bank Mandiri Persero Tbk PT	206,500	177,369
Bank Negara Indonesia Persero Tbk PT	166,000	66,538
Bank Rakyat Indonesia Persero Tbk PT	231,500	178,355
*Barito Pacific Tbk PT	269,000	14,003
Bumi Resources Tbk PT	556,000	38,205
Gudang Garam Tbk PT	18,000	92,108
Indo Tambangraya Megah Tbk PT	21,000	88,876
Indocement Tunggal Prakarsa Tbk PT	70,000	155,960
Indofood Sukses Makmur Tbk PT	148,000	87,829
Indosat Tbk PT	70,500	47,710
Kalbe Farma Tbk PT	870,000	87,860
Lippo Karawaci Tbk PT	501,000	48,509
Perusahaan Gas Negara Persero Tbk PT	588,000	284,664
Semen Gresik Persero Tbk PT	89,000	138,064
Surya Semesta Internusa Tbk PT	410,000	50,370
Tambang Batubara Bukit Asam Persero Tbk PT	29,000	48,308
Telekomunikasi Indonesia Persero Tbk PT	305,000	309,604
Timah Persero Tbk PT	1,059,500	157,739
Unilever Indonesia Tbk PT	49,000	132,894
United Tractors Tbk PT	75,500	165,856
TOTAL INDONESIA		$3,158,713

IRELAND – 0.1%
CRH PLC ADR	6,847	127,697
*Elan Corp. PLC	3,601	39,766
James Hardie Industries SE	9,638	92,344
Kerry Group PLC	1,457	76,238
*Permanent TSB Group Holdings PLC	38,000	1,231
TOTAL IRELAND		$337,276

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

ISRAEL – 0.8%
*Bank Hapoalim BM	49,877	$195,982
*Bank Leumi Le-Israel BM	55,972	180,153
Delek Group Ltd.	7	1,331
*Discount Investment Corp.	10,300	37,316
Elbit Systems Ltd.	363	12,787
Israel Chemicals Ltd.	72,181	903,273
Israel Corp. Ltd.	13	8,837
*Israel Discount Bank Ltd.	45,421	64,091
*Mellanox Technologies Ltd.	366	27,773
*Mizrahi Tefahot Bank Ltd.	663	6,018
*NICE Systems Ltd. ADR	17,611	586,447
Teva Pharmaceutical Industries Ltd.	10,501	426,675
Teva Pharmaceutical Industries Ltd. ADR	29,365	1,186,933
TOTAL ISRAEL		$3,637,616

ITALY – 1.1%
Atlantia SpA	1,615	26,647
*,12Banca Monte dei Paschi di Siena SpA	101,271	27,959
*Banco Popolare SC	53,365	85,078
De’Longhi SpA	3,523	46,896
Enel SpA	98,381	369,795
ENI SpA	81,200	1,863,920
Exor SpA	1,244	32,055
Fiat Industrial SpA	2,965	32,109
*Fiat SpA	27,835	135,654
*Finmeccanica SpA	6,450	31,952
Intesa Sanpaolo SpA	25,562	41,051
Luxottica Group SpA	672	25,564
Mediaset SpA	13,498	23,619
Mediobanca SpA	11,562	65,878
*Milano Assicurazioni SpA	19,800	8,431
[12]Pirelli & C SpA	1,489	17,244
Prada SpA	70,400	574,097
Prysmian SpA	1,573	30,256
Saipem SpA	12,966	582,489
Telecom Italia SpA	189,456	174,472
Telecom Italia SpA ADR	6,400	58,816
*UniCredit SpA	76,877	339,386
Unione di Banche Italiane SCPA	42,922	168,680
TOTAL ITALY		$4,762,048

JAPAN – 11.7%
ABC-Mart, Inc.	100	4,384
Aeon Co. Ltd.	23,900	260,766
Aeon Credit Service Co. Ltd.	4,000	84,880
Aeon Mall Co. Ltd.	400	10,377
Aisan Industry Co. Ltd.	3,800	28,894

Description	Number of Shares	Value
Aisin Seiki Co. Ltd.	5,300	$154,160
Ajinomoto Co., Inc.	14,000	213,780
Alfresa Holdings Corp.	900	40,699
Amada Co. Ltd.	27,000	136,978
Asahi Glass Co. Ltd.	27,000	183,315
Asahi Group Holdings Ltd.	5,700	129,879
Asahi Kasei Corp.	61,000	335,450
Asics Corp.	2,000	29,037
Autobacs Seven Co. Ltd.	400	16,410
Avex Group Holdings, Inc.	1,100	21,744
Bank of Yokohama Ltd.	17,000	78,154
Benesse Holdings, Inc.	400	19,266
Bridgestone Corp.	6,100	142,051
Brother Industries Ltd.	22,700	213,834
Canon Marketing Japan, Inc.	1,600	23,310
Canon, Inc.	17,400	561,909
Casio Computer Co. Ltd.	4,200	32,093
Central Japan Railway Co.	6,700	576,588
Chiba Bank Ltd.	13,000	75,886
Chiyoda Corp.	2,000	32,269
Chugai Pharmaceutical Co. Ltd.	2,700	54,724
Citizen Holdings Co. Ltd.	10,300	52,255
Coca-Cola West Co. Ltd.	1,400	21,448
COMSYS Holdings Corp.	3,000	39,835
Cosmo Oil Co. Ltd.	12,000	21,345
Credit Saison Co. Ltd.	1,500	32,939
CyberAgent Inc.	197	393,852
Dai Nippon Printing Co. Ltd.	15,000	106,163
Daicel Corp.	4,000	24,001
Daihatsu Motor Co. Ltd.	21,000	367,756
Dai-ichi Life Insurance Co. Ltd.	26	29,964
Daiichi Sankyo Co. Ltd.	11,100	169,635
Dainippon Sumitomo Pharma Co. Ltd.	2,900	33,312
Daishi Bank Ltd.	6,000	19,842
Daito Trust Construction Co. Ltd.	11,200	1,130,803
Daiwa House Industry Co. Ltd.	3,000	45,434
Daiwa Securities Group, Inc.	13,000	51,785
Dena Co. Ltd.	1,200	37,445
Dentsu, Inc.	200	4,718
Disco Corp.	1,200	59,151
DTS Corp.	2,600	35,859
East Japan Railway Co.	15,900	1,091,470
Eisai Co. Ltd.	4,400	195,941
Eizo Nanao Corp.	9,500	148,992
Faith, Inc.	244	25,736
FamilyMart Co. Ltd.	300	14,543
FANUC Corp.	5,500	875,673

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Fast Retailing Co. Ltd.	600	$133,634
Fuji Media Holdings, Inc.	83	122,894
FUJIFILM Holdings Corp.	29,700	500,766
Fujitsu Ltd.	92,000	353,801
Fukuoka Financial Group, Inc.	39,000	152,424
*Furukawa Electric Co. Ltd.	13,000	25,893
Geo Holdings Corp.	200	224,728
Glory Ltd.	1,200	29,132
Gree, Inc.	900	15,693
Gunma Bank Ltd.	12,000	57,873
H2O Retailing Corp.	2,000	20,569
Hachijuni Bank Ltd.	13,000	67,093
Hakuhodo DY Holdings, Inc.	130	7,784
Hamamatsu Photonics KK	300	10,391
Hankyu Hanshin Holdings, Inc.	31,000	171,640
Hiday Hidaka Corp.	1,200	19,602
Hirose Electric Co. Ltd.	300	32,093
Hiroshima Bank Ltd.	10,000	35,576
Hisamitsu Pharmaceutical Co., Inc.	300	15,520
Hitachi Capital Corp.	11,200	214,937
Hitachi Chemical Co. Ltd.	2,200	31,003
Hitachi Construction Machinery Co. Ltd.	2,500	41,056
Hitachi High-Technologies Corp.	900	19,695
Hitachi Koki Co. Ltd.	1,300	9,315
Hitachi Ltd.	19,000	100,676
Hitachi Metals Ltd.	61,000	570,801
Hitachi Transport System Ltd.	1,300	19,493
Hokkaido Electric Power Co., Inc.	7,300	60,079
Hokuhoku Financial Group, Inc.	29,000	46,136
Hokuriku Electric Power Co.	1,500	14,900
Honda Motor Co. Ltd.	25,300	757,447
House Foods Corp.	1,600	25,835
Hoya Corp.	4,200	85,021
Ibiden Co. Ltd.	6,300	79,312
Idemitsu Kosan Co. Ltd.	700	60,241
IHI Corp.	21,000	44,194
Information Services International-Dentsu Ltd.	3,500	30,515
Inpex Corp.	109	621,257
Isetan Mitsukoshi Holdings Ltd.	8,900	87,071
Isuzu Motors Ltd.	62,000	327,746
IT Holdings Corp.	4,900	61,012
Ito En Ltd.	100	1,881
ITOCHU Corp.	27,400	274,241
Iyo Bank Ltd.	8,000	61,831
J Front Retailing Co. Ltd.	15,000	77,978
*Japan Airlines Co. Ltd.	600	28,561
Japan Tobacco, Inc.	24,200	668,737

Description	Number of Shares	Value
JFE Holdings, Inc.	16,900	$238,162
JGC Corp.	2,000	68,771
Joyo Bank Ltd.	12,000	58,023
JS Group Corp.	4,800	106,126
JTEKT Corp.	6,300	47,351
Jupiter Telecommunications Co. Ltd.	621	844,025
Juroku Bank Ltd.	3,000	9,733
JX Holdings, Inc.	104,880	558,362
Kamigumi Co. Ltd.	8,000	64,537
Kaneka Corp.	9,000	43,856
Kansai Electric Power Co., Inc.	10,600	81,528
Kansai Paint Co. Ltd.	2,000	21,521
KAO Corp.	4,100	115,147
*Kawasaki Kisen Kaisha Ltd.	21,000	26,569
KDDI Corp.	6,000	465,990
Keikyu Corp.	4,000	37,680
Keio Corp.	5,000	37,956
Keisei Electric Railway Co. Ltd.	1,000	9,169
Keyence Corp.	2,770	734,919
Kinden Corp.	3,000	18,790
Kintetsu Corp.	12,000	47,050
*Kobe Steel Ltd.	39,000	34,198
Komatsu Ltd.	38,000	795,891
Konica Minolta Holdings, Inc.	24,500	162,658
Kubota Corp.	10,000	102,217
Kurita Water Industries Ltd.	1,000	22,698
Kyocera Corp.	12,300	1,080,083
Kyocera Corp. ADR	300	26,640
Kyowa Exeo Corp.	16,100	168,805
Kyowa Hakko Kirin Co. Ltd.	14,000	148,892
Kyushu Electric Power Co., Inc.	9,100	68,965
Lawson, Inc.	500	36,766
Mabuchi Motor Co. Ltd.	800	33,872
Makita Corp.	1,400	55,330
Marubeni Corp.	56,000	362,670
Marui Group Co. Ltd.	5,100	36,670
Maruichi Steel Tube Ltd.	65	1,352
*Mazda Motor Corp.	46,000	54,741
McDonald’s Holdings Co Japan Ltd.	300	8,335
Medipal Holdings Corp.	4,550	57,908
MEIJI Holdings Co. Ltd.	500	22,892
Meitec Corp.	1,400	30,831
Ministop Co. Ltd.	9,600	161,984
Miraca Holdings, Inc.	3,400	143,743
Mitsubishi Chemical Holdings Corp.	25,000	98,960
Mitsubishi Corp.	87,600	1,563,698
Mitsubishi Electric Corp.	60,000	447,952

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Mitsubishi Estate Co. Ltd.	12,000	$237,354
Mitsubishi Gas Chemical Co., Inc.	13,000	64,161
Mitsubishi Heavy Industries Ltd.	77,000	324,088
Mitsubishi Logistics Corp.	3,000	38,670
Mitsubishi Materials Corp.	32,000	92,998
Mitsubishi Tanabe Pharma Corp.	1,367	19,710
Mitsubishi UFJ Financial Group, Inc.	467,194	2,112,703
Mitsui & Co. Ltd.	48,192	679,143
Mitsui Chemicals, Inc.	18,000	37,204
Mitsui Fudosan Co. Ltd.	8,000	161,643
Mitsui Home Co. Ltd.	5,000	24,364
Mitsui OSK Lines Ltd.	21,000	50,244
Mizuho Financial Group, Inc.	288,100	451,114
MS&AD Insurance Group Holdings	16,700	283,040
Nabtesco Corp.	1,000	18,615
Nagase & Co. Ltd.	3,000	31,980
Namco Bandai Holdings, Inc.	16,300	256,047
*NEC Corp.	65,000	124,577
NET One Systems Co. Ltd.	8,800	97,888
NGK Spark Plug Co. Ltd.	3,000	33,521
Nidec Corp.	12,200	868,045
Nihon Kohden Corp.	6,600	245,299
Nikon Corp.	2,800	71,201
Nintendo Co. Ltd.	200	25,755
Nippon Electric Glass Co. Ltd.	15,000	76,287
Nippon Express Co. Ltd.	26,000	95,102
Nippon Meat Packers, Inc.	3,000	37,204
Nippon Paper Group, Inc.	7,400	84,632
Nippon Shokubai Co. Ltd.	1,000	9,808
Nippon Steel Corp.	148,340	327,043
Nippon Telegraph & Telephone Corp.	13,200	601,053
Nippon Television Network Corp.	1,800	23,292
Nippon Yusen KK	41,000	78,066
Nishi-Nippon City Bank Ltd.	44,000	100,313
Nissan Motor Co. Ltd.	2,100	17,573
*Nissan Tokyo Sales Holdings Co. Ltd.	7,000	28,410
*Nissha Printing Co. Ltd.	100	763
Nisshin Seifun Group, Inc.	6,500	81,179
*Nisshin Steel Holdings Co. Ltd.	10,415	69,016
Nisshinbo Holdings, Inc.	3,000	19,617
Nitto Denko Corp.	900	40,812
NKSJ Holdings, Inc.	4,600	81,132
NOF Corp.	42,000	200,451
NOK Corp.	500	8,005
Nomura Holdings, Inc.	122,800	443,021
Nomura Real Estate Holdings, Inc.	21,200	380,554
Nomura Research Institute Ltd.	2,300	48,835

Description	Number of Shares	Value
Noritz Corp.	2,600	$42,698
*North Pacific Bank Ltd.	13,000	33,546
NTN Corp.	31,000	55,530
NTT Data Corp.	17	55,346
NTT DoCoMo, Inc.	200	293,874
NTT Urban Development Corp.	6	4,938
Obayashi Corp.	15,000	67,080
Odakyu Electric Railway Co. Ltd.	6,000	63,660
OJI Paper Co. Ltd.	52,000	152,424
*Olympus Corp.	800	13,970
Onward Holdings Co. Ltd.	2,000	14,806
Oriental Land Co. Ltd.	500	68,207
ORIX Corp.	3,880	398,547
Otsuka Corp.	300	24,464
Otsuka Holdings Co. Ltd.	13,200	406,599
Panasonic Corp.	63,300	407,569
Rakuten, Inc.	121,900	1,096,382
*Renesas Electronics Corp.	1,900	7,021
Rengo Co. Ltd.	7,000	30,603
Resona Holdings, Inc.	21,000	90,755
[12]Ricoh Co. Ltd.	21,000	175,461
Riken Corp.	8,000	26,757
Rinnai Corp.	200	13,654
Rohm Co. Ltd.	7,500	241,921
Round One Corp.	26,000	131,580
San-In Godo Bank Ltd.	2,000	13,829
Sankyo Co. Ltd.	1,000	45,284
Sankyu, Inc.	44,000	153,226
Santen Pharmaceutical Co. Ltd.	400	17,512
SBI Holdings, Inc.	7,710	53,892
Secom Co. Ltd.	1,400	71,289
Seiko Epson Corp.	1,300	7,214
Sekisui Chemical Co. Ltd.	10,000	82,049
Sekisui House Ltd.	15,000	153,138
Seven & I Holdings Co. Ltd.	4,000	123,362
Seven Bank Ltd.	27,400	78,256
[12]Sharp Corp.	23,563	50,768
Shiga Bank Ltd.	8,000	52,311
Shimamura Co. Ltd.	100	10,422
Shimano, Inc.	300	18,903
Shimizu Corp.	18,000	60,203
Shin-Etsu Chemical Co. Ltd.	3,400	191,657
Shinsei Bank Ltd.	14,000	20,519
Shionogi & Co. Ltd.	30,100	499,216
Shiseido Co. Ltd.	17,700	223,938
Showa Denko KK	19,000	29,037
SMC Corp.	3,200	504,271

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Softbank Corp.	29,700	$940,147
Sojitz Corp.	30,900	38,320
Sony Corp.	36,500	436,189
Sony Financial Holdings, Inc.	2,500	44,595
*Sumco Corp.	8,300	56,768
Sumitomo Chemical Co. Ltd.	26,000	72,955
Sumitomo Corp.	81,400	1,109,397
Sumitomo Electric Industries Ltd.	49,700	534,168
Sumitomo Heavy Industries Ltd.	37,000	132,557
Sumitomo Metal Mining Co. Ltd.	22,000	289,640
Sumitomo Mitsui Financial Group, Inc.	27,700	848,037
Sumitomo Mitsui Trust Holdings, Inc.	130,820	396,573
Sumitomo Realty & Development Co. Ltd.	3,000	82,826
Sumitomo Rubber Industries Ltd.	2,500	29,406
Suruga Bank Ltd.	1,000	12,000
Suzuken Co. Ltd.	3,800	119,907
Suzuki Motor Corp.	13,500	305,749
Sysmex Corp.	8,700	409,226
T&D Holdings, Inc.	2,100	22,939
Taisei Corp.	24,000	66,141
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,134
Takashimaya Co. Ltd.	5,000	32,882
Takeda Pharmaceutical Co. Ltd.	600	27,884
TDK Corp.	6,500	244,024
Teijin Ltd.	12,000	27,508
Terumo Corp.	8,400	361,969
Tobu Railway Co. Ltd.	7,000	37,179
Toda Corp.	4,000	12,076
Toho Co. Ltd.	300	5,227
Tokai Rika Co. Ltd.	6,400	80,491
Tokio Marine Holdings, Inc.	37,100	981,991
Tokyo Broadcasting System Holdings, Inc.	700	6,804
*Tokyo Electric Power Co., Inc.	39,700	64,650
Tokyo Electron Ltd.	16,500	740,981
*Tokyo Tatemono Co. Ltd.	9,000	36,979
Tokyu Corp.	12,000	61,030
Toppan Printing Co. Ltd.	14,000	80,847
Toray Industries, Inc.	6,000	35,024
Tosoh Corp.	16,000	31,266
TOTO Ltd.	1,000	7,491
Toyo Ink SC Holdings Co. Ltd.	1,000	3,683
Toyo Seikan Kaisha Ltd.	3,300	35,054
Toyo Tire & Rubber Co. Ltd.	62,000	150,670
Toyota Motor Corp.	67,830	2,604,271
Toyota Tsusho Corp.	6,400	139,657
Tsumura & Co.	300	9,583
Ube Industries Ltd.	15,000	34,198

Description	Number of Shares	Value
Unicharm Corp.	800	$43,292
UNY Co. Ltd.	6,000	42,691
Vital KSK Holdings, Inc.	2,500	25,335
Wacoal Holdings Corp.	4,000	44,996
West Japan Railway Co.	3,600	157,159
Yahoo Japan Corp.	77	26,496
Yakult Honsha Co. Ltd.	400	18,640
Yamada Denki Co. Ltd.	1,610	69,781
Yamaguchi Financial Group, Inc.	13,000	107,642
Yamaha Corp.	5,600	50,297
Yamaha Motor Co. Ltd.	3,800	36,320
Yamato Holdings Co. Ltd.	1,100	16,742
Yamato Kogyo Co. Ltd.	700	19,650
Yokogawa Electric Corp.	700	7,962
Yokohama Rubber Co. Ltd.	19,100	133,745
TOTAL JAPAN		$52,469,888

JORDAN – 0.2%
Arab Bank PLC	30,435	303,167
Arab Potash Co.	2,100	141,088
Bank of Jordan	14,070	40,555
*Capital Bank of Jordan	21,205	32,658
*Jordan Petroleum Refinery Co.	5,580	46,438
Jordan Phosphate Mines	1,700	31,706
Jordan Steel	5,259	10,477
Jordan Telecommunications Co. PSC	9,750	73,013
Jordanian Electric Power Co.	10,917	49,668
*,10Middle East Complex for Engineering Electric and Heavy Industries PLC	60	9
*Taameer Jordan Holdings PSC	12,900	3,281
TOTAL JORDAN		$732,060

KAZAKHSTAN – 0.1%
Eurasian Natural Resources Corp. PLC	34,173	180,717
*,12Halyk Savings Bank of Kazakhstan JSC GDR	21,790	154,927
*Kazkommertsbank JSC GDR	28,000	61,600
KazMunaiGas Exploration Production JSC GDR	10,800	202,911
TOTAL KAZAKHSTAN		$600,155

KENYA – 0.2%
Athi River Mining Ltd.	29,200	79,558
Bamburi Cement Co. Ltd.	15,600	32,427
Barclays Bank of Kenya Ltd.	493,600	91,590
East African Breweries Ltd.	43,780	123,396
Equity Bank Ltd.	170,500	48,557
Kenya Airways Ltd.	402,900	58,909
Kenya Commercial Bank Ltd.	244,300	85,354
Kenya Power & Lighting Ltd.	178,087	38,692
Nation Media Group Ltd.	26,620	70,653

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Safaricom Ltd.	2,400,100	$124,022
Standard Chartered Bank Kenya Ltd.	10,458	28,003
TOTAL KENYA		$781,161

LATVIA – 0.0%**
*Latvian Shipping Co.	36,206	16,107

LEBANON – 0.1%
*,12Solidere GDR	19,314	237,378

LITHUANIA – 0.0%**
Apranga PVA	22,400	62,422
*Invalda PVA	17,284	43,461
Lesto AB	19,018	15,061
*Lietuvos Energijos Gamyba	10,949	5,677
Litgrid AB	8,818	6,046
*Panevezio Statybos Trestas	16,900	22,343
Pieno Zvaigzdes	10,687	25,072
*Siauliu Bankas	58,107	18,151
TOTAL LITHUANIA		$198,233

LUXEMBOURG – 0.7%
Arcelormittal	7,792	115,438
[12]ArcelorMittal	31,453	464,561
*Kernel Holding SA	4,220	88,295
Millicom International Cellular SA	4,810	415,524
Pegas Nonwovens SA	2,900	66,301
SES SA	49,800	1,378,098
Subsea 7 SA	31,136	683,197
TOTAL LUXEMBOURG		$3,211,414

MALAYSIA – 0.7%
Alliance Financial Group Bhd	28,800	38,482
Axiata Group Bhd	45,000	96,471
Batu Kawan Bhd	12,600	74,293
British American Tobacco Malaysia Bhd	4,100	85,123
CIMB Group Holdings Bhd	54,800	137,270
Dialog Group Bhd	42,600	33,565
DiGi.Com Bhd	50,000	87,163
Felda Global Ventures Holdings Bhd	35,800	55,005
Gamuda Bhd	81,100	96,117
Genting Bhd	47,800	138,880
Genting Malaysia Bhd	57,900	68,241
Hong Leong Bank Bhd	16,400	79,039
*IHH Healthcare Bhd	48,200	51,745
IJM Corp. Bhd	40,860	67,206
IOI Corp. Bhd	75,280	125,055
KLCC Property Holdings Bhd	24,500	47,697
*KNM Group Bhd	27,075	4,755
Kuala Lumpur Kepong Bhd	7,400	52,038
Kulim Malaysia Bhd	17,300	28,455

Description	Number of Shares	Value
Malayan Banking Bhd	33,490	$99,283
Malaysian Resources Corp. Bhd	83,700	48,362
Maxis Bhd	37,100	84,772
MMC Corp. Bhd	48,400	41,472
Muhibbah Engineering M Bhd	68,300	20,741
Multi-Purpose Holdings Bhd	36,500	43,498
Petronas Chemicals Group Bhd	110,500	235,801
Petronas Dagangan Bhd	10,300	74,663
PPB Group Bhd	14,100	62,307
Public Bank Bhd	19,800	103,355
RHB Capital Bhd	9,900	24,376
*Sapurakencana Petroleum Bhd	96,517	79,533
*Scomi Group Bhd	69,500	9,355
Sime Darby Bhd	84,246	270,494
Ta Ann Holdings Bhd	19,008	23,713
Telekom Malaysia Bhd	35,100	68,909
Tenaga Nasional Bhd	60,025	136,958
UMW Holdings Bhd	15,400	50,457
Wah Seong Corp. Bhd	35,921	20,637
WCT Bhd	35,466	32,136
YTL Corp. Bhd	102,176	58,703
YTL Power International Bhd	69,316	37,093
TOTAL MALAYSIA		$2,993,218

MAURITIUS – 0.1%
*CIM Financial Services Ltd.	191,700	32,934
*Lux Island Resorts Ltd.	7,000	3,472
Mauritius Commercial Bank	38,600	201,446
Mauritius Development Invest Trust	265,200	40,833
New Mauritius Hotels Ltd.	18,900	32,776
Rogers And Co. Ltd.	7,100	35,212
State Bank of Mauritius Ltd.	55,800	144,700
Sun Resorts Ltd.	24,969	22,258
TOTAL MAURITIUS		$513,631

MEXICO – 1.5%
Alfa SAB de CV	303,000	556,758
America Movil SAB de CV	997,924	1,265,886
America Movil SAB de CV ADR	31,602	799,215
Arca Continental SAB de CV	12,700	92,141
*Cemex SAB de CV	350,968	318,160
Coca-Cola Femsa SAB de CV	6,400	82,065
Compartamos SAB de CV	108,000	145,578
Corp. Moctezuma SAB de CV	20,900	48,044
*Empresas ICA SAB de CV	20,800	44,955
Fomento Economico Mexicano SAB de CV	36,900	332,252
*Grupo Aeroportuario del Centro Norte Sab de CV	17,800	42,318
Grupo Aeroportuario del Pacifico SAB de CV	14,700	70,817

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
[12]Grupo Bimbo SAB de CV	53,600	$124,728
Grupo Carso SAB de CV	24,800	89,775
Grupo Elektra SAB de CV	1,460	60,411
Grupo Financiero Banorte SAB de CV	95,400	530,405
Grupo Financiero Inbursa SAB de CV	158,600	421,512
Grupo Mexico SAB de CV	119,621	383,693
Grupo Modelo SAB de CV	16,500	145,418
Grupo Televisa SAB	60,600	275,046
*Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	56,900	97,861
*Industrias CH SAB de CV	7,500	43,526
Industrias Penoles SAB de CV	3,830	191,588
Kimberly-Clark de Mexico SAB de CV	42,000	101,808
Mexichem SAB de CV	20,105	99,650
*Minera Frisco SAB de CV	16,600	65,670
Organizacion Soriana SAB de CV	10,800	36,291
*Promotora y Operadora de Infraestructura SAB de CV	13,900	72,186
TV Azteca SAB de CV	38,700	24,324
Wal-Mart de Mexico SAB de CV	105,300	309,853
TOTAL MEXICO		$6,871,934

MOROCCO – 0.3%
Attijariwafa Bank	6,559	247,476
Auto Hall	3,700	23,510
Banque Centrale Populaire	3,900	89,837
Banque Marocaine du Commerce et de l’Industrie	320	31,575
Banque Marocaine du Commerce Exterieur	6,980	144,910
Brasseries Maroc	171	37,894
Cie Generale Immobiliere	390	37,254
Ciments du Maroc	500	45,487
Credit Immobilier et Hotelier	800	20,164
Delta Holding SA	7,500	32,366
Douja Promotion Groupe Addoha SA	13,520	97,766
Holcim Maroc SA	520	105,833
Lafarge Ciments	785	120,214
Maroc Telecom SA	30,600	385,449
*SAMIR	440	18,475
*Sonasid	410	57,336
TOTAL MOROCCO		$1,495,546

NETHERLANDS – 1.7%
Aegon NV	111,664	623,507
AKZO Nobel NV	4,306	234,243
*ASML Holding NV	19,451	1,070,218
Delta Lloyd NV	3,924	65,254
European Aeronautic Defence and Space Co. NV	3,887	138,094
Fugro NV	10,953	740,497
Heineken Holding NV	6,401	324,812

Description	Number of Shares	Value
Heineken NV	1,767	$108,937
*ING Groep NV	115,103	1,016,878
Koninklijke Ahold NV	2,960	37,687
Koninklijke DSM NV	6,123	314,396
Koninklijke KPN NV	36,812	232,413
Koninklijke Philips Electronics NV	18,619	465,523
Koninklijke Vopak NV	406	28,264
Randstad Holding NV	480	15,669
Royal Dutch Shell PLC	17,176	588,956
Royal Dutch Shell PLC	32,556	1,150,837
Unilever NV	9,956	365,582
*Yandex NV	2,700	62,856
TOTAL NETHERLANDS		$7,584,623

NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.	15,769	34,820
*Contact Energy Ltd.	8,921	40,645
Fletcher Building Ltd.	87	504
SKYCITY Entertainment Group Ltd.	3,557	11,350
TOTAL NEW ZEALAND		$87,319

NIGERIA – 0.2%
Dangote Cement PLC	100,100	76,550
First Bank of Nigeria PLC	1,383,642	142,804
*First City Monument Bank PLC	862,500	18,671
Guaranty Trust Bank PLC	576,410	72,666
Guinness Nigeria PLC	19,500	32,704
Nestle Nigeria PLC	17,736	76,224
Nigerian Breweries PLC	92,380	71,288
*Oando PLC	473,625	32,990
UAC of Nigeria PLC	124,250	31,644
*United Bank for Africa PLC	812,013	23,679
Zenith Bank PLC	1,340,475	153,797
TOTAL NIGERIA		$733,017

NORWAY – 0.6%
AKER Solutions ASA	954	18,741
*Cermaq ASA	498	6,813
DNB ASA	15,466	193,146
*Marine Harvest ASA	47,108	37,017
Norsk Hydro ASA	31,103	140,041
Orkla ASA	24,550	194,202
Statoil ASA	35,654	881,141
*Storebrand ASA	10,389	52,389
Telenor ASA	45,847	901,452
TGS Nopec Geophysical Co. ASA	4,671	158,942
TOTAL NORWAY		$2,583,884

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

OMAN – 0.2%
Bank Dhofar SAOG	40,413	$37,999
Bank Sohar	215,660	81,783
BankMuscat SAOG	98,380	140,287
Dhofar International Development & Investment Holding Co.	41,800	39,086
Galfar Engineering & Contracting SAOG	34,540	34,540
HSBC Bank Oman	35,846	20,204
National Bank Of Oman SAOG	49,374	35,139
Oman Cement Co.	32,940	56,041
Oman Flour Mills Co. SAOG	16,000	19,366
Oman Oil Marketing Co.	13,300	65,360
Oman Telecommunications Co. SAOG	37,300	141,449
*Renaissance Services SAOG	35,992	51,324
TOTAL OMAN		$722,578

PAKISTAN – 0.2%
Engro Corp. Ltd.	19,952	19,197
Fauji Fertilizer Co. Ltd.	58,780	70,705
HUB Power Co.	147,000	70,410
Lucky Cement Ltd.	48,500	72,550
MCB Bank Ltd.	44,770	88,232
Millat Tractors Ltd.	7,660	40,765
National Bank Of Pakistan	88,480	41,919
Nishat Mills Ltd.	55,450	34,692
Oil & Gas Development Co. Ltd.	57,700	109,574
Pakistan Oilfields Ltd.	9,300	39,770
Pakistan Petroleum Ltd.	45,572	82,226
*Pakistan Telecommunication Co. Ltd.	135,000	23,784
United Bank Ltd.	53,000	41,606
TOTAL PAKISTAN		$735,430

PAPUA NEW GUINEA – 0.1%
Oil Search Ltd.	83,126	641,993

PERU – 0.3%
Alicorp SA	41,600	117,986
BBVA Banco Continental SA	25,099	62,953
Cia de Minas Buenaventura SA ADR	7,700	275,352
*Cia Minera Milpo SAA	34,893	45,779
Credicorp Ltd.	2,500	323,350
Ferreyros SA	71,981	59,718
Grana y Montero SA	46,300	160,616
Luz del Sur SAA	12,200	38,980
Minsur SA	35,670	32,346
Sociedad Minera el Brocal SA	4,000	57,249
Volcan Cia Minera SAA	41,905	40,911
TOTAL PERU		$1,215,240

Description	Number of Shares	Value

PHILIPPINES – 0.3%
Aboitiz Equity Ventures, Inc.	218,500	$255,920
Aboitiz Power Corp.	49,300	39,612
Alliance Global Group, Inc.	135,000	48,763
Ayala Corp.	5,620	60,436
Ayala Land, Inc.	178,200	101,872
Bank of the Philippine Islands	34,945	68,711
*BDO Unibank, Inc.	40,562	63,017
Energy Development Corp.	411,750	66,668
Jollibee Foods Corp.	47,600	122,134
Manila Electric Co.	10,710	72,535
Metropolitan Bank & Trust	27,813	64,140
Philex Mining Corp.	216,150	78,705
Philippine Long Distance Telephone Co.	1,800	115,791
San Miguel Corp.	23,000	60,913
Semirara Mining Corp.	14,190	75,437
SM Investments Corp.	5,010	97,658
SM Prime Holdings, Inc.	200,750	70,661
Universal Robina Corp.	22,900	39,969
TOTAL PHILIPPINES		$1,502,942

POLAND – 0.6%
*AmRest Holdings SE	2,700	66,387
Asseco Poland SA	7,073	88,616
Bank Pekao SA	4,050	194,467
*Bioton SA	1,701,800	47,973
*BRE Bank SA	780	73,587
Budimex SA	2,780	47,151
*Cyfrowy Polsat SA	22,930	104,141
Eurocash SA	10,410	127,131
*Get Bank SA	52,683	27,392
*Getin Holding SA	18,000	12,967
*Getin Noble Bank SA	1,322	683
Grupa Kety SA	450	18,211
*Grupa Lotos SA	2,600	27,404
*ING Bank Slaski SA	2,000	54,500
Jastrzebska Spolka Weglowa SA	2,850	77,484
KGHM Polska Miedz SA	4,800	241,755
LPP SA	90	111,068
Lubelski Wegiel Bogdanka SA	1,500	56,380
*Netia SA	21,500	39,126
Orbis SA	2,900	32,355
PGE SA	41,880	226,935
*Polimex-Mostostal SA	47,700	8,367
*Polski Koncern Naftowy Orlen SA	11,150	152,967
*Polskie Gornictwo Naftowe i Gazownictwo SA	61,300	75,841
Powszechna Kasa Oszczednosci Bank Polski SA	29,200	326,421

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Powszechny Zaklad Ubezpieczen SA	2,360	$275,721
*Rovese SA	13,950	10,487
Synthos SA	34,800	57,770
Tauron Polska Energia SA	70,360	97,188
Telekomunikacja Polska SA	44,020	166,282
TVN SA	14,650	32,121
TOTAL POLAND		$2,878,878

PORTUGAL – 0.1%
*Banco Espirito Santo SA	16,030	15,583
EDP - Energias de Portugal SA	28,687	77,934
Jeronimo Martins SGPS SA	1,290	22,572
Portugal Telecom SGPS SA	22,539	113,378
TOTAL PORTUGAL		$229,467

QATAR – 0.3%
Barwa Real Estate Co.	3,607	28,531
Commercial Bank of Qatar QSC	3,008	59,401
Doha Bank QSC	2,658	39,933
Gulf International Services QSC	5,500	45,393
Industries Qatar QSC	8,430	351,930
Masraf Al Rayan	17,290	125,367
Omani Qatari Telecommunications Co. SAOG	14,700	18,633
Qatar Electricity & Water Co.	2,230	81,582
Qatar Gas Transport Co. Nakilat	15,550	66,156
Qatar Islamic Bank	3,500	73,731
Qatar National Bank SAQ	9,188	337,899
Qatar National Cement Co.	1,220	34,178
Qatar Navigation	2,703	47,810
Qatar Telecom Qtel QSC	7,232	209,753
TOTAL QATAR		$1,520,297

ROMANIA – 0.1%
Antibiotice	159,827	18,037
*Banca Transilvania	257,164	87,254
Biofarm Bucuresti	481,487	27,456
BRD-Groupe Societe Generale	85,800	191,547
OMV Petrom SA	1,688,500	197,047
Transelectrica SA	2,450	8,159
TOTAL ROMANIA		$529,500

RUSSIA – 1.5%
Federal Hydrogenerating Co. JSC ADR	67,760	160,862
Gazprom Neft OAO ADR	12,600	308,700
Gazprom OAO ADR	152,845	1,397,003
Globaltrans Investment PLC GDR	8,080	149,480
LSR Group GDR	27,240	131,161
Lukoil OAO ADR	9,610	580,924
Magnit OJSC GDR	8,400	298,200
Mail.Ru Group Ltd. GDR	3,190	106,386

Description	Number of Shares	Value
[12]Mechel ADR	8,700	$55,245
MMC Norilsk Nickel OJSC ADR	15,900	243,906
MMC Norilsk Nickel OJSC ADR	14,210	215,566
Mobile Telesystems OJSC ADR	28,700	491,918
NovaTek OAO GDR	1,400	159,600
Novolipetsk Steel OJSC GDR	2,800	52,892
*Pharmstandard OJSC GDR	5,700	83,790
*Rosneft Oil Co. OAO GDR	25,500	188,700
Rostelecom OJSC ADR	8,766	198,550
Sberbank of Russia ADR	67,330	784,394
Severstal OAO GDR	5,880	71,324
Sistema JSFC GDR	5,500	100,925
Surgutneftegas OAO ADR	10,000	58,300
Surgutneftegas OAO ADR	18,070	157,209
Tatneft OAO ADR	4,000	154,960
*TMK OAO GDR	4,860	72,074
Uralkali OJSC GDR	4,000	156,720
VimpelCom Ltd. ADR	20,100	221,502
VTB Bank OJSC GDR	42,550	147,912
*X5 Retail Group NV GDR	6,100	115,595
TOTAL RUSSIA		$6,863,798

SINGAPORE – 1.2%
Amtek Engineering Ltd.	12,000	5,903
CapitaLand Ltd.	58,000	155,485
City Developments Ltd.	3,000	28,185
ComfortDelGro Corp. Ltd.	11,000	15,240
DBS Group Holdings Ltd.	88,000	1,002,787
Fraser and Neave Ltd.	8,000	60,075
[12]Genting Singapore PLC	7,000	7,632
Global Logistic Properties Ltd.	17,000	35,817
Golden Agri-Resources Ltd.	653,440	334,809
Hi-P International Ltd.	14,000	8,264
Ho Bee Investment Ltd.	4,000	4,853
Jardine Cycle & Carriage Ltd.	3,335	134,625
Keppel Corp. Ltd.	117,400	1,025,975
Olam International Ltd.	22,000	35,530
Oversea-Chinese Banking Corp.	77,000	574,439
Overseas Union Enterprise Ltd.	8,000	17,380
SembCorp. Industries Ltd.	132,000	588,687
[12]SembCorp. Marine Ltd.	8,000	30,890
Singapore Airlines Ltd.	17,000	147,729
Singapore Exchange Ltd.	13,000	71,725
Singapore Land Ltd.	2,000	11,264
Singapore Press Holdings Ltd.	8,000	26,496
Singapore Technologies Engineering Ltd.	20,000	57,714
Singapore Telecommunications Ltd.	106,000	279,817
Stamford Land Corp. Ltd.	27,000	12,285

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
STX OSV Holdings Ltd.	174,000	$218,249
United Industrial Corp. Ltd.	9,000	20,585
UOL Group Ltd.	35,000	162,403
Venture Corp. Ltd.	7,000	43,901
Wilmar International Ltd.	31,000	78,530
TOTAL SINGAPORE		$5,197,274

SLOVENIA – 0.1%
Gorenje DD	2,600	14,663
Krka DD Novo Mesto	4,070	253,214
*Luka Koper	1,120	10,975
Mercator Poslovni Sistem	622	91,504
*Nova Kreditna Banka Maribor DD	11,800	19,883
Petrol DD Ljubljana	210	58,521
*Sava DD	100	778
Telekom Slovenije DD	1,000	101,747
TOTAL SLOVENIA		$551,285

SOUTH AFRICA – 1.5%
ABSA Group Ltd.	7,500	120,406
African Bank Investments Ltd.	19,710	66,650
African Rainbow Minerals Ltd.	2,100	43,959
[12]Anglo American Platinum Ltd.	900	41,831
AngloGold Ashanti Ltd.	7,030	233,886
*Aspen Pharmacare Holdings Ltd.	7,432	135,429
Astral Foods Ltd.	16,800	185,426
Aveng Ltd.	21,500	76,720
AVI Ltd.	11,200	73,860
Barloworld Ltd.	10,400	84,261
Bidvest Group Ltd.	13,125	313,266
Discovery Holdings Ltd.	7,999	51,219
[12]Exxaro Resources Ltd.	2,300	46,023
FirstRand Ltd.	64,690	214,722
Foschini Group Ltd.	4,400	63,884
Gold Fields Ltd.	12,790	157,909
Grindrod Ltd.	29,600	50,798
Harmony Gold Mining Co. Ltd.	8,390	68,721
Impala Platinum Holdings Ltd.	10,574	190,245
Imperial Holdings Ltd.	3,900	88,600
Kumba Iron Ore Ltd.	1,490	93,139
Liberty Holdings Ltd.	2,800	32,477
*Life Healthcare Group Holdings Ltd.	23,000	86,980
Massmart Holdings Ltd.	3,274	65,853
MMI Holdings Ltd.	22,679	54,849
MTN Group Ltd.	60,960	1,099,166
*Murray & Roberts Holdings Ltd.	26,380	68,303
Naspers Ltd.	7,071	459,059
Nedbank Group Ltd.	11,300	233,282

Description	Number of Shares	Value
Netcare Ltd.	31,200	$64,770
Omnia Holdings Ltd.	3,500	51,810
Pick n Pay Stores Ltd.	8,300	40,597
PPC Ltd.	10,421	34,842
Remgro Ltd.	9,190	157,395
Reunert Ltd.	12,650	111,434
RMB Holdings Ltd.	13,000	57,034
RMI Holdings	13,000	33,899
Sanlam Ltd.	37,500	167,505
Sasol Ltd.	8,880	378,934
Shoprite Holdings Ltd.	6,320	129,962
Standard Bank Group Ltd.	23,140	285,852
*,12Steinhoff International Holdings Ltd.	24,400	82,003
*Telkom SA Ltd.	61,700	129,866
Tiger Brands Ltd.	3,590	114,110
Truworths International Ltd.	7,400	80,566
Vodacom Group Ltd.	13,820	174,211
Wilson Bayly Holmes-Ovcon Ltd.	4,800	78,665
Woolworths Holdings Ltd.	11,980	90,361
TOTAL SOUTH AFRICA		$6,764,739

SOUTH KOREA – 2.3%
BS Financial Group, Inc.	19,015	215,327
Cheil Industries, Inc.	890	76,220
*Daewoo Engineering & Construction Co. Ltd.	4,364	37,134
Daewoo International Corp.	1,379	52,980
DGB Financial Group, Inc.	12,200	154,374
Doosan Heavy Industries & Construction Co. Ltd.	1,030	44,105
*Doosan Infracore Co. Ltd.	2,200	32,478
E-Mart Co. Ltd.	421	91,295
Hana Financial Group, Inc.	3,860	112,374
Honam Petrochemical Corp.	200	40,895
Hyosung Corp.	1,650	90,927
Hyundai Department Store Co. Ltd.	430	53,425
Hyundai Glovis Co. Ltd.	270	56,198
Hyundai Heavy Industries Co. Ltd.	397	83,361
*Hyundai Merchant Marine Co. Ltd.	1,180	28,402
Hyundai Mobis	663	169,002
Hyundai Motor Co.	4,666	960,496
Hyundai Securities Co. Ltd.	2,330	17,882
Hyundai Steel Co.	1,290	92,853
Industrial Bank of Korea	18,600	204,658
KB Financial Group, Inc.	5,173	175,975
KCC Corp.	120	33,670
Kia Motors Corp.	2,955	164,197
*Korea Electric Power Corp.	6,940	180,086
*Korea Exchange Bank	30,350	210,385
Korea Zinc Co. Ltd.	200	82,157

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
*Korean Air Lines Co. Ltd.	800	$35,907
KT Corp.	9,631	326,303
KT Corp. ADR	48,785	826,906
KT&G Corp.	1,400	106,675
LG Chem Ltd.	628	176,204
LG Corp.	830	50,686
*LG Display Co. Ltd.	2,660	79,024
LG Electronics, Inc.	1,070	74,466
LG Uplus Corp.	5,860	37,451
Lotte Shopping Co. Ltd.	190	58,798
Macquarie Korea Infrastructure Fund	5,769	35,441
NHN Corp.	380	87,979
OCI Co. Ltd.	270	38,126
POSCO	1,084	341,421
Samsung C&T Corp.	1,650	89,717
Samsung Card Co. Ltd.	1,000	38,694
Samsung Electro-Mechanics Co. Ltd.	470	40,251
Samsung Electronics Co. Ltd.	1,812	2,176,527
*,[6,7]Samsung Electronics Co. Ltd. GDR	1,176	709,128
Samsung Fire & Marine Insurance Co. Ltd.	630	137,773
Samsung Heavy Industries Co. Ltd.	1,680	51,374
Samsung Life Insurance Co. Ltd.	1,500	129,287
Samsung Securities Co. Ltd.	1,240	55,542
Shinhan Financial Group Co. Ltd.	6,950	238,655
SK Holdings Co. Ltd.	320	44,599
*SK Hynix, Inc.	3,690	84,079
SK Innovation Co. Ltd.	800	117,733
SK Telecom Co. Ltd.	3,630	510,916
S-Oil Corp.	740	67,785
Woongjin Coway Co. Ltd.	1,510	54,967
Woori Finance Holdings Co. Ltd.	5,090	48,072
Woori Investment & Securities Co. Ltd.	6,468	62,569
TOTAL SOUTH KOREA		$10,393,911

SPAIN – 1.2%
Acciona SA	2,057	126,216
ACS Actividades de Construccion y Servicios SA	3,179	67,864
Amadeus IT Holding SA	1,985	49,141
Banco Bilbao Vizcaya Argentaria SA	14,487	120,869
*Banco de Sabadell SA	41,711	101,531
Banco Espanol de Credito SA	5,839	21,274
*Banco Popular Espanol SA	79,004	123,188
Banco Santander SA	215,118	1,614,110
Banco Santander SA ADR	5,461	40,739
CaixaBank	21,103	79,869
*EDP Renovaveis SA	10,506	49,948
Enagas SA	9,820	195,249
Ferrovial SA	32,092	453,394

Description	Number of Shares	Value
*Grifols SA	16,613	$576,218
Iberdrola SA	55,604	287,563
[12]Inditex SA	2,955	377,036
Mapfre SA	23,156	64,169
Red Electrica Corp. SA	1,048	49,139
Repsol YPF SA	15,412	308,032
Tecnicas Reunidas SA	3,791	186,179
Telefonica SA	31,553	415,516
TOTAL SPAIN		$5,307,244

SWEDEN – 1.5%
Assa Abloy AB	2,996	99,868
Atlas Copco AB	5,601	137,726
Atlas Copco AB	3,785	82,914
Bilia AB	2,482	31,807
BioGaia AB	1,199	31,092
Boliden AB	40,671	710,665
*CDON Group AB	191	1,071
Clas Ohlson AB	3,063	39,137
Elekta AB	52,014	741,052
Getinge AB	2,202	67,724
Hennes & Mauritz AB	6,410	216,955
[12]Hexagon AB	2,016	46,381
Holmen AB	2,937	86,566
Investor AB	8,312	183,336
*Lundin Petroleum AB	4,855	116,235
Meda AB	3,075	31,455
Nordea Bank AB	70,621	641,487
Oriflame Cosmetics SA	4,341	119,767
Saab AB	13,800	262,148
Sandvik AB	2,600	36,063
Skandinaviska Enskilda Banken AB	41,132	341,067
SKF AB	4,302	96,963
SSAB AB	12,066	86,335
SSAB AB	1,865	11,528
Svenska Cellulosa AB	17,620	343,214
Swedbank AB	35,917	666,042
Swedish Match AB	1,376	46,884
Telefonaktiebolaget LM Ericsson	33,747	296,620
Telefonaktiebolaget LM Ericsson	551	4,723
Telefonaktiebolaget LM Ericsson ADR	24,700	219,583
TeliaSonera AB	109,969	724,019
Trelleborg AB	1,475	16,044
Volvo AB	10,449	140,598
TOTAL SWEDEN		$6,677,069

SWITZERLAND – 5.0%
*ABB Ltd.	41,038	739,416
*Actelion Ltd.	4,125	198,964

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
*Adecco SA	1,671	$80,814
*Aryzta AG	1,877	93,719
Baloise Holding AG	4,451	371,833
*Barry Callebaut AG	34	32,456
Cie Financiere Richemont SA	16,428	1,065,448
*Clariant AG	4,675	50,048
*Credit Suisse Group AG	44,610	1,034,179
*Geberit AG	2,322	478,712
*Givaudan SA	143	143,107
[12]Glencore International PLC	26,121	144,606
Helvetia Holding AG	600	210,351
*Holcim Ltd.	14,135	964,543
*Julius Baer Group Ltd.	24,007	832,628
*Lonza Group AG	551	27,932
Nestle SA	33,362	2,117,142
Novartis AG	15,612	939,604
Novartis AG ADR	1,473	89,058
*OC Oerlikon Corp. AG	7,448	74,936
Pargesa Holding SA	785	52,935
Partners Group Holding AG	162	34,286
Roche Holding AG	17,571	3,379,111
Schindler Holding AG	398	51,497
Schindler Holding AG	380	50,065
SGS SA	43	91,051
*Sika AG	13	27,122
*Sonova Holding AG	100	10,056
STMicroelectronics NV	16,726	98,359
Sulzer AG	442	63,977
Swatch Group AG	464	192,017
*Swiss Life Holding AG	3,952	497,342
*Swiss Re AG	19,931	1,377,171
Syngenta AG	5,669	2,214,520
*UBS AG	157,406	2,359,484
Wolseley PLC	1,395	60,985
*Zurich Financial Services AG	8,845	2,179,671
TOTAL SWITZERLAND		$22,429,145

TAIWAN – 1.7%
*Acer, Inc.	28,870	22,335
Advanced Semiconductor Engineering, Inc.	90,804	68,385
Asia Cement Corp.	41,350	51,524
Asustek Computer, Inc.	26,700	286,079
*AU Optronics Corp.	147,126	55,904
Catcher Technology Co. Ltd.	9,438	41,031
Cathay Financial Holding Co. Ltd.	130,623	131,238
Chang Hwa Commercial Bank	78,142	39,456
Cheng Shin Rubber Industry Co. Ltd.	31,920	79,875
*Chimei Innolux Corp.	72,877	27,192

Description	Number of Shares	Value
*China Airlines Ltd.	87,858	$34,286
*China Development Financial Holding Corp.	192,750	43,086
China Steel Corp.	146,405	125,794
Chinatrust Financial Holding Co. Ltd.	205,683	113,359
Chipbond Technology Corp.	175,000	296,534
Chunghwa Telecom Co. Ltd.	89,024	279,148
Compal Electronics, Inc.	278,736	175,567
Delta Electronics, Inc.	22,888	78,193
D-Link Corp.	36,046	20,236
Epistar Corp.	10,099	16,075
Far Eastern Department Stores Co. Ltd.	48,881	46,015
Far Eastern New Century Corp.	44,290	45,863
Far EasTone Telecommunications Co. Ltd.	29,000	66,910
First Financial Holding Co. Ltd.	88,402	50,234
Formosa Chemicals & Fibre Corp.	54,950	130,168
Formosa Petrochemical Corp.	28,990	84,353
Formosa Plastics Corp.	67,040	182,675
Foxconn Technology Co. Ltd.	19,950	69,317
Fubon Financial Holding Co. Ltd.	124,314	127,665
*Gemtek Technology Corp.	1	1
Gigabyte Technology Co. Ltd.	252,000	207,897
Hiwin Technologies Corp.	59,700	384,205
Hon Hai Precision Industry Co. Ltd.	299,027	907,957
Hotai Motor Co. Ltd.	13,000	92,563
HTC Corp.	9,465	68,365
Hua Nan Financial Holdings Co. Ltd.	93,255	49,002
Largan Precision Co. Ltd.	4,000	85,169
Lien Hwa Industrial Corp.	75,104	47,048
Lite-On Technology Corp.	34,061	43,374
MediaTek, Inc.	10,082	111,993
Mega Financial Holding Co. Ltd.	201,558	146,619
*Motech Industries, Inc.	13,372	10,299
Nan Kang Rubber Tire Co. Ltd.	70,598	81,685
Nan Ya Plastics Corp.	84,730	149,374
Novatek Microelectronics Corp.	10,145	38,201
*Pegatron Corp.	42,990	54,303
Pou Chen Corp.	96,157	97,268
President Chain Store Corp.	18,496	91,491
Quanta Computer, Inc.	44,571	101,920
*Realtek Semiconductor Corp.	35,174	66,224
*Shin Kong Financial Holding Co. Ltd.	223,586	57,939
Siliconware Precision Industries Co.	36,000	35,122
Sino-American Silicon Products, Inc.	13,657	13,184
SinoPac Financial Holdings Co. Ltd.	130,191	50,361
Synnex Technology International Corp.	23,941	50,648
Tainan Spinning Co. Ltd.	113,464	50,105
Taishin Financial Holding Co. Ltd.	98,929	35,389

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Taiwan Cement Corp.	62,057	$79,556
Taiwan Cooperative Financial Holding	58,777	30,583
Taiwan Fertilizer Co. Ltd.	16,000	38,121
Taiwan Mobile Co. Ltd.	38,874	135,735
Taiwan Semiconductor Manufacturing Co. Ltd.	219,911	667,731
*Tatung Co. Ltd.	245,916	56,486
TSRC Corp.	18,700	38,152
Tung Ho Steel Enterprise Corp.	37,476	35,536
Uni-President Enterprises Corp.	92,411	163,232
United Microelectronics Corp.	131,000	48,656
*Walsin Lihwa Corp.	120,000	32,863
Wistron Corp.	32,020	30,746
Yuanta Financial Holding Co. Ltd.	204,172	92,257
Yulon Motor Co. Ltd.	49,640	86,833
Zinwell Corp.	22,435	18,125
TOTAL TAIWAN		$7,470,815

THAILAND – 0.8%
Advanced Info Service PCL	40,700	262,259
Airports of Thailand PCL	24,300	65,011
Bangkok Bank PCL	15,200	89,762
Bangkok Dusit Medical Services PCL	20,600	71,579
Bangkok Expressway PCL	50,500	45,722
Bank of Ayudhya PCL	79,700	78,010
Banpu PCL	2,900	37,090
BEC World PCL	41,700	80,271
Berli Jucker PCL	32,200	67,499
Big C Supercenter PCL	12,200	74,633
Bumrungrad Hospital PCL	16,000	39,543
Central Pattana PCL	27,000	62,545
Charoen Pokphand Foods PCL	91,300	105,002
CP ALL PCL	134,400	174,303
Electricity Generating PCL	15,300	65,393
*Glow Energy PCL	22,100	51,555
*Hana Microelectronics PCL	131,800	94,604
Indorama Ventures PCL	46,100	40,234
IRPC PCL	269,900	37,865
Kasikornbank PCL	33,300	195,563
Krung Thai Bank PCL	920,000	543,295
PTT Exploration & Production PCL	26,100	141,357
PTT Global Chemical PCL	23,681	47,130
PTT PCL	19,200	199,204
Quality Houses PCL	908,591	63,438
Ratchaburi Electricity Generating Holding PCL	19,500	34,356
Siam Cement PCL	6,500	88,222
Siam City Cement PCL	4,600	63,935
Siam Commercial Bank PCL	37,100	194,881
Siam Makro PCL	3,300	49,527

Description	Number of Shares	Value
Thai Beverage PCL	172,000	$61,338
Thai Oil PCL	25,600	55,752
Thai Union Frozen Products PCL	20,664	48,542
Total Access Communication PCL	28,400	80,382
*True Corp. PCL	317,500	52,830
TOTAL THAILAND		$3,462,632

TURKEY – 0.8%
Akbank TAS	56,903	274,277
*Akenerji Elektrik Uretim AS	1	1
Anadolu Efes Biracilik ve Malt Sanayii AS	7,963	119,501
Arcelik AS	13,520	89,379
BIM Birlesik Magazalar AS	4,060	188,561
Cimsa Cimento Sanayi ve Tica	37,700	178,352
*Dogan Sirketler Grubu Holding AS	85,907	37,382
Dogus Otomotiv Servis ve Ticaret AS	13,000	48,301
Enka Insaat ve Sanayi AS	41,878	111,207
Eregli Demir ve Celik Fabrikalari TAS	104,315	123,956
Haci Omer Sabanci Holding AS	24,348	128,498
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	68,862	50,710
KOC Holding AS	42,127	197,889
Koza Altin Isletmeleri AS	2,800	60,920
Petkim Petrokimya Holding AS	52,218	59,719
*TAV Havalimanlari Holding AS	15,200	75,470
Tekfen Holding AS	18,500	66,879
Tofas Turk Otomobil Fabrikasi AS	14,700	82,008
Tupras Turkiye Petrol Rafinerileri AS	15,836	386,955
*Turk Hava Yollari	31,080	71,956
Turk Sise ve Cam Fabrikalari AS	1	2
Turk Telekomunikasyon AS	25,727	100,468
*Turkcell Iletisim Hizmetleri AS	38,168	233,160
Turkiye Garanti Bankasi AS	66,523	317,677
Turkiye Halk Bankasi AS	8,554	75,399
Turkiye Is Bankasi	47,992	163,320
Turkiye Sinai Kalkinma Bankasi AS	51,563	59,257
Turkiye Vakiflar Bankasi Tao	41,240	97,089
Ulker Biskuvi Sanayi AS	6,181	28,069
*Yapi ve Kredi Bankasi AS	28,578	73,338
Yazicilar Holding AS	9,580	76,693
TOTAL TURKEY		$3,576,393

UNITED ARAB EMIRATES – 0.3%
*,10Aabar Investments PJSC	83,600	16,501
Abu Dhabi Commercial Bank PJSC	216,270	193,719
Abu Dhabi National Hotels	50,000	25,048
Air Arabia PJSC	501,800	93,310
Aldar Properties PJSC	193,170	71,525
Arabtec Holding Co.	36,093	25,353

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
DP World Ltd.	27,130	$321,762
*Dubai Financial Market	144,800	39,817
Dubai Islamic Bank PJSC	65,548	36,049
Emaar Properties PJSC	239,860	235,746
First Gulf Bank PJSC	35,998	102,417
National Bank of Abu Dhabi PJSC	93,154	251,082
Union National Bank PJSC	86,416	72,935
TOTAL UNITED ARAB EMIRATES		$1,485,264

UNITED KINGDOM – 14.0%
3i Group PLC	8,335	28,973
[6,7]Aberdeen Asset Management PLC	156,878	821,517
Admiral Group PLC	37,325	667,389
Aggreko PLC	1,822	63,216
Amlin PLC	12,707	76,529
Anglo American PLC	30,952	950,532
Antofagasta PLC	1,765	35,803
ARM Holdings PLC	58,820	631,227
Ashtead Group PLC	18,083	108,848
Associated British Foods PLC	2,442	54,580
AstraZeneca PLC	21,459	996,471
*Avangardco Investments Public Ltd. GDR	5,300	53,000
Aviva PLC	111,717	597,464
Babcock International Group PLC	2,062	32,544
BAE Systems PLC	78,900	397,511
Barclays PLC	157,299	577,493
Barclays PLC ADR	60,074	889,095
*Barratt Developments PLC	54,279	166,077
BG Group PLC	113,813	2,107,580
BHP Billiton PLC	22,510	721,249
BP PLC	171,099	1,224,009
BP PLC ADR	60,452	2,592,786
British American Tobacco PLC	42,741	2,117,151
BT Group PLC	180,210	617,984
Bunzl PLC	1,783	29,493
Burberry Group PLC	2,540	47,794
*Cairn Energy PLC	52,357	236,830
[12]Carnival PLC ADR	4,546	179,703
Catlin Group Ltd.	8,989	68,353
*Centamin PLC	554,912	571,550
Centrica PLC	13,843	72,402
Cineworld Group PLC	23,402	91,581
Cobham PLC	18,420	63,910
Compass Group PLC	14,382	157,822
Computacenter PLC	25,600	151,616
Cookson Group PLC	17,900	168,263
Croda International PLC	6,101	216,701
Daily Mail & General Trust PLC	3,420	26,340

Description	Number of Shares	Value
Dairy Crest Group PLC	13,900	$79,945
Debenhams PLC	269,723	521,017
Diageo PLC	87,134	2,490,266
Drax Group PLC	8,800	79,739
*Dunelm Group PLC	3,068	33,172
easyJet PLC	54,371	548,387
Evraz PLC	28,616	109,076
Experian PLC	30,020	518,363
Ferrexpo PLC	45,400	153,050
Fresnillo PLC	31,022	960,693
G4S PLC	8,277	34,795
GKN PLC	11,542	38,668
GlaxoSmithKline PLC	70,335	1,573,732
GlaxoSmithKline PLC ADR	24,273	1,089,858
Greene King PLC	5,742	55,041
Hochschild Mining PLC	3,938	31,457
Home Retail Group PLC	32,658	60,133
Homeserve PLC	7,430	26,462
HSBC Holdings PLC	67,987	667,944
HSBC Holdings PLC ADR	56,369	2,782,374
ICAP PLC	124,896	655,247
IMI PLC	2,419	37,261
Imperial Tobacco Group PLC	32,650	1,232,930
InterContinental Hotels Group PLC	4,782	118,070
Intermediate Capital Group PLC	24,856	122,421
*International Consolidated Airlines Group SA	18,643	48,527
Intertek Group PLC	1,153	52,452
Investec PLC	2,473	14,543
ITE Group PLC	9,170	28,590
ITV PLC	21,905	30,595
J Sainsbury PLC	26,332	150,682
Johnson Matthey PLC	1,139	41,338
Kazakhmys PLC	30,585	349,941
Kingfisher PLC	77,137	360,371
Ladbrokes PLC	78,492	226,988
Lavendon Group PLC	14,093	32,124
*Lloyds Banking Group PLC	412,797	270,293
*Lloyds Banking Group PLC ADR	114,884	300,996
London Stock Exchange Group PLC	2,311	36,380
Marston’s PLC	92,160	182,336
Meggitt PLC	6,123	38,141
Melrose PLC	9,528	37,056
*MHP SA GDR	5,500	83,600
*Micro Focus International PLC	11,069	102,532
Mondi PLC	19,900	219,017
National Grid PLC	2,656	30,282
*New World Resources PLC	20,470	87,781

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Next PLC	1,639	$94,319
Old Mutual PLC	173,262	480,918
Pearson PLC	7,932	159,364
Petrofac Ltd.	21,881	566,384
*Premier Foods PLC	6,700	11,542
Prudential PLC	146,960	2,012,289
Randgold Resources Ltd.	8,916	1,064,734
Reckitt Benckiser Group PLC	7,227	437,350
Reed Elsevier PLC	3,692	36,106
Resolution Ltd.	223,195	786,281
Rexam PLC	7,877	56,783
Rio Tinto PLC	21,024	1,053,286
*Rolls-Royce Holdings PLC	109,783	1,513,863
*,12Royal Bank of Scotland Group PLC ADR	18,461	165,041
Royal Dutch Shell PLC	18,711	641,646
Royal Dutch Shell PLC ADR	29,622	2,092,202
SABMiller PLC	52,883	2,265,365
Sage Group PLC	11,594	58,132
Schroders PLC	648	15,937
Severn Trent PLC	2,536	65,726
Shire PLC	27,678	778,523
Smith & Nephew PLC	4,929	52,100
Smiths Group PLC	4,749	80,929
Standard Chartered PLC	76,347	1,803,118
Standard Life PLC	19,188	90,417
Tate & Lyle PLC	19,467	228,074
Taylor Wimpey PLC	133,041	131,180
TESCO PLC	163,669	844,797
*Thomas Cook Group PLC	70,000	23,157
Travis Perkins PLC	3,405	59,344
TUI Travel PLC	79,919	323,715
Tullow Oil PLC	50,999	1,155,496
Unilever PLC	29,518	1,100,846
Vedanta Resources PLC	39,060	714,800
Vodafone Group PLC	332,949	904,008
Vodafone Group PLC ADR	85,109	2,316,667
Weir Group PLC	1,346	37,838
Whitbread PLC	1,014	38,454
WM Morrison Supermarkets PLC	130,175	562,781
WPP PLC	86,534	1,116,464
WS Atkins PLC	16,291	187,709
*Xstrata PLC	69,490	1,097,966
TOTAL UNITED KINGDOM		$62,581,703

UNITED STATES – 0.2%
Boart Longyear Ltd.	48,400	73,353
Brookfield Office Properties, Inc.	2,000	30,799
CTC Media, Inc.	10,700	89,773

Description	Number of Shares	Value
*Golden Star Resources Ltd.	35,300	$71,042
Mercadolibre, Inc.	1,800	151,146
Philip Morris CR AS	160	85,725
*Sociedad Minera Cerro Verde SAA	1,400	57,820
Southern Copper Corp.	5,659	215,608
Transocean Ltd.	654	29,881
*Transportadora de Gas del Sur SA ADR	10,400	16,744
TOTAL UNITED STATES		$821,891
TOTAL COMMON STOCKS (COST $366,900,104)		$382,038,549

INVESTMENT COMPANIES – 9.5%
*Dragon Capital – Vietnam Enterprise Investments Ltd.	101,745	180,089
iShares MSCI EAFE Growth Index	375,000	21,243,750
iShares MSCI EAFE Index Fund	5,178	277,385
iShares MSCI EAFE Value Index	169,000	7,790,900
Vanguard MSCI EAFE ETF	115,000	3,821,450
Vanguard MSCI Emerging Markets ETF	224,478	9,313,592
TOTAL INVESTMENT COMPANIES (COST $42,153,009)		$42,627,166

PREFERRED STOCKS – 1.4%

BRAZIL – 1.0%
AES Tiete SA	3,080	34,985
Alpargatas SA	9,700	73,453
Banco Bradesco SA	21,693	341,782
Banco do Estado do Rio Grande do Sul	13,900	109,842
Banco Industrial e Comercial SA	39,700	130,180
Bradespar SA	1,900	28,064
Braskem SA	3,300	21,804
Centrais Eletricas Brasileiras SA, Series B	13,600	108,141
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,423	65,298
Cia de Bebidas das Americas	9,935	405,999
Cia Energetica de Minas Gerais	9,010	107,798
Cia Energetica de Sao Paulo	4,100	36,841
Cia Paranaense de Energia	15,400	227,469
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	45,744
Gerdau SA	9,900	86,519
Itau Unibanco Holding SA	21,400	312,932
Itau Unibanco Holding SA ADR	31,945	465,758
Itausa – Investimentos Itau SA	36,816	161,327
Lojas Americanas SA	11,322	94,766
Marcopolo SA	16,900	99,101
Metalurgica Gerdau SA	3,500	39,221
Oi SA	17,000	68,132
Petroleo Brasileiro SA	64,559	661,149

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
Telefonica Brasil SA	6,910	$153,098
Usinas Siderurgicas de Minas Gerais SA	4,300	20,769
Vale SA	29,341	525,120
TOTAL BRAZIL		$4,425,292

CHILE – 0.1%
Embotelladora Andina SA	10,300	65,110
Sociedad Quimica y Minera de Chile SA	3,190	185,228
TOTAL CHILE		$250,338

COLOMBIA – 0.0%**
Inversiones Argos SA	2,418	26,929

CROATIA – 0.0%**
Adris Grupa DD	579	25,009

GERMANY – 0.3%
Bayerische Motoren Werke AG	1,210	66,968
Henkel AG & Co. KGaA	9,708	775,235
Porsche Automobil Holding SE	2,917	193,655
ProSiebenSat.1 Media AG	1,194	33,273
RWE AG	1,495	61,920
Sto AG	272	38,287
Volkswagen AG	1,132	234,171
TOTAL GERMANY		$1,403,509

PHILIPPINES – 0.0%**
*,10Ayala Land Voting	178,200	433

TOGO – 0.0%
*Ecobank Transitional, Inc.	7,768	—

UNITED KINGDOM – 0.0%**
*Rolls-Royce Holdings PLC	8,610,116	13,895
TOTAL PREFERRED STOCKS (COST $5,840,328)		$6,145,405

MONEY MARKET FUNDS – 1.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	4,125,335	4,125,335
[8,9]Wilmington Prime Money Market Fund, 0.03%	1,373,184	1,373,184
TOTAL MONEY MARKET FUNDS (COST $5,498,519)		$5,498,519

RIGHTS – 0.0%**

POLAND – 0.0%**
*,10Polimex-Mostostal SA, Expire 12/20/2012 at $0.52	47,700	221

SPAIN – 0.0%**
*Banco Santander SA, Expire 11/30/2012, at $–	1	—
TOTAL RIGHTS (COST $0)		$221

Description	Number of Shares	Value

CALL WARRANTS – 1.4%
Citigroup Global Markets -
*Agility, Expire 3/17/2014	45,000	$79,214
*Al-Qurain Petrochemicals Co., Expire 11/2/2013	40,000	26,174
*Boubyan Petrochemicals, Expire 10/4/2013	20,000	44,808
*Boubyan Petrochemicals, Expire 10/4/2013	60,000	119,488
*Commercial Bank of Kuwait, Expire 2/25/2014	29,000	71,159
*Gulf Bank, Expire 10/4/2013	40,000	58,321
*Gulf Cable and Electrical Industries Co., Expire 11/4/2013	20,000	76,814
*Kuwait Finance House, Expire 1/14/2014	53,200	141,892
*Kuwait Food Co., Expire 11/15/2013	9,600	55,989
*Kuwait Real Estate Co., Expire 11/15/2013	120,000	20,697
*Mebanee, Expire 7/27/2014	10,000	40,541
*Mena Holdings, Expire 11/15/2013	35,000	—
*Mobile Telecommunications Co., Expire 9/20/2013	78,500	206,579
*National Industries Group Holdings, Expire 1/14/2014	148,000	108,421
*National Investment Co., Expire 10/4/2013	30,000	12,376
*National Real Estate Bank for Development, Expire 11/4/2013	40,000	17,070
*National Real Estate Bank for Development, Expire 3/28/2018	71,100	242,731
*Sultan, Expire 3/11/2014	100,000	36,273
JPMorgan Chase Bank NA -
*,6,7FPT Corp., Expire 1/13/2015	24,950	42,664
*Hagl JSC, Expire 3/3/2015	49,507	49,012
*Hoa Phat Group JSC, Expire 3/3/2015	34,404	30,620
*,6,7Kinh Do Corp., Expire 12/8/2014	26,040	39,581
*Masan Group Corp., Expire 7/7/2016	9,630	43,431
*,6,7PetroVietnam Drilling and Well Services JSC, Expire 12/15/2014	32,300	53,941
*,6,7PetroVietnam Fertilizer & Chemicals JSC, Expire 12/9/2014	24,830	42,459
*,6,7Pha Lai Thermal Power JSC, Expire 1/13/2015	58,600	24,026
*Saudi Pharmaceutical Industies Ltd., Expire 9/24/2015	2,270	25,725
*Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/2016	150,727	123,596
*,6,7Vingroup JSC, Expire 12/16/2014	25,297	94,105
Merrill Lynch International & Co. -
*,6,7ABB Ltd., Expire 6/5/2017	2,560	35,106
*Adani Ports and Special Economic Zone, Expire 12/17/2014	21,000	49,411
*,6,7Aditya Birla Nuvo Ltd., Expire 6/11/2015	1,600	27,027
*,6,7Axis Bank Ltd., Expire 3/16/2015	5,660	124,514
*Bharat Heavy Electricals Ltd., Expire 8/17/2015	16,020	66,933
*Bharti Airtel Ltd., Expire 2/8/2016	48,126	241,188
*Burgan Bank, Expire 4/24/2013	30,000	54,410

(Wilmington Multi-Manager International Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value
*Cairn India Ltd., Expire 11/14/2016	8,870	$55,490
*Cipla Ltd., Expire 9/9/2015	6,800	45,915
*Coal India Ltd., Expire 11/2/2015	14,980	96,414
*Colgate-Palmolive India Ltd., Expire 8/10/2017	2,500	59,734
*,6,7Container Corp. of India, Expire 2/2/2015	2,500	46,652
*DLF Ltd., Expire 2/1/2016	11,800	44,454
* Dr Reddy’s Laboratories Ltd., Expire 12/17/2015	1,700	55,498
* Essar Oil Ltd., Expire 3/27/2017	44,290	51,735
* Grasim Industries Ltd., Expire 4/18/2016	300	18,472
*,6,7HDFC Bank Ltd., Expire 5/26/2015	22,505	265,266
*Hero Motocorp Ltd., Expire 4/18/2016	2,200	76,870
*Hindustan Unilever Ltd., Expire 12/14/2015	20,000	203,178
*Housing Development Finance Corp., Expire 8/19/2015	19,470	275,867
*Idea Cellular Ltd., Expire 2/14/2017	47,390	75,085
*Indian Oil Corp. Ltd., Expire 7/29/2016	9,200	44,543
*Infrastructure Development Finance Co. Ltd., Expire 7/29/2015	32,000	96,496
*ITC Ltd., Expire 8/4/2015	41,360	217,198
*,6,7Jaiprakash Associates Ltd., Expire 6/15/2015	28,900	46,919
*Jindal Steel & Power Ltd., Expire 10/8/2015	9,510	68,473
*Kotak Mahindra Bank Ltd., Expire 3/27/2017	7,400	83,036
*Larsen & Toubro Ltd., Expire 6/10/2014	3,690	111,571
*Mahindra & Mahindra Ltd., Expire 12/10/2015	7,700	126,573
*Maruti Suzuki India Ltd., Expire 11/30/2015	3,080	82,311
*Nestle India Ltd., Expire 9/17/2015	1,500	130,558
*,6,7NTPC Ltd., Expire 10/6/2014	54,303	166,727
* Oil & Natural Gas Corp. Ltd., Expire 2/8/2016	38,498	192,113
*,6,7Piramal Healthcare Ltd., Expire 2/5/2013	4,505	41,579
*Power Grid Corp. of India Ltd., Expire 3/27/2017	51,990	110,203
*Punj Lloyd Ltd., Expire 3/27/2017	44,190	41,393
*Ranbaxy Laboratories Ltd., Expire 10/26/2015	5,000	48,890
*Reliance Capital Ltd., Expire 8/30/2016	3,100	22,006
*Reliance Communications Ltd., Expire 12/28/2015	30,229	30,338
*Reliance Power Ltd., Expire 2/4/2013	23,200	39,885
*Sesa Goa Ltd., Expire 12/4/2014	4,700	14,950
*,6,7Steel Authority of India Ltd., Expire 3/25/2014	32,680	48,742
*Sterlite Industries India Ltd., Expire 6/24/2015	18,000	33,354
*,6,7Sun Pharmaceutical Industries Ltd., Expire 2/2/2015	12,000	154,814
*Suzlon Energy Ltd., Expire 8/15/2015	43,500	14,103
*,6,7Tata Consultancy Services Ltd., Expire 8/6/2014	5,840	142,785
*Tata Consultancy Services Ltd., Expire 12/14/2015	3,240	79,216
*Tata Power Co. Ltd., Expire 9/17/2015	34,400	67,802
*,6,7Tata Steel Ltd., Expire 12/23/2014	4,750	34,624
*Ultratech Cement Ltd., Expire 6/10/2014	3,571	132,486

Description	Number of Shares	Value
*,6,7Unitech Ltd., Expire 7/7/2015	46,200	$19,834
*United Spirits Ltd., Expire 1/13/2016	2,200	48,077
TOTAL CALL WARRANTS (COST $6,860,631)		$6,388,525

CERTIFICATES – 0.2%
HSBC Bank PLC -
*Al Rajhi Bank, Expire 2/16/2015	3,200	59,943
*,2Alinma Bank, Expire 2/23/2015	10,150	35,185
*Almarai Co. Ltd., Expire 11/24/2014	2,782	51,372
*,2Arab National Bank, Expire 5/11/2015	3,923	27,407
*Banque Saudi Fransi, Expire 2/23/2015	4,125	32,668
*Etihad Etisalat Co., Expire 12/5/2014	4,700	90,862
*,2Jarir Marketing Co., Expire 5/4/2015	650	27,212
*,2Natiional Industrialization Co., Expire 5/4/2015	4,802	34,829
*,2Samba Financial, Expire 2/10/2015	1,750	20,532
*,2Saudi Arabian Fertilizer Co., Expire 5/11/2015	1,100	56,977
*Saudi Basic Industries Corp., Expire 2/23/2015	3,800	89,675
*,2Saudi Electricity Co., Expire 3/27/2015	5,670	20,638
*,2Saudi Industrial Investment Group, Expire 3/27/2015	5,750	36,261
*,2Saudi Kayan Petrochemical Co., Expire 3/27/2015	5,500	18,186
*,2Saudi Telecom Co., Expire 5/11/2015	3,600	40,030
*Savola, Expire 2/2/2015	2,800	30,612
TOTAL CERTIFICATES (COST $697,174)		$672,389

REAL ESTATE INVESTMENT TRUSTS – 0.2%

AUSTRALIA – 0.0%**
Centro Retail Australia	15,794	35,249
Stockland	25,350	91,049
Westfield Retail Trust	7,795	25,084
TOTAL AUSTRALIA		$151,382

CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	28,992

FRANCE – 0.1%
ANF Immobilier	462	19,929
Fonciere Des Regions	1,705	137,059
Mercialys SA	1,680	35,254
Unibail-Rodamco SE	924	208,209
TOTAL FRANCE		$400,451

HONG KONG – 0.1%
Link REIT	41,000	203,941
Regal Real Estate Investment Trust	12,000	3,267
TOTAL HONG KONG		$207,208
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $666,497)		$788,033
TOTAL INVESTMENTS IN SECURITIES – 99.3% (COST $428,616,262)		$444,158,807

(Wilmington Multi-Manager International Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (concluded)

	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.2%

REPURCHASE AGREEMENTS – 1.2%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $1,258,098, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $1,283,249.	$1,258,087	$1,258,087
Deutsche Bank Securities, Inc., 0.35%, dated 10/31/12, due 11/01/12, repurchase price $1,258,099, collateralized by U.S. Treasury Securities 0.00% to 2.13%, maturing 7/15/15 to 2/15/41; total market value of $1,283,249.	1,258,087	1,258,087
HSBC Securities USA, Inc., 0.27%, dated 10/31/12, due 11/01/12, repurchase price $1,258,096, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 11/15/12 to 7/15/36; total market value of $1,283,249.	1,258,087	1,258,087

	Par Value	Value
Mizuho Securities USA, Inc., 0.38%, dated 10/31/12, due 11/01/12, repurchase price $1,258,100, collateralized by U.S. Government Securities 2.03% to 11.00%, maturing 2/01/13 to 1/01/42; total market value of $1,283,249.	$1,258,087	$1,258,087
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $264,860, collateralized by U.S. Treasury Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $270,156.	264,858	264,858
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,297,206)		$5,297,206
TOTAL INVESTMENTS – 100.5% (COST $433,913,468)		$449,456,013
COLLATERAL FOR SECURITIES ON LOAN – (1.2%)		(5,297,206)
OTHER ASSETS LESS LIABILITIES – 0.7%		3,147,971
TOTAL NET ASSETS – 100.0%		$447,306,778

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

Cost of investments for Federal income tax purposes is $443,577,353. The net unrealized appreciation/(depreciation) of investments was $5,878,660. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $43,815,706 and net unrealized depreciation from investments for those securities having an excess of cost over value of $37,937,046.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets
Investments in Securities
Call Warrants	$6,388,525	$—	$—		$6,388,525
Certificates	672,389	—	—		672,389
Common Stocks	369,730,128	12,308,421	—	(a)	382,038,549
Investment Companies	42,627,166	—	—		42,627,166
Preferred Stocks	6,144,972	433	—	(a)	6,145,405
Real Estate Investment Trusts	788,033	—	—		788,033
Rights	—	221	—		221
Money Market Funds	5,498,519	—	—		5,498,519
Repurchase Agreement	—	5,297,206	—		5,297,206

Total Investments	$431,849,732	$17,606,281	$—		$449,456,013

Other Financial Instruments^
Financial Futures Contracts	—	2,081	—		2,081
Forward Foreign Currency Contracts	—	1,021	—		1,021

Total Assets	$431,849,732	$17,609,383	$—		$449,459,115

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$—	$(7,142)	$—		$(7,142)
Forward Foreign Currency Contracts	—	(1,860)	—		(1,860)

Total Liabilities	$—	$(9,002)	$—		$(9,002)

PORTFOLIOS OF INVESTMENTS	29
^	Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(a)	At October 31, 2012, the Fund held securities that were valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair value at October 31, 2012	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investment in Securities
Common Stocks	$ —	Discounted cash flow	Estimated liquidation value	$ —
Preferred Stocks	—	Discounted cash flow	Estimated liquidation value	—

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks and preferred stocks are estimated liquidation value. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

At October 31, 2012, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/5/2012	Bank of New York	1,313,358 Euro	$1,703,740	$1,702,377	$(1,363)
11/5/2012	Bank of New York	4,718,393 Japanese Yen	59,085	59,108	23
11/6/2012	Bank of New York	138,038 Euro	179,070	178,927	(143)
CONTRACTS SOLD
11/1/2012	Bank of New York	426 Great British Pound	682	687	(5)
11/2/2012	Bank of New York	4,092 Japanese Yen	51	51	—
11/2/2012	Bank of New York	6,324 Japanese Yen	79	79	—
11/5/2012	Bank of New York	45,870 Australian Dollar	47,620	47,596	24
11/5/2012	Bank of New York	149,293 Canadian Dollar	149,251	149,464	(213)
11/5/2012	Bank of New York	1,894,515 Danish Krone	329,359	329,203	156
11/5/2012	Bank of New York	252,871 Great British Pound	408,104	408,066	38
11/5/2012	Bank of New York	23,733,053 Japanese Yen	297,191	297,307	(116)
11/5/2012	Bank of New York	337,601 Norwegian Krone	59,184	59,204	(20)
11/5/2012	Bank of New York	4,965 Singapore Dollar	4,071	4,070	1
11/5/2012	Bank of New York	3,000,332 Swedish Krona	452,641	452,273	368
11/5/2012	Bank of New York	460,449 Swiss Franc	494,861	494,450	411
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(839)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

At October 31, 2012, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/2/2012	Bank of New York	689,801 Hong Kong Dollar	$89,008	$89,006	$(2)
11/2/2012	Bank of New York	125,928 Israeli Shekel	32,370	32,425	55
CONTRACTS SOLD
11/1/2012	Warburg Dillon Read Corp.	17,644 Danish Krone	3,066	3,066	—
11/1/2012	Bank of New York	122 Canadian Dollar	122	122	—
11/1/2012	Bank of New York	12 Canadian Dollar	12	12	—
11/1/2012	Warburg Dillon Read Corp.	12,901 Swiss Franc	13,854	13,853	1
11/2/2012	Bank of New York	46,498 Euro	60,318	60,269	49
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$103

At October 31, 2012, the Wilmington Multi-Manager International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
EURO STOXX 50	December 2012	8	$265,105	$259,644	$(5,461)
FTSE 100 INDEX	December 2012	1	94,698	93,017	(1,681)
TOPIX/TOKYO	December 2012	1	90,741	92,822	2,081
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(5,061)

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Rock Maple Alternatives Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Common Stocks	39.1%
Corporate Bonds	16.5%
Investment Companies	15.1%
U.S. Government Obligations	1.6%
Purchased Options	0.4%
Cash Equivalents[1]	27.4%
Securities Sold Short	(17.1)%
Written Options	(0.1)%
Other Assets and Liabilities – Net[2]	17.1%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 39.1%

AEROSPACE & DEFENSE – 1.4%
[15]Lockheed Martin Corp.	5,531	$518,089

BANKS – 0.2%
*,15HomeStreet, Inc.	1,310	58,662

BEVERAGES – 2.0%
Anheuser-Busch InBev NV	4,206	351,681
[15]Coca-Cola Enterprises, Inc.	11,750	369,420
TOTAL BEVERAGES		$721,101

CHEMICALS – 0.3%
*,15Chemtura Corp.	6,430	102,430

COMMERCIAL SERVICES – 1.9%
*ADT Corp.	3,250	134,907
[15]Macquarie Infrastructure Co. LLC	3,420	142,580
[15]Mastercard, Inc.	450	207,419
[15]Visa, Inc.	1,500	208,140
TOTAL COMMERCIAL SERVICES		$693,046

COMPUTERS – 1.0%
[15]Apple, Inc.	325	193,408
DST Systems, Inc.	1,120	63,885
*,15NCR Corp.	5,000	106,400
TOTAL COMPUTERS		$363,693

Description	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 2.0%
[15]American Express Co.	4,328	$242,238
15JPMorgan Chase & Co.	11,850	493,908
TOTAL DIVERSIFIED FINANCIAL SERVICES		$736,146

ELECTRONICS – 0.6%
*,15Rogers Corp.	4,370	172,222
*,15Stoneridge, Inc.	7,691	38,224
TOTAL ELECTRONICS		$210,446

FOOD – 0.9%
*,15Marine Harvest ASA	431,087	338,742

HOLDING COMPANIES-DIVERSIFIED – 0.5%
[15]Primoris Services Corp.	12,434	173,703

HOME BUILDERS – 1.7%
*Beazer Homes USA, Inc.	3,073	50,674
*Beazer Homes USA, Inc.	880	14,511
*,15Brookfield Residential Properties, Inc.	13,750	237,875
DR Horton, Inc.	5,462	114,484
Lennar Corp.	2,567	96,185
15MDC Holdings, Inc.	1,127	43,096
*PulteGroup, Inc.	3,604	62,493
TOTAL HOME BUILDERS		$619,318

(Wilmington Rock Maple Alternatives Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (continued)

Description	Number of Shares	Value

INSURANCE – 1.9%
Allianz SE	1,760	$218,221
*,15Berkshire Hathaway, Inc.	1,165	100,598
15XL Group PLC	15,624	386,538
TOTAL INSURANCE		$705,357

INTERNET – 0.7%
*,15IntraLinks Holdings, Inc.	27,443	153,406
*,15Liberty Ventures	1,897	107,958
TOTAL INTERNET		$261,364

LODGING – 1.5%
[15]Wynn Resorts Ltd.	4,557	551,670

MEDIA – 2.9%
[15]Kabel Deutschland Holding AG	5,325	383,680
*,15Liberty Global, Inc.	3,700	208,273
*,15Liberty Media Corp. – Liberty Capital	2,000	223,340
*Nielsen Holdings NV	1,113	32,188
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	73,108	231,874
TOTAL MEDIA		$1,079,355

METALS & MINING – 1.3%
*Luxfer Holdings PLC ADR	11,200	123,088
[15]Newmont Mining Corp.	6,836	372,904
TOTAL METALS & MINING		$495,992

OIL & GAS – 1.2%
*,15Lundin Petroleum AB	14,823	354,881
Suncor Energy, Inc.	2,500	84,050
TOTAL OIL & GAS		$438,931

OIL & GAS SERVICES – 3.6%
*,15Cie Generale de Geophysique – Veritas	12,959	423,445
*,15Dresser-Rand Group, Inc.	3,648	187,981
[15]John Wood Group PLC	27,216	373,102
[15]Schlumberger Ltd.	5,186	360,583
TOTAL OIL & GAS SERVICES		$1,345,111

PACKAGING & CONTAINERS – 0.2%
[15]Sealed Air Corp.	5,280	85,642

PHARMACEUTICALS – 1.3%
Herbalife Ltd.	3,010	154,563
*Pain Therapeutics, Inc.	43,000	200,810
*QLT, Inc.	18,528	139,331
TOTAL PHARMACEUTICALS		$494,704

PIPELINES – 0.9%
Enbridge Energy Partners LP	2,575	77,250
Enterprise Products Partners LP	1,550	81,700
Kinder Morgan, Inc.	2,850	98,923

Description	Number of Shares	Value

Williams Cos., Inc.	2,500	$87,475
TOTAL PIPELINES		$345,348

REAL ESTATE INVESTMENT TRUSTS (REIT) – 4.8%
Annaly Capital Management, Inc.	7,543	121,744
[15]Chimera Investment Corp.	183,926	491,082
15MFA Financial, Inc.	62,657	511,908
*Spirit Realty Capital, Inc.	16,403	268,025
[15]Starwood Property Trust, Inc.	16,571	379,807
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$1,772,566

RETAIL – 0.9%
*,15Fiesta Restaurant Group, Inc.	5,239	69,260
*,15Saks, Inc.	14,846	152,617
*,15Wet Seal, Inc.	40,600	116,116
TOTAL RETAIL		$337,993

SEMICONDUCTORS – 0.6%
*,15Freescale Semiconductor Holdings I Ltd.	10,400	92,976
*,15GSI Group, Inc.	14,238	110,629
TOTAL SEMICONDUCTORS		$203,605

SOFTWARE – 2.0%
*,15InterXion Holding NV	9,600	205,152
Playtech Ltd.	59,256	405,068
*Verint Systems, Inc.	4,840	131,987
TOTAL SOFTWARE		$742,207

TELECOMMUNICATIONS – 2.8%
Koninklijke KPN NV	26,963	170,231
[15]Virgin Media, Inc.	12,348	404,274
[15]Vodafone Group PLC ADR	16,890	459,746
TOTAL TELECOMMUNICATIONS		$1,034,251
TOTAL COMMON STOCKS (COST $13,308,255)		$14,429,472

INVESTMENT COMPANIES – 15.1%

ALTERNATIVE INVESTMENT FUND – 5.6%
Arbitrage Fund	161,796	2,058,043

ASSET ALLOCATION FUND – 0.6%
*,16Proshares UltraShort MSCI Europe	7,700	233,618

COMMODITY FUNDS – 0.7%
*iShares Gold Trust	4,300	72,068
*SPDR Gold Shares	1,150	191,889
TOTAL COMMODITY FUNDS		$263,957

DEBT FUNDS – 1.0%
*iPath US Treasury Long Bond Bear ETN	1,850	51,800
RidgeWorth Seix Floating Rate High Income Fund	34,595	309,277
TOTAL DEBT FUNDS		$361,077

(Wilmington Rock Maple Alternatives Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Rock Maple Alternatives Fund (continued)

Description	Par Value/ Shares	Value

EQUITY FUNDS – 7.2%
Professionally Managed Portfolios – The Osterweis Strategic Income Fund	221,935	$2,589,987
*,16Proshares UltraShort MSCI Emerging Markets	2,900	73,283
TOTAL EQUITY FUNDS		$2,663,270
TOTAL INVESTMENT COMPANIES (COST $5,669,678)		$5,579,965

CORPORATE BONDS – 16.5%

COMPUTERS & PERIPHERALS – 1.4%
SunGard Data Systems, Inc., Company Guaranteed, 10.25%, 8/15/15	$500,000	511,875

ENTERTAINMENT – 1.3%
Greektown Superholdings, Inc., Series A, Secured, 13.00%, 7/01/15	450,000	487,125

FOOD – 2.1%
ARAMARK Corp., Company Guaranteed, 8.50%, 2/01/15	500,000	510,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Company Guaranteed, 9.25%, 4/01/15	274,000	280,679
TOTAL FOOD		$790,679

IRON & STEEL – 1.4%
[6,7]Ryerson, Inc. / Joseph T Ryerson & Son, Inc., Sr.Secured, 9.00%, 10/15/17	500,000	511,250

LODGING – 1.4%
CityCenter Holdings LLC / CityCenter Finance Corp., Sr.Secured, 7.63%, 1/15/16	500,000	536,250

OFFICE/BUSINESS EQUIPMENT – 1.5%
CDW LLC / CDW Finance Corp., Company Guaranteed, 12.54%, 10/12/17	500,000	537,500

OIL & GAS – 1.4%
Offshore Group Investment Ltd., Sr.Secured, 11.50%, 8/01/15	464,000	515,097

RETAIL – 3.0%
Dave & Buster’s, Inc., Company Guaranteed, 11.00%, 6/01/18	500,000	564,375
Rite Aid Corp., Secured, 10.38%, 7/15/16	500,000	529,063
TOTAL RETAIL		$1,093,438

SOFTWARE – 1.4%
First Data Corp., Company Guaranteed, 9.88%, 9/24/15	500,000	511,250

SOVEREIGN BONDS – 0.3%
Canadian Government Bond, , 2.75%, 6/01/22	50,000	54,355
Canadian Government Bond, , 3.25%, 6/01/21	50,000	56,394
TOTAL SOVEREIGN BONDS		$110,749

Description	Par Value/ Shares	Value

TELECOMMUNICATIONS – 1.3%
Nextel Communications, Inc., Series D, Company Guaranteed, 7.38%, 8/01/15	$475,000	$477,375
TOTAL CORPORATE BONDS (COST $6,048,164)		$6,082,588

U.S. GOVERNMENT OBLIGATIONS – 1.6%

U.S. TREASURY BILLS – 1.6%
[15]0.16%, 2/07/13	500,000	499,851
[15]0.17%, 5/02/13	100,000	99,925
TOTAL U.S. TREASURY BILLS		$599,776
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $599,700)		$599,776

MONEY MARKET FUND – 27.4%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	10,130,885	10,130,885
TOTAL MONEY MARKET FUND (COST $10,130,885)		$10,130,885
	Contracts

PURCHASED OPTIONS – 0.4%

CALL OPTIONS – 0.1%
ProShares UltraShort 20+ Year Treasury, Strike Price $64.00, Expiring 11/17/12	36	4,068
S&P 500 Index, Strike Price $1,550.00, Expiring 11/08/12	5	3
S&P 500 Index, Strike Price $1,515.00, Expiring 11/23/12	5	210
S&P 500 Index, Strike Price $1,520.00, Expiring 11/21/12	5	156
S&P 500 Index, Strike Price $1,525.00, Expiring 11/28/12	5	100
S&P 500 Index, Strike Price $1,530.00, Expiring 11/20/12	5	103
S&P 500 Index, Strike Price $1,550.00, Expiring 11/06/12	5	1
S&P 500 Index, Strike Price $1,310.00, Expiring 11/17/12	5	1,000
S&P 500 Index, Strike Price $1,345.00, Expiring 11/02/12	5	100
S&P 500 Index, Strike Price $1,565.00, Expiring 11/01/12	5	—
S&P 500 Index, Strike Price $1,575.00, Expiring 11/02/12	5	25
S&P 500 Index, Strike Price $1,565.00, Expiring 11/14/12	5	14
S&P 500 Index, Strike Price $1,560.00, Expiring 11/13/12	5	13
S&P 500 Index, Strike Price $1,540.00, Expiring 11/09/12	5	25
S&P 500 Index, Strike Price $1,550.00, Expiring 11/17/12	5	50
S&P 500 Index, Strike Price $1,290.00, Expiring 11/09/12	5	175

(Wilmington Rock Maple Alternatives Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (continued)

Description	Contracts	Value

SPDR Gold Shares, Strike Price $168.00, Expiring 1/19/13	45	$17,775
SPDR Gold Shares, Strike Price $175.00, Expiring 12/22/12	55	5,390
TOTAL CALL OPTIONS		29,208

PUT OPTIONS – 0.3%
Apple Inc., Strike Price $570.00, Expiring 11/17/12	1	640
AutoNatiion Inc., Strike Price $40.00, Expiring 1/19/13	40	3,200
Bank of America Corporation, Strike Price $7.50, Expiring 1/19/13	62	744
Caterpillar Inc., Strike Price $85.00, Expiring 1/19/13	8	3,600
Cummins Inc., Strike Price $100.00, Expiring 3/16/13	6	6,900
Deere & Company, Strike Price $75.00, Expiring 3/16/13	16	3,200
International Business Machines, Strike Price $190.00, Expiring 1/19/13	5	2,450
iShares MSCI Germany Index Fund, Strike Price $22.00, Expiring 1/19/13	332	26,560
KB Home, Strike Price $7.50, Expiring 1/19/13	47	188
Monsanto Company, Strike Price $72.50, Expiring 1/19/13	12	828
PPG Industries Inc., Strike Price $105.00, Expiring 1/19/13	7	1,242
S&P 500 Index, Strike Price $1,275.00, Expiring 11/20/12	5	794
S&P 500 Index, Strike Price $1,270.00, Expiring 11/21/12	5	799
S&P 500 Index, Strike Price $1,320.00, Expiring 11/14/12	5	1,038
S&P 500 Index, Strike Price $1,260.00, Expiring 11/23/12	5	805
S&P 500 Index, Strike Price $1,305.00, Expiring 11/08/12	5	299
S&P 500 Index, Strike Price $1,320.00, Expiring 11/01/12	5	—
S&P 500 Index, Strike Price $1,320.00, Expiring 11/13/12	5	929
S&P 500 Index, Strike Price $1,300.00, Expiring 11/06/12	5	126
S&P 500 Index, Strike Price $1,260.00, Expiring 11/28/12	5	1,400
salesforce.com, inc, Strike Price $130.00, Expiring 1/19/13	10	4,950
SPDR S&P 500, Strike Price $138.00, Expiring 1/19/13	36	12,024
SPDR S&P 500, Strike Price $140.00, Expiring 11/17/12	168	28,896
SPDR S&P 500, Strike Price $136.00, Expiring 11/17/12	198	14,058
T. Rowe Price Group Inc., Strike Price $55.00, Expiring 1/19/13	16	840

Description	Contracts	Value

Union Pacific Corporation, Strike Price $115.00, Expiring 1/19/13	16	$3,888
United Rentals, Inc., Strike Price $32.00, Expiring 3/16/13	17	3,272
TOTAL PUT OPTIONS		$123,670
TOTAL PURCHASED OPTIONS (COST $318,852)		$152,878
TOTAL INVESTMENTS IN SECURITIES – 100.1% (COST $36,075,534)		$36,975,564
	Number of Shares

SECURITIES SOLD SHORT – (17.1%)

COMMON STOCK – (0.8%)

DIVERSIFIED CONSUMER SERVICES – (0.1%)
DeVry, Inc.	(1,905)	$(50,025)

INTERNET & CATALOG RETAIL – (0.2%)
Amazon.com, Inc.	(266)	(61,930)

INTERNET SOFTWARE & SERVICES – (0.1%)
Facebook, Inc.	(1,026)	(21,664)

OIL, GAS & CONSUMABLE FUELS – (0.1%)
Cabot Oil & Gas Corp.	(880)	(41,342)

REAL ESTATE – 0.0%**
Realogy Holdings Corp.	(293)	(10,413)

SPECIALTY RETAIL – (0.3%)
Home Depot, Inc.	(879)	(53,953)
Lowe’s Cos., Inc.	(1,026)	(33,222)
TOTAL SPECIALTY RETAIL		$(87,175)
TOTAL COMMON STOCK		$(272,549)

INVESTMENT COMPANIES – (16.3%)

EQUITY FUNDS – (16.3%)
Consumer Discretionary Select Sector SPDR Fund	(4,110)	(189,348)
Health Care Select Sector SPDR Fund	(3,800)	(152,000)
Industrial Select Sector SPDR Fund	(2,350)	(85,752)
iShares Core S&P 500 ETF	(5,284)	(747,580)
iShares Dow Jones U.S. Home Construction Index Fund	(1,700)	(34,918)
iShares Dow Jones US Real Estate Index Fund	(9,579)	(613,343)
iShares MSCI Emerging Markets Index Fund	(1,466)	(60,267)
iShares MSCI U.K. Index Fund	(50,000)	(874,000)
iShares Russell 2000 Index Fund	(3,225)	(261,999)
iShares Russell 2000 Value Index Fund	(940)	(68,451)
iShares S&P Europe 350 Index Fund	(30,000)	(1,113,900)
Market Vectors Semiconductor ETF	(1,480)	(46,013)
Materials Select Sector SPDR Fund	(26,988)	(971,298)
Proshares Ultra S&P500	(733)	(43,013)
SPDR S&P 500 ETF Trust Series T	(3,250)	(458,835)

(Wilmington Rock Maple Alternatives Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Rock Maple Alternatives Fund (continued)

Description	Number of Shares	Value

SPDR S&P 500 ETF Trust Series T	(690)	$(97,414)
SPDR S&P Midcap 400 ETF Trust	(350)	(62,388)
Technology Select Sector SPDR Fund	(5,200)	(150,124)
TOTAL EQUITY FUNDS		$(6,030,643)
TOTAL INVESTMENT COMPANIES		$(6,030,643)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,226,418)		$(6,303,192)
	Contracts

WRITTEN OPTIONS – (0.1%)

CALL OPTIONS – 0.0%**
S&P 500 Index, Strike Price $1,445.00, Expiring 11/23/12	(5)	(3,814)
S&P 500 Index, Strike Price $1,450.00, Expiring 11/21/12	(5)	(2,901)
S&P 500 Index, Strike Price $1,455.00, Expiring 11/28/12	(5)	(2,750)
S&P 500 Index, Strike Price $1,460.00, Expiring 11/20/12	(5)	(1,806)
S&P 500 Index, Strike Price $1,480.00, Expiring 11/06/12	(5)	(52)
S&P 500 Index, Strike Price $1,480.00, Expiring 11/08/12	(5)	(126)
S&P 500 Index, Strike Price $1,490.00, Expiring 11/13/12	(5)	(237)
S&P 500 Index, Strike Price $1,495.00, Expiring 11/01/12	(5)	—
S&P 500 Index, Strike Price $1,495.00, Expiring 11/14/12	(5)	(225)
S&P 500 Index, Strike Price $1,505.00, Expiring 11/02/12	(5)	(25)
S&P 500 Index, Strike Price $1,470.00, Expiring 11/09/12	(5)	(335)
S&P 500 Index, Strike Price $1,480.00, Expiring 11/17/12	(5)	(500)
TOTAL CALL OPTIONS		$(12,771)

Description	Contracts	Value

PUT OPTIONS – (0.1%)
S&P 500 Index, Strike Price $1,330.00, Expiring 11/23/12	(5)	$(2,543)
S&P 500 Index, Strike Price $1,330.00, Expiring 11/28/12	(5)	(3,800)
S&P 500 Index, Strike Price $1,340.00, Expiring 11/21/12	(5)	(2,745)
S&P 500 Index, Strike Price $1,345.00, Expiring 11/20/12	(5)	(2,862)
S&P 500 Index, Strike Price $1,370.00, Expiring 11/06/12	(5)	(1,219)
S&P 500 Index, Strike Price $1,375.00, Expiring 11/08/12	(5)	(2,154)
S&P 500 Index, Strike Price $1,390.00, Expiring 11/01/12	(5)	(157)
S&P 500 Index, Strike Price $1,390.00, Expiring 11/13/12	(5)	(5,344)
S&P 500 Index, Strike Price $1,390.00, Expiring 11/14/12	(5)	(5,672)
S&P 500 Index, Strike Price $1,415.00, Expiring 11/02/12	(5)	(5,760)
S&P 500 Index, Strike Price $1,360.00, Expiring 11/09/12	(5)	(1,650)
S&P 500 Index, Strike Price $1,380.00, Expiring 11/17/12	(5)	(5,900)
TOTAL PUT OPTIONS		$(39,806)
TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $72,964)		$(52,577)
TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 82.9% (COST $29,776,152)		$30,619,795
OTHER ASSETS LESS LIABILITIES – 17.1%		6,297,722
TOTAL NET ASSETS – 100.0%		$36,917,517

Cost of investments for Federal income tax purposes is $36,277,608. The net unrealized appreciation/(depreciation) of investments was $697,956. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,283,136 and net unrealized depreciation from investments for those securities having an excess of cost over value of $585,180.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Rock Maple Alternatives Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (concluded)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments in Securities
Common Stocks	$14,429,472	$—	$—	$14,429,472
Corporate Bonds	—	6,082,588	—	6,082,588
Investment Companies	5,579,965	—	—	5,579,965
Purchased Options	146,088	6,790	—	152,878
U.S. Government Obligations	—	599,776	—	599,776
Money Market Fund	10,130,885	—	—	10,130,885

Total Assets	$30,286,410	$6,689,154	$—	$36,975,564

Liabilities
Other Financial Instruments^
Securities Sold Short	$(6,303,192)	$—	$—	$(6,303,192)
Written Options	(14,170)	(38,407)	—	(52,577)
Forward Foreign Currency Contracts	—	(11,573)	—	(11,573)

Total Liabilities	$(6,317,362)	$(49,980)	$—	$(6,367,342)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At October 31, 2012, the Wilmington Rock Maple Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
11/30/2012	Bank of New York	1,369,000 Euro	$1,772,444	$1,774,902	$(2,458)
11/30/2012	Bank of New York	473,000 Great British Pound	762,287	763,223	(936)
11/30/2012	Bank of New York	2,114,000 Norwegian Krone	365,870	370,384	(4,514)
11/30/2012	Bank of New York	2,296,000 Swedish Krona	342,176	345,841	(3,665)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(11,573)

See Notes to Portfolios of Investments

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

37

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Inflation-Linked & Fixed Income Securities:
Foreign Government Inflation-Linked Securities	30.8%
U.S. Government Inflation-Linked Securities	20.8%
Exchange-Traded Funds	1.8%
Corporate Bonds	1.3%
Corporate Notes	0.8%
Asset-Backed Securities	0.1%
Mortgage-Backed Securities	0.1%
Real Estate Related Securities:
Real Estate Investment Trusts	20.4%
Common Stocks	9.4%
Exchange-Traded Funds	4.3%
Commodity Related Securities:
Investment Companies	5.0%
Exchange-Traded Funds	4.8%
Structured Note	1.9%
Purchased Options	0.0%[3]
Short-Term Investments
Cash Equivalents[1]	2.9%
Written Options	0.0%[3]
Other Assets and Liabilities – Net[2]	(4.4)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Par Value	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 55.7%

CORPORATE BONDS – 1.3%

ENERGY – 0.1%
DCP Midstream Operating LP, Company Guaranteed, 3.25%, 10/1/2015	$200,000	$205,143
Petroleos Mexicanos, Company Guaranteed, 5.50%, 1/21/2021	100,000	117,250
TOTAL ENERGY		$322,393

Description	Par Value	Value

FINANCIALS – 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd, Company Guaranteed, 8.70%, 8/7/2018	$200,000	$258,934
[1,6,7]Banco Santander Brazil SA, Sr. Unsecured, 2.49%, 3/18/2014	500,000	492,504
Banque PSA Finance SA, Sr. Unsecured, 4.00%, 7/19/2013	300,000	391,963
Dexia Credit Local SA,
[1,6,7]Government Liquid GTD, 0.81%, 3/5/2013	1,700,000	1,690,104
[1]Government Liquid GTD, 1.15%, 9/18/2013	600,000	782,915

(Wilmington Multi-Manager Real Asset Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
Ford Motor Credit Co., LLC, Sr. Unsecured, 8.00%, 6/1/2014	$200,000	$219,498
[6,7]International Lease Finance Corp., Sr. Secured, 7.13%, 9/1/2018	100,000	118,188
[6,7]MAGI Funding PLC, 1.31%, 4/11/2021	392,753	493,336
TOTAL FINANCIALS		$4,447,442
TOTAL CORPORATE BONDS (COST $4,756,785)		$4,769,835

CORPORATE NOTES – 0.8%

FINANCIALS – 0.8%
1JPMorgan Chase & Co., Notes, 1.11%, 9/30/2013	1,500,000	1,507,884
[1,6,7]Metropolitan Life Global Funding I, Secured, 1.10%, 1/10/2014	1,500,000	1,503,715
[1]Morgan Stanley, Sr. Unsecured, 1.29%, 4/29/2013	100,000	99,967
TOTAL FINANCIALS		$3,111,566
TOTAL CORPORATE NOTES (COST $3,102,351)		$3,111,566

EXCHANGE-TRADED FUNDS – 1.8%

DEBT FUND – 1.8%
iShares Barclays TIPS Bond Fund	55,300	6,777,568
TOTAL EXCHANGE-TRADED FUNDS (COST $6,471,042)		$6,777,568

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 20.8%

U.S. GOVERNMENT AGENCY OBLIGATION – 2.0%
[2]Federal Home Loan Mortgage Corporation, 0.13%, 1/28/2013	7,500,000	7,497,607

U.S. TEASURY INFLATION INDEXED BILLS – 0.9%
U.S. Treasury Bill,
[2]0.13%, 3/14/2013	180,000	179,915
[2]0.14%, 4/11/2013	10,000	9,994
[2]0.16%, 8/22/2013	61,000	60,920
U.S. Treasury Note, 2.00%, 2/15/2022	3,050,000	3,155,320
TOTAL U.S. TEASURY INFLATION INDEXED BILLS		$3,406,149

U.S. TEASURY INFLATION INDEXED BONDS – 8.4%
U.S. Treasury Inflation Indexed Bond,
[17]0.13%, 1/15/2022	10,300,000	11,453,836
0.75%, 2/15/2042	2,100,000	2,375,233
1.75%, 1/15/2028	578,000	831,464
2.00%, 1/15/2026	868,000	1,334,326
2.13%, 2/15/2040	400,000	632,267
2.38%, 1/15/2025	3,623,000	6,042,829
2.38%, 1/15/2027	1,100,000	1,750,249

Description	Par Value		Value
2.50%, 1/15/2029	$48,000		$74,297
3.38%, 4/15/2032	904,000		1,958,879
3.88%, 4/15/2029	2,399,000		5,633,867
TOTAL U.S. TEASURY INFLATION INDEXED BONDS			$32,087,247

U.S. TEASURY INFLATION INDEXED NOTES – 9.5%
Inflation Protected Note, 1.63%, 1/15/2015	400,000		513,751
U.S. Treasury Inflation Indexed Note,
[12]0.13%, 4/15/2017	3,900,000		4,240,709
[17]0.13%, 7/15/2022	13,400,000		14,696,417
1.25%, 4/15/2014	40,000		45,016
1.25%, 7/15/2020	900,000		1,132,709
1.63%, 1/15/2018	1,900,000		2,431,203
1.88%, 7/15/2013	3,278,000		4,205,720
1.88%, 7/15/2015	1,500,000		1,941,229
2.00%, 7/15/2014	1,280,000		1,656,923
2.00%, 1/15/2016	8,000		10,325
2.13%, 1/15/2019	2,510,000		3,290,461
2.38%, 1/15/2017	1,500,000		1,997,398
TOTAL U.S. TEASURY INFLATION INDEXED NOTES			$36,161,861
TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $75,948,675)			$79,152,864

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 30.8%

DIVERSIFIED – 0.2%
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/2037	382,109	GBP	740,502

GOVERNMENT – 30.6%
Australia Government Bond,
3.00%, 9/20/2025	1,200,000	AUD	1,749,551
4.00%, 8/20/2020	350,000	AUD	709,626
Bonos del Banco Central de Chile en UF, 3.00%, 3/1/2022	227,620,200	CLP	493,710
Brazil Notas do Tesouro Nacional Serie B,
6.00%, 5/15/2017	7,019,000	BRL	8,599,848
6.00%, 8/15/2022	800,000	BRL	1,044,355
6.00%, 8/15/2024	1,640,000	BRL	2,179,293
6.00%, 5/15/2045	1,508,000	BRL	2,213,895
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/2018	354,671	EUR	498,746
Canadian Government Bond,
1.50%, 12/1/2044	842,840	CAD	1,123,368
3.00%, 12/1/2036	709,518	CAD	1,169,065

(Wilmington Multi-Manager Real Asset Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value
4.00%, 12/1/2031	772,995	CAD	$1,350,518
4.25%, 12/1/2021	4,251,371	CAD	6,075,108
Denmark I/L Government Bond, 0.10%, 11/15/2023	14,241,801	DKK	2,605,930
Deutsche Bundesrepublik Inflation Linked Bond,
0.10%, 4/15/2023	1,950,000	EUR	2,686,287
1.75%, 4/15/2020	849,495	EUR	1,294,345
France Government Bond OAT,
0.25%, 7/25/2018	650,000	EUR	893,180
1.00%, 7/25/2017	618,541	EUR	871,395
1.10%, 7/25/2022	670,793	EUR	941,337
1.30%, 7/25/2019	105,835	EUR	152,340
1.60%, 7/25/2015	1,114,987	EUR	1,563,108
1.80%, 7/25/2040	224,828	EUR	364,555
1.85%, 7/25/2027	629,568	EUR	955,221
2.10%, 7/25/2023	2,300,385	EUR	3,556,616
2.25%, 7/25/2020	479,096	EUR	732,448
3.15%, 7/25/2032	303,388	EUR	564,436
3.40%, 7/25/2029	124,287	EUR	233,509
French Treasury Note BTAN, 0.45%, 7/25/2016	573,029	EUR	782,910
Italy Buoni Poliennali Del Tesoro,
2.10%, 9/15/2016	900,000	EUR	1,225,781
2.10%, 9/15/2017	800,000	EUR	1,155,353
2.55%, 10/22/2016	1,100,000	EUR	1,442,632
Japanese Government CPI Linked Bond, 1.40%, 3/10/2018	64,090,000	JPY	886,154
Mexican Bonos, 8.50%, 12/13/2018	15,154,200	MXN	1,348,534
Mexican Udibonos,
2.50%, 12/10/2020	49,250,241	MXN	4,086,792
3.50%, 12/14/2017	32,256,494	MXN	2,783,011
4.50%, 12/18/2014	12,071,138	MXN	1,000,301
New South Wales Treasury Corp.,
2.75%, 11/20/2025	900,000	AUD	1,238,692
3.75%, 11/20/2020	800,000	AUD	1,089,596
Poland Government Bond, 3.00%, 8/24/2016	2,307,311	PLN	765,514
South Africa Government Bond – CPI Linked, 2.60%, 3/31/2028	4,745,941	ZAR	625,635
Sweden Government Bond,
3.50%, 12/1/2015	11,400,000	SEK	2,352,134
3.50%, 12/1/2028	1,500,000	SEK	416,537
4.00%, 12/1/2020	11,000,000	SEK	2,809,495
Turkey Government Bond,
3.00%, 1/6/2021	225,238	TRY	137,656
9.00%, 5/21/2014	1,649,903	TRY	1,062,197
U.K. Gilt Inflation Linked,
0.13%, 3/22/2024	501,140	GBP	859,670
0.13%, 3/22/2029	358,183	GBP	586,696

Description	Par Value		Value
0.13%, 3/22/2044	1,322,983	GBP	$2,019,926
0.38%, 3/22/2062	123,634	GBP	207,142
0.50%, 3/22/2050	466,814	GBP	802,511
0.63%, 3/22/2040	336,645	GBP	597,624
0.63%, 11/22/2042	1,155,016	GBP	2,074,643
0.75%, 3/22/2034	3,975,788	GBP	7,184,822
0.75%, 11/22/2047	1,777,549	GBP	3,308,762
1.13%, 11/22/2037	840,966	GBP	1,662,284
1.25%, 11/22/2017	1,028,452	GBP	1,905,446
1.25%, 11/22/2027	8,379,636	GBP	16,350,885
1.25%, 11/22/2032	335,700	GBP	667,904
1.25%, 11/22/2055	505,664	GBP	1,128,941
1.88%, 11/22/2022	2,244,717	GBP	4,595,753
2.50%, 4/16/2020	250,000	GBP	1,489,166
2.50%, 7/17/2024	220,000	GBP	1,177,059
TOTAL GOVERNMENT			$116,449,948
TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES (COST $112,436,989)			$117,190,450

ASSET-BACKED SECURITIES – 0.1%

DIVERSIFIED FINANCIAL SERVICES – 0.1%
[1,6,7]SLM Student Loan Trust, 2.13%, 8/15/2016	11,798		11,817
[1,6,7]Venture CDO Ltd, 0.55%, 1/20/2022	400,000		382,610
TOTAL DIVERSIFIED FINANCIAL SERVICES			$394,427
TOTAL ASSET-BACKED SECURITIES (COST $372,976)			$394,427

MORTGAGE-BACKED SECURITIES – 0.1%

WHOLE LOAN – 0.1%
WAMU Mortgage Pass-Through Certificates,
[1]2.30%, 11/25/2036	498,501		353,833
[1]2.76%, 3/25/2037	222,725		188,486
TOTAL WHOLE LOAN			$542,319
TOTAL MORTGAGE-BACKED SECURITIES (COST $525,501)			$542,319
TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES (COST $203,614,319)			$211,939,029

(Wilmington Multi-Manager Real Asset Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

40	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 34.1%

COMMON STOCKS – 9.4%

DEPARTMENT STORES – 0.3%
Lifestyle International Holdings Ltd.	600,400	$1,282,911

DIVERSIFIED REAL ESTATE ACTIVITIES – 4.9%
CapitaLand Ltd.	605,616	1,623,516
City Developments Ltd.	131,000	1,230,743
Daito Trust Construction Co. Ltd.	7,901	797,721
Daiwa House Industry Co. Ltd.	86,700	1,313,044
Great Eagle Holdings Ltd.	61,100	181,328
Hang Lung Group Ltd.	41,900	248,155
Hang Lung Properties Ltd.	433,999	1,509,186
Kerry Properties Ltd.	372,000	1,845,588
Mitsubishi Estate Co. Ltd.	170,810	3,378,542
Mitsui Fudosan Co. Ltd.	160,489	3,242,750
New World Development Co. Ltd.	127,700	197,398
PSP Swiss Property AG	3,725	341,982
Sumitomo Realty & Development Co. Ltd.	26,700	737,151
Sun Hung Kai Properties Ltd.	87,353	1,216,171
Swire Properties Ltd.	79,000	244,644
Wharf Holdings Ltd.	77,000	527,074
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$18,634,993

FINANCIALS – 0.0%**
Deutsche Wohnen AG	4,150	76,059

HOTELS, RESORTS & CRUISE LINES – 0.7%
Melia Hotels International SA	110,000	816,246
Shangri-La Asia Ltd.	482,416	933,702
Starwood Hotels & Resorts Worldwide, Inc.	16,400	850,340
TOTAL HOTELS, RESORTS & CRUISE LINES		$2,600,288

REAL ESTATE DEVELOPMENT – 1.3%
Cheung Kong Holdings Ltd.	92,634	1,368,584
China Overseas Land & Investment Ltd.	702,000	1,838,776
China Resources Land Ltd.	118,000	269,495
Guangzhou R&F Properties Co. Ltd.	320,000	393,494
Keppel Land Ltd.	82,000	228,562
Sino Land Co. Ltd.	339,982	608,893
Wing Tai Holdings Ltd.	195,975	278,748
TOTAL REAL ESTATE DEVELOPMENT		$4,986,552

REAL ESTATE OPERATING COMPANIES – 2.2%
Aeon Mall Co. Ltd.	48,700	1,263,406
Brookfield Office Properties, Inc.	47,200	728,296
Castellum AB	62,390	835,736
Central Pattana PCL	450,000	1,042,414

Description	Number of Shares	Value
Central Pattana PCL	8,000	$18,532
Global Logistic Properties Ltd.	249,300	525,251
GSW Immobilien AG	10,674	439,193
Hongkong Land Holdings Ltd.	226,081	1,435,614
Hufvudstaden AB	14,129	179,464
Hysan Development Co. Ltd.	336,617	1,487,620
Safestore Holdings PLC	66,300	116,889
Sonae Sierra Brasil SA	3,800	63,612
TOTAL REAL ESTATE OPERATING COMPANIES		$8,136,027
TOTAL COMMON STOCKS (COST $27,273,993)		$35,716,830

REAL ESTATE INVESTMENT TRUSTS – 20.4%

DIVERSIFIED – 2.5%
British Land Co. PLC	28,818	245,781
Canadian Real Estate Investment Trust	3,888	162,099
Dexus Property Group	765,114	782,317
Fonciere Des Regions	4,246	341,322
GPT Group	275,796	1,019,198
ICADE	15,850	1,426,361
Kenedix Realty Investment Corp.	46	157,194
Land Securities Group PLC	146,291	1,898,075
Liberty Property Trust	18,300	642,696
Mirvac Group	296,975	463,956
Shaftesbury PLC	52,733	466,340
Stockland	299,560	1,075,921
United Urban Investment Corp.	161	193,611
Vornado Realty Trust	5,697	456,956
TOTAL DIVERSIFIED		$9,331,827

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.2%
Eurocommercial Properties NV	2,927	114,820
Plum Creek Timber Co., Inc.	9,100	399,490
*Tokyo Tatemono Co. Ltd.	107,000	439,634
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$953,944

FINANCIALS – 0.5%
American Tower Corp.	7,200	542,088
Centro Retail Australia	207,600	463,326
Goodman Group	109,943	505,582
Investa Office Fund	113,200	348,998
TOTAL FINANCIALS		$1,859,994

INDUSTRIAL – 0.7%
Ascendas Real Estate Investment Trust	33,000	63,847
Prologis, Inc.	73,421	2,517,606
TOTAL INDUSTRIAL		$2,581,453

(Wilmington Multi-Manager Real Asset Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

OFFICE – 3.4%
[12]Alexandria Real Estate Equities, Inc.	16,000	$1,126,880
Boston Properties, Inc.	32,000	3,401,600
CapitaCommercial Trust	533,000	686,022
Derwent London PLC	46,658	1,552,581
Douglas Emmett, Inc.	45,000	1,055,250
Great Portland Estates PLC	156,514	1,181,047
Highwoods Properties, Inc.	8,000	258,000
Japan Real Estate Investment Corp.	76	760,666
Kilroy Realty Corp.	27,600	1,225,716
Nippon Building Fund, Inc.	31	332,795
SL Green Realty Corp.	13,900	1,046,670
Societe Immobiliere de Location pour l’industrie et le Commerce	1,430	160,326
TOTAL OFFICE		$12,787,553

RESIDENTIAL – 3.0%
Advance Residence Investment Corp.	52	112,690
American Campus Communities, Inc.	25,800	1,168,998
AvalonBay Communities, Inc.	7,729	1,047,743
Boardwalk Real Estate Investment Trust	16,700	1,074,652
BRE Properties, Inc.	12,000	580,200
Equity Residential	48,200	2,767,162
Essex Property Trust, Inc.	16,500	2,475,000
Nippon Accommodations Fund, Inc.	25	177,565
Post Properties, Inc.	13,100	639,411
UDR, Inc.	62,819	1,524,617
TOTAL RESIDENTIAL		$11,568,038

RETAIL – 7.2%
Calloway Real Estate Investment Trust	3,900	113,046
CapitaMall Trust	323,542	559,660
12DDR Corp.	77,910	1,196,698
Federal Realty Investment Trust	13,500	1,455,705
Frasers Centrepoint Trust	44,000	70,520
General Growth Properties, Inc.	60,374	1,186,953
Hammerson PLC	217,338	1,654,753
Japan Retail Fund Investment Corp.	243	442,897
Kimco Realty Corp.	44,600	870,592
Klepierre	23,648	876,777
Link REIT	208,800	1,038,605
Macerich Co.	21,884	1,247,388
Primaris Retail Real Estate Investment Trust	7,000	164,075
RioCan Real Estate Investment Trust	74,878	2,042,230
Simon Property Group, Inc.	41,169	6,266,333
Tanger Factory Outlet Centers	10,200	320,994
Taubman Centers, Inc.	22,700	1,783,085
Unibail-Rodamco SE	13,721	3,091,813

Description	Number of Shares	Value
Westfield Group	157,885	$1,747,103
Westfield Retail Trust	361,263	1,162,534
TOTAL RETAIL		$27,291,761

SPECIALIZED – 2.9%
HCP, Inc.	23,700	1,049,910
Health Care REIT, Inc.	45,500	2,704,065
Host Hotels & Resorts, Inc.	149,514	2,161,972
Pebblebrook Hotel Trust	9,400	199,468
Public Storage	17,300	2,398,299
Ventas, Inc.	41,384	2,618,366
TOTAL SPECIALIZED		$11,132,080
TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $57,079,615)		$77,506,650

EXCHANGE-TRADED FUNDS – 4.3%

EQUITY FUNDS – 4.3%
SPDR Dow Jones International Real Estate ETF	271,400	11,056,836
Vanguard REIT ETF	85,000	5,472,300
TOTAL EQUITY FUNDS		$16,529,136
TOTAL EXCHANGE-TRADED FUNDS (COST $14,500,514)		$16,529,136
TOTAL REAL ESTATE RELATED SECURITIES (COST $98,854,122)		$129,752,616

COMMODITY RELATED SECURITIES – 11.7%

EXCHANGE-TRADED FUND – 4.8%

COMMODITY FUND – 4.8%
*PowerShares DB Commodity Index Tracking Fund	663,000	18,272,280
TOTAL EXCHANGE-TRADED FUND (COST $17,701,950)		$18,272,280

INVESTMENT COMPANIES – 5.0%

COMMODITY FUNDS – 5.0%
Credit Suisse Commodity Return Strategy Fund	1,724,196	14,172,893
PIMCO Commodity RealReturn Strategy Fund	711,399	4,887,314
TOTAL COMMODITY FUNDS		$19,060,207
TOTAL INVESTMENT COMPANIES (COST $17,761,101)		$19,060,207

STRUCTURED NOTE – 1.9%

FINANCIALS – 1.9%
[2]Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index	6,000,000	7,166,400
TOTAL STRUCTURED NOTE (COST $6,000,000)		$7,166,400
TOTAL COMMODITY RELATED SECURITIES (COST $41,463,051)		$44,498,887

(Wilmington Multi-Manager Real Asset Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts	Value

PURCHASED OPTIONS – 0.0%**

CALL OPTION – 0.0%**
U.S. 30Y Futures, Strike Price 8.50%, Expiring 12/10/2012	100,000	$7,255

PUT OPTIONS – 0.0%**
U.S. 30Y Futures, Strike Price 3.88%, Expiring 4/14/2014	600,000	12,078
U.S. 30Y Futures, Strike Price 8.51%, Expiring 12/10/2012	200,000	14,511
TOTAL PUT OPTIONS		$26,589
TOTAL PURCHASED OPTIONS (COST $56,030)		$33,844
	Number of Shares

SHORT-TERM INVESTMENTS – 2.5%

MONEY MARKET FUND – 2.5%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	7,952,419	7,952,419
[8,9]Wilmington Prime Money Market Fund, 0.03%	1,516,248	1,516,248
TOTAL MONEY MARKET FUND (COST $9,468,667)		$9,468,667
TOTAL SHORT-TERM INVESTMENTS (COST $9,468,667)		$9,468,667
	Par Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES –0.4%

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%
REPURCHASE AGREEMENTS – 0.4%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, dated 10/31/12, due 11/01/12, repurchase price $1,000,009, collateralized by U.S. Government Securities 3.00% to 4.50%, maturing 1/01/27 to 10/20/42; total market value of $1,020,000.	$1,000,000	1,000,000
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $528,944, collateralized by U.S. Government Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $539,520.	528,940	528,940
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,528,940)		$1,528,940
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (COST $1,528,940)		$1,528,940
TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 104.4% (COST $354,985,129)		$397,221,983

Description	Contracts	Value

WRITTEN OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**
INF FLOOR USD, Strike Price 216.69%, Expiring 4/7/2020	(260)	$(4,270)
U.S. 2Y Futures, Strike Price 0.92%, Expiring 11/14/2012	(140)	(14,798)
U.S. 3Y Futures, Strike Price 1.50%, Expiring 12/28/2012	(460)	(17,554)
U.S. 3Y Futures, Strike Price 1.50%, Expiring 12/28/2012	(250)	(8,000)
U.S. 5Y Futures, Strike Price 0.75%, Expiring 3/18/2013	(140)	(2,842)
U.S. 5Y Futures, Strike Price 0.75%, Expiring 3/18/2013	(260)	(5,278)
U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(80)	(30,300)
U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(230)	(87,113)
TOTAL CALL OPTIONS		$(170,155)

PUT OPTIONS – 0.0%**
EURO 10Y Futures, Strike Price 2.15%, Expiring 1/7/2013	(40)	(842)
U.S. 2Y Futures, Strike Price 0.92%, Expiring 11/14/2012	(140)	—
U.S. 3Y Futures, Strike Price 1.50%, Expiring 12/28/2012	(460)	(10,601)
U.S. 3Y Futures, Strike Price 1.50%, Expiring 12/28/2012	(250)	(8,000)
U.S. 5Y Futures, Strike Price 1.40%, Expiring 3/18/2013	(260)	(3,785)
U.S. 5Y Futures, Strike Price 1.40%, Expiring 3/18/2013	(140)	(2,038)
U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(230)	(1,459)
U.S. 5Y Futures, Strike Price 2.85%, Expiring 4/14/2014	(270)	(6,416)
U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(80)	(508)
TOTAL PUT OPTIONS		$(33,649)
TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $219,037)		$(203,804)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 104.4% (COST $354,766,092)		$397,018,179
COLLATERAL FOR LOANED SECURITIES – (0.4)%		(1,528,940)
OTHER LIABILITIES LESS ASSETS – (4.0)%		(15,258,399)
TOTAL NET ASSETS – 100.0%		$380,230,840

(Wilmington Multi-Manager Real Asset Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Multi-Manager Real Asset Fund (continued)

Cost of investments for Federal income tax purposes is $371,566,457. The net unrealized appreciation/(depreciation) of investments was $25,655,526. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $26,607,636 and net unrealized depreciation from investments for those securities having an excess of cost over value of $952,110.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets and Liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets
Investments in Securities
Inflation-Linked & Fixed Income Securities
Corporate Bonds	$—	$4,769,835	$—	$4,769,835
Corporate Notes	—	3,111,566	—	3,111,566
Exchange-Traded Funds	6,777,568	—	—	6,777,568
U.S. Government Inflation-Linked Securities	—	79,152,864	—	79,152,864
Foreign Government Inflation-Linked Securities	—	117,190,450	—	117,190,450
Asset-Backed Securities	—	394,427	—	394,427
Mortgage-Backed Securities	—	542,319	—	542,319
Real Estate Related Securities
Common Stocks	34,403,786	1,313,044	—	35,716,830
Real Estate Investment Trusts	77,506,650	—	—	77,506,650
Exchange-Traded Funds	16,529,136	—	—	16,529,136
Commodity Related Securities
Exchange-Traded Fund	18,272,280	—	—	18,272,280
Investment Companies	19,060,207	—	—	19,060,207
Structured Note	—	7,166,400	—	7,166,400
Purchased Options	—	33,844	—	33,844
Short-Term Investments
Money Market Funds	9,468,667	—	—	9,468,667
Repurchase Agreements	—	1,528,940	—	1,528,940

Total Investments	182,018,294	215,203,689	—	397,221,983

Other Financial Instruments^
Credit Default Swap	—	10,619	—	10,619
Interest Rate Swap	—	113,007	—	113,007
Forward Foreign Currency Contracts	—	954,572	—	954,572
Financial Futures Contracts	—	18,689	—	18,689

Total Assets	$182,018,294	$216,300,576	$—	$398,318,870

Liabilities
Other Financial Instruments^
Financial Futures Contracts	$—	$(18,195)	$—	$(18,195)
Interest Rate Swap	—	(9,768)	—	(9,768)
Written Options	—	(203,804)	—	(203,804)
Forward Foreign Currency Contracts	—	(1,341,219)	—	(1,341,219)

Total Liabilities	$—	$(1,572,986)	$—	$(1,572,986)

^	Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, financial futures contracts and swaps which are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

(Wilmington Multi-Manager Real Asset Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2012, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counter Party	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/2/2012	Goldman Sachs & Company	20,234,000 Great British Pound	$32,458,998	$32,652,863	$193,865
11/2/2012	HSBC Securities, Inc.	291,000 Great British Pound	471,321	469,605	(1,716)
11/2/2012	RBC Dominion Securities	452,000 Great British Pound	722,694	729,421	6,727
11/2/2012	WestPac Bank	3,668,000 Great British Pound	5,954,316	5,919,280	(35,036)
11/14/2012	JP Morgan Securities	1,490,109 Polish Zloty	465,877	465,940	63
11/21/2012	Deutsche Bank	5,013,000 Swedish Krona	747,343	755,299	7,956
12/3/2012	Credit Suisse	175,471 Mexican Neuvo Peso	13,082	13,356	274
12/3/2012	JP Morgan Securities	1,242,920 Mexican Neuvo Peso	91,769	94,603	2,834
12/3/2012	Morgan Stanley & Co., Inc.	115,217,504 Mexican Neuvo Peso	8,989,569	8,769,665	(219,904)
12/4/2012	HSBC Securities, Inc.	25,763,429 Brazil Real	12,579,799	12,624,951	45,152
12/4/2012	HSBC Securities, Inc.	2,147,006 Brazil Real	1,053,642	1,052,106	(1,536)
12/4/2012	HSBC Securities, Inc.	305,520 Brazil Real	150,000	149,715	(285)
12/17/2012	Chase Manhattan Corp.	489,000 Euro	632,101	634,121	2,020
12/17/2012	Citigroup Global Markets	200,000 Euro	262,957	259,354	(3,603)
12/17/2012	Citigroup Global Markets	332,000 Euro	430,071	430,528	457
12/17/2012	Credit Suisse	586,000 Euro	757,885	759,908	2,023
12/17/2012	HSBC Securities, Inc.	547,000 Euro	710,170	709,334	(836)
12/17/2012	Morgan Stanley & Co., Inc.	58,000 Euro	75,163	75,212	49
12/17/2012	Royal Bank of Scotland	39,000 Euro	50,198	50,574	376
12/17/2012	WestPac Bank	703,000 Euro	911,405	911,631	226
12/21/2012	UBS Warburg LLC	251,910 Euro	327,322	326,686	(636)
12/21/2012	UBS Warburg LLC	148,114 Great British Pound	238,500	238,981	481
1/9/2013	Deutsche Bank	7,009,083 Chilean Paeso	14,210	14,420	210
1/9/2013	HSBC Securities, Inc.	4,930,000 Chilean Paeso	10,000	10,143	143
2/1/2013	Barclays Bank International	4,678,475 Chinese Yuan	742,026	743,415	1,389
CONTRACTS SOLD
11/1/2012	WestPac Bank	3,992,000 Australian Dollar	4,157,668	4,143,916	13,752
11/2/2012	Banc of America Securities	7,596,000 Great British Pound	12,320,712	12,258,137	62,575
11/2/2012	Barclays Bank International	151,000 Great British Pound	242,738	243,678	(940)
11/2/2012	Citigroup Global Markets	2,968,000 Great British Pound	4,798,781	4,789,646	9,135
11/2/2012	Credit Suisse	1,656,000 Great British Pound	2,651,425	2,672,390	(20,965)
11/2/2012	HSBC Securities, Inc.	10,564,000 Great British Pound	17,103,116	17,047,783	55,333
11/2/2012	HSBC Securities, Inc.	528,000 Great British Pound	841,447	852,066	(10,619)
11/2/2012	Royal Bank of Scotland	452,000 Great British Pound	728,780	729,420	(640)
11/2/2012	WestPac Bank	730,000 Great British Pound	1,184,184	1,178,046	6,138
11/2/2012	Bank of New York	498,201 Japanese Yen	6,255	6,241	14
11/5/2012	UBS Warburg LLC	251,910 Euro	327,191	326,526	665
11/5/2012	Bank of New York	1,071 Great British Pound	1,723	1,729	(6)
11/5/2012	Bank of New York	2,643 Great British Pound	4,250	4,265	(15)
11/5/2012	UBS Warburg LLC	148,114 Great British Pound	238,535	239,017	(482)
11/14/2012	JP Morgan Securities	1,490,109 Polish Zloty	449,004	465,941	(16,937)
11/21/2012	Barclays Bank International	7,436,000 Danish Krone	1,247,462	1,292,485	(45,023)
11/21/2012	Deutsche Bank	7,435,000 Danish Krone	1,247,965	1,292,312	(44,347)

(Wilmington Multi-Manager Real Asset Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counter Party	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
11/21/2012	HSBC Securities, Inc.	34,928,000 Swedish Krona	$5,217,027	$5,262,540	$(45,513)
12/3/2012	Barclays Bank International	13,055,055 Mexican Neuvo Peso	967,794	993,672	(25,878)
12/3/2012	Barclays Bank International	31,354,756 Mexican Neuvo Peso	2,369,258	2,386,536	(17,278)
12/3/2012	HSBC Securities, Inc.	72,226,084 Mexican Neuvo Peso	5,333,881	5,497,416	(163,535)
12/4/2012	HSBC Securities, Inc.	26,068,949 Brazilian Real	12,644,395	12,774,666	(130,271)
12/4/2012	JP Morgan Securities	2,147,006 Brazilian Real	1,052,712	1,052,106	606
12/4/2012	Goldman Sachs & Company	20,234,000 Great British Pound	32,455,336	32,648,824	(193,488)
12/13/2012	WestPac Bank	3,992,000 Australian Dollar	4,114,954	4,129,250	(14,296)
12/17/2012	Barclays Bank International	1,086,000 Euro	1,416,064	1,408,294	7,770
12/17/2012	Barclays Bank International	1,654,000 Euro	2,168,948	2,144,861	24,087
12/17/2012	Barclays Bank International	313,000 Euro	405,704	405,889	(185)
12/17/2012	Citigroup Global Markets	650,000 Euro	845,668	842,902	2,766
12/17/2012	Citigroup Global Markets	1,432,000 Euro	1,834,585	1,856,977	(22,392)
12/17/2012	Credit Suisse	63,000 Euro	81,113	81,696	(583)
12/17/2012	Deutsche Bank	1,828,000 Euro	2,358,083	2,370,499	(12,416)
12/17/2012	HSBC Securities, Inc.	1,423,000 Euro	1,793,948	1,845,307	(51,359)
12/17/2012	HSBC Securities, Inc.	2,864,000 Euro	3,678,264	3,713,955	(35,691)
12/17/2012	Royal Bank of Scotland	600,000 Euro	778,188	778,063	125
12/17/2012	Royal Bank of Scotland	797,000 Euro	1,020,276	1,033,527	(13,251)
12/20/2012	Citigroup Global Markets	3,906,000 Canadian Dollar	4,032,728	3,906,638	126,090
12/20/2012	Deutsche Bank	1,287,000 Canadian Dollar	1,319,235	1,287,210	32,025
12/20/2012	Deutsche Bank	2,229,000 Canadian Dollar	2,281,123	2,229,364	51,759
12/20/2012	Royal Bank of Scotland	1,048,000 Canadian Dollar	1,073,220	1,048,171	25,049
12/21/2012	UBS Warburg LLC	668,860 Australian Dollar	685,737	691,392	(5,655)
12/21/2012	UBS Warburg LLC	1,344,600 Canadian Dollar	1,349,553	1,344,790	4,763
12/21/2012	Societe General Securities	699,356 Euro	905,869	906,951	(1,082)
12/21/2012	UBS Warburg LLC	6,208,650 Euro	8,090,684	8,051,606	39,078
12/21/2012	Societe General Securities	9,191,300 Great British Pound	14,703,837	14,830,059	(126,222)
12/21/2012	Societe General Securities	70,892,000 Japanese Yen	888,976	888,531	445
12/21/2012	Societe General Securities	8,016,000 Swedish Krona	1,211,733	1,206,676	5,057
1/9/2013	Deutsche Bank	251,950,000 Chilean Paeso	500,000	518,346	(18,346)
1/30/2013	Chase Manhattan Corp.	920,643 South African Rand	104,134	104,713	(579)
1/30/2013	JP Morgan Securities	1,583,383 Turkish Lira	860,207	872,709	(12,502)
2/1/2013	JP Morgan Securities	4,641,958 Chinese Yuan	728,550	737,612	(9,062)
2/4/2013	HSBC Securities, Inc.	25,763,429 Brazilian Real	12,479,863	12,517,972	(38,109)
2/12/2013	JP Morgan Securities	1,490,109 Polish Zloty	461,449	461,352	97
4/3/2013	Morgan Stanley & Co., Inc.	115,217,504 Mexican Neuvo Peso	8,882,905	8,659,907	222,998
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(386,647)

(Wilmington Multi-Manager Real Asset Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2012, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2012	WestPac Bank	3,992,000 Australian Dollar	$4,128,698	$4,143,916	$15,218
11/2/2012	Bank of Tokyo	2,360 Hong Kong Dollar	305	305	—
CONTRACTS SOLD
2/4/2013	HSBC Securities Inc.	2,147,006 Brazilian Real	1,044,874	1,057,092	(12,218)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$3,000

At October 31, 2012, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized (Appreciation) Depreciation
LONG POSITIONS:
90 DAY EURO DOLLAR	September 2015	6	$1,486,909	$1,487,475	$566
90 DAY EURO DOLLAR	March 2016	20	4,942,988	4,945,750	2,762
					3,328
SHORT POSITIONS:
AUSTRALIAN 10YR BOND	December 2012	3	382,944	390,237	(7,293)
EURO-BUND 10YR FUT	December 2012	3	543,839	550,913	(7,074)
EURO-SCHATZ 10YR FUT	December 2012	14	2,011,124	2,008,762	2,362
LONG 10YR GILT FUT	December 2012	3	576,340	576,791	(451)
U.S. LONG TREASURY BOND	December 2012	9	1,498,843	1,485,844	12,999
U.S. LONG TREASURY BOND	December 2012	5	661,779	665,156	(3,377)
					(2,834)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$494

At October 31, 2012, the Wilmington Multi-Manager Real Asset Fund had open interest swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG#	12/19/42	1,400,000	2.50%	3-month LIBOR rate	$34,889	$44,370	$(9,481)
Deutsche Bank AG#	07/25/16	200,000	2.00	France CPI EX-Tobacco Househol	(69)	218	(287)
Morgan Stanley Capital Services, LLC#	01/02/15	10,900,000	8.63	Brazilian Interbank Deposit	96,233	46,933	49,300
Deutsche Bank AG#	07/15/22	400,000	2.50	US Urban Consumers NSA	11,087	5,918	5,169
Citibank NA#	10/02/22	500,000	2.66	US Urban Consumers NSA	9,409	3,785	5,624
HSBC Bank USA, NA#	01/02/14	4,000,000	9.49	Brazilian Interbank Deposit	55,291	2,377	52,914

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS					$206,840	$103,601	$103,239

(Wilmington Multi-Manager Real Asset Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Multi-Manager Real Asset Fund (concluded)

At October 31, 2012, the Wilmington Multi-Manager Real Asset Fund had open credit default swap contracts as follows:

Counterparty	Termination Date	Notional Amount(a)	Fixed Rate	Reference Equity/Obligation	Implied Credit Spread at October 31, 2012(c)	Fair Value(b)	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC##	06/20/15	500,000	1.00%	Brazil EM SP	0.648%	$5,206	$(2,612)	$7,818
Goldman Sachs International##	12/20/15	400,000	1.00	Japan Govt JP SP GST	0.384%	8,184	5,383	2,801

NET UNREALIZED APPRECIATION (DEPRECIATION) ON CREDIT DEFAULT SWAP CONTRACTS						$13,390	$2,771	$10,619

#	Portfolio pays the floating rate and receives the fixed rate.

##	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(a)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(c)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

At October 31, 2012, The Wilmington Multi-Manager Real Asset Fund had open reverse repurchase agreements as follows:

Counterparty	Interest Rate	Maturity	Fair Value
BNP Paribas	0.23%	2/8/2013	$1,185,886
JPMorgan Securities, Inc.	0.27%	11/14/2012	2,064,030
JPMorgan Securities, Inc.	0.28%	11/9/2012	438,024

			$3,687,940

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

48

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Conservative Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Wilmington Intermediate-Term Bond Fund, Class I	56.1%
Wilmington Large-Cap Strategy Fund, Class I	11.9%
Wilmington Multi-Manager International Fund, Class I	8.6%
Wilmington Multi-Manager Real Asset Fund, Class I	5.2%
PowerShares Emerging Markets Sovereign Debt Portfolio	4.7%
Vanguard High-Yield Corporate Fund	3.8%
RidgeWorth Seix Floating Rate High Income Fund, Class I	2.8%
Dreyfus International Bond Fund, Class I	2.2%
Vanguard Dividend Appreciation ETF	1.1%
Dreyfus Cash Management Fund, Institutional Shares	0.6%
Wilmington Small-Cap Strategy Fund, Class I	0.6%
SPDR S&P Global Natural Resources ETF	0.5%
Other Assets and Liabilities – Net[1]	1.9%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 98.1%

ASSET ALLOCATION FUND – 5.2%
[9]Wilmington Multi-Manager Real Asset Fund	174,338	$2,555,793

DEBT FUNDS – 69.6%
Dreyfus International Bond Fund, Class I	60,753	1,068,044
PowerShares Emerging Markets Sovereign Debt Portfolio	75,000	2,333,250
RidgeWorth Seix Floating Rate High Income Fund, Class I	157,606	1,409,001
Vanguard High-Yield Corporate Fund	311,825	1,886,540
[9]Wilmington Intermediate-Term Bond Fund, Class I	2,572,401	27,730,481
TOTAL DEBT FUNDS		$34,427,316

EQUITY FUNDS – 22.7%
SPDR S&P Global Natural Resources ETF	5,500	279,070
Vanguard Dividend Appreciation ETF	9,000	530,370

Description	Number of Shares	Value
[9]Wilmington Large-Cap Strategy Fund, Class I	456,530	$5,875,537
[9]Wilmington Multi-Manager International Fund, Class I	645,936	4,269,637
[9]Wilmington Small-Cap Strategy Fund, Class I	26,670	283,773
TOTAL EQUITY FUNDS		$11,238,387

MONEY MARKET FUND – 0.6%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	277,661	$277,661
TOTAL INVESTMENT COMPANIES (COST $43,510,253)		$48,499,157
TOTAL INVESTMENTS – 98.1% (COST $43,510,253)		$48,499,157
OTHER ASSETS LESS LIABILITIES – 1.9%		931,559
TOTAL NET ASSETS – 100.0%		$49,430,716

Cost of investments for Federal income tax purposes is $44,493,254. The net unrealized appreciation/(depreciation) of investments was $4,005,903. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,007,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,049.

(Wilmington Strategic Allocation Conservative Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Strategic Allocation Conservative Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Investment Companies	$48,499,157	$—	$—	$48,499,157

Total	$48,499,157	$—	$—	$48,499,157

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

50

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Moderate Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Investment Companies	76.9%
Corporate Bonds	7.7%
U.S. Treasury	6.0%
Mortgage-Backed Securities	5.5%
Collateralized Mortgage Obligation	0.5%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	5.3%
Other Assets and Liabilities – Net[2]	(2.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 76.9%

ASSET ALLOCATION FUND – 3.4%
[9]Wilmington Multi-Manager Real Asset Fund, Class I	146,348	$2,145,462

DEBT FUNDS – 19.8%
Artio Global High Income Fund LLC	204,408	2,011,377
Dreyfus International Bond Fund	76,382	1,342,794
Federated Ultrashort Bond Fund	387,673	3,578,226
MFS Emerging Markets Debt Fund	187,696	3,031,293
RidgeWorth Seix Floating Rate High Income Fund	295,166	2,638,785
TOTAL DEBT FUNDS		$12,602,475

EQUITY FUNDS – 53.7%
Alpine International Real Estate Equity Fund	32,231	716,500
Guinness Atkinson Funds – China & Hong Kong Fund	19,828	561,736
Guinness Atkinson Funds – Global Energy Fund	45,828	1,212,141
Harbor International Fund	43,480	2,570,124
[12]iShares High Dividend Equity Fund	30,300	1,830,120
Lazard Emerging Markets Equity Portfolio	110,638	2,135,314
Litman Gregory Masters International Fund	60,140	843,166
LSV Value Equity Fund	172,627	2,611,840
MainStay Epoch Global Equity Yield Fund	120,524	1,945,253
*Morgan Stanley Focus Growth Fund	76,856	2,905,152

Description	Number of Shares	Value

*RS Global Natural Resources Fund	48,447	$1,822,100
SPDR S&P Dividend ETF	5,820	337,153
TIAA-CREF Institutional Mid-Cap Value Fund	50,418	915,092
[9]Wilmington Large-Cap Growth Fund, Class I	365,990	3,140,196
[9]Wilmington Large-Cap Value Fund, Class I	160,033	1,678,741
*,9Wilmington Mid-Cap Growth Fund, Class I	200,777	2,961,464
[9]Wilmington Multi-Manager International Fund, Class I	623,127	4,118,872
*,9Wilmington Small-Cap Growth Fund, Class I	110,991	1,848,000
TOTAL EQUITY FUNDS		$34,152,964
TOTAL INVESTMENT COMPANIES (COST $43,218,960)		$48,900,901
	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 1988-23, Class C, 9.75%, 9/25/18	$2,252	2,535
Series 2012-114, Class VM, 3.50%, 10/25/25	198,980	216,457
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$218,992

WHOLE LOAN – 0.2%
[1]Banc of America Mortgage Securities, Inc.,, Series 2004-A, Class 2A1, 2.96%, 2/25/34	72,432	68,530

(Wilmington Strategic Allocation Moderate Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.52%, 11/25/35	$54,796	$43,983
TOTAL WHOLE LOAN		$112,513
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $351,242)		$331,505

CORPORATE BONDS – 7.7%

AGRICULTURE – 0.3%
[6,7]Archer-Daniels-Midland Co., Sr. Unsecured, 4.02%, 4/16/43	200,000	209,070

BANKS – 1.5%
Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	130,000	133,820
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	109,776
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	102,826
Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	100,000	104,683
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	105,594
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,795
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	103,144
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	82,343
[1]SunTrust Capital III, Limited Guarantee, 1.04%, 3/15/28	152,000	115,562
TOTAL BANKS		$959,543

BEVERAGES – 0.3%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	150,239
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	20,000	20,455
TOTAL BEVERAGES		$170,694

BIOTECHNOLOGY – 0.1%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	60,000	69,279

CHEMICALS – 0.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	140,000	154,014

COMPUTERS – 0.1%
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	83,901

DIVERSIFIED FINANCIAL SERVICES – 1.3%
American Express Credit Corp., Sr. Unsecured, MTN, 5.13%, 8/25/14	100,000	108,042
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	40,671
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 1.38%, 5/20/14	200,000	202,930
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	234,961
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	122,695

Description	Par Value	Value

General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	$130,000	$134,564
TOTAL DIVERSIFIED FINANCIAL SERVICES		$843,863

ELECTRIC – 0.1%
UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	70,000	76,084

ELECTRONICS – 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	157,643

FOOD – 0.2%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	108,940

HEALTHCARE PROVIDERS & SERVICES – 0.0%**
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,548

HOME FURNISHINGS – 0.1%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	69,478

INSURANCE – 0.3%
Berkshire Hathaway Finance Corp., Company Guaranteed, 4.40%, 5/15/42	90,000	95,344
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	64,590
TOTAL INSURANCE		$159,934

INTERNET – 0.2%
Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	90,000	93,492

MEDIA – 0.3%
Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	60,000	65,052
Discovery Communications LLC, Company Guaranteed, 3.30%, 5/15/22	38,000	39,992
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	63,407
TOTAL MEDIA		$168,451

METALS & MINING – 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	82,435

MISCELLANEOUS MANUFACTURING – 0.1%
General Electric Co., Sr. Unsecured, 4.13%, 10/09/42	35,000	36,423

OIL & GAS – 0.2%
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	40,000	45,295
Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	45,000	45,411
TOTAL OIL & GAS		$90,706

REAL ESTATE INVESTMENT TRUSTS (REIT) – 1.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	118,133

(Wilmington Strategic Allocation Moderate Fund continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	$100,000	$119,585
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	110,530
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	116,859
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	115,653
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	112,736
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	120,707
TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$814,203

RETAIL – 0.4%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	100,000	120,721
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	116,754
TOTAL RETAIL		$237,475

SOFTWARE – 0.1%
Oracle Corp., Sr. Unsecured, 1.20%, 10/15/17	75,000	75,431

TELECOMMUNICATIONS – 0.2%
Corning, Inc., Sr. Unsecured, 4.75%, 3/15/42	120,000	131,641

TRANSPORTATION – 0.1%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	30,648
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,067
TOTAL TRANSPORTATION		$86,715
TOTAL CORPORATE BONDS (COST $4,613,429)		$4,904,963

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	72,140	83,276
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	56,776	63,979
TOTAL AIRLINES		$147,255
TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $128,751)		$147,255

MORTGAGE-BACKED SECURITIES – 5.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.9%
Pool A15865, 5.50%, 11/01/33	131,659	144,663
Pool A19412, 5.00%, 3/01/34	253,209	276,145
Pool C00478, 8.50%, 9/01/26	3,184	3,728
Pool C03517, 4.50%, 9/01/40	95,508	102,662
Pool G05774, 5.00%, 1/01/40	615,578	665,757
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,192,955

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.4%
Pool 533246, 7.50%, 4/01/30	$32,892	$38,013
Pool 889982, 5.50%, 11/01/38	345,167	378,874
Pool 932752, 5.00%, 4/01/40	106,669	116,481
Pool AA7692, 4.50%, 6/01/39	199,019	215,032
Pool AB3417, 4.00%, 8/01/41	580,028	623,590
Pool AB4089, 3.00%, 12/01/26	270,034	285,122
Pool AJ4050, 4.00%, 10/01/41	261,577	281,223
Pool MA0563, 4.00%, 11/01/30	201,823	217,549
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,155,884

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%
Pool 354677, 7.50%, 10/15/23	28,617	32,997
Pool 354765, 7.00%, 2/15/24	39,129	45,019
Pool 354827, 7.00%, 5/15/24	38,948	44,812
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$122,828
TOTAL MORTGAGE-BACKED SECURITIES (COST $3,340,867)		$3,471,667

U.S. TREASURY – 6.0%

U.S. TREASURY BONDS – 1.1%
4.75%, 2/15/37	96,000	132,150
4.38%, 5/15/40	440,000	578,325
TOTAL U.S. TREASURY BONDS		$710,475

U.S. TREASURY INFLATION INDEXED NOTE – 1.3%
1.13%, 1/15/21	680,000	846,166

U.S. TREASURY NOTES – 3.6%
4.00%, 2/15/14	40,000	41,934
2.13%, 5/31/15	335,000	350,232
4.50%, 2/15/16	200,000	226,500
0.88%, 1/31/17	150,000	151,711
4.50%, 5/15/17	200,000	234,469
0.63%, 9/30/17	40,000	39,844
1.50%, 3/31/19	400,000	411,875
3.50%, 5/15/20	200,000	232,625
2.00%, 11/15/21	200,000	207,562
2.00%, 2/15/22	50,000	51,727
1.63%, 8/15/22	345,000	342,790
TOTAL U.S. TREASURY NOTES		$2,291,269
TOTAL U.S. TREASURY (COST $3,438,416)		$3,847,910

Wilmington Strategic Allocation Moderate Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

Wilmington Strategic Allocation Moderate Fund (concluded)

Description	Shares	Value

MONEY MARKET FUNDS – 3.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	646,401	$646,401
[8,9]Wilmington Prime Money Market Fund, 0.03%	1,366,783	1,366,783
TOTAL MONEY MARKET FUNDS (COST $2,013,184)		$2,013,184
TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $57,104,849)		$63,617,385

Description	Shares	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%
Citigroup Global Markets, Inc., 0.32%, dated 10/31/12, due 11/01/12, repurchase price $1,000,009, collateralized by U.S. Government Securities 0.00% to 11.00%, maturing 11/15/12 to 9/20/62; total market value of $1,020,000.	1,000,000	$1,000,000
RBS Securities, Inc., 0.29%, dated 10/31/12, due 11/01/12, repurchase price $316,410, collateralized by U.S. Treasury Securities 0.13% to 8.75%, maturing 12/15/12 to 5/15/42; total market value of $322,736.	316,407	316,407
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,316,407)		$1,316,407
TOTAL INVESTMENTS – 102.1% (COST $58,421,256)		$64,933,792
COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(1,316,407)
OTHER ASSETS LESS LIABILITIES – 0.0%**		18,129
TOTAL NET ASSETS – 100.0%		$63,635,514

Cost of investments for Federal income tax purposes is $59,256,050. The net unrealized appreciation/(depreciation) of investments was $5,677,742. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,343,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $665,493.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Collateralized Mortgage Obligations	$—	$331,505	$—	$331,505
Corporate Bonds	—	4,904,963	—	4,904,963
Enhanced Equipment Trust Certificates	—	147,255	—	147,255
Investment Companies	48,900,901	—	—	48,900,901
Mortgage-Backed Securities	—	3,471,667	—	3,471,667
U.S. Treasury	—	3,847,910	—	3,847,910
Money Market Funds	2,013,184	—	—	2,013,184
Repurchase Agreements	—	1,316,407	—	1,316,407

Total	$50,914,085	$14,019,707	$—	$64,933,792

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

54

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Aggressive Fund

At October 31, 2012, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
Wilmington Large-Cap Strategy Fund, Class I	45.7%
Wilmington Multi-Manager International Fund, Class I	33.0%
Vanguard High-Yield Corporate Fund	5.1%
Wilmington Multi-Manager Real Asset Fund, Class I	5.0%
Vanguard Dividend Appreciation ETF	4.5%
SPDR S&P Global Natural Resources ETF	2.4%
Wilmington Small-Cap Strategy Fund, Class I	1.9%
Dreyfus Cash Management Fund, Institutional Shares	1.2%
Other Assets and Liabilities – Net[1]	1.2%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 98.8%

ASSET ALLOCATION FUND – 5.0%
[9]Wilmington Multi-Manager Real Asset Fund	131,878	$1,933,329

DEBT FUNDS – 5.1%
Vanguard High-Yield Corporate Fund	319,586	1,933,495

EQUITY FUNDS – 87.5%
SPDR S&P Global Natural Resources ETF	18,000	913,320
Vanguard Dividend Appreciation ETF	29,000	1,708,970
[9]Wilmington Large-Cap Strategy Fund, Class I	1,362,542	17,535,914
[9]Wilmington Multi-Manager International Fund, Class I	1,919,151	12,685,588

Description	Number of Shares	Value
[9]Wilmington Small-Cap Strategy Fund, Class I	68,719	$731,171
TOTAL EQUITY FUNDS		$33,574,963

MONEY MARKET FUND – 1.2%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.07%	459,732	459,732
TOTAL INVESTMENT COMPANIES (Cost $28,809,967)		$37,901,519
TOTAL INVESTMENTS – 98.8% (COST $28,809,967)		$37,901,519
OTHER ASSETS LESS LIABILITIES – 1.2%		473,779
TOTAL NET ASSETS – 100.0%		$38,375,298

Cost of investments for Federal income tax purposes is $35,558,719. The net unrealized appreciation/(depreciation) of investments was $2,342,800. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,349,505 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,705.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Strategic Allocation Aggressive Fund continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Strategic Allocation Aggressive Fund (concluded)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Investment Companies	$37,901,519	$—	$—	$37,901,519

Total	$37,901,519	$—	$—	$37,901,519

See Notes to Portfolios of Investments

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

56

NOTES TO PORTFOLIOS OF INVESTMENTS

(1)	Floating rate note with current rate and stated maturity date shown.

(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.

(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2012, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$3,934,122	0.9%
Wilmington Rock Maple Alternatives Fund	511,250	1.4%
Wilmington Multi-Manager Real Asset Fund	4,692,274	1.2%
Wilmington Strategic Allocation Moderate Fund	331,765	0.5%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund
ABB Ltd.	06/08/2012	$35,031	$35,106
Aberdeen Asset Management PLC	05/31/2012	29,246	40,668
Aberdeen Asset Management PLC	09/28/2012	105,340	109,488
Aberdeen Asset Management PLC	02/09/2012	18,209	23,371
Aberdeen Asset Management PLC	02/10/2012	80,590	102,848
Aberdeen Asset Management PLC	02/13/2012	24,165	30,074
Aberdeen Asset Management PLC	02/14/2012	53,031	66,474
Aberdeen Asset Management PLC	02/15/2012	86,379	108,027
Aberdeen Asset Management PLC	02/16/2012	67,002	84,085
Aberdeen Asset Management PLC	02/17/2012	44,992	56,048
Aberdeen Asset Management PLC	02/29/2012	72,542	98,847
Aberdeen Asset Management PLC	02/29/2012	14,012	19,146
Aberdeen Asset Management PLC	05/03/2012	54,948	62,306
Aberdeen Asset Management PLC	05/04/2012	17,263	20,135
Aditya Birla Nuvo Ltd.	06/16/2010	26,604	27,027
Axis Bank Ltd.	03/19/2010	70,031	60,717
Axis Bank Ltd.	01/13/2011	29,199	21,999
Axis Bank Ltd.	03/27/2012	43,358	41,798
China Construction Bank Corp.	07/03/2007	161,573	173,315
China Construction Bank Corp.	05/26/2010	41,507	39,938
China Construction Bank Corp.	11/26/2010	11,182	14,928
China Construction Bank Corp.	01/13/2011	172,583	138,652
China Construction Bank Corp.	01/26/2012	72,867	68,572
China Construction Bank Corp.	03/27/2012	52,706	51,241
China Construction Bank Corp.	10/11/2012	30,444	32,402
Container Corp. of India	02/08/2010	29,219	20,527
Container Corp. of India	01/13/2011	38,773	26,125
FPT Corp.	10/13/2010	25,843	14,877
FPT Corp.	01/13/2011	38,488	27,787
HDFC Bank Ltd.	12/20/2010	121,868	150,343
HDFC Bank Ltd.	01/13/2011	54,119	64,828
HDFC Bank Ltd.	03/27/2012	43,653	50,095

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	57

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Jaiprakash Associates Ltd.	06/21/2010	$34,593	$19,320
Jaiprakash Associates Ltd.	01/13/2011	36,608	27,599
Kinh Do Corp.	10/14/2010	60,400	39,581
NTPC Ltd.	10/12/2009	102,375	69,613
NTPC Ltd.	01/13/2011	52,888	38,072
NTPC Ltd.	03/27/2012	63,330	59,042
PetroVietnam Drilling and Well Services JSC	10/11/2012	58,107	53,941
PetroVietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	42,459
Pha Lai Thermal Power JSC	10/13/2010	35,986	24,026
Piramal Healthcare Ltd.	04/08/2008	37,998	41,579
Reliance Industries Ltd. GDR	07/03/2007	303,953	214,271
Reliance Industries Ltd. GDR	01/13/2011	76,929	50,910
Reliance Industries Ltd. GDR	01/20/2012	42,433	40,608
Reliance Industries Ltd. GDR	03/27/2012	82,122	85,349
Reliance Industries Ltd. GDR	04/02/2012	41,493	41,926
Samsung Electronics Co. Ltd. GDR	10/28/2005	1,832	4,221
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	54,270
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	20,502
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	107,937
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	215,874
Samsung Electronics Co. Ltd. GDR	09/13/2011	21,736	37,989
Samsung Electronics Co. Ltd. GDR	09/20/2011	59,455	100,701
Samsung Electronics Co. Ltd. GDR	10/24/2011	21,816	31,959
Samsung Electronics Co. Ltd. GDR	05/03/2012	26,761	25,929
Samsung Electronics Co. Ltd. GDR	05/04/2012	16,812	16,884
Samsung Electronics Co. Ltd. GDR	08/23/2012	87,549	92,862
Steel Authority of India Ltd.	04/16/2009	20,302	13,573
Steel Authority of India Ltd.	03/27/2012	44,175	35,169
Sun Pharmaceutical Industries Ltd.	02/08/2010	77,517	154,814
Tata Consultancy Services Ltd.	08/14/2009	62,871	142,785
Tata Steel Ltd.	09/21/2011	45,297	34,624
Unitech Ltd.	07/08/2010	16,170	4,379
Unitech Ltd.	01/13/2011	47,365	15,455
Vingroup JSC	10/13/2010	24,321	34,581
Vingroup JSC	10/14/2010	42,948	59,524
			$3,934,122	0.9%
Wilmington Rock Maple Alternatives Fund
Ryerson, Inc./Joseph T Ryerson & Son, Inc.	10/15/2012	518,750	$511,250	1.4%
Wilmington Multi-Manager Real Asset Fund
Banco Santander Brazil SA	03/17/2011	500,000	492,504
Dexia Credit Local SA	03/02/2010	1,700,000	1,690,104
International Lease Finance Corp.	08/11/2010	100,000	118,188
MAGI Funding PLC	05/12/2011	527,477	493,336
Metropolitan Life Global Funding I	01/05/2011	1,500,000	1,503,715
SLM Student Loan Trust	07/13/2010	11,798	11,817
Venture CDO Ltd	08/02/2010	358,224	382,610
			$4,692,274	1.2%

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

58	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Strategic Allocation Moderate Fund
Archer-Daniels-Midland Co.	10/16/2012	$202,242	$209,070
FMR LLC	06/28/2010	102,666	122,695
			$331,765	0.5%

(8)	7-Day net yield.

(9)	Affiliated company. See Note 4 in Notes to Financial Statements.

(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2012, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$75,190	0.0%

(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

(15)	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and options carried by the fund(s). The total value of all securities segregated at October 31, 2012 was:

Fund	Amount
Wilmington Rock Maple Alternatives Fund	$11,513,900

(16)	While the Fund’s position in this security is long, the investment provides short exposure to the market.

(17)	All or a portion of this security is segregated as collateral in connection with the fund’s reverse repurchase agreements. The total value of all securities segregated at October 31, 2012 was:

Fund	Amount
Wilmington Multi-Manager Real Asset Fund	$3,735,052

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

CPI – Consumer Price Index

ETF – Exchange Traded Fund

GDR – Global Depositary Receipt

LLC – Limited Liability Corporation

LP – Limited Partnership

MFA – Mortgage Finance Authority

MTN – Medium Term Note

PCL – Public Company Limited

SPDR – Standard & Poor’s Depository Receipts

TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	59

October 31, 2012 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Rock Maple Alternatives Fund		Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund		Wilmington Strategic Allocation Moderate Fund
ASSETS:
Investments, at identified cost	$433,913,468		$36,075,534		$354,985,129		$43,510,253		$58,421,256

Investments in securities, at value (Including securities on loan) (Note 2)	$449,456,013	(a)	$36,975,564		$397,221,983	(a)	$48,499,157	(a)	$64,933,792	(a)
Cash	12,907		5,885,708		344,107		—		339
Cash denominated in foreign currencies	1,003,483	(b)	57,683	(b)	742,768	(b)	—		—
Premiums paid for swap agreements	—		—		108,984		—		—
Income receivable	1,372,355		130,424		1,342,709		70,497		126,395
Receivable for shares sold	1,696,137		98,451		—		—		—
Unrealized appreciation on swap agreements	—		—		123,626		—		—
Unrealized appreciation on foreign exchange contracts	1,021		—		954,572		—		—
Receivable for investments sold	19,047,581		330,613		6,460,168		2,119,736		—
Other assets	17,497		1,816		10,163		2,063		8,143

TOTAL ASSETS	472,606,994		43,480,259		407,309,080		50,691,453		65,068,669

LIABILITIES:
Options written, at value	—		52,577	(c)	203,804	(c)	—		—
Deferred capital gains tax payable	244,577		—		134,510		—		—
Premiums received for swap agreements	—		—		2,612		—		—
Payable for securities sold short	—		6,303,192	(d)	—		—		—
Payable for investments purchased	18,681,275		78,030		19,107,487		1,200,000		—
Collateral for securities on loan	5,297,206		—		1,528,940		—		1,316,407
Due to broker for swap agreements	—		—		710,144		—		—
Unrealized depreciation on swap agreements	—		—		9,768		—		—
Unrealized depreciation on foreign exchange contracts	1,860		11,573		1,341,219		—		—
Payable for shares redeemed	137,076		20,000		—		4,895		—
Payable to sub-advisors	178,504		25,227		103,120		—		—
Payable for distribution services fee	3,588		87		1,278		1,379		25,338
Payable for shareholder services fee	45,707		—		—		—		—
Reverse repurchase agreements, at value	—		—		3,687,940		—		—
Other accrued expenses	710,423		72,056		247,418		54,463		91,410

TOTAL LIABILITIES	25,300,216		6,562,742		27,078,240		1,260,737		1,433,155

NET ASSETS	$447,306,778		$36,917,517		$380,230,840		$49,430,716		$63,635,514

NET ASSETS CONSIST OF:
Paid-in capital	$810,403,347		$36,078,027		$465,377,495		$48,154,940		$73,471,644
Undistributed (distributions in excess of) net investment income	(103,494)		(2,172)		(3,191,994)		128,966		93,730
Accumulated net realized gain (loss) on investments and foreign transactions	(378,515,886)		9,472		(123,949,021)		(3,842,094)		(16,442,396)
Net unrealized appreciation (depreciation) of investments and foreign currencies	15,522,811		832,190		41,994,360		4,988,904		6,512,536

TOTAL NET ASSETS	$447,306,778		$36,917,517		$380,230,840		$49,430,716		$63,635,514

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$6,115,777		$638,385		$5,923,161		$6,437,212		$60,631,736

Shares outstanding (unlimited shares authorized)	930,013		61,856		405,431		598,134		6,525,747

Net Asset Value per share	$6.58		$10.32		$14.61		$10.76		$9.29

Offering price per share*	$6.96	**	$10.92	**	$15.46	**	$11.39	**	$9.83	**

Class I
Net Assets	$441,191,001		$36,279,132		$374,307,679		$42,993,504		$3,003,778

Shares outstanding (unlimited shares authorized)	66,774,118		3,523,224		25,535,241		3,986,976		323,685

Net Asset Value per share	$6.61		$10.30		$14.66		$10.78		$9.28

(a)	Includes $1,373,184, $1,516,248, $40,715,221 and $17,259,518 of investments in affiliated issuers, respectively.

(b)	Cost of cash denominated in foreign currencies was $992,808, $57,557 and $735,379, respectively.

(c)	Premiums received for options written was $72,964 and $219,037, respectively.

(d)	Proceeds received for securities sold short was $6,226,418.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

(Statements of Assets and Liabilities continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

60	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2012 (unaudited)	Wilmington Strategic Allocation Aggressive Fund
ASSETS:
Investments, at identified cost	$28,809,967

Investments in securities, at value (Note 2)(a)	$37,901,519
Income receivable	10,887
Receivable for shares sold	95
Receivable for investments sold	770,000
Other assets	2,016

TOTAL ASSETS	38,684,517

LIABILITIES:
Payable for investments purchased	250,000
Payable for shares redeemed	1,549
Payable for distribution services fee	1,063
Other accrued expenses	56,607

TOTAL LIABILITIES	309,219

NET ASSETS	$38,375,298

NET ASSETS CONSIST OF:
Paid-in capital	$46,681,724
Undistributed (distributions in excess of) net investment income	120,098
Accumulated net realized gain (loss) on investments	(17,518,076)
Net unrealized appreciation (depreciation) of investments	9,091,552

TOTAL NET ASSETS	$38,375,298

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$2,964,257

Shares outstanding (unlimited shares authorized)	322,075

Net Asset Value per share	$9.20

Offering price per share*	$9.74	**

Class I
Net Assets	$35,411,041

Shares outstanding (unlimited shares authorized)	3,837,378

Net Asset Value per share	$9.23

(a)	Includes $32,886,002 of investments in affiliated issuers.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	61

Six Months Ended October 31, 2012 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Rock Maple Alternatives Fund	Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund	Wilmington Strategic Allocation Moderate Fund
INVESTMENT INCOME:
Dividends	$5,987,329	(a)(b)	$247,495 (a)	$2,280,110	(a)(b)	$673,682 (b)	$462,338 (b)
Interest	—		155,708	2,523,571		—	198,393
Securities lending income	95,446		—	2,823		—	16,639

TOTAL INVESTMENT INCOME	6,082,775		403,203	4,806,504		673,682	677,370

EXPENSES:
Investment advisory fee	1,989,253		338,121	1,512,524		128,136	163,117
Administrative personnel and services fee	45,560		3,523	42,562		5,946	7,568
Portfolio accounting, administration and custodian fees	356,700		25,365	123,239		12,602	17,112
Transfer and dividend disbursing agent fees and expenses	52,742		2,036	77,135		7,416	45,276
Trustees’ fees	15,080		14,994	14,632		15,131	14,871
Professional fees	79,238		26,244	39,017		20,943	23,503
Distribution services fee—Class A	7,759		208	7,899		8,430	77,746
Shareholder services fee—Class A	7,759		208	7,899		8,430	77,746
Shareholder services fee—Class I	483,359		37,760	450,747		55,638	3,812
Share registration costs	12,045		12,606	13,550		12,518	7,324
Printing and postage	9,730		2,080	16,638		10,838	14,317
Dividend expense on securities sold short	—		73,977	—		—	—
Interest expense on reverse repurchase agreements	—		—	2,466		—	—
Miscellaneous	19,458		5,577	19,459		10,224	6,406

TOTAL EXPENSES	3,078,683		542,699	2,327,767		296,252	458,798

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(153,854)		(129,832)	(11,684)		(100,743)	(109,198)
Waiver of distribution services fee—Class A	(183)		—	—		—	(29)
Waiver of shareholder services fee—Class A	(7,759)		(94)	(7,899)		(8,430)	(77,746)
Waiver of shareholder services fee—Class I	(251,488)		(37,760)	(450,747)		(55,638)	(3,812)

TOTAL WAIVERS AND REIMBURSEMENTS	(413,284)		(167,686)	(470,330)		(164,811)	(190,785)

Net expenses	2,665,399		375,013	1,857,437		131,441	268,013

Net investment income (loss)	3,417,376		28,190	2,949,067		542,241	409,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(4,125,481)		17,778	1,319,112		338,100	522,134
Net realized gain (loss) from affiliated investment companies	—		—	—		256,241	176,441
Net realized gain (loss) on foreign currency transactions	(102,757)		2,979	1,110,373		—	—
Net realized gain (loss) on futures contracts	(6,230)		—	(220,512)		—	—
Net realized gain (loss) on swap agreements	—		—	54,637		—	—
Net realized gain (loss) on options written	—		308,300	(20,244)		—	—
Net realized gain (loss) on short sales	—		(283,311)	—		—	—
Net change in unrealized appreciation (depreciation) of investments	(915,154)		625,742	6,305,447		173,653	(602,810)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(5,149,622)		671,488	8,548,813		767,994	95,765

Change in net assets resulting from operations	$(1,732,246)		$699,678	$11,497,880		$1,310,235	$505,122

(a)	Net of foreign withholding taxes withheld of $603,974, $1,103 and $88,880, respectively.

(b)	Includes $199, $200, $446,492 and $97,124 received from affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

(Statements of Operations continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

62	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2012 (unaudited)	Wilmington Strategic Allocation Aggressive Fund
INVESTMENT INCOME:
Dividends(a)	$501,671

TOTAL INVESTMENT INCOME	501,671

EXPENSES:
Investment advisory fee	98,674
Administrative personnel and services fee	4,578
Portfolio accounting, administration and custodian fees	12,602
Transfer and dividend disbursing agent fees and expenses	8,252
Trustees’ fees	15,104
Professional fees	20,872
Distribution services fee—Class A	3,719
Shareholder services fee—Class A	3,719
Shareholder services fee—Class I	45,618
Share registration costs	12,518
Printing and postage	11,090
Miscellaneous	10,058

TOTAL EXPENSES	246,804

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(71,392)
Waiver of shareholder services fee—Class A	(3,719)
Waiver of shareholder services fee—Class I	(45,618)

TOTAL WAIVERS AND REIMBURSEMENTS	(120,729)

Net expenses	126,075

Net investment income (loss)	375,596

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	55,485
Net realized gain (loss) from affiliated investment companies	350,818
Net change in unrealized appreciation (depreciation) of investments	(559,512)

Net realized and unrealized gain (loss) on investments	(153,209)

Change in net assets resulting from operations	$222,387

(a)	Includes $392,909 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	63

	Wilmington Multi-Manager International Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012(a)	Year Ended June 30, 2011
OPERATIONS:
Net investment income (loss)	$3,417,376	$3,173,418	$4,518,207
Net realized gain (loss) on investments	(4,234,468)	(10,376,352)	23,982,615
Net change in unrealized appreciation (depreciation) on investments	(915,154)	(38,808,023)	43,967,692

Change in net assets resulting from operations	(1,732,246)	(46,010,957)	72,468,514

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(105,039)	(1,355)	(5,671)
Class I	(6,552,862)	(1,469,295)	(4,170,715)

Change in net assets resulting from distributions to shareholders	(6,657,901)	(1,470,650)	(4,176,386)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	77,822	156,622	550,709
Class I	87,034,610	43,205,337	132,362,115
Proceeds from shares issued in connection with Reorganization (Note 8)	—	131,922,273	—
Distributions reinvested
Class A	98,005	1,225	5,480
Class I	3,520,825	636,820	1,806,057
Cost of shares redeemed
Class A	(590,065)	(359,888)	(102,237)
Class I	(36,816,667)	(100,077,373)	(77,659,243)

Change in net assets resulting from share transactions	53,324,530	75,485,016	56,962,881

Change in net assets	44,934,383	28,003,409	125,255,009
NET ASSETS:
Beginning of period	402,372,395	374,368,986	249,113,977

End of period	$447,306,778	$402,372,395	$374,368,986

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(103,494)	$3,137,031	$(225,519)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	12,498	22,732	73,980
Class I	13,413,701	6,748,787	17,575,569
Shares issued in connection with Reorganization (Note 8)	—	19,336,655	—
Distributions reinvested
Class A	15,799	189	746
Class I	563,718	97,298	245,029
Shares redeemed
Class A	(92,763)	(54,447)	(13,770)
Class I	(5,825,888)	(15,391,690)	(10,733,877)

Net change resulting from share transactions	8,087,065	10,759,524	7,147,677

(a)	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

64	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Rock Maple Alternatives Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012*
OPERATIONS:
Net investment income (loss)	$28,190	$147,748
Net realized gain (loss) on investments	45,746	(104,089)
Net change in unrealized appreciation (depreciation) of investments	625,742	206,448

Change in net assets resulting from operations	699,678	250,107

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(26)	—
Class I	(39,120)	(71,149)

Change in net assets resulting from distributions to shareholders	(39,146)	(71,149)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	653,413	121,568
Class I	13,051,518	25,140,242
Distributions reinvested
Class A	26	—
Class I	4,855	1,524
Cost of shares redeemed
Class A	(135,607)	—
Class I	(2,373,168)	(386,344)

Change in net assets resulting from share transactions	11,201,037	24,876,990

Change in net assets	11,861,569	25,055,948
NET ASSETS:
Beginning of period	25,055,948	—

End of period	$36,917,517	$25,055,948

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,172)	$8,784

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	63,183	11,964
Class I	1,281,538	2,512,086
Distributions reinvested
Class A	3	—
Class I	485	150
Shares redeemed
Class A	(13,294)	—
Class I	(232,893)	(38,142)

Net change resulting from share transactions	1,099,022	2,486,058

*	Commencement of investment operations January 12, 2012.

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	65

	Wilmington Multi-Manager Real Asset Fund			Wilmington Strategic Allocation Conservative Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Year Ended June 30, 2011	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Year Ended June 30, 2011
OPERATIONS:
Net investment income (loss)	$2,949,067	$(1,770,999)	$14,208,111	$542,241	$1,016,371	$1,807,659
Net realized gain (loss) on investments	2,243,366	9,789,834	23,990,074	594,341	1,952,265	1,414,599
Net change in unrealized appreciation (depreciation) of investments	6,305,447	(873,799)	20,676,164	173,653	(2,033,581)	4,673,730

Change in net assets resulting from operations	11,497,880	7,145,036	58,874,349	1,310,235	935,055	7,895,988

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(44,863)	(5,519)	(718,487)	(74,186)	(144,371)	(235,297)
Class I	(2,913,869)	(240,392)	(13,559,782)	(542,503)	(1,054,442)	(1,563,166)

Change in net assets resulting from distributions to shareholders	(2,958,732)	(245,911)	(14,278,269)	(616,689)	(1,198,813)	(1,798,463)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	306,816	1,277,305	2,247,464	99,147	89,798	7,194,268
Class I	44,814,799	146,316,832	47,667,501	903,860	3,320,115	323,968
Distributions reinvested
Class A	39,577	5,209	680,196	70,834	137,603	221,830
Class I	1,296,444	78,344	4,291,103	503,236	968,602	1,402,127
Cost of shares redeemed
Class A	(1,574,095)	(7,934,816)	(7,842,454)	(823,040)	(1,205,703)	(3,342,991)
Class I	(24,879,915)	(61,223,719)	(125,378,229)	(4,319,247)	(13,973,081)	(11,688,226)

Change in net assets resulting from share transactions	20,003,626	78,519,155	(78,334,419)	(3,565,210)	(10,662,666)	(5,889,024)

Change in net assets	28,542,774	85,418,280	(33,738,339)	(2,871,664)	(10,926,424)	208,501
NET ASSETS:
Beginning of period	351,688,066	266,269,786	300,008,125	52,302,380	63,228,804	63,020,303

End of period	$380,230,840	$351,688,066	$266,269,786	$49,430,716	$52,302,380	$63,228,804

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,191,994)	$(3,182,329)	$(5,345,159)	$128,966	$203,414	$313,907

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	21,505	93,062	164,706	9,257	8,568	31,671
Class I	3,119,687	10,525,216	3,501,036	85,474	320,755	695,050
Distributions reinvested
Class A	2,788	381	50,838	6,682	13,640	21,512
Class I	90,806	5,727	319,566	47,405	95,789	135,584
Shares redeemed
Class A	(111,657)	(584,668)	(579,584)	(77,563)	(117,367)	(322,385)
Class I	(1,727,955)	(4,484,128)	(9,233,540)	(405,243)	(1,357,544)	(1,122,201)

Net change resulting from share transactions	1,395,174	5,555,590	(5,776,978)	(333,988)	(1,036,159)	(560,769)

See Notes which are an integral part of the Financial Statements

(Statements of Changes in Net Assets continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

66	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Year Ended June 30, 2011
OPERATIONS:
Net investment income (loss)	$409,357	$888,364	$375,596	$377,486	$1,009,987
Net realized gain (loss) on investments	698,575	1,004,390	406,303	521,974	737,245
Net change in unrealized appreciation (depreciation) of investments	(602,810)	(4,599,886)	(559,512)	(2,521,934)	10,603,386

Change in net assets resulting from operations	505,122	(2,707,132)	222,387	(1,622,474)	12,350,618

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(394,109)	(859,662)	(21,070)	(19,654)	(61,960)
Class I	(23,170)	(51,060)	(297,060)	(320,102)	(948,415)
Distributions from net realized gain on investments
Class A	—	(87,547)	—	—	—
Class I	—	(3,953)	—	—	—

Change in net assets resulting from distributions to shareholders	(417,279)	(1,002,222)	(318,130)	(339,756)	(1,010,375)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	789,209	2,997,639	164,439	88,736	145,629
Class I	125,247	149,012	866,618	5,267,653	7,918,850
Distributions reinvested
Class A	375,379	892,049	20,437	18,277	59,889
Class I	23,170	55,013	95,834	98,282	286,957
Cost of shares redeemed
Class A	(5,897,957)	(10,617,664)	(293,396)	(463,921)	(1,343,528)
Class I	(259,863)	(354,196)	(4,713,767)	(16,104,843)	(12,864,588)

Change in net assets resulting from share transactions	(4,844,815)	(6,878,147)	(3,859,835)	(11,095,816)	(5,796,791)

Change in net assets	(4,756,972)	(10,587,501)	(3,955,578)	(13,058,046)	5,543,452
NET ASSETS:
Beginning of period	68,392,486	78,979,987	42,330,876	55,388,922	49,845,470

End of period	$63,635,514	$68,392,486	$38,375,298	$42,330,876	$55,388,922

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$93,730	$101,652	$120,098	$62,632	$24,902

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	87,059	330,801	18,173	9,921	16,577
Class I	13,865	16,720	94,660	610,813	878,842
Distributions reinvested
Class A	40,887	102,604	2,195	2,186	6,796
Class I	2,528	6,304	10,316	11,700	32,395
Shares redeemed
Class A	(649,640)	(1,175,129)	(32,605)	(53,136)	(153,541)
Class I	(28,592)	(40,455)	(525,483)	(1,914,753)	(1,495,856)

Net change resulting from share transactions	(533,893)	(759,155)	(432,744)	(1,333,269)	(714,787)

See Notes which are an integral part of the Financial Statements

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	67

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$6.72		$ 7.63		$ 5.95	$ 5.36	$ 8.50	$11.75	$ 9.92
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.05		0.16		0.12	0.06	0.08	0.15	0.16
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.08)		(1.05)		1.64	0.63	(2.92)	(1.23)	2.72

Total Income (Loss) From Operations	(0.03)		(0.89)		1.76	0.69	(2.84)	(1.08)	2.88

Less Distributions From:
Net Investment Income	(0.11)		(0.02)		(0.08)	(0.10)	(0.10)	(0.25)	(0.12)
Net Realized Gains	—		—		—	—	(0.20)	(1.92)	(0.93)
Return of Capital			—		—	0.00 (d)	—	—	—

Total Distributions	(0.11)		(0.02)		(0.08)	(0.10)	(0.30)	(2.17)	(1.05)

Net Asset Value, End of Period	$6.58		$ 6.72		$ 7.63	$ 5.95	$ 5.36	$ 8.50	$11.75

Total Return(a)	(0.39)%		(11.65)%		29.57%	12.74%	(32.95)%	(10.66)%	30.30%
Net Assets, End of Period (000’s)	$6,116		$6,682		$571	$83	$80	$118	$122
Ratios to Average Net Assets
Gross Expense	1.81	%(e)	1.62	%(e)	1.59%	1.63%	1.72%	1.40%	1.37%
Net Expenses(b)	1.48	%(e)	1.42	%(e)	1.58%	1.62%	1.65%	1.40%	1.37%
Net Investment Income (Loss)	1.66	%(e)	2.77	%(e)	1.61%	0.89%	1.53%	1.46%	1.54%
Portfolio Turnover Rate	32%		85%		98%	107%	136%	124%	89%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$6.75		$ 7.66		$ 5.97	$ 5.37	$ 8.51	$11.76	$ 9.92
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.06		0.06		0.10	0.07	0.10	0.18	0.16
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.09)		(0.94)		1.67	0.64	(2.93)	(1.24)	2.74

Total Income (Loss) From Operations	(0.03)		(0.88)		1.77	0.71	(2.83)	(1.06)	2.90

Less Distributions From:
Net Investment Income	(0.11)		(0.03)		(0.08)	(0.11)	(0.11)	(0.27)	(0.13)
Net Realized Gains	—		—		—	—	(0.20)	(1.92)	(0.93)
Return of Capital	—		—		—	0.00 (d)	—	—	—

Total Distributions	(0.11)		(0.03)		(0.08)	(0.11)	(0.31)	(2.19)	(1.06)

Net Asset Value, End of Period	$6.61		$ 6.75		$ 7.66	$ 5.97	$ 5.37	$ 8.51	$11.76

Total Return(a)	(0.33)%		(11.45)%		29.78%	13.10%	(32.82)%	(10.49)%	30.57%
Net Assets, End of Period (000’s)	$441,191		$395,690		$373,798	$249,031	$395,536	$1,035,939	$1,129,534
Ratios to Average Net Assets
Gross Expense	1.56	%(e)	1.42	%(e)	1.43%	1.38%	1.42%	1.16%	1.06%
Net Expenses(b)	1.35	%(e)	1.38	%(e)	1.41%	1.37%	1.40%	1.15%	1.06%
Net Investment Income (Loss)	1.74	%(e)	1.17	%(e)	1.38%	1.03%	1.64%	1.75%	1.49%
Portfolio Turnover Rate	32%		85%		98%	107%	136%	124%	89%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Less than $.01 per share.
(e)	Annualized for periods less than one year.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager International Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

68	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON ROCK MAPLE ALTERNATIVES FUND

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period January 12, 2012* to April 30, 2012
Net Asset Value, Beginning of Period	$10.11		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.03)		0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.24		0.08

Total Income (Loss) From Operations	0.21		0.11

Less Distributions From:
Net Investment Income	(0.00	)(e)	—
Net Realized Gains	—		—

Total Distributions	(0.00)		—

Net Asset Value, End of Period	$10.32		$10.11

Total Return(a)	2.09%		1.10%
Net Assets, End of Period (000’s)	$639		$121
Ratios to Average Net Assets
Gross Expense	3.36	%(d)	4.25	%(d)
Net Expenses(b)	2.39	%(d)	2.48	%(d)
Net Investment Income (Loss)	(0.53	)%(d)	0.88	%(d)
Portfolio Turnover Rate	197%		8%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period January 12, 2012* to April 30, 2012
Net Asset Value, Beginning of Period	$10.08		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.01		0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.22		0.05

Total Income (Loss) From Operations	0.23		0.11

Less Distributions From:
Net Investment Income	(0.01)		(0.03)
Net Realized Gains	—		—

Total Distributions	(0.01)		(0.03)

Net Asset Value, End of Period	$10.30		$10.08

Total Return(a)	2.33%		1.10%
Net Assets, End of Period (000’s)	$36,279		$24,935
Ratios to Average Net Assets
Gross Expense	3.08	%(d)	3.92	%(d)
Net Expenses(b)	1.98	%(d)	1.98	%(d)
Net Investment Income (Loss)	0.19	%(d)	2.11	%(d)
Portfolio Turnover Rate	197%		8%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
(e)	Less than $0.01 per share.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	69

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$14.28		$14.00		$12.10	$11.60	$17.75	$15.34	$15.07
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.10		(0.21)		0.63	0.02	0.15	0.63	0.58
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.33		0.50		1.91	0.75	(4.89)	2.65	0.12

Total Income (Loss) From Operations	0.43		0.29		2.54	0.77	(4.74)	3.28	0.70

Less Distributions From:
Net Investment Income	(0.10)		(0.01)		(0.64)	(0.27)	(0.59)	(0.54)	(0.32)
Net Realized Gains	—		—		—	—	(0.82)	(0.33)	(0.11)

Total Distributions	(0.10)		(0.01)		(0.64)	(0.27)	(1.41)	(0.87)	(0.43)

Net Asset Value, End of Period	$14.61		$14.28		$14.00	$12.10	$11.60	$17.75	$15.34

Total Return(a)	3.03%		2.04%		21.45%	6.57%	(26.78)%	22.00%	4.62%
Net Assets, End of Period (000’s)	$5,923		$7,038		$13,773	$16,305	$20,073	$32,637	$128
Ratios to Average Net Assets
Gross Expense	1.51	%(d)	1.33	%(d)	1.25%	1.20%	1.09%	0.99%	0.90%
Net Expenses(b)	1.26	%(d)	1.28	%(d)	1.25%	1.19%	1.07%	0.90%	0.89%
Net Investment Income (Loss)	1.44	%(d)	(1.86	)%(d)	4.64%	0.13%	1.15%	3.61%	3.74%
Portfolio Turnover Rate	50%		180%		199%	156%	115%	72%	23%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$14.33		$14.02		$12.11	$11.61	$17.75	$15.33	$15.06
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.12		(0.09)		0.65	0.04	0.28	0.60	0.50
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.33		0.41		1.94	0.75	(4.99)	2.71	0.24

Total Income (Loss) From Operations	0.45		0.32		2.59	0.79	(4.71)	3.31	0.74

Less Distributions From:
Net Investment Income	(0.12)		(0.01)		(0.68)	(0.29)	(0.61)	(0.56)	(0.36)
Net Realized Gains	—		—		—	—	(0.82)	(0.33)	(0.11)

Total Distributions	(0.12)		(0.01)		(0.68)	(0.29)	(1.43)	(0.89)	(0.47)

Net Asset Value, End of Period	$14.66		$14.33		$14.02	$12.11	$11.61	$17.75	$15.33

Total Return(a)	3.15%		2.31%		21.70%	6.76%	(26.59)%	22.27%	4.89%
Net Assets, End of Period (000’s)	$374,308		$344,650		$252,497	$283,703	$368,263	$782,540	$555,007
Ratios to Average Net Assets
Gross Expense	1.26	%(d)	1.08	%(d)	1.00%	0.95%	0.82%	0.65%	0.65%
Net Expenses(b)	1.01	%(d)	1.02	%(d)	1.00%	0.94%	0.82%	0.65%	0.63%
Net Investment Income (Loss)	1.61	%(d)	(0.74	)%(d)	4.82%	0.33%	2.09%	3.64%	3.23%
Portfolio Turnover Rate	50%		180%		199%	156%	115%	72%	23%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

70	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$10.61		$10.60		$ 9.66	$ 9.02	$ 10.54	$10.80	$ 10.17
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.10		0.17		0.26	0.26	0.28	0.28	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0.17		0.05		0.95	0.64	(1.41)	(0.13)	0.66

Total Income (Loss) From Operations	0.27		0.22		1.21	0.90	(1.13)	0.15	0.93

Less Distributions From(d):
Net Investment Income	(0.12)		(0.21)		(0.27)	(0.26)	(0.25)	(0.28)	(0.25)
Net Realized Gains	—		—		—	—	(0.14)	(0.13)	(0.05)

Total Distributions	(0.12)		(0.21)		(0.27)	(0.26)	(0.39)	(0.41)	(0.30)

Net Asset Value, End of Period	$10.76		$10.61		$10.60	$ 9.66	$ 9.02	$10.54	$10.80

Total Return(a)	2.54%		2.15%		12.58%	9.98%	(10.57)%	1.35%	9.30%
Net Assets, End of Period (000's)	$6,437		$7,003		$8,003	$9,890	$3,402	$4,777	$3,273
Ratios to Average Net Assets
Gross Expense(f)	1.37	%(e)	0.77	%(e)	0.60%	0.64%	1.56%	1.68%	3.73%
Net Expenses(b)(f)	0.73	%(e)	0.63	%(e)	0.60%	0.64%	0.75%	0.75%	0.75%
Net Investment Income (Loss)	1.90	%(e)	1.95	%(e)	2.54%	2.65%	3.02%	2.61%	2.57%
Portfolio Turnover Rate	4%		37%		26%	92%	31%	25%	47%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$10.64		$10.62		$ 9.67	$ 9.04	$ 10.55	$10.81	$10.17
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.12		0.19		0.29	0.29	0.31	0.31	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.15		0.06		0.95	0.62	(1.41)	(0.14)	0.65

Total Income (Loss) From Operations	0.27		0.25		1.24	0.91	(1.10)	0.17	0.96

Less Distributions From(d):
Net Investment Income	(0.13)		(0.23)		(0.29)	(0.28)	(0.27)	(0.30)	(0.27)
Net Realized Gains	—		—		—	—	(0.14)	(0.13)	(0.05)

Total Distributions	(0.13)		(0.23)		(0.29)	(0.28)	(0.41)	(0.43)	(0.32)

Net Asset Value, End of Period	$10.78		$10.64		$10.62	$ 9.67	$ 9.04	$10.55	$10.81

Total Return(a)	2.57%		2.44%		12.96%	10.12%	(10.30)%	1.58%	9.62%
Net Assets, End of Period (000's)	$42,994		$45,299		$55,226	$53,131	$13,021	$8,058	$7,894
Ratios to Average Net Assets
Gross Expense(f)	1.12	%(e)	0.52	%(e)	0.35%	0.39%	1.30%	1.43%	3.08%
Net Expenses(b)(f)	0.48	%(e)	0.38	%(e)	0.35%	0.39%	0.50%	0.50%	0.50%
Net Investment Income (Loss)	2.15	%(e)	2.20	%(e)	2.81%	2.91%	3.42%	2.83%	2.86%
Portfolio Turnover Rate	4%		37%		26%	92%	31%	25%	47%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(e)	Annualized for periods less than one year.
(f)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	71

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND†

CLASS A	2012(h)		2012	2011		2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.26		$ 9.70	$ 8.62		$ 6.72	$10.07	$10.67	$10.47
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.06		0.11	0.10		0.04	0.10	0.10	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.42)	1.13		1.87	(2.82)	(0.19)	0.87

Total Income (Loss) From Operations	0.09		(0.31)	1.23		1.91	(2.72)	(0.09)	0.99

Less Distributions From:
Net Investment Income	(0.06)		(0.12)	(0.12)		(0.01)	(0.10)	(0.16)	(0.22)
Net Realized Gains	—		(0.01)	(0.03)		—	(0.53)	(0.35)	(0.57)

Total Distributions	(0.06)		(0.13)	(0.15)		(0.01)	(0.63)	(0.51)	(0.79)

Net Asset Value, End of Period	$ 9.29		$ 9.26	$ 9.70		$ 8.62	$ 6.72	$10.07	$10.67

Total Return(a)	0.96%		(3.13)%	14.54%		28.39%	(26.61)%	(0.93)%	9.80%
Net Assets, End of Period (000’s)	$60,632		$65,285	$75,554		$21,822	$21,871	$36,868	$41,963
Ratios to Average Net Assets
Gross Expense(g)	1.42	%(d)	1.64%	1.51%		1.39%	1.48%	1.20%	1.14%
Net Expenses(b)(g)	0.83	%(d)	0.79%	0.73%		0.83%	0.86%	0.88%	0.89%
Net Investment Income (Loss)	1.24	%(d)	1.26%	0.97%		0.46%	1.31%	0.98%	1.20%
Portfolio Turnover Rate	4%		41%	55%		10%	42%	21%	22%

CLASS I	2012(h)		2012	2011(f)
Net Asset Value, Beginning of Period	$ 9.25		$ 9.70	$ 8.08
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.07		0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.43)	1.66

Total Income (Loss) From Operations	0.10		(0.29)	1.76

Less Distributions From:
Net Investment Income	(0.07)		(0.15)	(0.11)
Net Realized Gains	—		(0.01)	(0.03)

Total Distributions	(0.07)		(0.16)	(0.14)

Net Asset Value, End of Period	$ 9.28		$ 9.25	$ 9.70

Total Return(a)	1.09%		(2.87)%	22.07%
Net Assets, End of Period (000’s)	$3,004		$3,108	$3,426
Ratios to Average Net Assets
Gross Expense(g)	1.17	%(d)	1.39%	1.44	%(d)
Net Expenses(b)(g)	0.58	%(d)	0.51%	0.67	%(d)
Net Investment Income (Loss)	1.50	%(d)	1.53%	1.25	%(d)
Portfolio Turnover Rate	4%		41%	55	%(e)

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
(e)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
(f)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(g)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Six months ended October 31, 2012 (unaudited).
(†)	Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. See Note 8. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for A Shares for periods prior to June 14, 2010.

See Notes which are an integral part of the Financial Statements

(Financial Highlights continued next page)

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

72	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND†

CLASS A	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$ 9.20		$ 9.33		$ 7.49	$ 6.81	$ 10.92	$12.19	$10.54
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.08		0.05		0.14	0.10	0.12	0.17	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.13)		1.85	0.68	(3.53)	(0.78)	1.80

Total Income (Loss) From Operations	0.06		(0.08)		1.99	0.78	(3.41)	(0.61)	1.88

Less Distributions From(d):
Net Investment Income	(0.06)		(0.05)		(0.15)	(0.10)	(0.12)	(0.17)	(0.07)
Net Realized Gains	—		—		—	—	(0.58)	(0.49)	(0.16)

Total Distributions	(0.06)		(0.05)		(0.15)	(0.10)	(0.70)	(0.66)	(0.23)

Net Asset Value, End of Period	$ 9.20		$ 9.20		$ 9.33	$ 7.49	$ 6.81	$10.92	$12.19

Total Return(a)	0.69%		(0.75)%		26.66%	11.41%	(30.79)%	(5.37)%	18.01%
Net Assets, End of Period (000's)	$2,964		$3,074		$3,502	$3,788	$3,165	$4,737	$5,070
Ratios to Average Net Assets
Gross Expense(f)	1.48	%(e)	0.88	%(e)	0.67%	0.58%	0.66%	0.61%	0.76%
Net Expenses(b)(f)	0.87	%(e)	0.73	%(e)	0.67%	0.58%	0.65%	0.60%	0.75%
Net Investment Income (Loss)	1.66	%(e)	0.75	%(e)	1.64%	1.23%	1.63%	1.41%	0.69%
Portfolio Turnover Rate	6%		17%		34%	53%	59%	23%	14%

CLASS I	Six Months Ended October 31, 2012 (unaudited)		For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net Asset Value, Beginning of Period	$ 9.22		$ 9.35		$ 7.51	$ 6.82	$ 10.93	$12.20	$10.55
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.09		0.07		0.17	0.11	0.15	0.20	0.10
Net Realized and Unrealized Gain (Loss) on Investments	—		(0.13)		1.84	0.70	(3.54)	(0.78)	1.81

Total Income (Loss) From Operations	0.09		(0.06)		2.01	0.81	(3.39)	(0.58)	1.91

Less Distributions From(d):
Net Investment Income	(0.08)		(0.07)		(0.17)	(0.12)	(0.14)	(0.20)	(0.10)
Net Realized Gains	—		—		—	—	(0.58)	(0.49)	(0.16)

Total Distributions	(0.08)		(0.07)		(0.17)	(0.12)	(0.72)	(0.69)	(0.26)

Net Asset Value, End of Period	$ 9.23		$ 9.22		$ 9.35	$ 7.51	$ 6.82	$10.93	$12.20

Total Return(a)	0.93%		(0.62)%		26.91%	11.80%	(30.63)%	(5.14)%	18.25%
Net Assets, End of Period (000's)	$35,411		$39,257		$51,887	$46,058	$51,823	$56,985	$53,249
Ratios to Average Net Assets
Gross Expense(f)	1.23	%(e)	0.61	%(e)	0.42%	0.33%	0.41%	0.36%	0.52%
Net Expenses(b)(f)	0.62	%(e)	0.48	%(e)	0.42%	0.33%	0.40%	0.35%	0.50%
Net Investment Income (Loss)	1.92	%(e)	1.02	%(e)	1.89%	1.41%	1.97%	1.67%	0.90%
Portfolio Turnover Rate	6%		17%		34%	53%	59%	23%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(e)	Annualized for periods less than one year.
(f)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

†	Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

See Notes which are an integral part of the Financial Statements

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NOTES TO FINANCIAL STATEMENTS	73

Wilmington Funds

October 31, 2012 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”), formerly known as MTB Group of Funds, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 25 portfolios, 6 of which are presented herein (individually referred to as the “Fund” or collectively as the “Funds”). The remaining 19 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Multi-Manager International Fund* (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Rock Maple Alternatives Fund (“Rock Maple Alternatives Fund”)(d)	The Fund’s investment goal is to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

Wilmington Multi-Manager Real Asset Fund* (“Real Asset Fund”)(d)	The Fund’s investment goal is to achieve long-term preservation of capital with current income.

Wilmington Strategic Allocation Conservative Fund* (“Strategic Allocation Conservative Fund”)(d)	The Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”), formerly MTB Strategic Allocation Fund(d)	The Fund’s investment goal is to seek a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

Wilmington Strategic Allocation Aggressive Fund* (“Strategic Allocation Aggressive Fund”)(d)	The Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to other Wilmington Strategic Allocation Funds.

(d)	Diversified

*	Effective March 9, 2012, the Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Conservative Asset Allocation Fund and Wilmington Aggressive Asset Allocation Fund (collectively the “WT Funds”), each a series of WT Mutual Fund, were reorganized into the Trust. For financial reporting purposes, the WT Funds’ financial and performance history prior to the reorganization has been carried forward and is reflected in the Funds’ financial statements and financial highlights. See Note 8 for additional information regarding the reorganization.

The Trust offers 7 classes of shares: Class A, Class C, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETF’s”) and Exchange Traded Notes (“ETN’s”), is taken from the exchange where the security is primarily traded.

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest

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74	NOTES TO FINANCIAL STATEMENTS

rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

For the six months ended October 31, 2012, the Real Asset Fund had reverse repurchase agreement activity as follows:

Days Outstanding*	Average Daily Balance*	Daily Weighted Average Interest Rate*	Interest Rate Range
28	$14,337,146	0.23%	0.15% - 0.31%

*	Average based on the number of days the Fund had reverse repurchase agreements outstanding.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly.

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as

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NOTES TO FINANCIAL STATEMENTS	75

amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustee’s approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Short Sales – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the

Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of October 31, 2012, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
International Fund	$4,874,430	$5,297,206
Real Asset Fund	1,502,130	1,528,940
Strategic Allocation Moderate Fund	1,290,148	1,316,407

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater

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76	NOTES TO FINANCIAL STATEMENTS

current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Rock Maple Alternatives Fund had options written during the six months ended October 31, 2012 as follows:

	Number of Contracts	Premiums Received
Outstanding options at April 30, 2012	145	$77,560
Options purchased	—	—
Option closed	(29)	(2,984)
Options written	803	504,350
Options expired	(669)	(423,693)
Options exercised	(130)	(82,269)

Options outstanding at October 31, 2012	120	$72,964

The Real Asset Fund had transactions in options written during the six months ended October 31, 2012 as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2012	2,240	$189,785
Options purchased	—	—
Options closed	(370)	(14,627)
Options written	2,260	70,321
Options expired	(440)	(26,442)
Options exercised	—	—

Options outstanding at October 31, 2012	3,690	$219,037

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the

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notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of October 31, 2012 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2012.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities, at value. Net unrealized appreciation on swap agreements. Net unrealized appreciation on financial futures contracts.	Options written, at value. Net unrealized depreciation on swap agreements. Net unrealized depreciation on financial futures contracts.

Foreign exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts.	Net unrealized depreciation on forward foreign currency exchange contracts.

Equity contracts	Investments in securities, at value. Net unrealized appreciation on financial futures contracts.	Net unrealized depreciation on financial futures contracts. Options written, at value.

Credit contracts	Net unrealized appreciation on swap agreements.	Net unrealized depreciation on swap agreements.

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78	NOTES TO FINANCIAL STATEMENTS

	Asset Derivative Fair Value
	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$3,102	$2,081	$1,021	$—	$—
Rock Maple Alternatives Fund	152,878	152,878	—	—	—
Real Asset Fund	1,130,731	—	954,572	165,540	10,619

	Liability Derivative Fair Value
	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$9,002	$7,142	$1,860	$—	$—
Rock Maple Alternatives Fund	64,150	52,577	11,573	—	—
Real Asset Fund	1,572,986	—	1,341,219	231,767	—

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2012 are as follows:

Derivative Type	Location of the Statement of Operations
Equity contracts	Net realized gain (loss) on investments, options written and futures contracts Net change in unrealized appreciation (depreciation) of investments

Credit contracts	Net realized gain (loss) on swap agreements, options written and futures contracts Net change in unrealized appreciation (depreciation) of investments

Interest rate contracts	Net realized gain (loss) on swap agreements, options written and futures contracts Net change in unrealized appreciation (depreciation) of investments

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions Net change in unrealized appreciation (depreciation) of investments

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$(96,554)	$(6,230)	$(90,324)	$—	$—
Rock Maple Alternatives Fund	99,533	107,460	(7,927)	—	—
Real Asset Fund	1,058,206	—	1,251,745	(229,229)	35,690

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$25,515	$22,615	$2,900	$—	$—
Rock Maple Alternatives Fund	(55,142)	(58,069)	2,927	—	—
Real Asset Fund	(15,496)	—	(86,980)	73,034	(1,550)

For the period ended October 31, 2012, the Fund’s volume of derivative activities is as follows:

	Written Options[1]	Purchased Options[2]	Futures Long Positions[3]	Futures Short Positions[3]	Forward Currency Contracts – Purchased[4]
International Fund	$—	$—	$393,769	$—	$1,941,895
Rock Maple Alternatives Fund	(72,964)	318,852	—	—	—
Real Asset Fund	(219,037)	56,030	4,110,520	(6,072,162)	68,860,418

	Forward Currency Contracts – Sold[5]	Interest Rate Swaps[6]	Credit Default Swaps as writer[6]
International Fund	$(2,243,094)	$—	$—
Rock Maple Alternatives Fund	(3,242,777)	—	—
Real Asset Fund	(188,647,237)	17,400,000	900,000

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	79
[1]	Premium Received.

[2]	Cost.

[3]	Average Notional Value, for the period.

[4]	Value at Settlement Date Payable.

[5]	Value at Settlement Date Receivable.

[6]	Notional Amount.

4.	FEDERAL TAX INFORMATION

As of April 30, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years or periods ended 2011, 2010, and 2009, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding fiscal years or periods were as follows:

	2012		2011
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$2,509,709	$—	$4,176,386	$—
Rock Maple Alternatives Fund	71,149	—	—	—
Real Asset Fund	245,911	—	14,278,269	—
Strategic Allocation Conservative Fund	1,198,813	—	1,798,463	—
Strategic Allocation Moderate Fund	910,770	91,452	800,183	289,643
Strategic Allocation Aggressive Fund	339,756	—	1,010,375	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ Over Distributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Capital Loss Carryforwards and Deferrals
International Fund	$3,701,607	$—	$6,565,138	$364,973,167
Rock Maple Alternatives Fund	116,458	44,353	18,147	—
Real Asset Fund	888,753	—	17,416,139	111,990,695
Strategic Allocation Conservative Fund	203,414	—	3,823,947	3,445,131
Strategic Allocation Moderate Fund	101,652	—	6,202,250	16,227,876
Strategic Allocation Aggressive Fund	62,632	—	2,997,115	11,270,430

At April 30, 2012, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Available Through				Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
	2016	2017	2018	2019
International Fund	$88,749,523	$236,603,604	$28,105,841	$—	$8,049,983	$825,710	$362,334,661
Real Asset Fund	—	—	111,990,695	—	—	—	111,990,695
Strategic Allocation Conservative Fund	—	1,528,460	1,916,671	—	—	—	3,445,131
Strategic Allocation Moderate Fund	—	13,143,879	1,811,021				14,954,900
Strategic Allocation Aggressive Fund	—	1,765,190	1,730,440	7,629,135	96,999	—	11,221,764

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As a result of the tax-free transfer of assets described in Note 8, and to the extent unrealized gains and losses that existed at the time of

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

80	NOTES TO FINANCIAL STATEMENTS

the reorganization are realized, the capital loss carryforwards may further be limited for up to five years from the date of the reorganization.

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the period ended April 30, 2012:

Fund	Capital Loss Carryforwards Used
International Fund	$12,666,152
Real Asset Fund	4,435,348
Strategic Allocation Conservative Fund	1,907,689
Strategic Allocation Moderate Fund	326,684

The International Fund expired capital loss carryforwards in the amount of $29,752,863.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2012 are as follows:

Fund	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses	Short-Term Post-October/ Late Year Currency Losses
International Fund	$2,638,506	$—	$—
Strategic Allocation Moderate Fund	—	1,272,976	—
Strategic Allocation Aggressive Fund	48,666	—	—

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) (formerly Rodney Square Management Corporation) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) (formerly MTB Investment Advisors, Inc.) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of

M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Rock Maple Alternatives Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. WFMC engages Rock Maple Services, LLC (“Rock Maple”) to assist in the identification and selection of sub-advisors and in the portfolio construction process for the Rock Maple Alternatives Fund. For their services, the Funds pay Rock Maple and each sub-advisor fees, accrued daily and paid monthly, as described below. Certain sub-advisors have entered into an agreement with WFMC to waive their fees to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of WFMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2013, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
	Class A	Class I
International Fund	1.49%	1.36%
Rock Maple Fund	2.23%	1.98%
Real Asset Fund	1.28%	1.03%
Strategic Allocation Conservative Fund	0.90%	0.65%
Strategic Allocation Moderate Fund	0.84%	0.59%
Strategic Allocation Aggressive Fund	1.03%	0.78%

Prior to September 1, 2012, the contractual expense limitations for Rock Maple Fund was 2.48% for Class A and Strategic Allocation Moderate Fund was 1.10% and 0.85% for Class A and Class I, respectively.

Fund	Gross Fees	Fees Waived	Fee as a % of average net assets of the Fund/ Allocated Net Assets for Sub-advisors

International Fund

WFMC	$982,849	$(122,277)	0.50%

Sub-advisors:
Baring International Investment Limited	114,052	—	0.45%
Goldman Sachs Asset Management, L.P.*	153,565	(4,068)	0.50%
Hansberger Global Investors, Inc.*	100,798	—	0.60%
LSV Asset Management	92,349	—	0.49%

Dimensional Fund Advisors LP	123,286	(21,809)	0.45% on the first $50 million; 0.30% in excess of $50 million

Parametric Portfolio Associates LLC (Emerging Markets Strategy)	363,115	—	0.80% on the first $100 million; 0.75% in excess of $100 million

Parametric Portfolio Associates LLC (Developed Country Index Replication Strategy)	59,239	(5,700)	0.275% on the first $50 million; 0.20% in excess of $50 million

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	81

Fund	Gross Fees	Fees Waived	Fee as a % of average net assets of the Fund/ Allocated Net Assets for Sub-advisors

Rock Maple Alternatives Fund

WFMC	$151,874	$(129,832)	1.00%

Rock Maple Services, LLC	60,750	—	0.40%

Sub-advisors:
Acuity Capital Management, LLC	24,349	—	1.00%
ADAR Investment Management, LLC	19,344	—	1.00%
Calypso Capital Management, LP	18,788	—	1.00%
TIG Advisors, LLC	15,568	—	1.00%
Madison Street Partners, LLC	17,784	—	1.00%
Parametric Risk Advisors	19,051	—	0.90%
Evercore Wealth Management, LLC	10,613	—	0.75%

Real Asset Fund

WFMC	920,318	(3,695)	0.50% excluding assets allocated to the inflation-protected debt securities (“TIPS”) strategy or the Enhanced Cash Strategy
			0.57% of the first $25 million of assets allocated to the TIPS strategy; 0.54% of the next $25 million; and 0.52% of assets over $50 million
			0.58% of assets allocated to the enhanced cash strategy

WFMC - Enhanced Cash Strategy	4,873	—	For assets allocated to the Enhanced Cash strategy, an additional fee as follows:
			0.08% on the assets allocated to the Enhanced Cash strategy.
Sub-advisors:
Pacific Investment Management Company, LLC	175,622	—	0.29%

E.I.I. Realty Securities, Inc.	179,301	—	0.65% on the first $100 million; 0.60% in excess of $100 million

CBRE Clarion Securities, LLC	179,253	(7,989)	0.65% on the first $50 million; 0.55% on the next $50 million; 0.45% in excess of $100 million

HSBC Global Asset Management (France)	53,157	—	0.20% on the first $100 million; 0.15% on the next $400 million; 0.10% in excess of $500 million

Strategic Allocation Conservative Fund	128,136	(100,743)	0.50%
Strategic Allocation Moderate Fund	163,117	(109,198)	0.50%
Strategic Allocation Aggressive Fund	98,674	(71,392)	0.50%

*	Effective November 12, 2012, Northern Cross LLC will replace Goldman Sachs Asset Management, L.P. and Hansberger Global Investors, Inc. as sub-advisors for the International Fund.

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration, accounting, transfer agency, and custody services. WTIA in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WTIA	0.033%	On the first $5 billion
	0.020%	On the next $2 billion
	0.016%	On the next $3 billion
	0.015%	On assets in excess of $10 billion

BNYM	0.0285%	On the first $500 million
	0.0280%	On the next $500 million
	0.0275%	On assets in excess of $1 billion

WTIA may voluntarily choose to waive any portion of its fee. WTIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2012, WTIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act.

The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares.

The Funds may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2012, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$3,189
Rock Maple Alternatives Fund	3
Real Asset Fund	21
Strategic Allocation Conservative Fund	152
Strategic Allocation Moderate Fund	75,736
Strategic Allocation Aggressive Fund	158

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

82	NOTES TO FINANCIAL STATEMENTS

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2012, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$548
Rock Maple Alternatives Fund	500
Real Asset Fund	150
Strategic Allocation Conservative Fund	1,606
Strategic Allocation Moderate Fund	34,207
Strategic Allocation Aggressive Fund	8,271

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2012, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
International Fund	$209,372
Rock Maple Alternatives Fund	3
Real Asset Fund	—
Strategic Allocation Conservative Fund	—
Strategic Allocation Moderate Fund	—
Strategic Allocation Aggressive Fund	—

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2012	Value at 10/31/2012	Dividend Income	Realized Gain/ Loss
Wilmington Multi-Manager International Fund
Wilmington Prime Money Market Fund	—	43,133,294	41,760,110	1,373,184	$1,373,184	$199	$—

Wilmington Multi-Manager Real Asset Fund
Wilmington Prime Money Market Fund	1,774,134	26,550,214	26,808,100	1,516,248	1,516,248	200	—

Wilmington Strategic Allocation Conservative Fund:
Wilmington Large-Cap Strategy Fund	444,836	50,584	38,890	456,530	5,875,537	50,871	128,994
Wilmington Small-Cap Strategy Fund	36,077	181	9,588	26,670	283,773	1,916	37,061
Wilmington Intermediate-Term Bond Fund	2,766,407	24,779	218,785	2,572,401	27,730,481	314,373	37,403
Wilmington Multi-Manager International Fund	515,092	161,391	30,547	645,936	4,269,637	58,023	20,898
Wilmington Multi-Manager Real Asset Fund	186,604	1,494	13,760	174,338	2,555,793	21,309	31,885

TOTAL		238,429	311,570		40,715,221	446,492	256,241

Wilmington Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	2,351,958	6,879,672	7,864,847	1,366,783	1,366,783	119	—
Wilmington Large-Cap Growth Fund	394,891	—	28,901	365,990	3,140,196	—	106,066
Wilmington Large-Cap Value Fund	226,768	—	66,735	160,033	1,678,741	10,615	70,375
Wilmington Mid-Cap Growth Fund	200,777	—	—	200,777	2,961,464	—	—
Wilmington Small-Cap Growth Fund	110,991	—	—	110,991	1,848,000	—	—
Wilmington Multi-Manager International Fund	623,127	—	—	623,127	4,118,872	69,261	—
Wilmington Multi-Manager Real Asset Fund	145,148	1,200	—	146,348	2,145,462	17,129	—

TOTAL		6,880,872	7,960,483		17,259,518	97,124	176,441

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October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	83

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2012	Value at 10/31/2012	Dividend Income	Realized Gain/ Loss
Wilmington Strategic Allocation Aggressive Fund:
Wilmington Large-Cap Strategy Fund	1,530,206	13,344	181,008	1,362,542	$17,535,914	$171,207	$417,044
Wilmington Small-Cap Strategy Fund	84,858	471	16,610	68,719	731,171	5,006	73,158
Wilmington Multi-Manager International Fund	1,718,189	366,613	165,651	1,919,151	12,685,588	199,833	(209,358)
Wilmington Multi-Manager Real Asset Fund	154,862	1,182	24,166	131,878	1,933,329	16,863	69,974

TOTAL		381,610	387,435		32,886,002	392,909	350,818

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2012 were as follows:

International Fund	$40,820
Rock Maple Alternatives Fund	2,085
Real Asset Fund	785
Strategic Allocation Conservative Fund	1,058
Strategic Allocation Aggressive Fund	1,073

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2012 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$172,409,021	$124,390,754
Rock Maple Alternatives Fund	57,617,866	52,997,728
Real Asset Fund	114,750,340	93,260,208
Strategic Allocation Conservative Fund	1,976,073	6,235,276
Strategic Allocation Moderate Fund	1,864,083	6,127,093
Strategic Allocation Aggressive Fund	2,492,909	5,921,208

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2012 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Real Asset Fund	$95,829,171	$86,212,967
Strategic Allocation Moderate Fund	381,098	712,007

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 11, 2013. The Funds did not utilize the LOC for the six months ended October 31, 2012.

8.	REORGANIZATION

On February 21, 2012, the Board approved an Agreement and Plan of Reorganization (the “Reorganization”) to transfer all of the assets of Wilmington Multi-Manager International Fund (“WT International Fund”), Wilmington Multi-Manager Real Asset Fund (“WT Real Asset Fund”), Wilmington Conservative Asset Allocation Fund (“WT Conservative Asset Allocation Fund”) and Wilmington Aggressive Asset Allocation Fund (“WT Aggressive Asset Allocation Fund”), each a series of WT Mutual Fund (collectively the “WT Funds”), in exchange for shares of the International Fund (“MTB International Fund”), Real Asset Fund, Strategic Allocation Conservative Fund and Strategic Allocation Aggressive Fund (each an “Acquiring Fund”), respectively. The Reorganization is believed to be in the best interest of shareholders as combining the series of WT Funds and the Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. Additionally, the Reorganization is believed to present the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. The shareholders of the WT Funds approved the Reorganization at a meeting on February 21, 2012 and the Reorganization took place on March 9, 2012. The Reorganization was treated as tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Acquiring Fund reflected the historical basis of the assets of each respective WT Fund as of the date of the Reorganization. WFMC and its affiliates bore the expenses related to the Reorganization, except for brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganization.

In exchange for their shares (A Shares and Institutional Shares), shareholders of the WT Real Asset Fund, WT Conservative Asset Allocation Fund and WT Aggressive Asset Allocation Fund received an identical number of shares of the corresponding class (Class A and Class I) of the Real Asset Fund, Strategic Allocation Conservative Fund and Strategic Allocation Aggressive Fund, respectively, with an aggregate net asset value equal to the aggregate net asset value of their shares immediately prior to the Reorganization. The Real Asset Fund, Strategic Allocation

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SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

84	NOTES TO FINANCIAL STATEMENTS

Conservative Fund and Strategic Allocation Aggressive Fund had no operations prior to March 9, 2012. Each WT Fund’s investment objectives, policies and limitations were similar or identical to those of the respective Acquiring Fund. Accordingly, for financial reporting purposes, the operating history of the WT Real Asset Fund, WT Aggressive Asset Allocation Fund and WT Aggressive Asset Allocation Fund prior to the Reorganization is reflected in each respective Acquiring Fund’s financial statements and financial highlights.

In connection with the Reorganization, the MTB International Fund revised its investment strategies so that they were identical to the investment strategies of WT International Fund. Additionally, the portfolio management team, portfolio composition and operating structure of the combined fund more closely resemble that of the

WT International Fund. Accordingly, for financial reporting purposes, the WT International Fund’s operating history prior to the Reorganization is reflected in the International Fund’s financial statements and financial highlights. As such, the financial statements and financial highlights are presented as if the WT International Fund acquired the MTB International Fund, and reflect the issuance of 951,099 Class A shares and 18,385,556 Class I shares (formerly A Shares and Institutional Shares) of the WT International Fund, respectively, in exchange for 740,978 A Shares and 14,509,670 I Shares of the MTB International Fund with an aggregate net asset value equal to the aggregate net asset value of such shares in the MTB International Fund immediately prior to the Reorganization. The following additional information is as of the date of the Reorganization:

MTB International Fund
Accumulated Net Realized Loss on Investments	Net Unrealized Appreciation on Investments	Net Assets	Net Assets of WT International Fund	Net Assets of combined fund
($61,012,527)	$9,585,986	$131,922,273	$283,001,865	$414,924,138

The financial statements of the International Fund reflect the operations of the WT International Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the International Fund that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on July 1, 2011, the proforma net investment income , net loss on investments and net decrease in net assets from operations for the fiscal period ended April 30, 2012 would have been $5,019,069, $(153,589,156) and $(148,570,086), respectively.

9.	PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk Related to Investment in Underlying Funds – The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the decisions of the Advisor, as investment advisor, regarding the allocation of the Fund’s assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in underlying funds, the Fund is subject to the risks of the underlying funds’ investments. Both the Fund and the underlying funds in which it invests bear fees and expenses, so an investment in the Fund may be subject to certain duplicate expenses.

10.	RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

October 31, 2012 (unaudited)  /  SEMI-ANNUAL REPORT

85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors and their sub-advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. This year, Advisory Agreements for certain sub-advisors of the Wilmington Multi-Manager International Fund and the Wilmington Large-Cap Value Fund were the only Advisory Agreements scheduled for renewal.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On September 6, 2012, the Trustees met in person with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management. The primary purpose of the September 6, 2012 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the September 6, 2012 meeting, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

–	Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s (a) performance rankings (over multiple years ended June 30, 2012) compared with performance universes created by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”) of similar or peer group funds, and (b) expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar of similar or peer group funds;

–	Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended June 30, 2012) compared with the Fund’s benchmark, and with Lipper and Morningstar categories;

–	Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2012 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review; and

–	Information regarding each sub-advisor’s business, personnel and operations, investment advisory services, other funds advised, compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings.

In considering this information, the Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisor concerning the following:

–	The nature and quality of the services provided;

–	The Advisor’s cost of providing the services;

–	The extent to which the Advisor realizes economies of scale as the Fund grows larger; and

–	The fall-out benefits to advisory affiliates that can be attributed to the Advisor’s position with the Fund.

As part of the September 6, 2012 Board meeting, the Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the contract approval meeting of the Board to be held from September 12-13, 2012.

At the September 12-13, 2012 Board meeting, the Trustees received and considered information provided by the Advisor in follow-up from the September 6, 2012 meeting. The Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards for best execution, performance in meeting those standards, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Trustees took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion.

After extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, the Trustees concluded the following:

–	The nature and extent of the investment advisory services to be provided to the Funds by Baring, Hansberger, LSV, and NWQ were, and the nature and extent of the services to be provided by Northern Cross would be, consistent with the terms of the Advisory Agreements;

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–	The prospects for satisfactory investment performance were reasonable; and

–	The cost of services to be provided by Baring, Hansberger, LSV, NWQ, and Northern Cross to the Fund appeared to be fair and reasonable in light of the information provided and that profitability would be assessed after a reasonable period of service to the Fund.

The Trustees also considered the extent to which economies of scale, if any, could be shared with shareholders of the Funds, and considered that the steps taken to date in that regard were not inappropriate.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees unanimously approved the renewal of the Advisory Agreements.

In making their determinations, the Trustees took into account each sub-advisor’s management style, investment philosophy and process, past performance, personnel that would be serving the Fund, and prevailing market conditions. In evaluating the Advisory Agreements, the Trustees also reviewed information provided by the Advisor, including the terms of the Advisory Agreements, and information regarding fee arrangements, including the structure of the sub-advisory fees; the fact that the Trust pays Baring, Hansberger, LSV, and NWQ, and would pay Northern Cross; the method of computing fees; and the frequency of payment of fees.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and unanimously approved the Advisory Agreements.

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Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

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PRIVACY POLICY AND NOTICE OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

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Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT  /  October 31, 2012 (unaudited)

Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Additional Sub-Advisors to the

Wilmington Multi-Manager International Fund

Acadian Asset Management LLC

One Post Office Square

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY, United Kingdom

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Hansberger Global Investors, Inc.

401 East Las Olas Blvd, Suite 1700

Ft. Lauderdale, FL 33301

LSV Asset Management

155 North Wacker Drive, Suite 4600

Chicago, IL 60606

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Global Investors LLC

801 Grand Avenue

Des Moines, IA 50392

Additional Sub-Advisors to the

Wilmington Rock Maple Alternatives Fund

Acuity Capital Management, LLC

60 Arch Street, 2nd Floor

Greenwich, CT 06830

ADAR Investment Management, LLC

156 West 56th Street, Suite 801

New York, NY 10019

Calypso Capital Management, LP

135 East 57th Street, 20th Floor

New York, NY 10022

Rock Maple Services, LLC

711 Fifth Avenue, 5th Floor

New York, NY 10022

TIG Advisors, LLC

520 Madison Avenue, 26th Floor

New York, NY 10022

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Whitebox Advisors LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

Madison Street Partners, LLC

3200 Cherry Creek South Drive, Suite 360

Denver, CO 80209

Parametric Risk Advisors

274 Riverside Avenue, 1st Floor

Westport, CT 06880

Evercore Wealth Management, LLC

55 East 52 Street, 36th Floor

New York, NY 10055

Additional Sub-Advisors to the

Wilmington Multi-Manager Real Asset Fund

EII Realty Securities, Inc.

640 Fifth Avenue, 8th Floor

New York, NY 10019

CBRE Clarion Securities LLC

201 King of Prussia Road, Suite 600

Radnor, PA 19087

Pacific Investment Management Company, LLC (“PIMCO”)

840 Newport Center Drive

Newport Beach, CA 92660

HSBC Global Asset Management (France)

Immeuble Ile De France, 4 Place de la Pyramide

Puteaux France, 92800

Co-Administrator

Wilmington Trust Investment Advisors

111 South Calvert Street 26th Floor

Baltimore, MD 21202

Co-Administrator, Accountant, and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square, 2005 Market Street, Suite 700

Philadelphia, PA 19103

WT-SAR-MMgr-1012

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds. Since we are required by law to send a report to each person listed as a shareholder, you (or your household) may receive more than one report.

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	December 28, 2012

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	December 28, 2012